UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: January 31

Registrant is making a filing for 10 of its series:

Wells Fargo100% Treasury Money Market Fund, Wells Fargo California Municipal Money Market Fund, Wells Fargo Cash Investment Money Market Fund, Wells Fargo Government Money Market Fund, Wells Fargo Heritage Money Market Fund, Wells Fargo Money Market Fund, Wells Fargo Municipal Cash Management Money Market Fund, Wells Fargo Municipal Money Market Fund, Wells Fargo National Tax-Free Money Market Fund, and Wells Fargo Treasury Plus Money Market Fund.

Date of reporting period: January 31, 2016

ITEM 1.	REPORT TO STOCKHOLDERS

Annual Report

January 31, 2016

Wells Fargo
100% Treasury Money Market Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo 100% Treasury Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

We do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo 100% Treasury Money Market Fund for the 12-month period that ended January 31, 2016. The period was marked by preparation for the new amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission. In the markets, all eyes were on the Federal Reserve (Fed) to see when it would begin normalizing monetary policy; it voted to begin increasing the federal funds rate in December 2015.

We are preparing to implement the new money market fund regulations.

The amendments to Rule 2a-7, which governs money market funds, are scheduled to be fully implemented by October 2016. To recap, U.S. Treasury and government money market funds will continue to operate much as they do today, with stable $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime money market funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors. (We announced in May 2015 changes to our money market fund lineup, identifying which funds would be for retail investors and which would be for institutional investors.) Second, money market fund boards of directors will have discretion to impose either a liquidity fee of up to 2% on shareholder redemptions or a temporary suspension of redemptions (gate) if a fund’s weekly liquid assets fall below 30% of its total assets and the board determines that the fee or gate is in the best interest of the fund’s shareholders.

■	Retail investors will continue to transact at a stable $1.00 NAV but may be subject to liquidity fees and redemption gates as described above.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may also be subject to liquidity fees and redemption gates under special circumstances as described above. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities. Our February 2016 Product Alert featured the intraday price times we will use to continue providing same-day settlement and liquidity to our shareholders.

■	Additional requirements include increased disclosure, tighter diversification requirements, and enhanced stress-testing measures.

■	We will continue to communicate any changes to our money market funds with our shareholders. Specifically, Product Alerts can be found at our website: wellsfargofunds.com. In the brown box on the left-hand side of the page, click on “Product Information” and find them under the “Product Alerts” tab.

While there will be operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

The Fed began normalizing monetary policy.

The Fed raised the target federal funds rate to between 0.25% and 0.50%, stating that its decision “recognizes the considerable progress that has been made toward restoring jobs, raising incomes, and easing economic hardships.” However, the Fed does not have preset paths for interest-rate hikes; rather, it depends on the economic environment. As the Fed begins to normalize monetary policy, it

Letter to shareholders (unaudited)	Wells Fargo 100% Treasury Money Market Fund	3

“expects economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.”

Short-term U.S. Treasury yields rose during the period: 1-month Treasury bills (T-bills) rose 0.21% to end January 2016 at a yield of 0.22%, 6-month T-bills rose 0.38% to end the period with a yield of 0.43%, and 1-year Treasury securities rose 0.31% to finish with a yield of 0.45%. Meanwhile, other short-term, high-quality yields remained under pressure due to strong demand and limited supply.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo 100% Treasury Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael C. Bird, CFA®

Jeffrey L. Weaver, CFA®

Laurie White

Average annual total returns (%) as of January 31, 20161

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (WFTXX)	11-8-1999	0.00	0.00	0.91	0.78	0.65
Administrator Class (WTRXX)	6-30-2010	0.00	0.00	0.95	0.51	0.30
Institutional Class (WOTXX)	10-31-2014	0.01	0.01	0.95	0.39	0.20
Service Class (NWTXX)	12-3-1990	0.00	0.00	0.95	0.68	0.50
Sweep Class	6-30-2010	0.00	0.00	0.95	1.13	1.00

Yield summary (%) as of January 31, 20163

	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-day current yield	0.00	0.00	0.08	0.00	0.00
7-day compound yield	0.00	0.00	0.08	0.00	0.00
30-day simple yield	0.00	0.00	0.06	0.00	0.00
30-day compound yield	0.00	0.00	0.06	0.00	0.00

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo 100% Treasury Money Market Fund	5

Portfolio composition as of January 31, 2016[4]

Weighted average maturity as of January 31, 2016[5]
44 days

Weighted average life as of January 31, 2016[6]
86 days

Effective maturity distribution as of January 31, 2016[4]

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Service Class shares, and includes the higher expenses applicable to Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Service Class shares, and has not been adjusted to reflect the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns would be lower.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.50)%, (0.23)%, (0.11)%, (0.40)%, and (0.85)% for Class A, Administrator Class, Institutional Class, Service Class, and Sweep Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo 100% Treasury Money Market Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

The majority of the Fund’s fiscal year that ended January 31, 2016, was characterized by a continuation of the extremely low interest rates that have prevailed for several years. However, rates were higher in the last two months of the period due to an increase in the federal funds rate by the U.S. Federal Reserve (Fed) on December 16, 2015, by 0.25% to a new target between 0.25% and 0.50%. Interest rates on all categories of government money market securities moved higher shortly before the Fed’s move and generally maintained those levels after the official increase.

The increase in Treasury bill (T-bill) yields was more modest than the increases for other government securities during the year, reflecting the effect of incremental demand for U.S. Treasury securities from domestic and international regulatory initiatives. Three-month T-bill yields averaged 2 basis points (bps; 100 bps equals 1.00%) during the first 10 months of the period, which ended November 30, 2015. In the last two months of the period, December 2015 and January 2016, 3-month T-bills yielded an average of 22 bps, reflecting the Fed’s interest-rate increase.

By comparison, the yields on repurchase agreements (repos) were generally higher even before the Fed’s move. Overnight repo rates, as measured by the DTCC GFC U.S. Treasury Repo Index,1 averaged 18 bps in the first 10 months of the period and then 41 bps in the final 2 months of the period. Overall, the average repo yield for the year that ended January 31, 2016, was 22 bps.

Similarly, yields on government-sponsored enterprise (GSE) discount notes were modestly higher throughout the year before moving notably higher as the Fed’s interest-rate increase approached. Average GSE discount note yields for 3-, 6-, and 12-month tenors were 10 bps, 16 bps, and 30 bps, respectively, over the next 10 months of the reporting period and then 31 bps, 46 bps, and 63 bps, respectively, over the last 2 months of the period. Overall, for the fiscal year that ended January 31, 2016, the averages were 13 bps, 21 bps, and 36 bps, respectively.

As noted above, yields on T-bills did not rise as much as those of other U.S. government securities, and this was largely the result of greater demand for U.S. Treasury securities due to various regulatory initiatives that encouraged large banks to buy high-quality liquid assets. Other regulatory changes led banks to reduce their leverage, leaving the banks with smaller portfolios to fund in the repo market at the same time supply in that market was shrinking. Investors displaced by reduced repo supply moved their investments to other government securities, such as T-bills, keeping downward pressure on interest rates for all government securities. These structural changes in the U.S. government money markets resulting in greater relative demand for U.S. Treasury securities—and lower relative yields—are expected to persist.

Our investment strategy remained consistent: We invested in T-bills and U.S. Treasury notes while taking into account the Fund’s overall level of liquidity and average maturity.

Strategic outlook

After seven years with interest rates set near zero, the Fed finally raised its target rate by 0.25% in December 2015, along with projections that showed further gradual interest-rate increases throughout 2016. The Fed has clearly signaled that it will proceed cautiously, weighing incoming economic data and other factors and modifying its interest-rate path accordingly. The Fed’s data-dependent orientation will have the markets carefully watching the effects on the U.S. economy of sharply and persistently lower commodity prices, economic weakness in other parts of the world, and the strengthening U.S. dollar. The Fed will also weigh its apparent progress in meeting its full-employment mandate against its less successful effort to bring inflation back up to 2%. In the face of this uncertainty, we believe that our investment strategy, with its focus on capital preservation and liquidity, will enable the Fund to continue to meet its objectives.

[1]	DTCC GCF U.S. Treasury Repo Index is Depository Trust & Clearing Corp.‘s weighted average for overnight trades in applicable CUSIPs of U.S. Treasuries. You cannot invest directly in an index.

Fund expenses (unaudited)	Wells Fargo 100% Treasury Money Market Fund	7

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2015 to January 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2015	Ending account value 1-31-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.00	$0.67	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.54	$0.68	0.13%
Administrator Class
Actual	$1,000.00	$1,000.00	$0.66	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.67	0.13%
Institutional Class
Actual	$1,000.00	$1,000.07	$0.62	0.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.58	$0.63	0.12%
Service Class
Actual	$1,000.00	$1,000.00	$0.69	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.52	$0.69	0.14%
Sweep Class
Actual	$1,000.00	$1,000.00	$0.68	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.53	$0.68	0.13%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8	Wells Fargo 100% Treasury Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Treasury Debt: 93.16%
U.S. Treasury Bill (z)	0.16%	2-11-2016	$921,180,000	$921,129,732
U.S. Treasury Bill (z)	0.17	4-28-2016	350,000,000	349,744,438
U.S. Treasury Bill (z)	0.19	2-4-2016	765,720,000	765,707,715
U.S. Treasury Bill (z)	0.22	4-7-2016	100,000,000	99,959,667
U.S. Treasury Bill (z)	0.22	4-14-2016	200,000,000	199,909,764
U.S. Treasury Bill (z)	0.24	2-18-2016	1,050,995,000	1,050,874,118
U.S. Treasury Bill (z)	0.25	3-24-2016	200,000,000	199,928,500
U.S. Treasury Bill (z)	0.25	4-21-2016	250,000,000	249,860,000
U.S. Treasury Bill (z)	0.26	3-31-2016	400,000,000	399,827,097
U.S. Treasury Bill (z)	0.27	2-25-2016	599,220,000	599,112,241
U.S. Treasury Bill (z)	0.27	3-10-2016	100,000,000	99,971,764
U.S. Treasury Bill (z)	0.28	3-17-2016	300,000,000	299,893,750
U.S. Treasury Bond	7.25	5-15-2016	130,000,000	132,551,302
U.S. Treasury Note ±%%	0.00	1-31-2018	50,000,000	49,999,998
U.S. Treasury Note	0.25	4-15-2016	180,000,000	179,978,402
U.S. Treasury Note	0.25	5-15-2016	20,000,000	19,983,791
U.S. Treasury Note ±	0.36	10-31-2016	200,000,000	199,930,711
U.S. Treasury Note ±	0.37	4-30-2016	130,000,000	130,000,111
U.S. Treasury Note	0.38	2-15-2016	100,000,000	100,008,367
U.S. Treasury Note	0.38	3-15-2016	100,000,000	100,006,856
U.S. Treasury Note	0.38	3-31-2016	250,000,000	249,997,771
U.S. Treasury Note	0.38	4-30-2016	210,000,000	209,998,209
U.S. Treasury Note ±	0.38	7-31-2016	160,000,000	160,004,471
U.S. Treasury Note ±	0.38	4-30-2017	200,000,000	200,002,392
U.S. Treasury Note ±	0.38	7-31-2017	210,000,000	209,930,777
U.S. Treasury Note ±	0.47	10-31-2017	200,000,000	199,796,466
U.S. Treasury Note	0.50	6-15-2016	75,000,000	75,038,805
U.S. Treasury Note	0.50	6-30-2016	25,000,000	25,012,238
U.S. Treasury Note	0.63	7-15-2016	60,000,000	60,033,450
U.S. Treasury Note	0.63	8-15-2016	30,000,000	30,038,659
U.S. Treasury Note	1.50	6-30-2016	10,000,000	10,035,152
U.S. Treasury Note	1.50	7-31-2016	60,000,000	60,313,477
U.S. Treasury Note	1.75	5-31-2016	75,000,000	75,347,910
U.S. Treasury Note	2.00	4-30-2016	30,000,000	30,123,354
U.S. Treasury Note	2.25	3-31-2016	90,000,000	90,291,657
U.S. Treasury Note	2.38	3-31-2016	125,000,000	125,408,883
U.S. Treasury Note	2.63	4-30-2016	130,000,000	130,706,778
U.S. Treasury Note	3.00	8-31-2016	50,000,000	50,684,886
U.S. Treasury Note	3.25	6-30-2016	40,000,000	40,449,985
U.S. Treasury Note ##	3.25	7-31-2016	50,000,000	50,654,561
U.S. Treasury Note	5.13	5-15-2016	270,000,000	273,683,610

Total Treasury Debt (Cost $8,505,931,815)				8,505,931,815

Total investments in securities (Cost $8,505,931,815) *	93.16%	8,505,931,815
Other assets and liabilities, net	6.84	624,169,258

Total net assets	100.00%	$9,130,101,073

(z)	Zero coupon security. The rate represents the current yield to maturity.

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

##	All or a portion of this security is segregated for when-issued securities.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2016	Wells Fargo 100% Treasury Money Market Fund	9

Assets
Investments in unaffiliated securities, at amortized cost	$8,505,931,815
Cash	9,815
Receivable for investments sold	974,003,199
Receivable for Fund shares sold	853,354
Receivable for interest	14,378,103
Receivable from manager	753,886
Prepaid expenses and other assets	344,503

Total assets	9,496,274,675

Liabilities
Dividends payable	3,010
Payable for investments purchased	349,883,717
Payable for Fund shares redeemed	13,259,640
Distribution fee payable	137,629
Administration fees payable	1,005,169
Accrued expenses and other liabilities	1,884,437

Total liabilities	366,173,602

Total net assets	$9,130,101,073

NET ASSETS CONSIST OF
Paid-in capital	$9,130,155,437
Overdistributed net investment income	(7,079)
Accumulated net realized losses on investments	(47,285)

Total net assets	$9,130,101,073

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$464,175,896
Shares outstanding – Class A1	464,168,064
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$1,945,991,277
Shares outstanding – Administrator Class[1]	1,945,893,427
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$632,263,078
Shares outstanding – Institutional Class[1]	632,267,411
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$5,614,424,786
Shares outstanding – Service Class[1]	5,614,088,123
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$473,246,036
Shares outstanding – Sweep Class[1]	473,227,960
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo 100% Treasury Money Market Fund	Statement of operations—year ended January 31, 2016

Investment income
Interest	$8,937,942

Expenses
Management fee	31,368,419
Administration fees
Class A	1,588,465
Administrator Class	2,606,160
Institutional Class	239,798
Service Class	7,235,096
Sweep Class	1,061,990
Shareholder servicing fees
Class A	1,805,074
Administrator Class	2,453,959
Service Class	14,950,379
Sweep Class	1,206,806
Distribution fee
Sweep Class	1,689,529
Custody and accounting fees	487,035
Professional fees	53,270
Registration fees	121,511
Shareholder report expenses	65,124
Trustees’ fees and expenses	13,996
Other fees and expenses	129,376

Total expenses	67,075,987
Less: Fee waivers and/or expense reimbursements	(58,237,478)

Net expenses	8,838,509

Net investment income	99,433

Net realized losses on investments	(107,610)

Net decrease in net assets resulting from operations	$(8,177)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo 100% Treasury Money Market Fund	11

	Year ended January 31, 2016		Year ended January 31, 2015

Operations
Net investment income (loss)		$99,433		$(14,025)
Net realized gains (losses) on investments		(107,610)		146,709

Net increase (decrease) in net assets resulting from operations		(8,177)		132,684

Distributions to shareholders from
Net investment income
Class A		(277)		(390)
Administrator Class		(1,368)		(584)
Institutional Class		(38,488)		(1)[1]
Service Class		(2,109)		(3,211)
Sweep Class		(178)		(182)
Net realized gains
Class A		(1,925)		(10,303)
Administrator Class		(8,547)		(31,843)
Institutional Class		(1,259)		(1)[1]
Service Class		(22,628)		(85,722)
Sweep Class		(1,852)		(5,060)

Total distributions to shareholders		(78,631)		(137,297)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,901,446,024	1,901,446,024	2,656,334,888	2,656,334,888
Administrator Class	6,440,523,252	6,440,523,252	7,840,271,294	7,840,271,294
Institutional Class	1,469,373,290	1,469,373,290	100,000 [1]	100,000 [1]
Service Class	25,698,628,836	25,698,628,836	28,414,397,642	28,414,397,642
Sweep Class	3,327,666,111	3,327,666,111	3,685,911,356	3,685,911,356

		38,837,637,513		42,597,015,180

Reinvestment of distributions
Class A	2,185	2,185	10,625	10,625
Administrator Class	4,720	4,720	22,338	22,338
Institutional Class	34,826	34,826	1 [1]	1 [1]
Service Class	7,952	7,952	31,610	31,610
Sweep Class	2,030	2,030	5,217	5,217

		51,713		69,791

Payment for shares redeemed
Class A	(2,446,890,666)	(2,446,890,666)	(2,579,678,985)	(2,579,678,985)
Administrator Class	(7,151,322,142)	(7,151,322,142)	(7,937,622,637)	(7,937,622,637)
Institutional Class	(837,240,706)	(837,240,706)	0 [1]	0 [1]
Service Class	(27,046,883,461)	(27,046,883,461)	(28,943,356,066)	(28,943,356,066)
Sweep Class	(3,282,195,419)	(3,282,195,419)	(3,648,699,311)	(3,648,699,311)

		(40,764,532,394)		(43,109,356,999)

Net decrease in net assets resulting from capital share transactions		(1,926,843,168)		(512,272,028)

Total decrease in net assets		(1,926,929,976)		(512,276,641)

Net assets
Beginning of period		11,057,031,049		11,569,307,690

End of period		$9,130,101,073		$11,057,031,049

Overdistributed (accumulated) net investment income (loss)		$(7,079)		$(4,610)

[1]	For the period from October 31, 2014 (commencement of operations) to January 31, 2015

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo 100% Treasury Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
CLASS A	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.00 [1,2]	(0.00)[1,2]	0.00 [1]	0.00	0.00 [1]
Net realized gains (losses) on investments	(0.00)[1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	(0.00)[1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	0.00	(0.00)[1]
Net realized gains	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.00%	0.00%	0.00%	0.00%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.79%	0.79%	0.77%	0.69%
Net expenses	0.08%	0.04%	0.06%	0.09%	0.05%
Net investment income (loss)	0.00%	(0.00)%	0.00%	0.00%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$464,176	$1,009,623	$932,956	$290,743	$230,582

[1]	Amount is less than $0.005.

[2]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo 100% Treasury Money Market Fund	13

(For a share outstanding throughout each period)

	Year ended January 31
ADMINISTRATOR CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.00 [1]	(0.00)[1,2]	0.00 [1]	0.00	0.00 [1]
Net realized gains (losses) on investments	(0.00)[1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	(0.00)[1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.00%	0.00%	0.00%	0.00%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.51%	0.52%	0.51%
Net expenses	0.08%	0.04%	0.06%	0.09%	0.04%
Net investment income (loss)	0.00%	(0.00)%	0.00%	0.00%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,945,991	$2,656,805	$2,754,138	$2,632,074	$1,636,769

[1]	Amount is less than $0.005.

[2]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo 100% Treasury Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
INSTITUTIONAL CLASS	2016	2015[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income (loss)	0.00 [2]	(0.00)[2,3]
Net realized gains (losses) on investments	(0.00)[2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00
Total return[4]	0.01%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.40%	0.39%
Net expenses	0.11%	0.04%
Net investment income (loss)	0.01%	(0.00)%
Supplemental data
Net assets, end of period (000s omitted)	$632,263	$100

[1]	For the period from October 31, 2014 (commencement of class operations) to January 31, 2015

[2]	Amount is less than $0.005.

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo 100% Treasury Money Market Fund	15

(For a share outstanding throughout each period)

	Year ended January 31
SERVICE CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.00 [1]	(0.00)[1,2]	0.00 [1]	0.00	0.00 [1]
Net realized gains (losses) on investments	(0.00)[1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	(0.00)[1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.00%	0.00%	0.00%	0.00%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.68%	0.68%	0.69%	0.68%
Net expenses	0.09%	0.05%	0.07%	0.09%	0.05%
Net investment income (loss)	0.00%	(0.00)%	0.00%	0.00%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$5,614,425	$6,962,725	$7,491,653	$7,802,468	$8,502,741

[1]	Amount is less than $0.005.

[2]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo 100% Treasury Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
SWEEP CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.00 [1]	(0.00)[1,2]	0.00 [1]	0.00	0.00 [1]
Net realized gains (losses) on investments	(0.00)[1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	(0.00)[1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.00%	0.00%	0.00%	0.00%	0.02%
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.14%	1.14%	1.14%	1.14%
Net expenses	0.09%	0.04%	0.06%	0.09%	0.04%
Net investment income (loss)	0.00%	(0.00)%	0.00%	0.00%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$473,246	$427,778	$390,560	$447,234	$309,270

[1]	Amount is less than $0.005.

[2]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo 100% Treasury Money Market Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo 100% Treasury Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

18	Wells Fargo 100% Treasury Money Market Fund	Notes to financial statements

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary permanent differences causing such reclassifications are due to mortgage dollar roll transactions. At January 31, 2016, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Paid-in capital	Overdistributed net investment income	Accumulated net realized losses on investments
$(843)	$(59,482)	$60,325

As of January 31, 2016, the Fund had capital loss carryforwards which consist of $43,766 in short-term capital losses.

As of January 31, 2016, the Fund had current year deferred post-October capital losses consisting of $3,519 in short-term losses which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Notes to financial statements	Wells Fargo 100% Treasury Money Market Fund	19

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.23% as the average daily net assets of the Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee which started at 0.30% and declined to 0.20% as the average daily net assets of the Fund increased. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the year ended January 31, 2016 have been included in management fee on the Statement of Operations.

For the year ended January 31, 2016, the management fee was equivalent to an annual rate of 0.31% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.30% for Administrator Class shares, 0.20% for Institutional Class shares, 0.50% for Service Class shares, and 1.00% for Sweep Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the year ended January 31, 2016, Funds Management voluntarily waived additional expenses to maintain a positive yield.

Distribution fee

The Trust has adopted a distribution plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

20	Wells Fargo 100% Treasury Money Market Fund	Notes to financial statements

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $78,631 and $137,297 of ordinary income for the years ended January 31, 2016 and January 31, 2015, respectively.

As of January 31, 2016, the components of distributable earnings on a tax basis were as follows:

Post-October capital losses deferred	Capital loss carryforward
$(3,519)	$(43,766)

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

7. MONEY MARKET FUND REFORM

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016. The Fund will continue to be offered to retail and institutional investors and transact at a stable $1.00 net asset value (NAV). At this time, management continues to evaluate the implications of these amendments and their impact to the Fund’s operations, financial statements and accompanying notes.

Report of independent registered public accounting firm	Wells Fargo 100% Treasury Money Market Fund	21

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo 100% Treasury Money Market Fund (formerly known as Wells Fargo Advantage 100% Treasury Money Market Fund) (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo 100% Treasury Money Market Fund as of January 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 24, 2016

22	Wells Fargo 100% Treasury Money Market Fund	Other information (unaudited)

TAX INFORMATION

For the fiscal year ended January 31, 2016, $38,797 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended January 31, 2016, $36,211 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended January 31, 2016, 100% of the dividends distributed was derived from interest on U.S. government securities

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo 100% Treasury Money Market Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

24	Wells Fargo 100% Treasury Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012; Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo 100% Treasury Money Market Fund	25

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

240783 03-16 A300/AR300 01-16

Annual Report

January 31, 2016

Wells Fargo

California Municipal Money Market Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo California Municipal Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

We do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo California Municipal Money Market Fund for the 12-month period that ended January 31, 2016. The period was marked by preparation for the new amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission. In the markets, all eyes were on the Federal Reserve (Fed) to see when it would begin normalizing monetary policy; it voted to begin increasing the federal funds rate in December 2015.

We are preparing to implement the new money market fund regulations.

The amendments to Rule 2a-7, which governs money market funds, are scheduled to be fully implemented by October 2016. To recap, U.S. Treasury and government money market funds will continue to operate much as they do today, with stable $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime money market funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors. (We announced in May 2015 changes to our money market fund lineup, identifying which funds would be for retail investors and which would be for institutional investors.) Second, money market fund boards of directors will have discretion to impose either a liquidity fee of up to 2% on shareholder redemptions or a temporary suspension of redemptions (gate) if a fund’s weekly liquid assets fall below 30% of its total assets and the board determines that the fee or gate is in the best interest of the fund’s shareholders.

■	Retail investors will continue to transact at a stable $1.00 NAV but may be subject to liquidity fees and redemption gates as described above.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may also be subject to liquidity fees and redemption gates under special circumstances as described above. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities. Our February 2016 Product Alert featured the intraday price times we will use to continue providing same-day settlement and liquidity to our shareholders.

■	Additional requirements include increased disclosure, tighter diversification requirements, and enhanced stress-testing measures.

■	We will continue to communicate any changes to our money market funds with our shareholders. Specifically, Product Alerts can be found at our website: wellsfargofunds.com. In the brown box on the left-hand side of the page, click on “Product Information” and find them under the “Product Alerts” tab.

While there will be operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

The Fed began normalizing monetary policy.

The Fed raised the target federal funds rate to between 0.25% and 0.50%, stating that its decision “recognizes the considerable progress that has been made toward restoring jobs, raising incomes, and easing economic hardships.” However, the Fed does not have preset paths for interest-rate hikes; rather, it depends on

Letter to shareholders (unaudited)	Wells Fargo California Municipal Money Market Fund	3

the economic environment. As the Fed begins to normalize monetary policy, it “expects economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.”

Short-term U.S. Treasury yields rose during the period: 1-month Treasury bills (T-bills) rose 0.21% to end January 2016 at a yield of 0.22%, 6-month T-bills rose 0.38% to end the period with a yield of 0.43%, and 1-year Treasury securities rose 0.31% to finish with a yield of 0.45%. Meanwhile, other short-term, high-quality yields remained under pressure due to strong demand and limited supply.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

Effective April 1, 2016, Institutional Class shares of the Fund will be renamed as Premier Class shares.

Effective September 1, 2016 (the “Effective Date”), the Fund intends to begin operating as a “retail money market fund” and as such, as of this date, investments in the Fund will be limited to accounts beneficially owned by natural persons. Before the Effective Date, the Fund will take steps to cause shareholders other than natural persons that beneficially own shares of the Fund to redeem such shares.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo California Municipal Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

James Randazzo

Jeffrey L. Weaver, CFA®

Average annual total returns (%) as of January 31, 20161

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (SGCXX)	1-1-1992	0.03	0.02	0.72	0.63	0.63
Administrator Class (WCMXX)	6-30-2010	0.03	0.02	0.83	0.36	0.30
Institutional Class (WCTXX)	3-31-2008	0.03	0.02	0.83	0.24	0.20
Service Class (WFCXX)	11-8-1999	0.03	0.02	0.78	0.53	0.45
Sweep Class	6-30-2010	0.03	0.02	0.78	0.98	0.98

Yield summary (%) as of January 31, 20163

	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-day current yield	0.01	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT).

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo California Municipal Money Market Fund	5

Revenue source distribution as of January 31, 2016[4]

Weighted average maturity as of January 31, 2016[5]
14 days

Weighted average life as of January 31, 2016[6]
14 days

Effective maturity distribution as of January 31, 2016[4]

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, and has not been adjusted to reflect higher expenses applicable to Administrator Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Service Class shares, and includes the higher expenses applicable to Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Service Class shares, and has not been adjusted to reflect the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns would be lower.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Class A, 0.30% for Administrator Class, 0.20% for Institutional Class, 0.45% for Service Class, and 1.00% for Sweep Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.54)%, (0.26)%, (0.15)%, (0.44)%, and (0.88)% for Class A, Administrator Class, Institutional Class, Service Class, and Sweep Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo California Municipal Money Market Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

During the 12-month period that ended January 31, 2016, the municipal money market space continued to be influenced by broader market dynamics largely driven by U.S. Federal Reserve (Fed) monetary policy, regulatory reform, and ongoing sector-specific supply challenges. Tax-exempt money market yields remained depressed as demand continued to outpace supply despite moderate outflows from municipal money market funds during the period. In particular, shrinking outstanding balances of variable-rate demand notes (VRDNs), tender option bonds (TOBs), and tax-exempt notes continued to exert downward pressure on rates in the short end of the municipal money market curve. On a positive note, credit quality in the municipal sector in general continued to steadily improve as tax revenues and property valuations strengthened along with improvements in the broader U.S. economy over the past 12 months.

During the period, the combination of limited primary market supply and persistent demand for overnight and weekly VRDNs and TOBs capped the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index1 at record lows. This benchmark for weekly tax-exempt floating-rate notes began the period at 0.02% and remained in the low single digits for the vast majority of the period. The index experienced its typical seasonal tax-time weakness, rising to the 0.10%-0.11% range for a brief spell during April and May. However, this index averaged just 0.03% during the 12-month period, down from an average of 0.05% the previous period. The ongoing contraction in supply, combined with strong inflows into municipal money market funds during the November to January time frame, kept a tight lid on municipal rates despite increases in taxable yields following the Fed meeting in mid-December. The SIFMA index remained unchanged at 0.01% to finish out the final months of the period.

Supply and demand imbalances were evident in the fixed-rate markets as well. During the period, yields on commercial paper with maturities between 30 and 90 days remained stuck in the 0.05%-0.10% range as investors sought tax-exempt alternatives for even lower-yielding VRDNs and TOBs. Further out on the curve, market participants were forced to juggle the prospects of higher rates via the Fed with a significant drop in new-issue supply in the cash-flow note markets. The complete absence of perennial cash-flow note issuers, such as California and Texas, led to an approximate 23% drop in new-issue volume from $44.8 billion in 2014 to $34.5 billion in 2015. (In fact, California did not need to issue a revenue anticipation note in 2015, the first time since 2000, because it did not need the short-term financing.) The lack of new-issue supply in this segment of the market presented a substantial reinvestment challenge for many investors and affected demand across the entire municipal money market spectrum. Ultimately, yields on six-month high-grade paper rose from roughly 0.08% to 0.24% by the end of the period. Meanwhile, high-grade paper in the one-year space rose from 0.14% to a multiyear high of 0.50% following the Fed meeting in December. However, market sentiment quickly reversed course due to increased market volatility during the month of January, resulting in lower expectations for market yields and a corresponding drop in one-year tax-exempt levels back down to 0.40% to finish the period.

During the period, we continued to maintain relatively low weighted-average maturities in this Fund due to the persistently low and relatively flat yield-curve environment in the municipal money market space. We also continued to maintain high daily and weekly liquidity targets in order to ensure principal stability. Accordingly, we continued to focus our investments primarily in VRDNs and TOBs with daily and weekly tender features. In addition, we continued to use high-grade fixed-rate notes, commercial paper, and prerefunded securities to selectively extend maturity profiles and enhance diversification.

Strategic outlook

We are hopeful that rising taxable rates via further tightening of monetary policy by the Fed will ultimately result in higher yields for tax-exempt money market investors. Additionally, we are optimistic that greater clarity regarding regulatory reforms and the potential normalization of the municipal yield curve will foster a rebound in much-needed supply in the short end of the tax-exempt money market space. We also anticipate that many state and local governments will slowly increase their willingness to restore investment in much-needed education and infrastructure programs that have been neglected in recent years. This potential increase in public sector spending will hopefully provide investment opportunities for buyers in the municipal money markets.

[1]	The SIFMA Municipal Swap Index is a seven-day high-grade market index composed of tax-exempt variable-rate demand obligations with certain characteristics. The index is calculated and published by Bloomberg. The index is overseen by SIFMA’s Municipal Swap Index Committee. You cannot invest directly in an index.

Fund expenses (unaudited)	Wells Fargo California Municipal Money Market Fund	7

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2015 to January 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2015	Ending account value 1-31-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.29	$0.32	0.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.89	$0.32	0.06%
Administrator Class
Actual	$1,000.00	$1,000.28	$0.31	0.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.89	$0.32	0.06%
Institutional Class
Actual	$1,000.00	$1,000.29	$0.31	0.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.89	$0.32	0.06%
Service Class
Actual	$1,000.00	$1,000.29	$0.31	0.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.89	$0.32	0.06%
Sweep Class
Actual	$1,000.00	$1,000.27	$0.28	0.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.92	$0.29	0.06%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8	Wells Fargo California Municipal Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 85.88%

California: 85.88%

Other Municipal Debt: 11.95%
California GO Series A2 (GO Revenue)	0.03%	2-4-2016	$7,000,000	$7,000,000
California GO Series A2 (GO Revenue)	0.04	3-9-2016	6,750,000	6,750,000
Los Angeles County CA Schools Pooled Financing Program Series A1 (Miscellaneous Revenue)	2.00	6-1-2016	7,000,000	7,038,695
Los Angeles County CA Schools Pooled Financing Program Series A2 (Miscellaneous Revenue)	2.00	6-1-2016	5,000,000	5,027,477
Los Angeles County CA Schools Pooled Financing Program Series A3 (Miscellaneous Revenue)	2.00	6-30-2016	2,220,000	2,234,771
Los Angeles County CA Series B (Miscellaneous Revenue)	0.02	3-2-2016	18,000,000	18,000,000
Los Angeles County CA TRAN Series 2015 (Miscellaneous Revenue)	2.00	6-30-2016	10,000,000	10,068,781
Los Angeles County CA TRAN Series 2015 (Miscellaneous Revenue)	5.00	6-30-2016	25,000,000	25,485,964
San Diego CA Water Authority Series 7 (Utilities Revenue)	0.03	2-12-2016	10,000,000	10,000,000
San Diego CA Water Authority Series 7 (Utilities Revenue)	0.03	2-17-2016	6,250,000	6,250,000
San Francisco Bay Area CA Toll Authority Series F (Transportation Revenue) §	5.00	4-1-2031	12,175,000	12,270,891
San Francisco CA Aiport Commission Series A3 (Airport Revenue)	0.08	2-16-2016	10,000,000	10,000,000
San Francisco CA Series 3 (Miscellaneous Revenue)	0.04	3-7-2016	21,975,000	21,975,000

				142,101,579

Variable Rate Demand Notes ø: 73.93%
Alameda CA PFA MFHR Eagle Parrot Project Series A (Housing Revenue, FNMA LOC, FNMA Insured)	0.03	5-15-2035	1,480,000	1,480,000
Anaheim CA Housing Authority Cobblestone Apartments Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	3-15-2033	3,580,000	3,580,000
Association of Bay Area Governments Finance Authority for Nonprofit Corporation California Housing Eastridge Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	6-15-2030	2,445,000	2,445,000
Association of Bay Area Governments Finance Authority for Nonprofit Corporation California Lakeside Village Apartments Series A (Housing Revenue, FHLMC LIQ)	0.01	10-1-2046	8,400,000	8,400,000
Association of Bay Area Governments Finance Authority for Nonprofit Corporation California Menlo School (Education Revenue, Northern Trust Company LOC)	0.02	9-1-2033	1,300,000	1,300,000
Association of Bay Area Governments Finance Authority for Nonprofit Corporation California MFHR Fine Arts Building Projects Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	7-15-2035	6,100,000	6,100,000
Association of Bay Area Governments Finance Authority for Nonprofit Corporation San Francisco University High School Series A (Education Revenue, Northern Trust Company LOC)	0.02	4-1-2035	2,185,000	2,185,000
Association of Bay Area Governments Finance Authority for Nonprofit Corporation San Francisco University High School Series A (Education Revenue, Northern Trust Company LOC)	0.02	4-1-2036	6,095,000	6,095,000
Bakersfield CA Waste Water Tender Option Bond Trust Receipts/Certificates Series XM0076 (Water & Sewer Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.12	9-15-2032	7,975,000	7,975,000
Barclays Capital Municipal Trust Receipts Series 11B (Education Revenue, Barclays Bank plc LIQ) 144A	0.02	10-1-2038	6,310,000	6,310,000
Barclays Capital Municipal Trust Receipts Series 2W (Water & Sewer Revenue, Barclays Bank plc LIQ) 144A	0.02	6-1-2034	7,500,000	7,500,000
Burbank CA Unified School District Series 2013 ROC RR II R-14055 (GO Revenue, Citibank NA LIQ) 144A	0.02	2-1-2021	5,520,000	5,520,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016	Wells Fargo California Municipal Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
California Alternative Energy Source Financing Authority GE Capital Corporation Series A (Utilities Revenue)	0.02%	10-1-2020	$25,330,000	$25,330,000
California CDA Arbor Ridge Apartments Series B (Tobacco Revenue, FHLMC LIQ)	0.03	11-1-2036	9,500,000	9,500,000
California CDA Charter Court Apartments Series L (Housing Revenue, FHLMC LIQ)	0.03	9-1-2040	3,555,000	3,555,000
California CDA MFHR Desert Palms Series A (Housing Revenue, FHLMC LOC)	0.01	8-1-2045	7,000,000	7,000,000
California CDA MFHR Granite Oaks Apartments Series R (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	10-15-2030	3,985,000	3,985,000
California CDA MFHR Imperial Park Apartments Series OO (Housing Revenue, FHLMC LOC)	0.02	11-1-2040	6,620,000	6,620,000
California CDA Motion Picture & Television Fund Series A (Health Revenue, Northern Trust Company LOC)	0.03	3-1-2031	2,200,000	2,200,000
California CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	8-1-2031	9,100,000	9,100,000
California CDA Seasons Senior Apartments Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	5-15-2037	5,265,000	5,265,000
California CDA Sunrise of Danville Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	5-1-2027	6,165,000	6,165,000
California CDA Sutter Health Series A (Health Revenue, Ambac Insured, Credit Suisse LIQ) 144A	0.01	8-15-2038	6,000,000	6,000,000
California CDA Sutter Health Series B (Health Revenue, Credit Suisse LIQ) 144A	0.01	11-15-2048	13,713,253	13,713,253
California CDA Sutter Health Series C (Health Revenue, AGM Insured, Citibank NA LIQ) 144A	0.02	8-15-2032	12,825,000	12,825,000
California CDA Tyrella Gardens Apartments Series B (Housing Revenue, Citibank NA LOC)	0.04	6-1-2036	140,000	140,000
California CDA Village at Hesperia Series CCC (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	11-15-2039	2,300,000	2,300,000
California Deutsche Bank SPEAR/LIFER Trust Series DBE-364 (Miscellaneous Revenue, AGM/FGIC/Ambac Insured, Deutsche Bank LIQ) 144A	0.31	6-1-2047	28,000,000	28,000,000
California Enterprise Development Authority Pocino Foods Company Project Series A (Industrial Development Revenue, City National Bank LOC)	0.02	11-1-2033	7,550,000	7,550,000
California Kindergarten Series A2 (GO Revenue, State Street Bank & Trust Company LOC)	0.01	5-1-2034	12,900,000	12,900,000
California HFA Home Mortgage Series B (Housing Revenue, Bank of America NA LOC)	0.01	2-1-2035	3,475,000	3,475,000
California HFA Home Mortgage Series C (Housing Revenue, Bank of America NA LOC)	0.01	2-1-2037	3,375,000	3,375,000
California HFA MFHR III Series B (Housing Revenue, JPMorgan Chase & Company LOC)	0.01	8-1-2036	1,920,000	1,920,000
California HFA MFHR III Series C (Housing Revenue, JPMorgan Chase & Company LOC)	0.01	2-1-2036	11,760,000	11,760,000
California HFA Series 3206 (Housing Revenue, Morgan Stanley Bank LIQ) 144A	0.24	8-1-2037	14,050,000	14,050,000
California HFFA Catholic Healthcare West Series C (Health Revenue, Bank of Montreal LOC)	0.01	3-1-2047	2,000,000	2,000,000
California HFFA Children’s Hospital of Orange County Series C (Health Revenue, U.S. Bank NA LOC)	0.01	11-1-2038	10,745,000	10,745,000
California HFFA City of Hope Series B (Health Revenue)	0.01	11-15-2042	5,870,000	5,870,000
California HFFA Tender Option Bond Trust Receipts Certificates Series XF0236 (Health Revenue, TD Bank NA LIQ) 144A	0.02	8-15-2031	9,500,000	9,500,000
California Housing Finance Agency Revenue Series N (Housing Revenue, Bank of America NA LOC)	0.01	8-1-2031	5,515,000	5,515,000
California Infrastructure & Economic Development Bank Canyon Plastics Incorporated Project Series A (Industrial Development Revenue, Bank of the West LOC)	0.09	12-1-2039	1,885,000	1,885,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo California Municipal Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
California Infrastructure & Economic Development Bank Loyola High School Project (Miscellaneous Revenue, First Republic Bank LOC)	0.02%	12-1-2035	$1,130,000	$1,130,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series A (Utilities Revenue, Union Bank NA LOC)	0.01	11-1-2026	100,000	100,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series B (Utilities Revenue, Union Bank NA LOC)	0.01	11-1-2026	4,000,000	4,000,000
California Infrastructure & Economic Development Bank ROC RR-II-R-11527 (Transportation Revenue, Ambac Insured, Citibank NA LIQ) 144A	0.02	7-1-2030	9,900,000	9,900,000
California Infrastructure & Economic Development Bank Saddleback Valley Christian Schools Project Series A (Miscellaneous Revenue, East West Bank LOC) 144A	0.01	12-1-2040	14,250,000	14,250,000
California Infrastructure & Economic Development Bank Society For The Blind Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.04	1-1-2037	1,990,000	1,990,000
California JPMorgan Chase PUTTER Trust Series 3841 (Transportation Revenue, Ambac Insured, JPMorgan Chase & Company LIQ) 144A	0.05	7-1-2024	26,070,000	26,070,000
California Municipal Finance Authority Chevron USA Recovery Zone Project Series A (Industrial Development Revenue)	0.01	11-1-2035	7,600,000	7,600,000
California Municipal Finance Authority High Desert Partnership (Education Revenue, Union Bank NA LOC)	0.05	4-1-2042	1,240,000	1,240,000
California Municipal Finance Authority San Francisco Planning Project Series A (Industrial Development Revenue, Pacific Capital Bank NA LOC)	0.01	12-1-2042	4,500,000	4,500,000
California PCFA Pacific Gas & Electric Project Series B (Utilities Revenue, Canadian Imperial Bank LOC)	0.01	11-1-2026	300,000	300,000
California PCFA Pacific Gas & Electric Project Series C (Utilities Revenue, Mizuho Bank Limited LOC)	0.01	11-1-2026	8,000,000	8,000,000
California PCFA Pacific Gas & Electric Project Series E (Utilities Revenue, Sumitomo Mitsui Banking LOC)	0.01	11-1-2026	6,690,000	6,690,000
California PCFA Solid Waste John B. & Ann M. Verwey Project (Resource Recovery Revenue, CoBank LOC)	0.04	5-1-2028	3,400,000	3,400,000
California PCFA Solid Waste Milk Time Dairy Farms Project (Resource Recovery Revenue, CoBank LOC)	0.05	11-1-2027	6,000,000	6,000,000
California PCFA Waste Connection Incorporated Project (Resource Recovery Revenue, Bank of America NA LOC)	0.05	8-1-2018	10,100,000	10,100,000
California Statewide CDA Crossings UHC Madera (Housing Revenue, Citibank NA LOC)	0.04	1-1-2038	2,670,000	2,670,000
California Statewide CDA Subseries B (Utilities Revenue, Royal Bank of Canada SPA)	0.07	11-1-2040	8,000,000	8,000,000
California Statewide Communities Concord Green Apartments Project (Housing Revenue, East West Bank LOC)	0.02	6-1-2028	8,700,000	8,700,000
California Statewide Communities Various Housing Hermosa Vista Apartments Series XX (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	5-15-2036	4,000,000	4,000,000
California Tender Option Bond Trust Receipts/Certificates Series XF0279 (GO Revenue, State Street Bank & Trust Company LIQ) 144A	0.01	7-1-2042	10,000,000	10,000,000
California Tender Option Bond Trust Receipts/Certificates Series XF1041 (GO Revenue, Deutsche Bank LIQ) 144A	0.09	11-1-2044	11,675,000	11,675,000
California Tender Option Bond Trust Receipts/Certificates Series XF2168 (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.01	7-1-2022	1,140,000	1,140,000
California Tender Option Bond Trust Receipts/Certificates Series XF2169 (GO Revenue, Citibank NA LIQ) 144A	0.01	8-1-2022	1,200,000	1,200,000
California Tender Option Bond Trust Receipts/Certificates Series XF2170 (Airport Revenue, Citibank NA LIQ) 144A	0.01	5-15-2023	2,000,000	2,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016	Wells Fargo California Municipal Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
California Tender Option Bond Trust Receipts/Certificates Series ZF0261 (Water & Sewer Revenue, TD Bank NA LIQ) 144A	0.02%	11-1-2039	$7,850,000	$7,850,000
California University Systemwide PUTTER Series 2646Z (Education Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.06	5-1-2030	4,775,000	4,775,000
California University Systemwide Series A (Education Revenue, AGM Insured, Credit Suisse LIQ) 144A	0.13	11-1-2033	5,685,000	5,685,000
California University Tender Option Bond Trust Receipts/Certificates Series ZF0177 (Education Revenue, JPMorgan Chase & Company LIQ) 144A	0.02	5-15-2021	1,400,000	1,400,000
California University Tender Option Bond Trust Receipts/Certificates Series ZF0178 (Education Revenue, JPMorgan Chase & Company LIQ) 144A	0.02	5-15-2021	500,000	500,000
California University Tender Option Bond Trust Receipts/Certificates Series ZM0090 (Education Revenue, JPMorgan Chase & Company LIQ) 144A	0.02	5-1-2023	3,580,000	3,580,000
Chino Basin California Regional Financing Authority Inland Empire Utility Series B (Water & Sewer Revenue, Sumitomo Mitsui Banking LOC)	0.01	6-1-2032	5,080,000	5,080,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-1188 (GO Revenue, Deutsche Bank LIQ) 144A	0.12	8-1-2047	10,230,000	10,230,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-1189 (Education Revenue, Deutsche Bank LIQ) 144A	0.10	5-15-2036	7,500,000	7,500,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-247 (Tax Revenue, FGIC Insured, Deutsche Bank LIQ) 144A	0.12	12-1-2030	10,000,000	10,000,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-296 (GO Revenue, AGM Insured, Deutsche Bank LIQ) 144A	0.12	8-1-2031	9,795,000	9,795,000
Golden State Tobacco Securitization Tender Option Bond Trust Receipts/Certificates Series XF1038 (Tobacco Revenue, Deutsche Bank LIQ) 144A	0.14	6-1-2045	11,220,000	11,220,000
Irvine CA Improvement Board Act District No. 87-8 (Miscellaneous Revenue, State Street Bank & Trust Company LOC)	0.01	9-2-2024	100,000	100,000
Irvine CA Improvement Bond Act of 1915 Reassessment District #05-21 Series A (Miscellaneous Revenue, U.S. Bank NA LOC) 144A	0.01	9-2-2050	1,900,000	1,900,000
Irvine CA Improvement Bond Act of 1915 Reassessment District #97-17 (Miscellaneous Revenue, State Street Bank & Trust Company LOC)	0.01	9-2-2023	21,200,000	21,200,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3927Z (GO Revenue, JPMorgan Chase & Company LIQ) 144A	0.04	2-1-2019	5,340,000	5,340,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3974Z (GO Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.04	8-1-2016	3,960,000	3,960,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4414 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.02	5-15-2021	5,000,000	5,000,000
Los Angeles CA Certificate of Participation Samuel A. Fryer Yavney Series A (Education Revenue, California Bank & Trust LOC)	0.01	8-1-2038	7,150,000	7,150,000
Los Angeles CA Community College District Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-4 (GO Revenue, Royal Bank of Canada LIQ) 144A	0.01	8-1-2033	4,100,000	4,100,000
Los Angeles CA Community RDA Security Building Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	12-15-2034	6,290,000	6,290,000
Los Angeles CA IDA Megatoys Project (Industrial Development Revenue, East West Bank LOC)	0.06	7-1-2031	3,000,000	3,000,000
Los Angeles CA Tender Option Bond Trust Receipts/Certificates Series XF0041 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.05	11-15-2025	8,000,000	8,000,000
Los Angeles CA Tender Option Bond Trust Receipts/Certificates Series YX1001 (Airport Revenue, Barclays Bank plc LIQ) 144A	0.03	5-15-2034	4,690,000	4,690,000
Los Angeles CA Tender Option Bond Trust Receipts/Certificates Series ZF0158 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.05	8-1-2022	3,060,000	3,060,000
Los Angeles CA Water & Power Revenue Subseries B6 (Utilities Revenue, Bank of Montreal SPA)	0.01	7-1-2034	100,000	100,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo California Municipal Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Manteca CA RDA Amended Merger Project (Tax Revenue, State Street Bank & Trust Company LOC)	0.01%	10-1-2042	$9,915,000	$9,915,000
Modesto CA MFHR Live Oak Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02	9-15-2024	4,000,000	4,000,000
Mountain View CA Multifamily Housing Villa Mariposa Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02	2-15-2017	9,900,000	9,900,000
Pasadena CA Certificate of Participation Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.02	2-1-2035	900,000	900,000
Petaluma CA Community Development Commission MFHR Oakmont at Petaluma Series A (Health Revenue, U.S. Bank NA LOC)	0.06	4-1-2026	500,000	500,000
Riverside County CA Transportation Various Limited Tax Series 2009-B (Tax Revenue, Bank of Tokyo-Mitsubishi SPA)	0.01	6-1-2029	1,400,000	1,400,000
Sacramento CA Housing Authority Lofts at Natomas Apartments Series F (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	6-15-2036	5,190,000	5,190,000
Sacramento CA MUD Tender Option Bond Trust Receipts/Certificates Series XM0067 (Utilities Revenue, Bank of America NA LIQ) 144A	0.27	8-15-2026	3,000,000	3,000,000
Sacramento County CA Housing Authority Logan Park Apartments Series E (Housing Revenue, FHLMC LOC)	0.03	5-1-2042	10,000,000	10,000,000
Sacramento County CA Housing Authority MFHR Cascades Series D (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	9-15-2035	6,535,000	6,535,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC LIQ)	0.03	12-1-2022	13,600,000	13,600,000
Sacramento County CA Housing Authority Shenandoah Apartments Series F (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	9-15-2036	5,205,000	5,205,000
Sacramento County CA River Pointe Housing Authority Apartments Series 2007B (Housing Revenue, FNMA LOC, FNMA Insured)	0.02	8-15-2027	10,000,000	10,000,000
Sacramento County CA Sanitation Districts Financing Authority PUTTER Series 2821 (Water & Sewer Revenue, AGM/FGIC Insured, JPMorgan Chase & Company LIQ) 144A	0.05	3-1-2026	6,620,000	6,620,000
San Bernardino County CA MFHR Green Valley Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	5-15-2029	6,115,000	6,115,000
San Bernardino County CA Parkview Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	2-15-2027	1,800,000	1,800,000
San Diego County CA Community College District Royal Bank of Canada Municipal Products Incorporated Series O-8 (GO Revenue, Royal Bank of Canada LIQ) 144A	0.01	8-1-2019	11,000,000	11,000,000
San Francisco CA City & County Public Utilities Commission PFOTER PT-4723 (Water & Sewer Revenue, Bank of America NA LIQ) 144A	0.02	11-1-2036	18,660,000	18,660,000
San Francisco CA City & County RDA Maria Manor Apartments Series F (Housing Revenue, Citibank NA LOC)	0.03	12-1-2033	1,125,000	1,125,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC)	0.02	12-1-2033	9,940,000	9,940,000
San Francisco CA City & County RDA Orlando Cepeda Place Series D (Housing Revenue, Citibank NA LOC)	0.04	11-1-2033	6,125,000	6,125,000
San Francisco CA Tender Option Bond Trust Receipts/Certificates Series XF0226 (Water & Sewer Revenue, State Street Bank & Trust Company LIQ) 144A	0.02	11-1-2043	4,130,000	4,130,000
San Francisco City & County CA Public Utilities Commission Series 3153X (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.02	11-1-2039	1,509,500	1,509,500
San Francisco City & County CA RDA Fillmore Center 1999 Issue B1 (Housing Revenue, FHLMC LIQ)	0.02	12-1-2017	32,500,000	32,500,000
San Joaquin CA Delta Community College Tender Option Bond Trust Receipts/Certificates Series ZF0180 (GO Revenue, JPMorgan Chase & Company LIQ) 144A	0.11	8-1-2022	2,415,000	2,415,000
San Jose CA MFHR Raintree Apartments Series A (Housing Revenue, FHLMC LIQ)	0.03	2-1-2038	10,600,000	10,600,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016	Wells Fargo California Municipal Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
San Jose CA Turnleaf Apartments Series A (Housing Revenue, FHLMC LIQ)	0.03%	6-1-2036	$4,230,000	$4,230,000
San Luis Obispo County CA Community College District Series ZF2097 (GO Revenue, Morgan Stanley Bank LIQ) 144A	0.09	8-1-2040	3,290,000	3,290,000
San Luis Obispo County CA Community College District Series ZF2098 (GO Revenue, Morgan Stanley Bank LIQ) 144A	0.09	8-1-2040	3,290,000	3,290,000
San Luis Obispo County CA Financing Authority Series 3030 Nacimiento Water Project Series A (Water & Sewer Revenue, BHAC/MBIA Insured, Morgan Stanley Bank LIQ) 144A	0.02	9-1-2038	23,570,000	23,570,000
San Marcos CA Unified School District Series 3269 (GO Revenue, Morgan Stanley Bank LIQ) 144A	0.06	8-1-2031	5,000,000	5,000,000
San Mateo County CA Community College CAB Series B (Education Revenue, National Insured, Deutsche Bank LIQ) 144A	0.26	9-1-2036	23,610,000	23,610,000
State of California Series A4 (GO Revenue, Citibank NA LOC)	0.01	5-1-2034	11,750,000	11,750,000
Tahoe Forest California Hospital District (Health Revenue, U.S. Bank NA LOC)	0.01	7-1-2033	2,140,000	2,140,000
Vacaville CA MFHR Quail Run Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.01	7-15-2018	6,800,000	6,800,000
Ventura County CA Community College District Series 2015 PUTTER Series 2015-XF0138 (GO Revenue, JPMorgan Chase & Company LIQ) 144A	0.02	2-1-2023	6,000,000	6,000,000

				879,657,753

Total Municipal Obligations (Cost $1,021,759,332)				1,021,759,332

Other: 1.66%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 3 (Deutsche Bank LIQ) ±§144A	0.10	3-1-2040	3,000,000	3,000,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (Citibank NA LIQ) ±§144A	0.10	8-1-2040	9,000,000	9,000,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 6 (Citibank NA LIQ) ±§144A	0.10	8-1-2040	7,800,000	7,800,000

Total Other (Cost $19,800,000)				19,800,000

Repurchase Agreements ^^: 12.27%
Citigroup Global Markets Incorporated, dated 1-29-2016, maturity value $97,002,102 (1)	0.26	2-1-2016	97,000,000	97,000,000
Credit Agricole, dated 1-29-2016, maturity value $49,001,225 (2)	0.30	2-1-2016	49,000,000	49,000,000

Total Repurchase Agreements (Cost $146,000,000)				146,000,000

Total investments in securities (Cost $1,187,559,332) *	99.81%	1,187,559,332
Other assets and liabilities, net	0.19	2,267,564

Total net assets	100.00%	$1,189,826,896

§	The security is subject to a demand feature which reduces the effective maturity.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

^^	Collateralized by:

(1)	U.S. government securities, 1.50% to 2.00%, 2-28-2019 to 11-30-2022, fair value including accrued interest is $98,940,004.

(2)	U.S. government securities, 1.13%, 4-30-2020, fair value including accrued interest is $49,980,006.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo California Municipal Money Market Fund	Statement of assets and liabilities—January 31, 2016

Assets
Investments
In unaffiliated securities, at amortized cost	$1,041,559,332
In repurchase agreements, at amortized cost	146,000,000

Total investments, at amortized cost	1,187,559,332
Cash	45,899
Receivable for investments sold	1,005,000
Receivable for Fund shares sold	103
Receivable for interest	1,387,720
Receivable from manager	185,895
Prepaid expenses and other assets	22,988

Total assets	1,190,206,937

Liabilities
Dividends payable	7,716
Payable for Fund shares redeemed	4
Distribution fees payable	16
Administration fees payable	145,508
Custodian and accounting fees payable	51,604
Shareholder servicing fees payable	117,245
Professional fees payable	34,824
Accrued expenses and other liabilities	23,124

Total liabilities	380,041

Total net assets	$1,189,826,896

NET ASSETS CONSIST OF
Paid-in capital	$1,189,777,898
Overdistributed net investment income	(152)
Accumulated net realized gains on investments	49,150

Total net assets	$1,189,826,896

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$452,174,119
Shares outstanding – Class A1	452,140,971
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$50,119
Shares outstanding – Administrator Class[1]	50,102
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$683,864,887
Shares outstanding – Institutional Class[1]	683,842,681
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$53,685,851
Shares outstanding – Service Class[1]	53,680,749
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$51,920
Shares outstanding – Sweep Class[1]	51,926
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended January 31, 2016	Wells Fargo California Municipal Money Market Fund	15

Investment income
Interest	$859,167

Expenses
Management fee	1,682,954
Administration fees
Class A	997,164
Administrator Class	79
Institutional Class	481,550
Service Class	64,159
Sweep Class	29,107
Shareholder servicing fees
Class A	1,133,141
Administrator Class	79
Service Class	131,856
Sweep Class	33,077
Distribution fee
Sweep Class	46,308
Custody and accounting fees	59,969
Professional fees	46,570
Registration fees	18,983
Shareholder report expenses	36,000
Trustees’ fees and expenses	16,456
Other fees and expenses	21,695

Total expenses	4,799,147
Less: Fee waivers and/or expense reimbursements	(4,052,166)

Net expenses	746,981

Net investment income	112,186

Net realized gains on investments	311,774

Net increase in net assets resulting from operations	$423,960

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo California Municipal Money Market Fund	Statement of changes in net assets

	Year ended January 31, 2016		Year ended January 31, 2015

Operations
Net investment income		$112,186		$128,993
Net realized gains on investments		311,774		127,890

Net increase in net assets resulting from operations		423,960		256,883

Distributions to shareholders from
Net investment income
Class A		(45,318)		(53,131)
Administrator Class		(8)		(10)
Institutional Class		(60,185)		(65,062)
Service Class		(5,346)		(6,137)
Sweep Class		(1,329)		(4,653)
Net realized gains
Class A		(113,446)		(40,360)
Administrator Class		(12)		(10)
Institutional Class		(161,423)		(61,489)
Service Class		(12,232)		(5,243)
Sweep Class		(13)		(2,455)

Total distributions to shareholders		(399,312)		(238,550)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,007,509,902	1,007,509,902	1,161,129,432	1,161,129,432
Institutional Class	1,768,363,722	1,768,363,722	1,879,189,279	1,879,189,279
Service Class	49,450,855	49,450,855	86,320,889	86,320,889
Sweep Class	50,005	50,005	2,897,630	2,897,630

		2,825,374,484		3,129,537,230

Reinvestment of distributions
Class A	143,766	143,766	86,198	86,198
Administrator Class	20	20	20	20
Institutional Class	31,668	31,668	19,402	19,402
Service Class	7,910	7,910	5,949	5,949
Sweep Class	1,342	1,342	7,108	7,108

		184,706		118,677

Payment for shares redeemed
Class A	(1,003,710,430)	(1,003,710,430)	(1,362,156,006)	(1,362,156,006)
Administrator Class	(50,000)	(50,000)	0	0
Institutional Class	(1,755,840,961)	(1,755,840,961)	(1,821,011,716)	(1,821,011,716)
Service Class	(52,339,853)	(52,339,853)	(99,699,075)	(99,699,075)
Sweep Class	(25,562,208)	(25,562,208)	(36,914,831)	(36,914,831)

		(2,837,503,452)		(3,319,781,628)

Net decrease in net assets resulting from capital share transactions		(11,944,262)		(190,125,721)

Total decrease in net assets		(11,919,614)		(190,107,388)

Net assets
Beginning of period		1,201,746,510		1,391,853,898

End of period		$1,189,826,896		$1,201,746,510

Overdistributed net investment income		$(152)		$(152)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo California Municipal Money Market Fund	17

(For a share outstanding throughout each period)

	Year ended January 31
CLASS A	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.03%	0.02%	0.01%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.64%	0.63%	0.63%	0.64%	0.63%
Net expenses	0.07%	0.07%	0.10%	0.17%	0.16%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$452,174	$448,217	$649,144	$623,898	$1,128,321

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo California Municipal Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
ADMINISTRATOR CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.03%	0.02%	0.01%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.36%	0.36%	0.36%	0.36%
Net expenses	0.07%	0.07%	0.10%	0.17%	0.15%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$50	$100	$100	$100	$100

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo California Municipal Money Market Fund	19

(For a share outstanding throughout each period)

	Year ended January 31
INSTITUTIONAL CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.03%	0.02%	0.01%	0.02%	0.03%
Ratios to average net assets (annualized)
Gross expenses	0.25%	0.24%	0.24%	0.25%	0.24%
Net expenses	0.07%	0.07%	0.10%	0.16%	0.14%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.02%
Supplemental data
Net assets, end of period (000s omitted)	$683,865	$671,300	$613,101	$780,069	$884,793

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo California Municipal Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
SERVICE CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.03%	0.02%	0.01%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.53%	0.53%	0.53%	0.53%
Net expenses	0.07%	0.07%	0.10%	0.17%	0.15%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$53,686	$56,564	$69,935	$67,724	$106,229

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo California Municipal Money Market Fund	21

(For a share outstanding throughout each period)

	Year ended January 31
SWEEP CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.03%	0.02%	0.01%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.99%	0.98%	0.98%	0.99%	0.98%
Net expenses	0.07%	0.07%	0.10%	0.17%	0.17%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$52	$25,566	$59,574	$76,028	$120,909

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo California Municipal Money Market Fund	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo California Municipal Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Notes to financial statements	Wells Fargo California Municipal Money Market Fund	23

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase.

24	Wells Fargo California Municipal Money Market Fund	Notes to financial statements

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee of 0.10% of the Fund’s average daily net assets. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the year ended January 31, 2016 have been included in management fee on the Statement of Operations.

For the year ended January 31, 2016, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.30% for Administrator Class shares, 0.20% for Institutional Class shares, 0.45% for Service Class Shares, and 1.00% for Sweep Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the year ended January 31, 2016, Funds Management voluntarily waived additional expenses to maintain a positive yield.

Distribution fee

The Trust has adopted a distribution plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended January 31, 2016 and January 31, 2015 were as follows:

	Year ended January 31
	2016	2015
Ordinary income	$96,420	$44,458
Tax-exempt income	57,871	128,993
Long-term capital gain	245,021	65,099

Notes to financial statements	Wells Fargo California Municipal Money Market Fund	25

As of January 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed tax-exempt income	Undistributed long-term gain
$5,313	$11,540	$43,837

6. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. MONEY MARKET FUND REFORM

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016. Effective September 1, 2016, the Fund will be offered as a retail money market fund and continue to transact at a stable $1.00 net asset value (NAV). At this time, management continues to evaluate the implications of these amendments and their impact to the Fund’s operations, financial statements and accompanying notes.

26	Wells Fargo California Municipal Money Market Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo California Municipal Money Market Fund (formerly known as Wells Fargo Advantage California Municipal Money Market Fund) (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo California Municipal Money Market Fund as of January 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 24, 2016

Other information (unaudited)	Wells Fargo California Municipal Money Market Fund	27

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, $245,021 was designated as long-term capital gain distributions for the fiscal year ended January 31, 2016.

For the fiscal year ended January 31, 2016, $54,315 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended January 31, 2016, $42,105 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For federal and California income tax purposes, the Fund designates 51.58% of its distributions paid from net investment income during the fiscal year as exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code and under Section 17145 of the California Revenue and Taxation Code.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo California Municipal Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo California Municipal Money Market Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012; Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

30	Wells Fargo California Municipal Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

240784 03-16 A301/AR301 01-16

Annual Report

January 31, 2016

Wells Fargo

Cash Investment Money Market Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Cash Investment Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

We do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Cash Investment Money Market Fund for the 12-month period that ended January 31, 2016. The period was marked by preparation for the new amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission. In the markets, all eyes were on the Federal Reserve (Fed) to see when it would begin normalizing monetary policy; it voted to begin increasing the federal funds rate in December 2015.

We are preparing to implement the new money market fund regulations.

The amendments to Rule 2a-7, which governs money market funds, are scheduled to be fully implemented by October 2016. To recap, U.S. Treasury and government money market funds will continue to operate much as they do today, with stable $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors. (We announced in May 2015 changes to our money market fund lineup, identifying which funds would be for retail investors and which would be for institutional investors.) Second, money market fund boards of directors will have discretion to impose either a liquidity fee of up to 2% on shareholder redemptions or a temporary suspension of redemptions (gate) if a fund’s weekly liquid assets fall below 30% of its total assets and the board determines that the fee or gate is in the best interest of the fund’s shareholders.

■	Retail investors will continue to transact at a stable $1.00 NAV but may be subject to liquidity fees and redemption gates as described above.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may also be subject to liquidity fees and redemption gates under special circumstances as described above. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities. Our February 2016 Product Alert featured the intraday price times we will use to continue providing same-day settlement and liquidity to our shareholders.

■	Additional requirements include increased disclosure, tighter diversification requirements, and enhanced stress-testing measures.

■	We will continue to communicate any changes to our money market funds with our shareholders. Specifically, Product Alerts can be found at our website: wellsfargofunds.com. In the brown box on the left-hand side of the page, click on “Product Information” and find them under the “Product Alerts” tab.

While there will be operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

The Fed began normalizing monetary policy.

The Fed raised the target federal funds rate to between 0.25% and 0.50%, stating that its decision “recognizes the considerable progress that has been made toward restoring jobs, raising incomes, and easing economic hardships.” However, the Fed does not have preset paths for interest-rate hikes; rather, it depends on the economic environment. As the Fed begins to normalize monetary policy, it “expects economic conditions will evolve in a manner that will warrant only

Letter to shareholders (unaudited)	Wells Fargo Cash Investment Money Market Fund	3

gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.”

Short-term U.S. Treasury yields rose during the period: 1-month Treasury bills (T-bills) rose 0.21% to end January 2016 at a yield of 0.22%, 6-month T-bills rose 0.38% to end the period with a yield of 0.43%, and 1-year Treasury securities rose 0.31% to finish with a yield of 0.45%. Meanwhile, other short-term, high-quality yields remained under pressure due to strong demand and limited supply.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

Effective on or before October 14, 2016 (the “Effective Date”), the Fund intends to no longer maintain a stable $1.00 net asset value (“NAV”) and will instead transact at its market-based NAV, rounded to four decimal places. As of the Effective Date, the Fund will implement the following multiple intraday price times in order to continue providing same-day settlement and intraday liquidity. We will calculate the NAV at the following times each business day:

Same-day settle (ET)	Next-day settle (ET)
9 a.m., 12 p.m., and 3 p.m.	5 p.m.*
*	Next-day settlement only; daily dividends calculated using 5 p.m. NAV.

As of the Effective Date, the Fund will also no longer support the following features:

■	National Securities Clearing Corporation (NSCC) trading
■	Same day settlement for Automated Clearing House (ACH) trading
■	Checkwriting
■	Exchanges

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Cash Investment Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadvisers

Wells Capital Management Incorporated

Wells Capital Management Singapore

Portfolio managers

Michael C. Bird, CFA®

Jeffrey L. Weaver, CFA®

Laurie White

Average annual total returns (%) as of January 31, 20161

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Administrator Class (WFAXX)	7-31-2003	0.03	0.01	1.26	0.35	0.35
Institutional Class (WFIXX)	10-14-1987	0.09	0.05	1.34	0.23	0.20
Select Class (WFQXX)	6-29-2007	0.16	0.12	1.40	0.19	0.13
Service Class (NWIXX)	10-14-1987	0.01	0.01	1.19	0.52	0.50

Yield summary (%) as of January 31, 20163

	Administrator Class	Institutional Class	Select Class	Service Class
7-day current yield	0.21	0.34	0.41	0.04
7-day compound yield	0.21	0.34	0.41	0.04
30-day simple yield	0.18	0.31	0.38	0.02
30-day compound yield	0.18	0.31	0.38	0.02

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Cash Investment Money Market Fund	5

Portfolio composition as of January 31, 2016[4]

Weighted average maturity as of January 31, 2016[5]
22 days

Weighted average life as of January 31, 2016[6]
40 days

Effective maturity distribution as of January 31, 2016[4]

[1]	Historical performance shown for Select Class shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 0.19%, 0.31%, 0.35%, and 0.02% for Administrator Class, Institutional Class, Select Class, and Service Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Cash Investment Money Market Fund	Performance highlights (unaudited)

MANAGERS’ DISCUSSION

As we entered 2015, our focus was on the strength of the U.S. economy and whether or not it was sustainable enough for the Federal Open Marketing Committee (FOMC) to raise its target federal funds rate. U.S. Federal Reserve (Fed) communications were the main influences on short-term yields and the shape of the money market curve this year. We saw the word patient removed from the FOMC statement. We then saw forward guidance replaced with data dependent in the FOMC statement. But the timing of the first rate hike kept getting pushed back throughout the year. Very low inflation coupled with hit and miss employment growth and an international crisis or two kept the Fed steady until the last meeting of 2015. But after the conclusion of its December meeting, liftoff! In addition to the FOMC raising its target rate range between 0.25% and 0.50%, the London Interbank Offered Rate (LIBOR), which had been gradually rising most of the year (only set back by disappointment over the Fed not tightening in September), took off leading up to the December rate hike. Three-month LIBOR started the year at 0.26%, ended November at 0.42%, and ended both the calendar year and reporting period at 0.61%.

In addition to the Fed, but much less impactful, Greece was also a topic for most of the year. In February 2015, there was an extension of the 2012 bailout to midyear when another extension was rejected because it was contingent on further austerity measures. Even though the majority voted against austerity, a $96 billion aid deal that imposed tougher capital controls was struck with the European Central Bank (ECB) and the International Monetary Fund. Credit markets were watchful but largely unaffected. The private sector and the banking sector, in particular, have less exposure to Greece this time around, and the ECB has established a framework to provide liquidity to its member states in an effort to avoid contagion risk. In addition, the ECB began its quantitative easing program in March 2015 by targeting purchases of 60 billion euros of public sector bonds monthly until late 2016.

Money market participants were braced for volatility following the Fed rate hike and the impact of it so close to year-end. But the market volatility that ensued was actually equity markets selling off in sympathy with overseas markets’ concerns about the state of the Chinese economy. The subsequent decline in commodities prices brought into question not only the timing but also the likelihood that inflation will return to the targeted 2% rate over the near or medium term. As a result, relatively safe assets such as U.S. Treasury obligations were in great demand, leaving liftoff a distant image in the rearview mirror.

The supply of short-term instruments continued to be a challenge this reporting period. The Basel III Liquidity Coverage Ratio (LCR) banking regulation implemented early in 2015 requires banks to hold high-quality liquid assets to cover net cash outflows over a 30-day period. As a result, financial institutions have been more aggressive in issuing three- to six-month tenors to avoid the LCR charge. While overall supply of commercial paper increased slightly over the period (on a not-seasonally-adjusted basis), the need for very short-term paper will continue to be exacerbated as money market funds reduce their weighted-average maturities in anticipation of money market fund reform implementation and further Fed tightening.

Strategic outlook

Looking forward in 2016, we will keep an eye on two important developments. The first is whether economic growth will be strong enough to keep the Fed in play. The Fed is attempting to keep markets focused on the idea that each meeting is very much data dependent. At the conclusion of its January meeting, the FOMC kept rates unchanged in the 0.25%-0.50% range. Its statement acknowledged the recent increase in global financial volatility and said it would continue to assess the effect on the labor markets and inflation. The FOMC downgraded its view of economic growth prospects by stating that growth slowed late last year compared with the previous FOMC statement, which said that the economy was expanding at a moderate pace. The FOMC continues to hang its hat on the improving labor market and its expectation that inflation will rise to 2% in the medium term as the transitory effects of lower energy prices fade.

The second development is the implementation of the U.S. Securities and Exchange Commission’s regulatory reform in October 2016, which will require, among other things, institutional prime and municipal money market funds to convert to a floating net asset value as well as all nongovernment money market funds to be prepared to implement liquidity fees and redemption gates. As a result, it is possible the industry will experience a rotation of money out of the prime sector and into the government sector in the face of these reforms. There has been a lot of speculation about the size of this shift, but one thing for sure is that this year will finally provide clarity. In the meantime, we remain focused on preservation of principal and liquidity, which means our investment philosophy and strategy is unchanged and should permit us to handle any contingency arising this year.

Fund expenses (unaudited)	Wells Fargo Cash Investment Money Market Fund	7

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2015 to January 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2015	Ending account value 1-31-2016	Expenses paid during the period¹	Net annualized expense ratio
Administrator Class
Actual	$1,000.00	$1,000.25	$1.48	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.72	$1.50	0.29%
Institutional Class
Actual	$1,000.00	$1,000.72	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Select Class
Actual	$1,000.00	$1,001.07	$0.66	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.66	0.13%
Service Class
Actual	$1,000.00	$1,000.06	$1.67	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	$1.69	0.33%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8	Wells Fargo Cash Investment Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 0.98%
FHLB (z)	0.39%	2-5-2016	$100,000,000	$99,995,667
FHLMC Series M006 Class A ±§	0.47	10-15-2045	19,688,007	19,688,007

Total Agency Securities (Cost $119,683,674)				119,683,674

Certificates of Deposit: 29.24%
Agricultural Bank of China ±	0.66	9-2-2016	45,000,000	45,000,000
Australia & New Zealand Banking Group	0.36	2-3-2016	58,000,000	58,000,000
Australia & New Zealand Banking Group ##	0.38	2-1-2016	63,000,000	63,000,000
Bank of Montreal ±	0.63	4-26-2016	56,000,000	56,000,000
Bank of Montreal ±	0.81	7-19-2016	30,000,000	30,000,000
Bank of Montreal ±	0.84	4-15-2016	40,000,000	40,007,608
Bank of New York ##	0.27	2-1-2016	29,000,000	29,000,000
Bank of Nova Scotia ±	0.77	7-6-2016	50,000,000	50,000,000
Citibank (New York)	0.51	4-11-2016	20,000,000	20,000,000
Cooperatieve Centrale ±	0.67	7-12-2016	18,000,000	18,002,876
Credit Agricole SA	0.29	2-1-2016	187,000,000	187,000,000
Dexia Credit Local SA (New York) ±	0.60	5-11-2016	53,000,000	53,000,000
Dexia Credit Local SA (New York) ±	0.61	4-18-2016	37,000,000	37,000,000
Dexia Credit Local SA (New York) ±	0.74	6-21-2016	35,000,000	35,000,000
DG Bank (New York)	0.41	2-8-2016	45,000,000	45,000,000
DG Bank (New York)	0.52	3-8-2016	35,000,000	35,000,000
DG Bank (New York)	0.52	3-14-2016	40,000,000	40,000,000
DG Bank (New York)	0.60	4-22-2016	20,000,000	20,000,000
HSBC Bank plc	0.29	2-1-2016	190,000,000	190,000,000
HSBC Bank plc ±	0.58	2-9-2016	40,000,000	40,000,000
HSBC Bank plc ±	0.73	8-1-2016	25,000,000	25,000,000
HSBC Bank plc ±	0.74	7-5-2016	32,000,000	32,000,000
KBC Bank	0.28	2-1-2016	174,000,000	174,000,000
Lloyds Bank plc ±	0.80	7-7-2016	45,000,000	45,000,000
Mitsubishi Trust & Bank (z)	0.71	4-8-2016	50,000,000	49,934,042
Mitsubishi UFJ Trust & Banking Corporation	0.31	2-3-2016	54,000,000	54,000,000
Mizuho Bank Limited	0.52	3-3-2016	30,000,000	30,000,000
Mizuho Corporate Bank (z)%%	0.68	4-29-2016	40,000,000	39,932,647
Mizuho Corporate Bank (z)	0.69	4-27-2016	50,000,000	49,917,725
Mizuho Corporate Bank (z)	0.70	3-16-2016	50,000,000	49,957,294
National Bank of Kuwait	0.29	2-1-2016	230,000,000	230,000,000
Natixis Corporation	0.26	2-1-2016	90,000,000	90,000,000
NBAD Americas NV	0.30	2-1-2016	116,000,000	116,000,000
Nordea Bank AB	0.27	2-1-2016	129,000,000	129,000,000
Nordea Bank AB ±	0.59	5-13-2016	42,000,000	42,000,000
Norinchukin Bank	0.30	2-2-2016	55,000,000	55,000,000
Oversea-Chinese Banking Corporation	0.60	4-20-2016	30,000,000	30,000,000
Royal Bank of Canada ±	0.60	3-18-2016	30,000,000	30,000,000
Skandinaviska Enskilda Banken AG	0.27	2-1-2016	94,000,000	94,000,000
Standard Chartered Bank ±	0.61	2-8-2016	55,000,000	55,000,000
Standard Chartered Bank ±	0.61	2-16-2016	50,000,000	50,000,000
Standard Chartered Bank ±	0.62	3-11-2016	50,000,000	50,000,000
Standard Chartered Bank ±	0.63	2-29-2016	40,000,000	40,000,000
Standard Chartered Bank	0.71	5-5-2016	20,000,000	20,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016	Wells Fargo Cash Investment Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
Standard Chartered Bank ±	0.81%	7-12-2016	$20,000,000	$20,000,000
State Street Bank & Trust Company ±	0.59	2-11-2016	40,000,000	40,000,000
State Street Bank & Trust Company ±	0.59	3-9-2016	35,000,000	35,000,000
State Street Bank & Trust Company ±	0.60	3-24-2016	50,000,000	50,000,000
State Street Bank & Trust Company ±	0.64	4-11-2016	37,000,000	37,000,000
Sumitomo Mitsui Banking Corporation	0.42	2-17-2016	35,000,000	35,000,000
Sumitomo Mitsui Banking Corporation	0.67	4-6-2016	35,000,000	35,000,000
Sumitomo Mitsui Banking Corporation	0.70	3-22-2016	40,000,000	40,000,000
Sumitomo Trust & Banking Corporation	0.41	2-19-2016	25,000,000	25,000,000
Sumitomo Trust & Banking Corporation	0.42	2-1-2016	40,000,000	40,000,000
Sumitomo Trust & Banking Corporation	0.54	3-7-2016	30,000,000	30,000,573
Sumitomo Trust & Banking Corporation	0.68	4-4-2016	60,000,000	60,000,000
Sumitomo Trust & Banking Corporation	0.68	4-7-2016	50,000,000	50,000,000
Sumitomo Trust & Banking Corporation	0.70	3-29-2016	40,000,000	40,000,000
Swedbank	0.27	2-1-2016	94,000,000	94,000,000
Toronto-Dominion Bank ±	0.54	4-1-2016	45,000,000	45,000,000
Toronto-Dominion Bank ±	0.58	3-16-2016	70,000,000	70,000,000
Toronto-Dominion Bank ±	0.60	5-25-2016	50,000,000	50,000,000
Toronto-Dominion Bank ±	0.61	6-2-2016	25,000,000	25,000,000
Toronto-Dominion Bank ±	0.65	4-15-2016	30,000,000	30,000,000
Toronto-Dominion Bank ±	0.74	7-5-2016	32,000,000	32,000,000

Total Certificates of Deposit (Cost $3,554,752,765)				3,554,752,765

Commercial Paper: 48.54%

Asset-Backed Commercial Paper: 24.82%
Albion Capital Corporation 144A(z)	0.47	2-22-2016	31,013,000	31,004,497
Albion Capital Corporation 144A(z)	0.50	2-26-2016	20,000,000	19,993,056
Anglesea Funding LLC 144A(z)	0.42	2-2-2016	30,000,000	29,999,650
Anglesea Funding LLC ±144A	0.55	3-14-2016	20,000,000	20,000,000
Anglesea Funding LLC ±144A	0.55	4-18-2016	30,000,000	30,000,000
Anglesea Funding LLC ±144A	0.56	4-6-2016	45,000,000	45,000,000
Anglesea Funding LLC ±144A	0.56	4-28-2016	40,000,000	40,000,000
Anglesea Funding LLC ±144A	0.56	3-8-2016	30,000,000	30,000,000
Anglesea Funding LLC ±144A	0.58	7-15-2016	25,000,000	25,000,000
Antalis SA 144A(z)	0.42	2-4-2016	15,000,000	14,999,475
Antalis SA 144A(z)	0.50	3-3-2016	37,000,000	36,984,069
Atlantic Asset Securitization Corporation 144A(z)	0.35	2-1-2016	20,000,000	20,000,000
Atlantic Asset Securitization Corporation ±144A	0.51	4-12-2016	43,000,000	42,999,902
Atlantic Asset Securitization Corporation 144A	0.52	4-15-2016	35,000,000	34,999,980
Atlantic Asset Securitization Corporation ±144A	0.52	4-27-2016	30,000,000	29,999,995
Bedford Row Funding Corporation ±144A	0.38	2-1-2016	27,000,000	27,000,000
Bedford Row Funding Corporation ±144A	0.62	2-16-2016	30,000,000	29,999,911
Bedford Row Funding Corporation ±144A	0.62	4-14-2016	33,000,000	33,000,000
Bedford Row Funding Corporation ±144A	0.63	4-4-2016	25,000,000	25,000,000
Bedford Row Funding Corporation ±144A%%	0.78	8-1-2016	30,000,000	29,998,500
Bedford Row Funding Corporation ±144A	0.78	7-7-2016	15,000,000	15,000,000
Bedford Row Funding Corporation ±144A	0.78	7-11-2016	30,000,000	30,000,000
Bennington Stark Capital Company LLC ±144A	0.49	5-13-2016	28,000,000	27,998,797

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Cash Investment Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Bennington Stark Capital Company LLC 144A(z)	0.50%	3-1-2016	$36,000,000	$35,985,500
Bennington Stark Capital Company LLC 144A(z)	0.70	3-14-2016	20,000,000	19,983,667
Chesham Finance Limited 144A(z)	0.40	2-1-2016	29,000,000	29,000,000
Collateralized Commercial Paper Company LLC ±144A	0.69	4-22-2016	35,000,000	35,000,000
Collateralized Commercial Paper Company LLC ±	0.69	4-22-2016	50,000,000	50,000,000
Collateralized Commercial Paper Company LLC ±144A	0.72	6-8-2016	43,000,000	43,000,000
Concord Minutemen Capital Company 144A(z)	0.44	2-2-2016	20,000,000	19,999,756
Concord Minutemen Capital Company 144A(z)	0.44	2-3-2016	67,000,000	66,998,362
Concord Minutemen Capital Company 144A(z)	0.44	2-4-2016	20,000,000	19,999,267
Crown Point Capital Company LLC ±144A	0.58	8-22-2016	21,000,000	21,000,000
Crown Point Capital Company LLC ±144A	0.63	10-25-2016	50,000,000	50,000,000
Gotham Funding Corporation 144A(z)	0.48	2-12-2016	15,000,000	14,997,800
Gotham Funding Corporation 144A(z)	0.49	2-17-2016	6,000,000	5,998,693
Gotham Funding Corporation 144A(z)	0.49	2-24-2016	25,000,000	24,992,174
Gotham Funding Corporation 144A(z)	0.49	2-29-2016	20,000,000	19,992,378
Halkin Finance LLC 144A(z)	0.44	2-2-2016	10,000,000	9,999,878
Halkin Finance LLC 144A(z)	0.44	2-3-2016	15,000,000	14,999,633
Hannover Funding Company LLC 144A(z)	0.65	2-16-2016	110,000,000	109,970,208
Hannover Funding Company LLC 144A(z)	0.65	2-17-2016	100,000,000	99,971,111
Institutional Secured Funding LLC 144A(z)	0.45	2-1-2016	50,000,000	50,000,000
Institutional Secured Funding LLC 144A(z)	0.59	2-5-2016	10,000,000	9,999,344
Institutional Secured Funding LLC 144A(z)	0.64	3-3-2016	85,000,000	84,953,156
Kells Funding LLC 144A(z)	0.43	2-19-2016	14,000,000	13,996,990
Kells Funding LLC ±144A	0.58	2-22-2016	30,000,000	29,999,671
Kells Funding LLC ±144A	0.58	2-25-2016	50,000,000	49,999,668
Legacy Capital Company 144A(z)	0.67	4-25-2016	22,000,000	21,965,607
Lexington Parker Capital Company LLC 144A(z)	0.44	2-2-2016	20,000,000	19,999,756
Lexington Parker Capital Company LLC 144A(z)	0.44	2-3-2016	25,000,000	24,999,389
Lexington Parker Capital Company LLC 144A(z)	0.44	2-4-2016	12,000,000	11,999,560
Lexington Parker Capital Company LLC 144A(z)	0.44	2-8-2016	26,000,000	25,997,776
Liberty Funding LLC 144A(z)	0.60	2-17-2016	20,000,000	19,994,667
LMA Americas LLC 144A(z)	0.37	2-1-2016	19,000,000	19,000,000
LMA Americas LLC 144A(z)	0.42	2-5-2016	20,000,000	19,999,067
LMA Americas LLC 144A(z)	0.50	3-2-2016	25,000,000	24,989,583
LMA Americas LLC 144A(z)	0.50	3-4-2016	22,000,000	21,990,222
LMA Americas LLC 144A(z)	0.63	4-4-2016	60,000,000	59,933,850
LMA Americas LLC 144A(z)	0.70	5-2-2016	40,000,000	39,929,222
Manhattan Asset Funding Company LLC 144A(z)	0.50	2-26-2016	2,000,000	1,999,306
Manhattan Asset Funding Company LLC 144A(z)	0.50	2-29-2016	55,000,000	54,978,611
Manhattan Asset Funding Company LLC 144A(z)	0.50	3-1-2016	20,000,000	19,991,944
Manhattan Asset Funding Company LLC 144A(z)	0.55	2-3-2016	30,000,000	29,999,083
Manhattan Asset Funding Company LLC 144A(z)	0.55	2-17-2016	55,000,000	54,986,556
Manhattan Asset Funding Company LLC 144A(z)	0.55	3-15-2016	15,000,000	14,990,146
Matchpoint Finance plc 144A(z)	0.65	3-1-2016	30,000,000	29,984,292
Mizuho Corporate Bank (z)	0.70	4-5-2016	25,000,000	24,968,942
Mizuho Corporate Bank (z)	0.70	4-7-2016	25,000,000	24,967,968
Mountcliff Funding LLC 144A(z)	0.40	2-1-2016	44,000,000	44,000,000
Mountcliff Funding LLC ±144A	0.63	3-24-2016	50,000,000	50,000,000
Nieuw Amsterdam Receivable 144A(z)	0.70	3-17-2016	40,000,000	39,965,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016	Wells Fargo Cash Investment Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Old Line Funding LLC 144A(z)	0.56%	3-8-2016	$10,000,000	$9,994,400
Old Line Funding LLC 144A(z)	0.65	3-16-2016	30,000,000	29,976,167
Regency Markets No.1 LLC 144A(z)	0.43	2-5-2016	10,000,000	9,999,522
Regency Markets No.1 LLC 144A(z)	0.43	2-24-2016	20,000,000	19,994,506
Regency Markets No.1 LLC 144A(z)	0.43	2-16-2016	40,000,000	39,992,833
Regency Markets No.1 LLC 144A(z)	0.43	2-22-2016	15,000,000	14,996,238
Regency Markets No.1 LLC 144A(z)	0.43	2-25-2016	20,000,000	19,994,267
Regency Markets No.1 LLC 144A(z)	0.43	2-29-2016	20,000,000	19,993,311
Ridgefield Funding Company LLC 144A(z)	0.47	2-4-2016	50,000,000	49,998,042
Ridgefield Funding Company LLC ±144A	0.56	6-30-2016	60,000,000	60,000,000
Ridgefield Funding Company LLC ±144A	0.63	7-7-2016	20,000,000	20,000,000
Ridgefield Funding Company LLC 144A(z)	0.70	3-17-2016	18,000,000	17,984,250
Ridgefield Funding Company LLC ±144A	0.77	7-7-2016	17,000,000	17,000,000
Sheffield Receivable 144A(z)	0.49	2-3-2016	20,000,000	19,999,456
Starbird Funding Corporation 144A(z)	0.55	3-7-2016	20,000,000	19,989,306
Starbird Funding Corporation 144A(z)	0.60	3-11-2016	10,000,000	9,993,500
Starbird Funding Corporation 144A(z)	0.63	5-3-2016	35,000,000	34,943,650
Thunder Bay Funding LLC 144A(z)	0.56	3-8-2016	10,000,000	9,994,400
Versailles Commercial Paper LLC ±144A	0.50	3-11-2016	37,000,000	37,000,000
Versailles Commercial Paper LLC ±144A	0.50	4-8-2016	18,000,000	18,000,000
Versailles Commercial Paper LLC ±144A	0.51	4-29-2016	10,000,000	10,000,000
Versailles Commercial Paper LLC 144A(z)	0.56	3-31-2016	15,000,000	14,986,233
Victory Receivables 144A(z)	0.35	2-1-2016	7,000,000	7,000,000
Victory Receivables 144A(z)	0.48	2-12-2016	15,000,000	14,997,800
Victory Receivables 144A(z)	0.48	2-16-2016	15,000,000	14,997,000
Victory Receivables 144A(z)	0.48	2-18-2016	15,000,000	14,996,600
Victory Receivables 144A(z)	0.49	2-24-2016	20,000,000	19,993,739
Victory Receivables 144A(z)	0.49	2-25-2016	15,000,000	14,995,100
Victory Receivables 144A(z)	0.49	2-29-2016	53,000,000	52,979,801
Victory Receivables 144A(z)	0.50	2-3-2016	30,000,000	29,999,167
Victory Receivables 144A(z)	0.50	2-22-2016	30,000,000	29,991,250
Victory Receivables 144A(z)	0.50	3-1-2016	5,000,000	4,997,986
Working Capital Management Company 144A(z)	0.42	2-5-2016	6,000,000	5,999,720

				3,017,223,879

Financial Company Commercial Paper: 17.58%
ASB Finance Limited ±144A	0.64	5-27-2016	21,000,000	21,000,000
Australia & New Zealand Banking Group ±144A	0.64	5-23-2016	46,000,000	46,000,000
Australia & New Zealand Banking Group ±144A	0.76	4-18-2016	45,000,000	45,004,703
Banco de Credito e Inversiones 144A(z)	0.80	4-1-2016	25,000,000	24,966,667
Banco de Credito e Inversiones 144A(z)	0.80	4-27-2016	40,000,000	39,923,556
Bank of Nova Scotia ±144A	0.64	4-1-2016	47,000,000	47,000,000
BNP Paribas (New York) (z)	0.26	2-1-2016	12,000,000	12,000,000
Caisse Centrale Desjardins du Quebec 144A(z)	0.42	2-4-2016	15,000,000	14,999,475
Caisse Centrale Desjardins du Quebec ±144A	0.60	4-22-2016	54,000,000	54,000,000
Commonwealth Bank of Australia ±	0.61	6-2-2016	32,000,000	32,000,000
Commonwealth Bank of Australia ±144A	0.53	2-25-2016	40,000,000	39,999,753
Commonwealth Bank of Australia ±144A	0.61	4-5-2016	32,000,000	32,000,000
Cooperatieve Centrale (z)	0.41	2-5-2016	48,000,000	47,997,813

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Cash Investment Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
CPPIB Capital Incorporated 144A(z)	0.55%	2-17-2016	$25,000,000	$24,993,889
CPPIB Capital Incorporated 144A(z)	0.55	2-18-2016	20,000,000	19,994,806
CPPIB Capital Incorporated 144A(z)	0.55	3-8-2016	25,000,000	24,986,250
CPPIB Capital Incorporated ±144A	0.70	6-10-2016	40,000,000	40,000,000
CPPIB Capital Incorporated ±144A	0.71	6-15-2016	33,000,000	33,000,000
CPPIB Capital Incorporated ±144A	0.72	7-8-2016	40,000,000	40,000,000
Credit Suisse (New York) (z)	0.82	6-13-2016	40,000,000	39,878,816
DBS Bank Limited 144A(z)	0.45	3-18-2016	40,000,000	39,977,000
HSBC Bank plc ±144A	0.57	2-8-2016	60,000,000	60,000,000
Macquarie Bank Limited 144A(z)	0.43	2-18-2016	40,000,000	39,991,878
Macquarie Bank Limited 144A(z)	0.50	3-1-2016	50,000,000	49,979,861
Macquarie Bank Limited 144A(z)	0.50	3-3-2016	50,000,000	49,978,472
Macquarie Bank Limited 144A(z)	0.60	3-4-2016	20,000,000	19,989,333
Macquarie Bank Limited 144A(z)	0.70	3-18-2016	50,000,000	49,955,278
NV Bank Nederlandse Gemeenten ±144A	0.59	5-6-2016	40,000,000	40,000,000
NV Bank Nederlandse Gemeenten ±144A	0.60	3-29-2016	30,000,000	30,000,000
National Australia Bank Limited 144A(z)	0.65	3-18-2016	40,000,000	39,966,778
National Australia Bank Limited ±144A	0.76	6-17-2016	30,000,000	30,000,000
Nationwide Building Society 144A(z)	0.40	2-8-2016	10,000,000	9,999,222
Nationwide Building Society 144A(z)	0.47	2-29-2016	55,000,000	54,979,894
Nationwide Building Society 144A(z)	0.52	3-7-2016	20,000,000	19,989,889
Nationwide Building Society 144A(z)	0.57	3-9-2016	19,000,000	18,988,869
Natixis Capital Markets Incorporated (z)	0.40	2-1-2016	20,000,000	20,000,000
Nederlandse Waterschapsbank 144A(z)	0.58	4-20-2016	30,000,000	29,961,817
Nederlandse Waterschapsbank ±144A	0.59	2-26-2016	50,000,000	50,000,000
Nederlandse Waterschapsbank ±144A	0.60	3-21-2016	60,000,000	60,000,000
Nederlandse Waterschapsbank ±144A	0.60	3-18-2016	50,000,000	50,000,000
NRW Bank 144A(z)	0.42	2-9-2016	25,000,000	24,997,695
Ontario Teachers Finance 144A(z)	0.43	2-4-2016	15,000,000	14,999,463
Ontario Teachers Finance 144A(z)	0.50	3-7-2016	15,000,000	14,992,708
Ontario Teachers Finance 144A(z)	0.66	3-21-2016	20,000,000	19,982,033
Ontario Teachers Finance 144A(z)	0.68	4-5-2016	9,000,000	8,989,120
Ontario Teachers Finance 144A(z)	0.68	4-8-2016	25,000,000	24,968,361
Ontario Teachers Finance 144A(z)	0.69	5-2-2016	17,000,000	16,970,349
Ontario Teachers Finance 144A(z)	0.70	5-6-2016	17,000,000	16,968,597
Ontario Teachers Finance 144A(z)	0.70	5-27-2016	20,000,000	19,954,889
Ontario Teachers Finance 144A(z)	0.72	5-13-2016	10,000,000	9,979,600
Ontario Teachers Finance 144A(z)	0.72	6-2-2016	20,000,000	19,951,200
PSP Capital Incorporated 144A(z)	0.56	4-29-2016	17,000,000	16,976,313
Rabobank Nederland ±	0.74	7-11-2016	40,000,000	40,000,000
Shagang South-Asia (Hong Kong) Trading Company (z)	0.85	2-9-2016	35,000,000	34,993,389
Shagang South-Asia (Hong Kong) Trading Company (z)	0.85	2-12-2016	17,000,000	16,995,585
Sumitomo Mitsui Banking Corporation 144A(z)	0.65	3-16-2016	50,000,000	49,960,278
Sumitomo Mitsui Banking Corporation 144A(z)	0.70	3-21-2016	70,000,000	69,933,306
Suncorp Group Limited 144A(z)	0.45	3-15-2016	4,000,000	3,997,850
Suncorp Group Limited 144A(z)	0.45	3-16-2016	15,000,000	14,991,750
Suncorp Group Limited 144A(z)	0.50	3-3-2016	10,000,000	9,995,694
Suncorp Group Limited 144A(z)	0.75	5-9-2016	15,000,000	14,969,375
Suncorp Group Limited 144A(z)	0.75	5-26-2016	15,000,000	14,964,063
Suncorp Group Limited 144A(z)	0.75	5-31-2016	5,000,000	4,987,500

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016	Wells Fargo Cash Investment Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
United Overseas Bank Limited 144A(z)	0.58%	4-26-2016	$30,000,000	$29,958,917
United Overseas Bank Limited 144A(z)	0.70	4-1-2016	34,000,000	33,960,333
Westpac Banking Corporation 144A(z)	0.54	2-18-2016	40,000,000	40,000,000
Westpac Banking Corporation ±144A	0.60	5-16-2016	50,000,000	50,000,000
Westpac Banking Corporation ±144A	0.60	6-13-2016	55,000,000	55,000,000

				2,137,942,387

Other Commercial Paper: 6.14%
Caisse Des Depots et Consignations 144A(z)	0.58	5-16-2016	42,000,000	41,928,950
China Power International Development (z)	0.85	2-4-2016	10,000,000	9,999,292
China Power International Development (z)	0.85	2-8-2016	28,250,000	28,245,331
China Power International Development (z)	0.85	2-12-2016	15,000,000	14,996,104
China Shipping Container Lines (z)	0.80	2-5-2016	25,000,000	24,997,778
China Shipping Container Lines (z)	0.83	2-2-2016	45,000,000	44,998,959
China Shipping Container Lines (z)	0.85	2-3-2016	25,000,000	24,998,819
China Shipping Container Lines (z)	0.85	2-8-2016	24,000,000	23,996,033
CNPC Finance 144A(z)	0.63	2-2-2016	2,000,000	1,999,965
COFCO Capital Corporation (z)	0.80	2-2-2016	40,000,000	39,999,111
Erste Abwicklungsanstalt 144A(z)	0.32	2-23-2016	14,000,000	13,997,262
Erste Abwicklungsanstalt 144A(z)	0.32	2-26-2016	23,000,000	22,994,889
Erste Abwicklungsanstalt 144A(z)	0.32	2-24-2016	20,000,000	19,995,911
Erste Abwicklungsanstalt ±144A	0.58	2-9-2016	20,000,000	20,000,000
Erste Abwicklungsanstalt ±144A	0.58	4-13-2016	40,000,000	40,000,000
Erste Abwicklungsanstalt 144A	0.59	4-19-2016	50,000,000	50,000,000
Erste Abwicklungsanstalt ±144A	0.59	3-1-2016	15,000,000	15,000,000
Mitsui & Company Incorporated (z)	0.35	2-1-2016	14,000,000	14,000,000
Sinochem Capital Company Limited (z)	0.64	4-14-2016	30,000,000	29,961,067
Sinochem Capital Company Limited (z)	0.64	4-19-2016	17,000,000	16,976,427
Sinochem Capital Company Limited (z)	0.83	2-2-2016	65,000,000	64,998,507
Sinopec Century Bright 144A(z)	0.70	2-1-2016	32,000,000	32,000,000
Sinopec Century Bright 144A(z)	0.70	2-16-2016	45,000,000	44,986,875
Sinopec Century Bright 144A(z)	0.70	2-17-2016	20,000,000	19,993,778
Sinopec Century Bright 144A(z)	0.70	2-19-2016	25,000,000	24,991,250
Toyota Credit Canada Incorporated (z)	0.58	3-23-2016	20,000,000	19,983,567
Toyota Motor Credit Corporation ±	0.60	2-18-2016	40,000,000	40,000,000

				746,039,875

Total Commercial Paper (Cost $5,901,206,141)				5,901,206,141

Municipal Obligations: 9.94%

Arizona: 0.16%

Other Municipal Debt: 0.16%
Salt River Project Agricultural Improvement & Power District Series D1 (Utilities Revenue) (z)	0.47	2-17-2016	20,000,000	19,995,822

California: 0.02%

Variable Rate Demand Note ø: 0.02%
San Francisco CA City & County Certificate of Participation Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.48	11-1-2041	2,000,000	2,000,000

Colorado: 0.27%

Variable Rate Demand Note ø: 0.27%
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.39	5-1-2052	32,980,000	32,980,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Cash Investment Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Connecticut: 1.69%

Variable Rate Demand Note ø: 1.69%
Puttable Floating Option Taxable Series TNP-1013 (Miscellaneous Revenue) 144A	0.45%	4-15-2046	$205,620,000	$205,620,000

Florida: 0.06%

Variable Rate Demand Note ø: 0.06%
Puttable Floating Option Taxable Series TNP-1011 (Health Revenue, Bank of America NA LIQ) 144A	0.45	12-1-2025	6,690,000	6,690,000

Georgia: 0.24%

Other Municipal Debt: 0.06%
Georgia Municipal Electric Authority Series TX-B (Electric Utilities)	0.50	2-4-2016	7,000,000	7,000,000

Variable Rate Demand Note ø: 0.18%
Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured, Bank of America NA LIQ) 144A	0.67	10-1-2039	21,570,000	21,570,000

Idaho: 0.21%

Other Municipal Debt: 0.21%
Idaho HFA (Housing Revenue, Barclays Bank plc LOC) (z)	0.75	2-23-2016	25,000,000	24,988,538

Illinois: 0.83%

Variable Rate Demand Note ø: 0.83%
JPMorgan Chase PUTTER/DRIVER Trust Series (GO Revenue, Societe Generale LIQ) 144A	0.45	6-1-2033	101,000,000	101,000,000

Louisiana: 0.56%

Variable Rate Demand Note ø: 0.56%
Puttable Floating Option Taxable Series TNP-1014 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.45	6-1-2045	68,120,000	68,120,000

Maryland: 0.38%

Variable Rate Demand Notes ø: 0.38%
Maryland CDA Housing & Community Residential Series B (Housing Revenue, TD Bank NA SPA)	0.40	9-1-2033	24,000,000	24,000,000
Maryland CDA Housing & Community Residential Series F (Housing Revenue, State Street Bank & Trust Company SPA)	0.42	9-1-2044	22,805,000	22,805,000

				46,805,000

Minnesota: 0.10%

Variable Rate Demand Note ø: 0.10%
NorthStar Student Loan Trust II (Education Revenue, Royal Bank of Canada LOC)	0.40	10-1-2042	12,674,000	12,674,000

New Jersey: 0.25%

Variable Rate Demand Note ø: 0.25%
RBC Municipal Products Incorporated Taxable-Floater Certificates Series E60 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.42	6-28-2016	30,000,000	30,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016	Wells Fargo Cash Investment Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

New York: 0.53%

Variable Rate Demand Notes ø: 0.53%
New York HFA 605 West 42 Street Series B (Housing Revenue, Bank of China LOC)	0.65%	5-1-2048	$25,000,000	$25,000,000
New York NY Municipal Water Finance Authority (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.41	6-15-2044	8,000,000	8,000,000
Puttable Floating Option Taxable Receipts Series TNP-004 (Miscellaneous Revenue) 144A	0.90	5-15-2051	17,970,000	17,970,000
RBC Municipal Products Incorporated Trust Series E-51 for Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A(i)	0.63	7-1-2017	14,000,000	14,000,000

				64,970,000

North Carolina: 0.06%

Variable Rate Demand Note ø: 0.06%
Roanoke Rapids NC Music & Entertainment District Project (Tax Revenue, Bank of America NA LOC)	0.41	7-1-2027	6,960,000	6,960,000

North Dakota: 0.15%

Variable Rate Demand Note ø: 0.15%
North Dakota HFA Mortgage Finance Program Series F (Housing Revenue, FHLB SPA)	0.40	1-1-2047	18,000,000	18,000,000

Ohio: 0.19%

Variable Rate Demand Notes ø: 0.19%
Ohio HFA Residential Management Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.40	9-1-2039	17,580,000	17,580,000
Ohio Water Development Authority Water Development Notes (Water & Sewer Revenue)	0.43	5-1-2038	5,700,000	5,700,000

				23,280,000

Oregon: 0.08%

Variable Rate Demand Note ø: 0.08%
Puttable Floating Option Taxable Series TN-011 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.67	5-1-2035	10,000,000	10,000,000

Other: 3.99%

Variable Rate Demand Notes ø: 3.99%
PFOTER Series TNP-1012 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.45	12-1-2038	55,890,000	55,890,000
Residual Interest Bond Floater Trust Delnor Health System Series 2014 (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.54	11-25-2017	21,375,000	21,375,000
Residual Interest Bond Floater Trust Series 8UE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.54	12-27-2016	127,900,000	127,900,000
Residual Interest Bond Floater Trust Series 9WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.54	4-13-2018	280,000,000	280,000,000

				485,165,000

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Cash Investment Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania: 0.13%

Variable Rate Demand Note ø: 0.13%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A(i)	0.63%	7-1-2017	$16,000,000	$16,000,000

Washington: 0.04%

Other Municipal Debt: 0.04%
Port of Seattle WA Series D-1 (Miscellaneous Revenue, Bank of America NA LIQ)	0.50	2-4-2016	5,000,000	5,000,000

Total Municipal Obligations (Cost $1,208,818,360)				1,208,818,360

Other Instruments: 2.72%
DBS Bank Limited Pooled Bank Deposit Product	0.43	2-1-2016	235,000,000	235,000,000
Oversea-Chinese Banking Corporation Pooled Bank Deposit Product	0.38	2-1-2016	95,000,000	95,000,000

Total Other Instruments (Cost $330,000,000)				330,000,000

Other Notes: 1.92%

Corporate Bonds and Notes: 1.92%
ACTS Retirement Life Communities Incorporated ±§	0.34	11-15-2029	14,805,000	14,805,000
Providence Health & Services ±§	0.45	10-1-2042	11,675,000	11,675,000
Racetrac Capital LLC ±§	0.40	9-1-2020	12,000,000	12,000,000
SSAB AB Series A ±§	0.41	6-1-2035	3,500,000	3,500,000
Steadfast Crestvilla LLC ±%%§	0.39	2-1-2056	1,000,000	1,000,000
United Overseas Bank Limited	0.43	2-1-2016	190,000,000	190,000,000

Total Other Notes (Cost $232,980,000)				232,980,000

Repurchase Agreements ^^: 6.36%
Bank of America Corporation, dated 1-29-2016, maturity value $74,002,097 (1)	0.34	2-1-2016	74,000,000	74,000,000
Credit Agricole, dated 1-29-2016, maturity value $112,003,360 (2)	0.36	2-1-2016	112,000,000	112,000,000
Credit Agricole, dated 1-29-2016, maturity value $116,853,311 (3)	0.34	2-1-2016	116,850,000	116,850,000
Credit Suisse Securities USA, dated 1-29-2016, maturity value $6,000,200 (4)	0.40	2-1-2016	6,000,000	6,000,000
Credit Suisse Securities USA, dated 1-29-2016, maturity value $74,002,097 (5)	0.34	2-1-2016	74,000,000	74,000,000
Goldman Sachs & Company, dated 1-4-2016, maturity value $151,088,461 (6)±§(i)¢	0.37	3-1-2016	151,000,000	151,000,000
GX Clarke & Company, dated 1-29-2016, maturity value $114,003,515 (7)	0.37	2-1-2016	114,000,000	114,000,000
JPMorgan Securities, dated 1-4-2016, maturity value $103,093,129 (8)±§(i)¢	0.54	3-4-2016	103,000,000	103,000,000
JPMorgan Securities, dated 1-4-2016 maturity value $22,007,358 (9)±§¢	0.43	2-1-2016	22,000,000	22,000,000

Total Repurchase Agreements (Cost $772,850,000)				772,850,000

Total investments in securities (Cost $12,120,290,940) *	99.70%	12,120,290,940
Other assets and liabilities, net	0.30	36,947,760

Total net assets	100.00%	$12,157,238,700

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016	Wells Fargo Cash Investment Money Market Fund	17

(z)	Zero coupon security. The rate represents the current yield to maturity.

±	Variable rate investment. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

##	All or a portion of this security is segregated for when-issued securities.

%%	The security is issued on a when-issued basis.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(i)	Illiquid security for which the designation as illiquid is unaudited.

^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 3.50%, 11-1-2042 to 9-1-2045, fair value including accrued interest is $76,220,000.

(2)	U.S. government securities, 2.00% to 6.00%, 2-15-2018 to 2-1-2046, fair value including accrued interest is $115,294,303.

(3)	U.S. government securities, 0.25% to 3.88%, 1-15-2017 to 2-15-2045, fair value including accrued interest is $119,187,002.

(4)	U.S. government securities, 0.00% to 0.25%, 4-15-2018 to 10-15-2028, fair value including accrued interest is $6,120,427.

(5)	U.S. government securities, 1.00 to 6.25%, 9-15-2017 to 5-15-2030, fair value including accrued interest is $75,480,110.

(6)	Commercial paper, 0.00%, 2-1-2016 to 7-27-2016, fair value is $154,020,000.

(7)	U.S. government securities, 0.38% to 10.50%, 2-15-2016 to 12-20-2045, fair value including accrued interest is $117,101,676.

(8)	Commercial paper, 0.00% to 0.39%, 2-9-2016 to 5-11-2016, fair value including accrued interest is $105,060,449.

(9)	Commercial paper, 0.00%, 2-9-2016 to 5-2-2016, fair value is $22,440,078.

¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Cash Investment Money Market Fund	Statement of assets and liabilities—January 31, 2016

Assets
Investments in unaffiliated securities, at amortized cost	$12,120,290,940
Cash	12,075
Receivable for investments sold	125,000,000
Receivable for Fund shares sold	1,556,342
Receivable for interest	2,571,197
Prepaid expenses and other assets	173,319

Total assets	12,249,603,873

Liabilities
Dividends payable	850,688
Payable for investments purchased	87,907,460
Payable for Fund shares redeemed	1,326,474
Management fee payable	1,009,471
Administration fees payable	670,491
Accrued expenses and other liabilities	600,589

Total liabilities	92,365,173

Total net assets	$12,157,238,700

NET ASSETS CONSIST OF
Paid-in capital	$12,159,521,824
Overdistributed net investment income	(125)
Accumulated net realized losses on investments	(2,282,999)

Total net assets	$12,157,238,700

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Administrator Class	$297,396,049
Shares outstanding – Administrator Class[1]	297,364,221
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$5,027,125,182
Shares outstanding – Institutional Class[1]	5,026,743,395
Net asset value per share – Institutional Class	$1.00
Net assets – Select Class	$5,595,703,916
Shares outstanding – Select Class[1]	5,595,268,963
Net asset value per share – Select Class	$1.00
Net assets – Service Class	$1,237,013,553
Shares outstanding – Service Class[1]	1,236,917,680
Net asset value per share – Service Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended January 31, 2016	Wells Fargo Cash Investment Money Market Fund	19

Investment income
Interest	$34,768,932

Expenses
Management fee	16,883,468
Administration fees
Administrator Class	323,628
Institutional Class	3,634,815
Select Class	2,275,820
Service Class	1,535,880
Shareholder servicing fees
Administrator Class	323,377
Service Class	3,196,031
Custody and accounting fees	600,056
Professional fees	41,885
Registration fees	36,480
Shareholder report expenses	34,700
Trustees’ fees and expenses	11,692
Other fees and expenses	63,634

Total expenses	28,961,466
Less: Fee waivers and/or expense reimbursements	(8,033,669)

Net expenses	20,927,797

Net investment income	13,841,135

Net realized gains on investments	10,433

Net increase in net assets resulting from operations	$13,851,568

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Cash Investment Money Market Fund	Statement of changes in net assets

	Year ended January 31, 2016		Year ended January 31, 2015

Operations
Net investment income		$13,841,135		$5,437,246
Net realized gains on investments		10,433		25,529

Net increase in net assets resulting from operations		13,851,568		5,462,775

Distributions to shareholders from
Net investment income
Administrator Class		(91,605)		(39,658)
Institutional Class		(4,409,426)		(528,416)
Select Class		(9,195,148)		(4,733,259)
Service Class		(144,956)		(135,913)

Total distributions to shareholders		(13,841,135)		(5,437,246)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	645,846,405	645,846,405	865,673,665	865,673,665
Institutional Class	27,914,859,441	27,914,859,441	24,029,183,652	24,029,183,652
Select Class	72,307,425,692	72,307,425,692	63,324,957,808	63,324,957,808
Service Class	5,421,993,054	5,421,993,054	6,476,121,256	6,476,121,256

		106,290,124,592		94,695,936,381

Reinvestment of distributions
Administrator Class	67,458	67,458	27,497	27,497
Institutional Class	2,435,991	2,435,991	239,867	239,867
Select Class	7,672,917	7,672,917	4,006,258	4,006,258
Service Class	67,355	67,355	64,546	64,546

		10,243,721		4,338,168

Payment for shares redeemed
Administrator Class	(744,857,486)	(744,857,486)	(962,449,292)	(962,449,292)
Institutional Class	(27,210,565,293)	(27,210,565,293)	(24,836,074,964)	(24,836,074,964)
Select Class	(72,609,180,413)	(72,609,180,413)	(65,090,008,049)	(65,090,008,049)
Service Class	(5,623,383,040)	(5,623,383,040)	(6,486,565,425)	(6,486,565,425)

		(106,187,986,232)		(97,375,097,730)

Net increase (decrease) in net assets resulting from capital share transactions		112,382,081		(2,674,823,181)

Total increase (decrease) in net assets		112,392,514		(2,674,797,652)

Net assets
Beginning of period		12,044,846,186		14,719,643,838

End of period		$12,157,238,700		$12,044,846,186

Overdistributed net investment income		$(125)		$(125)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Cash Investment Money Market Fund	21

(For a share outstanding throughout each period)

	Year ended January 31
ADMINISTRATOR CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.03%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.35%	0.35%	0.34%	0.35%
Net expenses	0.26%	0.19%	0.22%	0.26%	0.25%
Net investment income	0.03%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$297,396	$396,339	$493,087	$549,744	$600,737

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Cash Investment Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
INSTITUTIONAL CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.09%	0.01%	0.03%	0.07%	0.06%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.23%	0.23%	0.23%	0.23%
Net expenses	0.20%	0.19%	0.20%	0.20%	0.20%
Net investment income	0.10%	0.01%	0.03%	0.07%	0.06%
Supplemental data
Net assets, end of period (000s omitted)	$5,027,125	$4,320,392	$5,127,034	$7,186,632	$6,246,114

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Cash Investment Money Market Fund	23

(For a share outstanding throughout each period)

	Year ended January 31
SELECT CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.16%	0.07%	0.10%	0.14%	0.13%
Ratios to average net assets (annualized)
Gross expenses	0.19%	0.19%	0.19%	0.19%	0.19%
Net expenses	0.13%	0.13%	0.13%	0.13%	0.13%
Net investment income	0.16%	0.07%	0.10%	0.14%	0.13%
Supplemental data
Net assets, end of period (000s omitted)	$5,595,704	$5,889,779	$7,650,810	$6,407,032	$5,325,713

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Cash Investment Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
SERVICE CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.52%	0.52%	0.52%
Net expenses	0.28%	0.19%	0.22%	0.26%	0.25%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,237,014	$1,438,336	$1,448,713	$1,594,389	$2,000,296

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Cash Investment Money Market Fund	25

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Cash Investment Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

26	Wells Fargo Cash Investment Money Market Fund	Notes to financial statements

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2016, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $2,282,999 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Notes to financial statements	Wells Fargo Cash Investment Money Market Fund	27

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee of 0.10% of the average daily net assets of the Fund. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the year ended January 31, 2016 have been included in management fee on the Statement of Operations.

For the year ended January 31, 2016, the management fee was equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase. Effective May 1, 2015, Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from WellsCap at an annual rate starting at 0.0025% and declining to 0.0005% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Administrator Class	0.10
Institutional Class	0.08
Select Class	0.04
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.13% for Select Class shares, and 0.50% for Service Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the year ended January 31, 2016, Funds Management voluntarily waived additional expenses to maintain a positive yield.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents. Administrator Class and Service Class of the Fund are each charged a fee at an annual rate of 0.10% and 0.25%, respectively, of their average daily net assets.

28	Wells Fargo Cash Investment Money Market Fund	Notes to financial statements

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $13,841,135 and $5,437,246 of ordinary income for the years ended January 31, 2016 and January 31, 2015, respectively.

As of January 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Capital loss carryforward
$850,567	$(2,282,999)

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

7. MONEY MARKET FUND REFORM

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016. Effective on or before October 14, 2016, the Fund will no longer maintain a stable $1.00 net asset value (NAV) and instead will be offered as a floating, market-based NAV. At this time, management continues to evaluate the implications of these amendments and their impact to the Fund’s operations, financial statements and accompanying notes.

Report of independent registered public accounting firm	Wells Fargo Cash Investment Money Market Fund	29

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Cash Investment Money Market Fund (formerly known as Wells Fargo Advantage Cash Investment Money Market Fund) (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Cash Investment Money Market Fund as of January 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 24, 2016

30	Wells Fargo Cash Investment Money Market Fund	Other information (unaudited)

TAX INFORMATION

For the fiscal year ended January 31, 2016, $8,321,037 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Cash Investment Money Market Fund	31

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA ® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

32	Wells Fargo Cash Investment Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012; Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Cash Investment Money Market Fund	33

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

240785 03-16 A302/AR302 01-16

Annual Report

January 31, 2016

Wells Fargo Government Money Market Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Government Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

We do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Government Money Market Fund for the 12-month period that ended January 31, 2016. The period was marked by preparation for the new amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission. In the markets, all eyes were on the Federal Reserve (Fed) to see when it would begin normalizing monetary policy; it voted to begin increasing the federal funds rate in December 2015.

We are preparing to implement the new money market fund regulations.

The amendments to Rule 2a-7, which governs money market funds, are scheduled to be fully implemented by October 2016. To recap, U.S. Treasury and government money market funds will continue to operate much as they do today, with stable $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors. (We announced in May 2015 changes to our money market fund lineup, identifying which funds would be for retail investors and which would be for institutional investors.) Second, money market fund boards of directors will have discretion to impose either a liquidity fee of up to 2% on shareholder redemptions or a temporary suspension of redemptions (gate) if a fund’s weekly liquid assets fall below 30% of its total assets and the board determines that the fee or gate is in the best interest of the fund’s shareholders.

■	Retail investors will continue to transact at a stable $1.00 NAV but may be subject to liquidity fees and redemption gates as described above.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may also be subject to liquidity fees and redemption gates under special circumstances as described above. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities. Our February 2016 Product Alert featured the intraday price times we will use to continue providing same-day settlement and liquidity to our shareholders.

■	Additional requirements include increased disclosure, tighter diversification requirements, and enhanced stress-testing measures.

■	We will continue to communicate any changes to our money market funds with our shareholders. Specifically, Product Alerts can be found at our website: wellsfargofunds.com. In the brown box on the left-hand side of the page, click on “Product Information” and find them under the “Product Alerts” tab.

While there will be operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

The Fed began normalizing monetary policy.

The Fed raised the target federal funds rate to between 0.25% and 0.50%, stating that its decision “recognizes the considerable progress that has been made toward restoring jobs, raising incomes, and easing economic hardships.” However, the Fed does not have preset paths for interest-rate hikes; rather, it depends on the economic environment. As the Fed begins to normalize monetary policy, it “expects economic conditions will evolve in a manner that will warrant only

Letter to shareholders (unaudited)	Wells Fargo Government Money Market Fund	3

gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.”

Short-term U.S. Treasury yields rose during the period: 1-month Treasury bills (T-bills) rose 0.21% to end January 2016 at a yield of 0.22%, 6-month T-bills rose 0.38% to end the period with a yield of 0.43%, and 1-year Treasury securities rose 0.31% to finish with a yield of 0.45%. Meanwhile, other short-term, high-quality yields remained under pressure due to strong demand and limited supply.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Government Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael C. Bird, CFA®

Jeffrey L. Weaver, CFA®

Laurie White

Average annual total returns (%) as of January 31, 20161

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (WFGXX)	11-8-1999	0.01	0.01	1.04	0.61	0.61
Administrator Class (WGAXX)	7-31-2003	0.01	0.01	1.13	0.34	0.34
Institutional Class (GVIXX)	7-28-2003	0.02	0.01	1.19	0.22	0.20
Select Class (WFFXX)	6-30-2015	0.04	0.02	1.19	0.18	0.16
Service Class (NWGXX)	11-16-1987	0.01	0.01	1.08	0.51	0.50
Sweep Class	6-30-2010	0.01	0.01	1.08	0.96	0.96

Yield summary (%) as of January 31, 20163

	Class A	Administrator Class	Institutional Class	Select Class	Service Class	Sweep Class
7-day current yield	0.01	0.01	0.13	0.19	0.01	0.01
7-day compound yield	0.01	0.01	0.13	0.19	0.01	0.01
30-day simple yield	0.01	0.01	0.11	0.17	0.01	0.01
30-day compound yield	0.01	0.01	0.11	0.17	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website,wellsfargofunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Government Money Market Fund	5

Portfolio composition as of January 31, 2016[4]

Weighted average maturity as of January 31, 2016[5]
20 days

Weighted average life as of January 31, 2016[6]
74 days

Effective maturity distribution as of January 31, 2016[4]

[1]	Historical performance shown for the Select Class shares prior to their inception reflects the performance of Institutional Class shares, and has not been adjusted to reflect the higher expenses applicable to Institutional Class shares. If these expenses had been adjusted, returns would be higher. Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Service Class shares, and has not been adjusted to reflect the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns would be lower.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Class A, 0.35% for Administrator Class, 0.20% for Institutional Class, 0.16% for Select Class, 0.50% for Service Class, and 1.00% for Sweep Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.27)%, 0.00%, 0.12%, 0.16%, (0.17)%, and (0.62)% for Class A, Administrator Class, Institutional Class, Select Class, Service Class, and Sweep Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Government Money Market Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

The majority of the Fund’s fiscal year that ended January 31, 2016, was characterized by a continuation of the extremely low interest rates that have prevailed for several years. However, rates were higher in the last two months of the period due to an increase in the federal funds rate by the U.S. Federal Reserve (Fed) on December 16, 2015, by 0.25% to a new target between 0.25% and 0.50%. Interest rates on all categories of government money market securities moved higher shortly before the Fed’s move and generally maintained those levels after the official increase.

The increase in Treasury bill (T-bill) yields was more modest than the increases for other government securities during the year, reflecting the effect of incremental demand for U.S. Treasury securities from domestic and international regulatory initiatives. Three-month T-bill yields averaged 2 basis points (bps; 100 bps equals 1.00%) during the first 10 months of the period, which ended November 30, 2015. In the last two months of the period, December 2015 and January 2016, 3-month T-bills yielded an average of 22 bps, reflecting the Fed’s interest-rate increase. Overall, T-bills yielded an average of 6 bps in the fiscal year that ended January 31, 2016.

By comparison, the yields on repurchase agreements (repos) were generally higher even before the Fed’s move. Overnight repo rates, as measured by the DTCC GCF U.S. Treasury Repo Index,1 increased from an average of 10 bps in the 12 months that ended January 31, 2015, to 18 bps in the following 10 months, and then to 41 bps in the final 2 months of the period. Overall, the average repo yield for the year that ended January 31, 2016, was 22 bps.

Similarly, yields on government-sponsored enterprise (GSE) discount notes were modestly higher throughout the year, before moving notably higher as the Fed’s interest-rate increase approached. Average GSE discount note yields for 3-, 6-, and 12-month tenors were 6 bps, 8 bps, and 14 bps, respectively, in the prior reporting period. The yields moved to averages of 10 bps, 16 bps, and 30 bps, respectively, over the next 10 months and then to 31 bps, 46 bps, and 63 bps, respectively, over the last 2 months of the period. Overall, for the fiscal year that ended January 31, 2016, the averages were 13 bps, 21 bps, and 36 bps, respectively.

As noted above, yields on T-bills did not rise as much as those of other U.S. government securities, and this was largely the result of greater demand for U.S. Treasury securities due to various regulatory initiatives that encouraged large banks to buy high-quality liquid assets. Other regulatory changes led banks to reduce their leverage, leaving the banks with smaller portfolios to fund in the repo market at the same time supply in that market was shrinking. Investors displaced by reduced repo supply moved their investments to other government securities, such as T-bills, keeping downward pressure on interest rates for all government securities. These structural changes in the U.S. government money markets resulting in greater relative demand for U.S. Treasury securities—and lower relative yields—are expected to persist.

Our portfolio strategy continued to emphasize maintaining both a stable $1.00 net asset value and adequate liquidity to meet shareholder redemptions. We invested in T-bills, U.S. Treasury notes, GSE discount notes and other securities, and repos collateralized by Treasury securities and GSE obligations.

Strategic outlook

After seven years with interest rates set near zero, the Fed finally raised its target rate by 0.25% in December 2015, along with projections that showed further gradual interest-rate increases throughout 2016. The Fed has clearly signaled that it will proceed cautiously, weighing incoming economic data and other factors and modifying its interest-rate path accordingly. The Fed’s data-dependent orientation will have the markets carefully watching the effects on the U.S. economy of sharply lower commodity prices, economic weakness in other parts of the world, and the strengthening U.S. dollar. The Fed will also weigh its apparent progress in meeting its full-employment mandate against its less successful effort to bring inflation back up to 2%. In the face of this uncertainty, we believe that our portfolio strategy, with its focus on capital preservation and liquidity, will enable the Fund to continue to meet its objectives.

[1]	DTCC GCF U.S. Treasury Repo Index is Depository Trust & Clearing Corp.‘s weighted average for overnight trades in applicable CUSIPs of U.S. Treasuries. You cannot invest directly in an index.

Fund expenses (unaudited)	Wells Fargo Government Money Market Fund	7

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2015 to January 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2015	Ending account value 1-31-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.05	$0.81	0.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.82	0.16%
Administrator Class
Actual	$1,000.00	$1,000.05	$0.79	0.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.42	$0.79	0.16%
Institutional Class
Actual	$1,000.00	$1,000.16	$0.68	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.52	$0.69	0.14%
Select Class
Actual	$1,000.00	$1,000.34	$0.52	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.69	$0.52	0.10%
Service Class
Actual	$1,000.00	$1,000.05	$0.81	0.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.39	$0.82	0.16%
Sweep Class
Actual	$1,000.00	$1,000.05	$0.78	0.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.42	$0.79	0.16%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8	Wells Fargo Government Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt: 42.91%
FFCB ±	0.23%	5-11-2016	$25,000,000	$24,999,660
FFCB (z)	0.26	3-8-2016	100,000,000	99,974,000
FFCB (z)	0.26	3-10-2016	100,000,000	99,972,556
FFCB ±	0.29	8-31-2016	175,000,000	174,994,811
FFCB ±	0.36	11-30-2016	50,000,000	50,000,000
FFCB ±	0.37	4-8-2016	20,000,000	19,999,740
FFCB ±	0.38	4-22-2016	140,000,000	139,998,679
FFCB ±	0.38	9-9-2016	25,000,000	24,999,196
FFCB ±	0.40	3-18-2016	100,000,000	99,999,757
FFCB (z)	0.40	7-15-2016	20,000,000	19,963,792
FFCB ±	0.40	9-23-2016	97,000,000	96,995,491
FFCB	0.40	2-1-2016	15,000,000	15,000,000
FFCB ±	0.40	5-25-2016	14,250,000	14,253,965
FFCB ±	0.41	5-26-2016	75,000,000	74,999,386
FFCB ±	0.42	9-25-2017	80,000,000	79,977,729
FFCB ±	0.43	2-26-2016	100,000,000	99,999,991
FFCB ±	0.43	2-23-2017	100,000,000	99,978,416
FFCB ±	0.44	5-5-2016	50,000,000	50,001,987
FFCB ±	0.44	7-8-2016	30,000,000	30,005,986
FFCB ±	0.45	8-26-2016	10,000,000	10,004,346
FFCB ±	0.45	3-29-2017	35,000,000	35,018,590
FFCB ±	0.45	7-26-2017	35,000,000	34,994,699
FFCB (z)	0.45	4-12-2016	25,000,000	24,977,813
FFCB (z)	0.45	6-14-2016	20,000,000	19,966,500
FFCB ±	0.46	5-15-2017	50,000,000	50,018,121
FFCB ±	0.46	7-25-2017	84,000,000	84,041,329
FFCB ±	0.46	6-19-2017	200,000,000	199,985,039
FFCB ±	0.49	2-16-2016	109,000,000	109,003,577
FFCB ±	0.49	2-8-2017	100,000,000	100,000,000
FFCB (z)	0.50	5-10-2016	25,000,000	24,965,625
FFCB (z)	0.51	5-2-2016	40,000,000	39,948,433
FFCB ±	0.52	10-28-2016	50,000,000	49,999,102
FFCB ±	0.54	10-10-2017	100,000,000	99,927,171
FFCB ±	0.56	12-4-2017	100,000,000	100,000,000
FFCB ±	0.57	7-21-2017	40,000,000	39,999,909
FHLB (z)	0.14	2-1-2016	100,000,000	100,000,000
FHLB (z)	0.15	2-11-2016	200,000,000	199,991,667
FHLB (z)	0.17	2-16-2016	100,000,000	99,992,917
FHLB (z)	0.20	2-8-2016	50,000,000	49,998,056
FHLB (z)	0.22	2-12-2016	100,000,000	99,993,186
FHLB ±	0.23	2-14-2017	135,000,000	134,962,268
FHLB ±	0.23	2-17-2017	63,250,000	63,218,481
FHLB (z)	0.23	2-10-2016	100,000,000	99,994,275
FHLB (z)	0.23	2-19-2016	100,000,000	99,988,300
FHLB (z)	0.26	2-17-2016	200,000,000	199,976,578
FHLB (z)	0.27	2-24-2016	100,000,000	99,982,750
FHLB (z)	0.29	2-26-2016	250,000,000	249,949,965
FHLB (z)	0.30	3-7-2016	45,000,000	44,986,875
FHLB (z)	0.30	4-29-2016	50,000,000	49,963,333
FHLB ±	0.30	5-27-2016	52,500,000	52,500,328

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016	Wells Fargo Government Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
FHLB (z)	0.32%	3-2-2016	$100,000,000	$99,973,750
FHLB	0.32	3-18-2016	17,500,000	17,500,384
FHLB (z)	0.33	2-5-2016	150,000,000	149,994,556
FHLB	0.33	2-18-2016	10,000,000	10,000,111
FHLB (z)	0.34	3-28-2016	103,000,000	102,945,524
FHLB ±	0.34	11-25-2016	150,000,000	150,000,000
FHLB (z)	0.34	3-9-2016	363,000,000	362,872,052
FHLB (z)	0.35	5-6-2016	78,000,000	77,928,164
FHLB (z)	0.36	3-4-2016	100,000,000	99,968,000
FHLB ±	0.37	5-18-2016	50,000,000	50,000,000
FHLB	0.38	2-19-2016	10,600,000	10,600,909
FHLB (z)	0.38	4-15-2016	100,000,000	99,921,889
FHLB ±	0.38	2-9-2016	37,750,000	37,749,956
FHLB (z)	0.39	4-22-2016	100,000,000	99,912,250
FHLB ±	0.39	3-8-2016	50,000,000	50,000,000
FHLB (z)	0.40	5-20-2016	50,000,000	49,940,201
FHLB (z)	0.40	5-18-2016	22,000,000	21,973,910
FHLB (z)	0.40	5-13-2016	50,000,000	49,943,333
FHLB (z)	0.41	2-3-2016	138,000,000	137,996,857
FHLB (z)	0.41	5-27-2016	50,000,000	49,933,461
FHLB ±	0.42	7-6-2016	50,000,000	50,000,000
FHLB ±	0.43	3-17-2017	50,000,000	49,997,155
FHLB (z)	0.46	3-11-2016	111,500,000	111,444,138
FHLB (z)	0.47	6-7-2016	50,000,000	49,917,097
FHLB ±	0.47	7-1-2016	45,000,000	44,998,883
FHLB (z)	0.48	3-30-2016	50,000,000	49,961,333
FHLB (z)	0.49	6-1-2016	50,000,000	49,917,653
FHLB (z)	0.50	4-19-2016	50,000,000	49,945,833
FHLB (z)	0.50	4-20-2016	17,300,000	17,281,018
FHLB ±	0.51	3-22-2016	75,000,000	75,001,588
FHLB ±	0.51	12-23-2016	106,900,000	106,946,547
FHLB ±	0.52	4-28-2016	150,000,000	150,000,000
FHLB ±	0.54	10-12-2016	50,000,000	49,996,060
FHLB (z)	0.54	6-3-2016	50,000,000	49,907,750
FHLB ±	0.54	7-15-2016	225,000,000	224,994,901
FHLB	1.00	3-11-2016	12,500,000	12,509,339
FHLMC (z)	0.17	2-4-2016	100,000,000	99,998,583
FHLMC (z)	0.18	2-9-2016	100,000,000	99,996,111
FHLMC (z)	0.19	2-25-2016	50,000,000	49,993,667
FHLMC (z)	0.20	3-3-2016	100,000,000	99,983,208
FHLMC (z)	0.20	2-24-2016	50,000,000	49,993,611
FHLMC (z)	0.23	3-9-2016	50,000,000	49,988,181
FHLMC ±	0.25	11-14-2016	100,000,000	99,987,851
FHLMC ±	0.37	8-17-2016	100,000,000	100,000,000
FHLMC ±	0.38	8-24-2016	200,000,000	200,000,000
FHLMC ±	0.39	2-18-2016	150,000,000	149,998,934
FHLMC	0.40	3-15-2016	72,028,000	72,038,393
FHLMC (z)	0.41	4-1-2016	125,000,000	124,914,958
FHLMC ±	0.42	9-16-2016	75,000,000	75,000,000
FHLMC ±	0.43	1-13-2017	150,000,000	149,985,470

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Government Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
FHLMC (z)	0.43%	3-7-2016	$100,000,000	$99,958,194
FHLMC ±	0.43	4-20-2017	100,000,000	99,981,396
FHLMC (z)	0.45	4-11-2016	50,000,000	49,956,250
FHLMC ±	0.47	4-27-2017	150,000,000	149,962,264
FHLMC (z)	0.48	4-8-2016	50,000,000	49,955,333
FHLMC	0.50	5-13-2016	10,385,000	10,389,192
FHLMC (z)	0.51	4-27-2016	50,000,000	49,939,083
FHLMC ±	0.56	7-21-2017	150,000,000	149,977,323
FHLMC	5.25	4-18-2016	38,730,000	39,130,538
FNMA (z)	0.26	2-2-2016	150,000,000	149,998,931
FNMA (z)	0.30	2-3-2016	41,100,000	41,099,315
FNMA ±	0.36	2-4-2016	50,000,000	50,000,563
FNMA ±	0.43	9-8-2017	100,000,000	99,983,810
FNMA ±	0.44	7-25-2016	10,900,000	10,903,498
FNMA ±	0.44	10-5-2017	130,000,000	129,966,720
FNMA ±	0.44	1-26-2017	193,000,000	193,016,920
FNMA ±	0.45	8-26-2016	30,000,000	30,013,005
FNMA ±	0.45	7-20-2017	50,000,000	49,996,232
FNMA (z)	0.49	6-1-2016	93,000,000	92,846,834
FNMA	0.50	3-30-2016	238,206,000	238,281,047
FNMA ±	0.51	10-21-2016	200,000,000	199,994,572
FNMA ±	0.78	11-21-2016	19,250,000	19,300,995
FNMA	1.38	11-15-2016	50,000,000	50,255,654
FNMA	2.25	3-15-2016	120,172,000	120,453,494
FNMA	2.38	4-11-2016	114,046,000	114,495,000
FNMA	5.00	3-15-2016	101,883,000	102,451,957
Overseas Private Investment Corporation ±§	0.33	11-20-2019	10,000,000	10,000,000
Overseas Private Investment Corporation ±§	0.33	9-20-2022	7,000,000	7,000,000
Overseas Private Investment Corporation ±§	0.33	7-9-2026	91,935,000	91,935,000
Overseas Private Investment Corporation ±§	0.38	8-15-2019	25,000,000	25,000,000
Overseas Private Investment Corporation ±§	0.38	6-28-2028	5,004,000	5,004,000
Overseas Private Investment Corporation ±§	0.40	12-15-2019	44,352,000	44,352,000
Overseas Private Investment Corporation ±§	0.40	10-15-2027	94,000,000	94,000,000
Overseas Private Investment Corporation ±§	0.40	9-30-2031	12,621,260	12,621,260
Overseas Private Investment Corporation ±§	0.40	5-15-2033	6,033,939	6,033,939
Overseas Private Investment Corporation Series 1 ±§	0.36	8-15-2026	17,600,000	17,600,000
Overseas Private Investment Corporation Series 1 ±§	0.40	9-30-2031	4,969,000	4,969,000
Overseas Private Investment Corporation Series 2 ±§	0.33	1-15-2021	5,634,167	5,634,167
Overseas Private Investment Corporation Series 2 ±§	0.38	10-10-2025	9,000,000	9,000,000
Overseas Private Investment Corporation Series 2 ±§	0.40	9-30-2031	11,627,460	11,627,460
Overseas Private Investment Corporation Series 3 ±§	0.38	10-10-2025	11,700,000	11,700,000
Overseas Private Investment Corporation Series 4 ±§	0.33	1-15-2021	5,416,800	5,416,800
Overseas Private Investment Corporation Series 4 ±§	0.40	9-30-2031	6,757,840	6,757,840
Overseas Private Investment Corporation Series 5 ±§	0.40	9-30-2031	6,956,600	6,956,600
Overseas Private Investment Corporation Series 6 ±§	0.40	9-30-2031	6,956,600	6,956,600
Overseas Private Investment Corporation Series 7 ±§	0.40	9-30-2031	3,975,200	3,975,200
Overseas Private Investment Corporation Series 8 ±§	0.40	9-30-2031	14,907,000	14,907,000
Overseas Private Investment Corporation Series 9 ±§	0.40	9-30-2031	4,670,860	4,670,860

Total Government Agency Debt (Cost $11,076,743,790)				11,076,743,790

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016	Wells Fargo Government Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 0.14%

California: 0.01%

Variable Rate Demand Notes ø: 0.01%
Association of Bay Area Governments California Finance Authority Housing Gaia Building Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.45%	9-15-2032	$260,000	$260,000
California Statewide CDA Valley Palms Apartments Series C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.40	5-15-2035	1,520,000	1,520,000

				1,780,000

Florida: 0.00%

Variable Rate Demand Note ø: 0.00%
Orange County FL HFA Glenn Apartments Series D (Housing Revenue, FNMA LOC)	0.40	7-15-2034	240,000	240,000

New Hampshire: 0.01%

Variable Rate Demand Note ø: 0.01%
New Hampshire HFA (Housing Revenue, FNMA Insured, FNMA LIQ)	0.45	4-15-2016	2,700,000	2,700,000

New York: 0.02%

Variable Rate Demand Note ø: 0.02%
New York HFA 38th Street Series B (Housing Revenue, FNMA LIQ)	0.35	5-15-2033	5,600,000	5,600,000

Washington: 0.03%

Variable Rate Demand Notes ø: 0.03%
Washington Housing Finance Commission Brittany Park Project Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.40	11-1-2021	1,265,000	1,265,000
Washington Housing Finance Commission Eagles Landing Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.40	12-15-2036	2,690,000	2,690,000
Washington Housing Finance Commission Highland Park Apartments Project Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.45	7-15-2038	930,000	930,000
Washington Housing Finance Commission Rolling Hills Apartments Project Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.40	6-15-2037	1,190,000	1,190,000

				6,075,000

Wisconsin: 0.07%

Variable Rate Demand Notes ø: 0.07%
Wisconsin PFA Affinity At Monterrey Project (Housing Revenue, East West Bank LOC)	0.37	8-1-2048	10,700,000	10,700,000
Wisconsin PFA Multifamily Housing Affinity Covington Project (Housing Revenue, FHLB LOC)	0.37	12-1-2047	8,250,000	8,250,000

				18,950,000

Total Municipal Obligations (Cost $35,345,000)				35,345,000

Repurchase Agreements ^^: 52.76%
Bank of America Corporation, dated 1-29-2016, maturity value $830,023,517 (1)	0.34	2-1-2016	830,000,000	830,000,000
Bank of Montreal, dated 1-11-2016, maturity value $250,066,667 (2) (i)	0.32	2-10-2016	250,000,000	250,000,000
Bank of Montreal, dated 1-13-2016, maturity value $200,053,333 (3) (i)	0.32	2-12-2016	200,000,000	200,000,000
Bank of Nova Scotia, dated 1-29-2016, maturity value $600,017,000 (4)	0.34	2-1-2016	600,000,000	600,000,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Government Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Repurchase Agreements ^^ (continued)
Bank of Nova Scotia, dated 1-29-2016, maturity value $850,025,500 (5)	0.36%	2-1-2016	$850,000,000	$850,000,000
BNP Paribas Securities Corporation, dated 1-29-2016, maturity value $100,003,000 (6)	0.36	2-1-2016	100,000,000	100,000,000
BNP Paribas Securities Corporation, dated 1-29-2016, maturity value $700,021,583 (7)	0.37	2-1-2016	700,000,000	700,000,000
Citibank NA, dated 1-28-2016, maturity value $250,016,528 (8)	0.34	2-4-2016	250,000,000	250,000,000
Citibank NA, dated 1-29-2016, maturity value $250,007,292 (9)	0.35	2-1-2016	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 1-26-2016, maturity value $250,016,042 (10)	0.33	2-2-2016	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 1-29-2016, maturity value $500,014,583 (11)	0.35	2-1-2016	500,000,000	500,000,000
Citigroup Global Markets Incorporated, dated 1-29-2016, maturity value $59,501,289 (12)	0.26	2-1-2016	59,500,000	59,500,000
Credit Agricole SA, dated 1-29-2016, maturity value $250,005,833 (13)	0.28	2-1-2016	250,000,000	250,000,000
Credit Agricole SA, dated 1-29-2016, maturity value $29,000,725 (14)	0.30	2-1-2016	29,000,000	29,000,000
Credit Agricole SA, dated 1-29-2016, maturity value $405,012,150 (15)	0.36	2-1-2016	405,000,000	405,000,000
Credit Agricole SA, dated 1-29-2016, maturity value $551,215,617 (16)	0.34	2-1-2016	551,200,000	551,200,000
Federal Reserve Bank of New York, dated 1-29-2016, maturity value $1,125,023,438 (17)	0.25	2-1-2016	1,125,000,000	1,125,000,000
Goldman Sachs & Company, dated 1-29-2016, maturity value $100,002,667 (18)	0.32	2-1-2016	100,000,000	100,000,000
HSBC Securities, dated 1-29-2016, maturity value $300,008,250 (19)	0.33	2-1-2016	300,000,000	300,000,000
JPMorgan Securities, dated 1-29-2016, maturity value $250,007,500 (20)	0.36	2-1-2016	250,000,000	250,000,000
JPMorgan Securities, dated 1-29-2016, maturity value $400,011,333 (21)	0.34	2-1-2016	400,000,000	400,000,000
Merrill Lynch Pierce Fenner Smith Incorporated, dated 1-29-2016, maturity value $100,002,833 (22)	0.34	2-1-2016	100,000,000	100,000,000
Prudential, dated 1-29-2016, maturity value $192,951,378 (23)	0.35	2-1-2016	192,945,750	192,945,750
RBC Capital Markets, dated 1-6-2016, maturity value $250,066,667 (24) ±§	0.32	2-5-2016	250,000,000	250,000,000
RBC Capital Markets, dated 1-29-2016, maturity value $800,022,000 (25)	0.33	2-1-2016	800,000,000	800,000,000
Societe Generale, dated 1-25-2016, maturity value $250,017,014 (26)	0.35	2-1-2016	250,000,000	250,000,000
Societe Generale, dated 1-25-2016, maturity value $500,035,972 (27)	0.37	2-1-2016	500,000,000	500,000,000
Societe Generale, dated 1-26-2016, maturity value $250,017,500 (28)	0.36	2-2-2016	250,000,000	250,000,000
Societe Generale, dated 1-29-2016, maturity value $1,000,030,833 (29)	0.37	2-1-2016	1,000,000,000	1,000,000,000
Societe Generale, dated 1-29-2016, maturity value $1,125,032,813 (30)	0.35	2-1-2016	1,125,000,000	1,125,000,000
TD Securities, dated 1-29-2016, maturity value $150,004,375 (31)	0.35	2-1-2016	150,000,000	150,000,000
TD Securities, dated 1-29-2016, maturity value $750,020,625 (32)	0.33	2-1-2016	750,000,000	750,000,000

Total Repurchase Agreements (Cost $13,617,645,750)				13,617,645,750

Treasury Debt: 1.23%
U.S. Treasury Bond	7.25	5-15-2016	50,000,000	50,978,631
U.S. Treasury Note	0.25	4-15-2016	40,000,000	39,998,839
U.S. Treasury Note	0.38	4-30-2016	30,000,000	30,005,371
U.S. Treasury Note	0.50	6-15-2016	85,000,000	85,033,091
U.S. Treasury Note	1.50	6-30-2016	71,000,000	71,324,578
U.S. Treasury Note	2.25	3-31-2016	40,000,000	40,128,525

Total Treasury Debt (Cost $317,469,035)				317,469,035

Total investments in securities (Cost $25,047,203,575) *	97.04%	25,047,203,575
Other assets and liabilities, net	2.96	764,931,491

Total net assets	100.00%	$25,812,135,066

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016	Wells Fargo Government Money Market Fund	13

±	Variable rate investment. The rate shown is the rate in effect at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

§	The security is subject to a demand feature which reduces the effective maturity.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 3.50%, 11-1-2042 to 9-1-2045, fair value including accrued interest is $854,900,000.

(2)	U.S. government securities, 0.75% to 4.00%, 6-30-2017 to 11-15-2045, fair value including accrued interest is $255,055,835.

(3)	U.S. government securities, 0.13% to 4.00%, 4-15-2017 to 4-1-2045, fair value including accrued interest is $204,349,839.

(4)	U.S. government securities, 0.00% to 8.88%, 2-21-2016 to 11-15-2045, fair value including accrued interest is $612,000,000.

(5)	U.S. government securities, 1.79% to 6.50%, 12-1-2022 to 11-1-2045, fair value including accrued interest is $875,500,001.

(6)	U.S. government securities, 0.00% to 5.50%, 6-23-2016 to 8-15-2045, fair value including accrued interest is $102,000,011.

(7)	U.S. government securities, 2.10% to 7.00%, 9-1-2022 to 12-1-2047, fair value including accrued interest is $721,000,000.

(8)	U.S. government securities, 1.00% to 5.50%, 6-9-2017 to 12-15-2036, fair value including accrued interest is $255,001,893.

(9)	U.S. government securities, 0.63% to 4.00%, 10-31-2019 to 2-15-2043, fair value including accrued interest is $255,000,047.

(10)	U.S. government securities, 0.00% to 7.50%, 2-15-2019 to 1-1-2049, fair value including accrued interest is $257,495,477.

(11)	U.S. government securities, 0.00% to 8.50%, 2-26-2016 to 4-1-2056, fair value including accrued interest is $512,611,584.

(12)	U.S. government securities, 1.50% to 2.00%, 2-28-2019 to 11-30-2022, fair value including accrued interest is $60,690,002.

(13)	U.S. government securities, 1.13% to 1.38%, 4-30-2020 to 10-31-2020, fair value including accrued interest is $255,000,086.

(14)	U.S. government security, 1.13%, 4-30-2020, fair value including accrued interest is $29,580,003.

(15)	U.S. government securities, 2.00% to 6.00%, 2-15-2018 to 2-1-2046, fair value including accrued interest is $416,912,436.

(16)	U.S. government securities, 0.25% to 3.88%, 1-15-2017 to 2-15-2045, fair value including accrued interest is $562,224,012.

(17)	U.S. government security, 3.50%, 5-15-2020, fair value including accrued interest is $1,125,023,471.

(18)	U.S. government securities, 0.13% to 2.63%, 4-15-2020 to 2-15-2041, fair value including accrued interest is $102,000,076.

(19)	U.S. government securities, 3.00% to 6.00%, 7-1-2018 to 1-1-2046, fair value including accrued interest is $309,000,341.

(20)	U.S. government securities, 1.90% to 5.56%, 5-1-2024 to 3-1-2048, fair value including accrued interest is $257,500,190.

(21)	U.S. government securities, 0.00% to 9.38%, 4-15-2016 to 4-1-2056, fair value including accrued interest is $408,001,011.

(22)	U.S. government security, 4.50%, 12-20-2044, fair value including accrued interest is $103,000,000.

(23)	U.S. government securities, 2.25% to 3.75%, 8-20-2042 to 5-15-2044, fair value including accrued interest is $196,804,665.

(24)	U.S. government securities, 0.00% to 5.00%, 9-1-2034 to 1-20-2046, fair value including accrued interest is $257,500,000.

(25)	U.S. government securities, 1.47% to 5.69%, 1-1-2018 to 6-1-2046, fair value including accrued interest is $824,000,000.

(26)	U.S. government securities, 0.00% to 8.13%, 2-11-2016 to 11-15-2045, fair value including accrued interest is $255,000,000.

(27)	U.S. government securities, 0.00% to 6.50%, 5-1-2018 to 1-1-2046, fair value including accrued interest is $514,953,951.

(28)	U.S. government securities, 0.00% to 6.00%, 1-15-2021 to 1-20-2046, fair value including accrued interest is $257,499,991.

(29)	U.S. government securities, 2.47% to 4.50%, 11-1-2023 to 12-1-2045, fair value including accrued interest is $1,030,000,000.

(30)	U.S. government securities, 0.00% to 4.63%, 1-31-2016 to 5-15-2043, fair value including accrued interest is $1,147,500,000.

(31)	U.S. government securities, 3.00% to 4.00%, 11-1-2025 to 10-1-2045, fair value including accrued interest is $154,500,001.

(32)	U.S. government securities, 0.00% to 8.88%, 3-3-2016 to 5-15-2045, fair value including accrued interest is $765,000,010.

(i)	Illiquid security for which the designation as illiquid is unaudited.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Government Money Market Fund	Statement of assets and liabilities—January 31, 2016

Assets
Investments
In unaffiliated securities, at amortized cost	$11,429,557,825
In repurchase agreements, at amortized cost	13,617,645,750

Total investments, at amortized cost	25,047,203,575
Cash	9,050
Receivable for investments sold	760,000,000
Receivable for Fund shares sold	2,761,288
Receivable for interest	9,548,234
Prepaid expenses and other assets	571,066

Total assets	25,820,093,213

Liabilities
Dividends payable	1,151,604
Payable for Fund shares redeemed	855,817
Management fee payable	2,413,518
Distribution fee payable	977
Administration fees payable	1,866,987
Custodian and accounting fees payable	695,786
Shareholder servicing fees payable	774,487
Accrued expenses and other liabilities	198,971

Total liabilities	7,958,147

Total net assets	$25,812,135,066

NET ASSETS CONSIST OF
Paid-in capital	$25,812,209,339
Overdistributed net investment income	(32,091)
Accumulated net realized losses on investments	(42,182)

Total net assets	$25,812,135,066

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$265,118,507
Shares outstanding – Class A1	265,121,008
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$382,042,972
Shares outstanding – Administrator Class[1]	382,045,767
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$14,212,988,480
Shares outstanding – Institutional Class[1]	14,213,092,508
Net asset value per share – Institutional Class	$1.00
Net assets – Select Class	$7,985,195,301
Shares outstanding – Select Class[1]	7,985,195,301
Net asset value per share – Select Class	$1.00
Net assets – Service Class	$2,963,813,286
Shares outstanding – Service Class[1]	2,963,840,040
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$2,976,520
Shares outstanding – Sweep Class[1]	2,976,619
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended January 31, 2016	Wells Fargo Government Money Market Fund	15

Investment income
Interest	$40,052,248

Expenses
Management fee	36,655,454
Administration fees
Class A	603,485
Administrator Class	529,428
Institutional Class	13,150,795
Select Class	2,555,794	[1]
Service Class	4,092,413
Sweep Class	8,262
Shareholder servicing fees
Class A	685,779
Administrator Class	528,876
Service Class	8,509,510
Sweep Class	9,389
Distribution fee
Sweep Class	13,144
Custody and accounting fees	1,240,234
Professional fees	59,590
Registration fees	105,899
Shareholder report expenses	1,336
Trustees’ fees and expenses	14,411
Other fees and expenses	13,004

Total expenses	68,776,803
Less: Fee waivers and/or expense reimbursements	(37,430,187)

Net expenses	31,346,616

Net investment income	8,705,632

Net realized gains on investments	1,271

Net increase in net assets resulting from operations	$8,706,903

[1]	For the period from June 30, 2015 (commencement of class operations) to January 31, 2016

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Government Money Market Fund	Statement of changes in net assets

	Year ended January 31, 2016		Year ended January 31, 2015

Operations
Net investment income		$8,705,632		$2,359,849
Net realized gains (losses) on investments		1,271		(43,453)

Net increase in net assets resulting from operations		8,706,903		2,316,396

Distributions to shareholders from
Net investment income
Class A		(27,431)		(36,443)
Administrator Class		(53,198)		(63,757)
Institutional Class		(3,198,417)		(1,872,042)
Select Class		(5,085,173)[1]		N/A
Service Class		(341,037)		(386,262)
Sweep Class		(376)		(1,345)
Net realized gains
Class A		0		(27)
Administrator Class		0		(67)
Institutional Class		0		(1,853)
Service Class		0		(365)
Sweep Class		0		(9)

Total distributions to shareholders		(8,705,632)		(2,362,170)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	248,950,357	248,950,357	397,630,873	397,630,873
Administrator Class	4,397,439,331	4,397,439,331	6,012,582,667	6,012,582,667
Institutional Class	151,089,559,572	151,089,559,572	186,128,851,059	186,128,851,059
Select Class	59,808,370,340 [1]	59,808,370,340 [1]	N/A	N/A
Service Class	31,369,915,464	31,369,915,464	29,905,782,934	29,905,782,934
Sweep Class	34,030,574	34,030,574	37,200,112	37,200,112

		246,948,265,638		222,482,047,645

Reinvestment of distributions
Class A	27,387	27,387	34,443	34,443
Administrator Class	25,615	25,615	37,644	37,644
Institutional Class	1,169,804	1,169,804	900,897	900,897
Select Class	4,499,399 [1]	4,499,399 [1]	N/A	N/A
Service Class	36,353	36,353	36,087	36,087
Sweep Class	376	376	1,354	1,354

		5,758,934		1,010,425

Payment for shares redeemed
Class A	(292,616,308)	(292,616,308)	(495,396,103)	(495,396,103)
Administrator Class	(4,660,088,416)	(4,660,088,416)	(5,963,974,157)	(5,963,974,157)
Institutional Class	(154,387,439,459)	(154,387,439,459)	(189,413,095,321)	(189,413,095,321)
Select Class	(51,827,674,438)[1]	(51,827,674,438)[1]	N/A	N/A
Service Class	(32,535,951,352)	(32,535,951,352)	(29,916,417,720)	(29,916,417,720)
Sweep Class	(37,668,958)	(37,668,958)	(48,831,010)	(48,831,010)

		(243,741,438,931)		(225,837,714,311)

Net increase (decrease) in net assets resulting from capital share transactions		3,212,585,641		(3,354,656,241)

Total increase (decrease) in net assets		3,212,586,912		(3,354,702,015)

Net assets
Beginning of period		22,599,548,154		25,954,250,169

End of period		$25,812,135,066		$22,599,548,154

Overdistributed net investment income		$(32,091)		$(32,091)

[1]	For the period from June 30, 2015 (commencement of class operations) to January 31, 2016

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Government Money Market Fund	17

(For a share outstanding throughout each period)

	Year ended January 31
CLASS A	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	(0.00)[1]	0.00 [1]	0.00	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	0.00	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.61%	0.61%	0.61%	0.60%
Net expenses	0.13%	0.09%	0.10%	0.17%	0.12%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$265,119	$308,757	$406,489	$564,676	$937,172

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Government Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
ADMINISTRATOR CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	(0.00)[1]	0.00 [1]	0.00	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	0.00	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.34%	0.34%	0.34%
Net expenses	0.12%	0.09%	0.09%	0.17%	0.12%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$382,043	$644,666	$596,022	$408,411	$608,948

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Government Money Market Fund	19

(For a share outstanding throughout each period)

	Year ended January 31
INSTITUTIONAL CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	(0.00)[1]	0.00 [1]	0.00	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	0.00	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.02%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.22%	0.22%	0.22%
Net expenses	0.12%	0.09%	0.10%	0.17%	0.12%
Net investment income	0.02%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$14,212,988	$17,509,698	$20,793,077	$22,762,489	$26,412,568

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Government Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

SELECT CLASS	Year ended January 31, 2016[1]
Net asset value, beginning of period	$1.00
Net investment income	0.00 [2]
Net realized gains on investments	0.00 [2]

Total from investment operations	0.00 [2]
Distributions to shareholders from net investment income	(0.00)[2]
Net asset value, end of period	$1.00
Total return[3]	0.04%
Ratios to average net assets (annualized)
Gross expenses	0.18%
Net expenses	0.10%
Net investment income	0.08%
Supplemental data
Net assets, end of period (000s omitted)	$7,985,195

[1]	For the period from June 30, 2015 (commencement of class operations) to January 31, 2016

[2]	Amount is less than $0.005.

[3]	Returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Government Money Market Fund	21

(For a share outstanding throughout each period)

	Year ended January 31
SERVICE CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	(0.00)[1]	0.00 [1]	0.00	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	0.00	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.51%	0.51%	0.51%
Net expenses	0.13%	0.09%	0.10%	0.17%	0.12%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$2,963,813	$4,129,813	$4,140,419	$6,440,560	$5,256,816

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Government Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
SWEEP CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	(0.00)[1]	0.00 [1]	0.00	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	0.00	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.96%	0.96%	0.96%	0.96%	0.96%
Net expenses	0.13%	0.09%	0.10%	0.17%	0.12%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$2,977	$6,615	$18,244	$22,998	$101,911

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Government Money Market Fund	23

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Government Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

24	Wells Fargo Government Money Market Fund	Notes to financial statements

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2016, the Fund had capital loss carryforwards which consist of $42,182 in short-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the

Notes to financial statements	Wells Fargo Government Money Market Fund	25

investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee of 0.10% of the Fund’s average daily net assets. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the year ended January 31, 2016 have been included in management fee on the Statement of Operations.

For the year ended January 31, 2016, the management fee was equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Select Class	0.04
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.16% for Select Class shares, 0.50% for Service Class shares, and 1.00% for Sweep Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the year ended January 31, 2016, Funds Management voluntarily waived additional expenses to maintain a positive yield.

Distribution fee

The Trust has adopted a distribution plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

26	Wells Fargo Government Money Market Fund	Notes to financial statements

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $8,705,632 and $2,362,170 of ordinary income for the years ended January 31, 2016 and January 31, 2015, respectively.

As of January 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Capital loss carryforward
$1,164,209	$(42,182)

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

7. MONEY MARKET FUND REFORM

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016. The Fund will continue to be offered to retail and institutional investors and transact at a stable $1.00 net asset value (NAV). At this time, management continues to evaluate the implications of these amendments and their impact to the Fund’s operations, financial statements and accompanying notes.

Report of independent registered public accounting firm	Wells Fargo Government Money Market Fund	27

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Government Money Market Fund (formerly known as Wells Fargo Advantage Government Money Market Fund) (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Government Money Market Fund as of January 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 24, 2016

28	Wells Fargo Government Money Market Fund	Other information (unaudited)

TAX INFORMATION

For the fiscal year ended January 31, 2016, $7,671,125 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended January 31, 2016, 33.76% of the ordinary income distributed was derived from interest on U.S. government securities.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Government Money Market Fund	29

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

30	Wells Fargo Government Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012; Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Government Money Market Fund	31

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

240786 03-16 A303/AR303 01-16

Annual Report

January 31, 2016

Wells Fargo Heritage Money Market Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Heritage Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

We do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Heritage Money Market Fund for the 12-month period that ended January 31, 2016. The period was marked by preparation for the new amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission. In the markets, all eyes were on the Federal Reserve (Fed) to see when it would begin normalizing monetary policy; it voted to begin increasing the federal funds rate in December 2015.

We are preparing to implement the new money market fund regulations.

The amendments to Rule 2a-7, which governs money market funds, are scheduled to be fully implemented by October 2016. To recap, U.S. Treasury and government money market funds will continue to operate much as they do today, with stable $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors. (We announced in May 2015 changes to our money market fund lineup, identifying which funds would be for retail investors and which would be for institutional investors.) Second, money market fund boards of directors will have discretion to impose either a liquidity fee of up to 2% on shareholder redemptions or a temporary suspension of redemptions (gate) if a fund’s weekly liquid assets fall below 30% of its total assets and the board determines that the fee or gate is in the best interest of the fund’s shareholders.

■	Retail investors will continue to transact at a stable $1.00 NAV but may be subject to liquidity fees and redemption gates as described above.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may also be subject to liquidity fees and redemption gates under special circumstances as described above. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities. Our February 2016 Product Alert featured the intraday price times we will use to continue providing same-day settlement and liquidity to our shareholders.

■	Additional requirements include increased disclosure, tighter diversification requirements, and enhanced stress-testing measures.

■	We will continue to communicate any changes to our money market funds with our shareholders. Specifically, Product Alerts can be found at our website: wellsfargofunds.com. In the brown box on the left-hand side of the page, click on “Product Information” and find them under the “Product Alerts” tab.

While there will be operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

The Fed began normalizing monetary policy.

The Fed raised the target federal funds rate to between 0.25% and 0.50%, stating that its decision “recognizes the considerable progress that has been made toward restoring jobs, raising incomes, and easing economic hardships.” However, the Fed does not have preset paths for interest-rate hikes; rather, it depends on the economic environment. As the Fed begins to normalize monetary policy, it “expects economic conditions will evolve in a manner that will warrant only

Letter to shareholders (unaudited)	Wells Fargo Heritage Money Market Fund	3

gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.”

Short-term U.S. Treasury yields rose during the period: 1-month Treasury bills (T-bills) rose 0.21% to end January 2016 at a yield of 0.22%, 6-month T-bills rose 0.38% to end the period with a yield of 0.43%, and 1-year Treasury securities rose 0.31% to finish with a yield of 0.45%. Meanwhile, other short-term, high-quality yields remained under pressure due to strong demand and limited supply.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

Effective on or before October 14 , 2016 (the “Effective Date”), the Fund intends to no longer maintain a stable $1.00 net asset value (“NAV”) and will instead transact at its market-based NAV, rounded to four decimal places. As of the Effective Date, the Fund will implement the following multiple intraday price times in order to continue providing same-day settlement and intraday liquidity. We will calculate the NAV at the following times each business day:

Same-day settle (ET)	Next-day settle (ET)
9 a.m., 12 p.m., and 3 p.m.	5 p.m.*
*	Next-day settlement only; daily dividends calculated using 5 p.m. NAV.

As of the Effective Date, the Fund will also no longer support the following features:

■	National Securities Clearing Corporation (NSCC) trading
■	Same day settlement for Automated Clearing House (ACH) trading
■	Checkwriting
■	Exchanges

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Heritage Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadvisers

Wells Capital Management Incorporated

Wells Capital Management Singapore

Portfolio managers

Michael C. Bird, CFA®

Jeffrey L. Weaver, CFA®

Laurie White

Average annual total returns (%) as of January 31, 20161

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Administrator Class (SHMXX)	6-29-1995	0.03	0.01	1.24	0.34	0.34
Institutional Class (SHIXX)	3-31-2000	0.08	0.04	1.33	0.22	0.20
Select Class (WFJXX)	6-29-2007	0.15	0.11	1.39	0.18	0.13
Service Class (WHTXX)	6-30-2010	0.02	0.01	1.24	0.51	0.43

Yield summary (%) as of January 31, 20163

	Administrator Class	Institutional Class	Select Class	Service Class
7-day current yield	0.20	0.33	0.40	0.10
7-day compound yield	0.20	0.33	0.40	0.10
30-day simple yield	0.17	0.30	0.37	0.07
30-day compound yield	0.17	0.30	0.37	0.07

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Heritage Money Market Fund	5

Portfolio composition as of January 31, 2016[4]

Weighted average maturity as of January 31, 2016[5]
22 days

Weighted average life as of January 31, 2016[6]
40 days

Effective maturity distribution as of January 31, 2016[4]

[1]	Historical performance shown for Select Class shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Service Class shares prior to their inception reflects the performance of Administrator Class shares and has not been adjusted to reflect the higher expenses applicable to Service Class shares. If these expenses had been adjusted, returns would be lower.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.35% for Administrator Class, 0.20% for Institutional Class, 0.13% for Select Class, and 0.43% for Service Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 0.19%, 0.31%, 0.35%, and 0.02% for Administrator Class, Institutional Class, Select Class, and Service Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Heritage Money Market Fund	Performance highlights (unaudited)

MANAGERS’ DISCUSSION

As we entered 2015, our focus was on the strength of the U.S. economy and whether or not it was sustainable enough for the Federal Open Marketing Committee (FOMC) to raise its target federal funds rate. Fedspeak and official U.S. Federal Reserve (Fed) communications were the main influences on short-term yields and the shape of the money market curve this year. We saw the word patient removed from the FOMC statement. We then saw forward guidance replaced with data dependent in the FOMC statement. But the timing of the first rate hike kept getting pushed back throughout the year. Very low inflation coupled with hit and miss employment growth and an international crisis or two kept the Fed steady until the last meeting of 2015. But after the conclusion of its December meeting, liftoff! In addition to the FOMC raising its target rate range to 0.25% to 0.50%, the London Interbank Offered Rate (LIBOR), which had been gradually rising most of the year (only set back by disappointment over the Fed not tightening in September), took off leading up to the December rate hike. Three-month LIBOR started the year at 0.26%, ended November at 0.42%, and ended both the calendar year and reporting period at 0.61%.

In addition to the Fed, but much less impactful, Greece was also a topic for most of the year. In February 2015, there was an extension of the 2012 bailout to midyear when another extension was rejected because it was contingent on further austerity measures. Even though the majority voted against austerity, a $96 billion aid deal that imposed tougher capital controls was struck with the European Central Bank (ECB) and the International Monetary Fund. Credit markets were watchful but largely unaffected. The private sector and the banking sector, in particular, have less exposure to Greece this time around, and the ECB has established a framework to provide liquidity to its member states in an effort to avoid contagion risk. In particular, the ECB began its quantitative easing program in March 2015 by targeting purchases of 60 billion euros of public sector bonds monthly until late 2016.

Money market participants were braced for volatility following the Fed rate hike and the impact of it so close to year-end. But the market volatility that ensued was actually equity markets selling off in sympathy with overseas markets’ concerns about the state of the Chinese economy. The subsequent decline in commodities prices brought into question not only the timing but also the likelihood that inflation will return to the targeted 2% rate over the near or medium term. As a result, relatively safe assets such as U.S. Treasury obligations were in great demand, leaving liftoff a distant image in the rear-view mirror.

The supply of short-term instruments continued to be a challenge this reporting period. The Basel III Liquidity Coverage Ratio (LCR) banking regulation implemented early in 2015 requires banks to hold high-quality liquid assets to cover net cash outflows over a 30-day period. As a result, financial institutions have been more aggressive in issuing three- to six-month tenors to avoid the LCR charge. While overall supply of commercial paper increased slightly over the period (on a not-seasonally-adjusted basis), the need for very short-term paper will continue to be exacerbated as money market funds reduce their weighted-average maturities in anticipation of money fund reform implementation and further Fed tightening.

Strategic outlook

Looking forward in 2016, we have two important developments to keep an eye on. The first is whether economic growth will be strong enough to keep the Fed in play. The Fed is attempting to keep markets focused on the idea that each meeting is very much data dependent. At the conclusion of its January meeting, the FOMC kept rates unchanged in the 0.25%–0.50% range. Its statement acknowledged the recent increase in global financial volatility and said it would continue to assess the effect on the labor markets and inflation. The FOMC downgraded its view of economic growth prospects by stating that growth slowed late last year compared with the previous FOMC statement, which said that the economy was expanding at a moderate pace. The FOMC continues to hang its hat on the improving labor market and its expectation that inflation will rise to 2% in the medium term as the transitory effects of lower energy prices fade.

The second development is the implementation of the U.S. Securities and Exchange Commission’s regulatory reform in October 2016, which will require, among other things, institutional prime and municipal money market funds to convert to a floating net asset value as well as all nongovernment money market funds to be prepared to implement liquidity fees and redemption gates. As a result, it is possible the industry will experience a rotation of money out of the prime sector and into the government sector in the face of these reforms. There has been a lot of speculation about the size of this shift, but one thing for sure is that this year will finally provide clarity. In the meantime, we remain focused on preservation of principal and liquidity, which means our investment philosophy and strategy is unchanged and should permit us to handle any contingency arising this year.

Fund expenses (unaudited)	Wells Fargo Heritage Money Market Fund	7

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2015 to January 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2015	Ending account value 1-31-2016	Expenses paid during the period¹	Net annualized expense ratio
Administrator Class
Actual	$1,000.00	$1,000.23	$1.41	0.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	$1.43	0.28%
Institutional Class
Actual	$1,000.00	$1,000.65	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Select Class
Actual	$1,000.00	$1,001.00	$0.66	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.66	0.13%
Service Class
Actual	$1,000.00	$1,000.11	$1.55	0.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.65	$1.57	0.31%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8	Wells Fargo Heritage Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 0.77%
FHLB (z)	0.39%	2-5-2016	$360,000,000	$359,984,400

Total Agency Securities (Cost $359,984,400)				359,984,400

Certificates of Deposit: 35.79%
Agricultural Bank of China ±	0.66	9-2-2016	152,000,000	152,000,000
Australia & New Zealand Banking Group	0.36	2-3-2016	416,000,000	416,000,000
Australia & New Zealand Banking Group	0.38	2-1-2016	411,000,000	411,000,000
Bank of Montreal ±	0.63	4-26-2016	170,000,000	170,000,000
Bank of Montreal ±	0.81	7-19-2016	117,000,000	117,000,000
Bank of Montreal ±	0.84	4-15-2016	121,000,000	121,023,015
Bank of New York ##	0.27	2-1-2016	255,000,000	255,000,000
Bank of Nova Scotia ±	0.77	7-6-2016	186,000,000	186,000,000
Citibank (New York)	0.51	4-11-2016	45,000,000	45,000,000
Citibank (New York)	0.58	4-20-2016	25,000,000	24,999,993
Cooperatieve Centrale ±	0.67	7-12-2016	63,000,000	63,010,068
Credit Agricole SA	0.29	2-1-2016	1,188,000,000	1,188,000,000
Credit Suisse (New York) ±	0.64	2-1-2016	30,000,000	30,000,000
Dexia Credit Local SA (New York) ±	0.60	5-11-2016	175,000,000	175,000,000
Dexia Credit Local SA (New York) ±	0.61	4-18-2016	150,000,000	150,000,000
Dexia Credit Local SA (New York) ±	0.74	6-21-2016	156,000,000	156,000,000
DG Bank (New York)	0.41	2-8-2016	137,000,000	137,000,000
DG Bank (New York)	0.52	3-8-2016	243,000,000	243,000,000
DG Bank (New York)	0.52	3-14-2016	193,000,000	193,000,000
DG Bank (New York)	0.60	4-22-2016	73,000,000	73,000,000
HSBC Bank plc	0.29	2-1-2016	1,210,000,000	1,210,000,000
HSBC Bank plc ±	0.58	2-9-2016	109,000,000	109,000,000
HSBC Bank plc ±	0.73	8-1-2016	166,000,000	166,000,000
HSBC Bank plc ±	0.74	7-5-2016	110,000,000	110,000,000
KBC Bank	0.28	2-1-2016	1,107,000,000	1,107,000,000
Lloyds Bank plc ±	0.80	7-7-2016	193,000,000	193,000,000
Mitsubishi Trust & Bank (z)	0.71	4-8-2016	189,000,000	188,750,680
Mitsubishi UFJ Trust & Banking Corporation	0.31	2-3-2016	175,000,000	175,000,000
Mizuho Bank Limited	0.52	3-3-2016	163,000,000	163,000,000
Mizuho Corporate Bank (z)	0.68	4-29-2016	145,000,000	144,755,845
Mizuho Corporate Bank (z)	0.69	4-27-2016	135,000,000	134,777,858
Mizuho Corporate Bank (z)	0.70	3-16-2016	238,000,000	237,796,718
National Bank of Kuwait	0.29	2-1-2016	435,000,000	435,000,000
Natixis (Cayman Islands)	0.26	2-1-2016	195,350,000	195,350,000
NBAD Americas NV	0.30	2-1-2016	738,000,000	738,000,000
Nordea Bank AB	0.27	2-1-2016	819,000,000	819,000,000
Nordea Bank AB ±	0.59	5-13-2016	142,000,000	142,000,000
Norinchukin Bank	0.30	2-2-2016	170,000,000	170,000,000
Oversea-Chinese Banking Corporation	0.60	4-20-2016	100,000,000	100,000,000
Royal Bank of Canada ±	0.60	3-18-2016	83,000,000	83,000,000
Skandinaviska Enskilda Banken AG	0.27	2-1-2016	829,000,000	829,000,000
Standard Chartered Bank ±	0.61	2-8-2016	142,000,000	142,000,000
Standard Chartered Bank ±	0.61	2-16-2016	147,000,000	147,000,000
Standard Chartered Bank ±	0.62	3-11-2016	105,000,000	105,000,000
Standard Chartered Bank ±	0.63	2-29-2016	180,000,000	180,000,000
Standard Chartered Bank	0.71	5-5-2016	170,000,000	170,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016	Wells Fargo Heritage Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
Standard Chartered Bank ±	0.81%	7-12-2016	$171,000,000	$171,000,000
State Street Bank & Trust Company ±	0.59	2-11-2016	165,000,000	165,000,000
State Street Bank & Trust Company ±	0.59	3-9-2016	132,000,000	132,000,000
State Street Bank & Trust Company ±	0.60	3-24-2016	237,000,000	237,000,000
State Street Bank & Trust Company ±	0.64	4-11-2016	125,000,000	125,000,000
Sumitomo Mitsui Banking Corporation	0.42	2-17-2016	199,000,000	199,000,000
Sumitomo Mitsui Banking Corporation	0.67	4-6-2016	209,000,000	209,000,000
Sumitomo Mitsui Banking Corporation	0.70	3-22-2016	148,000,000	148,000,000
Sumitomo Trust & Banking Corporation	0.41	2-19-2016	162,000,000	162,000,000
Sumitomo Trust & Banking Corporation	0.42	2-1-2016	180,500,000	180,500,000
Sumitomo Trust & Banking Corporation	0.54	3-7-2016	37,000,000	37,000,707
Sumitomo Trust & Banking Corporation	0.65	3-14-2016	135,000,000	135,000,000
Sumitomo Trust & Banking Corporation	0.68	4-4-2016	315,000,000	315,000,000
Sumitomo Trust & Banking Corporation	0.68	4-7-2016	187,000,000	187,000,000
Sumitomo Trust & Banking Corporation	0.70	3-29-2016	144,000,000	144,000,000
Swedbank	0.27	2-1-2016	832,000,000	832,000,000
Toronto-Dominion Bank ±	0.54	4-1-2016	172,000,000	172,000,000
Toronto-Dominion Bank ±	0.60	5-25-2016	184,000,000	184,000,000
Toronto-Dominion Bank ±	0.61	6-2-2016	114,000,000	114,000,000
Toronto-Dominion Bank ±	0.65	4-15-2016	227,000,000	227,000,000
Toronto-Dominion Bank ±	0.74	7-5-2016	110,000,000	110,000,000

Total Certificates of Deposit (Cost $16,685,964,884)				16,685,964,884

Commercial Paper: 49.06%

Asset-Backed Commercial Paper: 24.38%
Albion Capital Corporation 144A(z)	0.47	2-22-2016	20,000,000	19,994,517
Albion Capital Corporation 144A(z)	0.50	2-26-2016	65,119,000	65,096,389
Anglesea Funding LLC 144A±	0.56	4-6-2016	100,000,000	100,000,000
Anglesea Funding LLC 144A(z)	0.42	2-2-2016	187,000,000	186,997,818
Anglesea Funding LLC 144A(z)	0.47	2-1-2016	15,000,000	15,000,000
Anglesea Funding LLC 144A±	0.55	3-14-2016	75,000,000	75,000,000
Anglesea Funding LLC 144A±	0.55	4-18-2016	110,000,000	110,000,000
Anglesea Funding LLC 144A±	0.56	4-6-2016	50,000,000	50,000,000
Anglesea Funding LLC 144A±	0.56	4-28-2016	50,000,000	50,000,000
Anglesea Funding LLC 144A±	0.56	3-8-2016	240,000,000	240,000,000
Anglesea Funding LLC 144A±	0.58	7-15-2016	70,000,000	70,000,000
Antalis SA 144A(z)	0.42	2-4-2016	86,000,000	85,996,990
Antalis SA 144A(z)	0.50	3-3-2016	78,000,000	77,966,417
Atlantic Asset Securitization Corporation 144A(z)	0.35	2-1-2016	124,000,000	124,000,000
Atlantic Asset Securitization Corporation 144A±	0.51	4-12-2016	144,000,000	143,999,671
Atlantic Asset Securitization Corporation 144A±	0.52	4-15-2016	128,000,000	127,999,926
Atlantic Asset Securitization Corporation 144A±	0.52	4-27-2016	139,000,000	138,999,977
Bedford Row Funding Corporation 144A±%%	0.01	8-1-2016	114,000,000	113,994,300
Bedford Row Funding Corporation 144A±	0.38	2-1-2016	95,000,000	95,000,000
Bedford Row Funding Corporation 144A±	0.62	2-16-2016	98,000,000	97,999,709
Bedford Row Funding Corporation 144A±	0.62	4-14-2016	155,000,000	155,000,000
Bedford Row Funding Corporation 144A±	0.63	4-4-2016	94,000,000	94,000,000
Bedford Row Funding Corporation 144A±	0.78	7-7-2016	54,000,000	54,000,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Heritage Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Bedford Row Funding Corporation 144A±	0.78%	7-11-2016	$112,000,000	$112,000,000
Bennington Stark Capital Company LLC 144A±	0.49	5-13-2016	95,000,000	94,995,918
Bennington Stark Capital Company LLC 144A(z)	0.50	3-1-2016	101,000,000	100,959,319
Bennington Stark Capital Company LLC 144A(z)	0.70	3-14-2016	162,000,000	161,867,700
Chesham Finance Limited 144A(z)	0.40	2-1-2016	127,000,000	127,000,000
Collateralized Commercial Paper Company LLC 144A±	0.69	4-22-2016	174,000,000	174,000,000
Collateralized Commercial Paper Company LLC ±	0.69	4-22-2016	144,000,000	144,000,000
Collateralized Commercial Paper Company LLC 144A±	0.72	6-8-2016	160,000,000	160,000,000
Concord Minutemen Capital Company 144A(z)	0.44	2-2-2016	51,000,000	50,999,377
Concord Minutemen Capital Company 144A(z)	0.44	2-3-2016	270,000,000	269,993,400
Concord Minutemen Capital Company 144A(z)	0.44	2-4-2016	74,000,000	73,997,287
Crown Point Capital Company LLC 144A±	0.58	8-22-2016	72,000,000	72,000,000
Crown Point Capital Company LLC 144A±	0.63	10-25-2016	187,000,000	187,000,000
Gotham Funding Corporation 144A(z)	0.48	2-10-2016	24,620,000	24,617,046
Gotham Funding Corporation 144A(z)	0.48	2-12-2016	78,000,000	77,988,560
Gotham Funding Corporation 144A(z)	0.49	2-17-2016	21,000,000	20,995,427
Gotham Funding Corporation 144A(z)	0.49	2-24-2016	130,972,000	130,930,999
Gotham Funding Corporation 144A(z)	0.49	2-25-2016	115,000,000	114,962,433
Gotham Funding Corporation 144A(z)	0.49	2-29-2016	39,586,000	39,570,913
Halkin Finance LLC 144A(z)	0.44	2-2-2016	65,000,000	64,999,206
Halkin Finance LLC 144A(z)	0.44	2-3-2016	115,000,000	114,997,189
Institutional Secured Funding LLC 144A(z)	0.45	2-1-2016	170,000,000	170,000,000
Institutional Secured Funding LLC 144A(z)	0.59	2-5-2016	40,000,000	39,997,378
Institutional Secured Funding LLC 144A(z)	0.59	2-16-2016	50,000,000	49,987,708
Institutional Secured Funding LLC 144A(z)	0.64	3-3-2016	345,000,000	344,809,866
Kells Funding LLC 144A(z)	0.43	2-19-2016	72,000,000	71,984,520
Kells Funding LLC 144A±	0.58	2-22-2016	110,000,000	109,998,795
Kells Funding LLC 144A±	0.58	2-25-2016	123,000,000	122,999,184
Legacy Capital Company 144A(z)	0.67	4-25-2016	79,103,000	78,979,336
Lexington Parker Capital Company LLC 144A(z)	0.44	2-2-2016	51,000,000	50,999,377
Lexington Parker Capital Company LLC 144A(z)	0.44	2-3-2016	115,000,000	114,997,189
Lexington Parker Capital Company LLC 144A(z)	0.44	2-4-2016	48,000,000	47,998,240
Lexington Parker Capital Company LLC 144A(z)	0.44	2-8-2016	110,000,000	109,990,589
Liberty Funding LLC 144A(z)	0.60	2-17-2016	55,000,000	54,985,333
LMA Americas LLC 144A(z)	0.37	2-1-2016	93,500,000	93,500,000
LMA Americas LLC 144A(z)	0.40	2-2-2016	75,000,000	74,999,167
LMA Americas LLC 144A(z)	0.42	2-5-2016	39,750,000	39,748,145
LMA Americas LLC 144A(z)	0.48	2-26-2016	13,015,000	13,010,662
LMA Americas LLC 144A(z)	0.50	3-2-2016	70,400,000	70,370,667
LMA Americas LLC 144A(z)	0.50	3-4-2016	69,000,000	68,969,333
LMA Americas LLC 144A(z)	0.63	4-4-2016	111,800,000	111,676,741
LMA Americas LLC 144A(z)	0.70	5-2-2016	208,000,000	207,631,955
Manhattan Asset Funding Company LLC 144A(z)	0.50	2-26-2016	13,085,000	13,080,457
Manhattan Asset Funding Company LLC 144A(z)	0.50	2-29-2016	132,000,000	131,948,667
Manhattan Asset Funding Company LLC 144A(z)	0.50	3-1-2016	46,867,000	46,848,123
Manhattan Asset Funding Company LLC 144A(z)	0.55	2-3-2016	54,000,000	53,998,350
Manhattan Asset Funding Company LLC 144A(z)	0.55	2-4-2016	48,136,000	48,133,794
Manhattan Asset Funding Company LLC 144A(z)	0.55	2-5-2016	34,000,000	33,997,922
Manhattan Asset Funding Company LLC 144A(z)	0.55	2-8-2016	32,000,000	31,996,578

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016	Wells Fargo Heritage Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Manhattan Asset Funding Company LLC 144A(z)	0.55%	2-17-2016	$142,000,000	$141,965,289
Manhattan Asset Funding Company LLC 144A(z)	0.55	3-11-2016	98,000,000	97,941,608
Manhattan Asset Funding Company LLC 144A(z)	0.55	3-15-2016	81,927,000	81,873,178
Matchpoint Finance plc 144A(z)	0.40	2-3-2016	91,000,000	90,997,978
Matchpoint Finance plc 144A(z)	0.65	3-1-2016	100,000,000	99,947,639
Mizuho Corporate Bank (z)	0.70	4-5-2016	168,000,000	167,791,290
Mizuho Corporate Bank (z)	0.70	4-7-2016	130,000,000	129,833,435
Mountcliff Funding LLC 144A(z)	0.40	2-1-2016	150,000,000	150,000,000
Mountcliff Funding LLC 144A±	0.63	3-24-2016	137,000,000	137,000,000
Nieuw Amsterdam Receivable 144A(z)	0.70	3-17-2016	190,000,000	189,833,750
Old Line Funding LLC 144A(z)	0.56	3-8-2016	36,000,000	35,979,840
Old Line Funding LLC 144A(z)	0.65	3-16-2016	83,000,000	82,934,061
Regency Markets No.1 LLC 144A(z)	0.43	2-5-2016	69,412,000	69,408,684
Regency Markets No.1 LLC 144A(z)	0.43	2-24-2016	75,000,000	74,979,396
Regency Markets No.1 LLC 144A(z)	0.43	2-16-2016	293,000,000	292,947,504
Regency Markets No.1 LLC 144A(z)	0.43	2-22-2016	50,000,000	49,987,458
Regency Markets No.1 LLC 144A(z)	0.43	2-25-2016	91,000,000	90,973,913
Regency Markets No.1 LLC 144A(z)	0.43	2-29-2016	161,000,000	160,946,154
Ridgefield Funding Company LLC 144A(z)	0.47	2-4-2016	133,000,000	132,994,791
Ridgefield Funding Company LLC 144A±	0.56	6-30-2016	169,000,000	169,000,000
Ridgefield Funding Company LLC 144A±	0.63	7-7-2016	172,000,000	172,000,000
Ridgefield Funding Company LLC 144A(z)	0.70	3-17-2016	65,000,000	64,943,125
Ridgefield Funding Company LLC 144A±	0.77	7-7-2016	155,000,000	155,000,000
Starbird Funding Corporation 144A(z)	0.46	2-19-2016	10,000,000	9,997,600
Starbird Funding Corporation 144A(z)	0.55	3-7-2016	71,000,000	70,962,035
Starbird Funding Corporation 144A(z)	0.60	3-11-2016	85,000,000	84,944,750
Starbird Funding Corporation 144A(z)	0.63	5-2-2016	100,000,000	99,840,750
Starbird Funding Corporation 144A(z)	0.63	5-3-2016	10,000,000	9,983,900
Thunder Bay Funding LLC 144A(z)	0.56	3-8-2016	36,000,000	35,979,840
Versailles Commercial Paper LLC 144A±	0.50	3-11-2016	125,000,000	125,000,000
Versailles Commercial Paper LLC 144A±	0.50	4-8-2016	61,000,000	61,000,000
Versailles Commercial Paper LLC 144A±	0.51	4-29-2016	40,000,000	40,000,000
Versailles Commercial Paper LLC 144A(z)	0.56	3-31-2016	53,350,000	53,301,037
Victory Receivables 144A(z)	0.35	2-1-2016	55,000,000	55,000,000
Victory Receivables 144A(z)	0.48	2-11-2016	61,556,000	61,547,792
Victory Receivables 144A(z)	0.48	2-12-2016	153,000,000	152,977,560
Victory Receivables 144A(z)	0.48	2-18-2016	29,853,000	29,846,233
Victory Receivables 144A(z)	0.48	2-16-2016	81,966,000	81,949,470
Victory Receivables 144A(z)	0.49	2-17-2016	25,000,000	24,994,556
Victory Receivables 144A(z)	0.49	2-24-2016	51,900,000	51,883,752
Victory Receivables 144A(z)	0.49	2-25-2016	27,000,000	26,991,180
Victory Receivables 144A(z)	0.49	2-29-2016	86,000,000	85,967,225
Victory Receivables 144A(z)	0.50	2-3-2016	87,000,000	86,997,583
Victory Receivables 144A(z)	0.50	2-19-2016	46,850,000	46,838,287
Victory Receivables 144A(z)	0.50	2-22-2016	128,716,000	128,678,458
Victory Receivables 144A(z)	0.50	3-1-2016	55,534,000	55,511,632
Working Capital Management Company 144A(z)	0.42	2-5-2016	31,000,000	30,998,553

				11,367,029,850

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Heritage Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper: 18.39%
ASB Finance Limited 144A±	0.64%	5-27-2016	$72,000,000	$72,000,000
Australia & New Zealand Banking Group 144A±	0.64	5-23-2016	198,000,000	198,000,000
Australia & New Zealand Banking Group 144A±	0.76	4-18-2016	158,000,000	158,016,514
Banco de Credito e Inversiones 144A(z)	0.80	4-1-2016	110,000,000	109,853,333
Banco de Credito e Inversiones 144A(z)	0.80	4-6-2016	21,100,000	21,069,522
Banco de Credito e Inversiones 144A(z)	0.80	4-27-2016	102,000,000	101,805,067
Bank of Nova Scotia 144A±	0.64	4-1-2016	166,000,000	166,000,000
BPCE SA 144A(z)	0.60	3-31-2016	105,000,000	104,896,750
Caisse Centrale Desjardins du Quebec 144A(z)	0.42	2-4-2016	64,000,000	63,997,760
Caisse Centrale Desjardins du Quebec 144A±	0.60	4-22-2016	175,000,000	175,000,000
Commonwealth Bank of Australia 144A±	0.61	6-2-2016	106,000,000	106,000,000
Commonwealth Bank of Australia 144A±	0.53	2-25-2016	118,000,000	117,999,271
Commonwealth Bank of Australia 144A±	0.61	4-5-2016	124,000,000	124,000,000
Cooperatieve Centrale (z)	0.41	2-5-2016	191,000,000	190,991,299
CPPIB Capital Incorporated 144A(z)	0.55	2-17-2016	116,000,000	115,971,644
CPPIB Capital Incorporated 144A(z)	0.55	2-18-2016	120,000,000	119,968,833
CPPIB Capital Incorporated 144A(z)	0.55	3-8-2016	112,000,000	111,938,400
CPPIB Capital Incorporated 144A±	0.70	6-10-2016	149,000,000	149,000,000
CPPIB Capital Incorporated 144A±	0.71	6-15-2016	160,000,000	160,000,000
CPPIB Capital Incorporated 144A±	0.72	7-8-2016	150,000,000	150,000,000
Credit Suisse (New York) (z)	0.82	6-13-2016	149,000,000	148,548,613
DBS Bank Limited 144A(z)	0.40	2-4-2016	25,000,000	24,999,167
DBS Bank Limited 144A(z)	0.45	3-18-2016	199,000,000	198,885,575
HSBC Bank plc 144A±	0.57	2-8-2016	190,000,000	190,000,000
Macquarie Bank Limited 144A(z)	0.43	2-18-2016	192,000,000	191,961,013
Macquarie Bank Limited 144A(z)	0.50	3-1-2016	186,000,000	185,925,083
Macquarie Bank Limited 144A(z)	0.50	3-3-2016	186,000,000	185,919,917
Macquarie Bank Limited 144A(z)	0.60	3-4-2016	74,000,000	73,960,533
Macquarie Bank Limited 144A(z)	0.70	3-18-2016	184,000,000	183,835,422
NV Bank Nederlandse Gemeenten 144A(z)	0.48	3-4-2016	5,000,000	4,997,867
NV Bank Nederlandse Gemeenten 144A±	0.59	5-6-2016	150,000,000	150,000,000
NV Bank Nederlandse Gemeenten 144A±	0.60	3-29-2016	126,000,000	126,000,000
National Australia Bank Limited 144A(z)	0.65	3-18-2016	194,000,000	193,838,873
National Australia Bank Limited 144A±	0.76	6-17-2016	108,000,000	108,000,000
Nationwide Building Society 144A(z)	0.40	2-8-2016	33,500,000	33,497,394
Nationwide Building Society 144A(z)	0.47	2-29-2016	175,000,000	174,936,028
Nationwide Building Society 144A(z)	0.52	3-7-2016	120,000,000	119,939,333
Nationwide Building Society 144A(z)	0.55	3-8-2016	90,000,000	89,950,500
Nationwide Building Society 144A(z)	0.57	3-9-2016	100,000,000	99,941,417
Natixis Capital Markets Incorporated (z)	0.40	2-1-2016	141,129,000	141,129,000
Nederlandse Waterschapsbank 144A(z)	0.58	4-20-2016	146,000,000	145,814,174
Nederlandse Waterschapsbank 144A±	0.59	2-26-2016	192,000,000	191,999,643
Nederlandse Waterschapsbank 144A±	0.60	3-21-2016	146,000,000	146,000,000
Nederlandse Waterschapsbank 144A±	0.60	3-18-2016	145,000,000	145,000,000
NRW Bank 144A(z)	0.42	2-9-2016	365,000,000	364,966,338
Ontario Teachers Finance Trust 144A(z)	0.43	2-4-2016	76,000,000	75,997,277
Ontario Teachers Finance Trust 144A(z)	0.50	3-7-2016	54,000,000	53,973,750
Ontario Teachers Finance Trust 144A(z)	0.66	3-21-2016	71,000,000	70,936,218
Ontario Teachers Finance Trust 144A(z)	0.68	4-5-2016	33,000,000	32,960,107
Ontario Teachers Finance Trust 144A(z)	0.69	5-2-2016	76,000,000	75,867,443
Ontario Teachers Finance Trust 144A(z)	0.70	5-11-2016	25,000,000	24,951,389

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016	Wells Fargo Heritage Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
Ontario Teachers Finance Trust 144A(z)	0.70%	5-6-2016	$67,000,000	$66,876,236
Ontario Teachers Finance Trust 144A(z)	0.70	5-27-2016	75,000,000	74,830,833
Ontario Teachers Finance Trust 144A(z)	0.72	5-13-2016	83,000,000	82,830,680
Ontario Teachers Finance Trust 144A(z)	0.72	6-2-2016	124,000,000	123,697,440
PSP Capital Incorporated 144A(z)	0.57	4-29-2016	53,000,000	52,926,153
Rabobank Nederland ±	0.74	7-11-2016	148,000,000	148,000,000
Shagang South Asia (z)	0.85	2-9-2016	35,000,000	34,993,389
Shagang South Asia (z)	0.85	2-12-2016	64,000,000	63,983,378
Sumitomo Mitsui Banking Corporation 144A(z)	0.65	3-16-2016	226,000,000	225,820,456
Sumitomo Mitsui Banking Corporation 144A(z)	0.70	3-21-2016	202,000,000	201,807,539
Suncorp Group Limited 144A(z)	0.45	3-15-2016	20,000,000	19,989,250
Suncorp Group Limited 144A(z)	0.45	3-16-2016	27,000,000	26,985,150
Suncorp Group Limited 144A(z)	0.50	3-3-2016	34,000,000	33,985,361
Suncorp Group Limited 144A(z)	0.74	5-26-2016	36,000,000	35,914,708
Suncorp Group Limited 144A(z)	0.75	5-9-2016	67,200,000	67,062,800
Suncorp Group Limited 144A(z)	0.75	5-31-2016	20,000,000	19,950,000
TCL Industries Holding (z)	0.85	2-8-2016	150,000,000	149,975,208
United Overseas Bank Limited 144A(z)	0.58	4-26-2016	95,000,000	94,869,903
United Overseas Bank Limited 144A(z)	0.70	4-1-2016	100,000,000	99,883,333
Westpac Banking Corporation 144A±	0.54	2-18-2016	128,000,000	128,000,000
Westpac Banking Corporation 144A±	0.60	5-16-2016	181,000,000	181,000,000
Westpac Banking Corporation 144A±	0.60	6-13-2016	173,000,000	173,000,000

				8,577,622,284

Other Commercial Paper: 6.29%
Caisse Des Depots et Consignations 144A(z)	0.40	2-1-2016	67,000,000	67,000,000
Caisse Des Depots et Consignations 144A(z)	0.58	5-16-2016	187,000,000	186,683,658
China International Marine Containers Company Limited (z)	0.80	2-3-2016	141,000,000	140,993,733
China Power International Development (z)	0.85	2-4-2016	48,000,000	47,996,600
China Power International Development (z)	0.85	2-12-2016	60,000,000	59,984,417
China Shipping Container Lines (z)	0.80	2-5-2016	70,000,000	69,993,778
China Shipping Container Lines (z)	0.83	2-2-2016	175,000,000	174,995,977
China Shipping Container Lines (z)	0.85	2-3-2016	77,000,000	76,996,364
China Shipping Container Lines (z)	0.85	2-8-2016	114,000,000	113,981,159
China Shipping Container Lines (z)	0.85	2-12-2016	40,000,000	39,989,611
CNPC Finance 144A(z)	0.63	2-2-2016	13,000,000	12,999,772
COFCO Capital Corporation (z)	0.40	2-4-2016	45,000,000	44,998,500
COFCO Capital Corporation (z)	0.80	2-2-2016	71,000,000	70,998,422
Erste Abwicklungsanstalt 144A(z)	0.32	2-26-2016	20,000,000	19,995,556
Erste Abwicklungsanstalt 144A(z)	0.32	2-24-2016	71,000,000	70,985,484
Erste Abwicklungsanstalt 144A±	0.58	2-9-2016	65,000,000	65,000,000
Erste Abwicklungsanstalt 144A±	0.58	4-13-2016	143,000,000	143,000,000
Erste Abwicklungsanstalt 144A±	0.59	4-19-2016	43,000,000	43,000,000
Erste Abwicklungsanstalt 144A±	0.59	3-1-2016	65,000,000	65,000,000
Mitsui & Company Incorporated (z)	0.35	2-1-2016	87,000,000	87,000,000
Sinochem Capital Company Limited (z)	0.64	4-14-2016	157,000,000	156,796,249
Sinochem Capital Company Limited (z)	0.64	4-19-2016	80,000,000	79,889,067

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Heritage Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Other Commercial Paper (continued)
Sinochem Capital Company Limited (z)	0.82%	2-2-2016	$211,000,000	$210,995,168
Sinopec Century Bright 144A(z)	0.70	2-1-2016	109,000,000	109,000,000
Sinopec Century Bright 144A(z)	0.70	2-16-2016	215,000,000	214,937,292
Sinopec Century Bright 144A(z)	0.70	2-17-2016	113,000,000	112,964,844
Sinopec Century Bright 144A(z)	0.70	2-19-2016	119,000,000	118,958,350
Toyota Credit Canada Incorporated (z)	0.58	3-23-2016	160,000,000	159,868,533
Toyota Motor Credit Corporation ±	0.60	2-18-2016	167,000,000	167,000,000

				2,932,002,534

Total Commercial Paper (Cost $22,876,654,668)				22,876,654,668

Municipal Obligations: 3.03%

California: 0.01%

Variable Rate Demand Note ø: 0.01%
San Francisco CA City & County Certificate of Participation Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.48	11-1-2041	6,000,000	6,000,000

Colorado: 0.34%

Variable Rate Demand Notes ø: 0.34%
Avon CO Traer Creek Metropolitan District Refunding Series 2014 (GO Revenue, BNP Paribas LOC)	0.42	10-1-2030	19,163,000	19,163,000
Colorado HFA Class II Series A-2 (Housing Revenue, FHLB SPA)	0.40	10-1-2033	6,320,000	6,320,000
Colorado HFA MFHR Class I Bonds 2006 Series A-1 (Housing Revenue, FHLB LIQ)	0.39	10-1-2036	12,310,000	12,310,000
Colorado HFA MFHR Class I Series A-1 (Housing Revenue, FHLB SPA)	0.40	10-1-2033	14,345,000	14,345,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.39	5-1-2052	107,470,000	107,470,000

				159,608,000

Georgia: 0.31%

Other Municipal Debt: 0.07%
Georgia Municipal Electric Authority Series TX-B (Utilities Revenue)	0.50	2-4-2016	18,000,000	18,000,000
Georgia Municipal Electric Authority Series TX-B (Utilities Revenue)	0.50	3-1-2016	12,432,000	12,432,000

				30,432,000

Variable Rate Demand Notes ø: 0.24%
JP Morgan Chase PUTTER/DRIVER Trust Series (Miscellaneous Revenue, Societe Generale LOC, National/FGIC Insured, Societe Generale LIQ) 144A	0.45	1-1-2035	33,650,000	33,650,000
Macon-Bibb County GA Industrial Authority Development Kumho Tire Georgia Incorporated Series A (Industrial Development Revenue, Korea Development Bank LOC)	0.53	12-1-2022	80,000,000	80,000,000

				113,650,000

Illinois: 0.11%

Variable Rate Demand Note ø: 0.11%
JPMorgan Chase PUTTER/DRIVER Trust Series (GO Revenue, Societe Generale LIQ) 144A	0.45	6-1-2033	51,835,000	51,835,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016	Wells Fargo Heritage Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Louisiana: 0.04%

Variable Rate Demand Note ø: 0.04%
East Baton Rouge Parish LA Sewerage Commission Revenue Series B005 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.48%	2-1-2045	$16,280,000	$16,280,000

Maine: 0.26%

Variable Rate Demand Notes ø: 0.26%
Maine Housing Authority Series D (Housing Revenue, Royal Bank of Canada SPA)	0.38	11-15-2039	55,000,000	55,000,000
Maine Housing Authority Series F (Housing Revenue, Citibank NA LIQ)	0.40	11-15-2032	39,585,000	39,585,000
Portland ME Pension Bonds (GO Revenue, Sumitomo Mitsui Banking SPA)	0.42	6-1-2026	28,675,000	28,675,000

				123,260,000

Minnesota: 0.05%

Variable Rate Demand Note ø: 0.05%
NorthStar Student Loan Trust II (Education Revenue, Royal Bank of Canada LOC)	0.40	10-1-2042	25,308,000	25,308,000

New Jersey: 0.82%

Variable Rate Demand Notes ø: 0.82%
New Jersey Housing & Mortgage Finance Agency Series G (Housing Revenue, Bank of America NA LOC)	0.40	11-1-2039	5,100,000	5,100,000
RBC Municipal Products Incorporated Taxable-Floater Certificates Series E60 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.43	6-28-2016	378,060,000	378,060,000

				383,160,000

New York: 0.56%

Variable Rate Demand Notes ø: 0.56%
New York Dormitory Authority Secondary Issues Floater Series B-4 (Tax Revenue, Morgan Stanley Bank LIQ) 144A	0.48	3-15-2040	16,000,000	16,000,000
New York HFA 605 West 42 Street Series B (Housing Revenue, Bank of China LOC)	0.65	5-1-2048	216,550,000	216,550,000
RBC Municipal Products Incorporated Trust Series E-51 for Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A(i)	0.63	7-1-2017	30,000,000	30,000,000

				262,550,000

North Carolina: 0.02%

Variable Rate Demand Note ø: 0.02%
Roanoke Rapids NC Music & Entertainment District Project (Tax Revenue, Bank of America NA LOC)	0.41	7-1-2027	6,930,000	6,930,000

Ohio: 0.04%

Variable Rate Demand Note ø: 0.04%
Ohio Water Development Authority Water Development Notes (Water & Sewer Revenue)	0.43	5-1-2038	20,000,000	20,000,000

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Heritage Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania: 0.12%

Variable Rate Demand Note ø: 0.12%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A(i)	0.63%	7-1-2017	$55,000,000	$55,000,000

South Carolina: 0.11%

Other Municipal Debt: 0.11%
South Carolina Public Service Authority Series DD (Utilities Revenue)	0.42	2-18-2016	13,200,000	13,199,626
South Carolina Public Service Authority Series EE (Utilities Revenue)	0.46	2-24-2016	36,678,000	36,678,000

				49,877,626

Tennessee: 0.13%

Variable Rate Demand Note ø: 0.13%
Montgomery County TN Industrial Development Bonds Hankook Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC)	0.48	12-1-2024	60,000,000	60,000,000

Washington: 0.03%

Other Municipal Debt: 0.03%
Port of Seattle WA Series D-1 (Miscellaneous Revenue, Bank of America NA LIQ)	0.50	2-4-2016	12,000,000	12,000,000

Wisconsin: 0.08%

Variable Rate Demand Notes ø: 0.08%
Wisconsin PFA Cleveland State University Housing Project LLC (Housing Revenue, Bank of America NA LOC)	0.40	1-1-2042	4,965,000	4,965,000
Wisconsin PFA Multifamily Housing Affinity Covington Project (Housing Revenue, FHLB LOC)	0.37	12-1-2047	10,000,000	10,000,000
Wisconsin PFA Multifamily Housing Affinity Wells Branch Project (Housing Revenue, FHLB LOC)	0.37	11-1-2047	21,775,000	21,775,000

				36,740,000

Total Municipal Obligations (Cost $1,412,630,626)				1,412,630,626

Other Instruments: 2.59%
DBS Bank Limited Pooled Bank Deposit Product	0.43	2-1-2016	705,000,000	705,000,000
FHLMC MFHR Series M004 Class A ±	0.25	2-15-2016	43,365,587	43,365,587
FHLMC MFHR Series M011 Class A ±	0.47	2-15-2016	1,030,000	1,030,000
Oversea-Chinese Banking Corporation Pooled Bank Deposit Product	0.38	2-1-2016	395,000,000	395,000,000
Salt River Project Agricultural Improvement & Power District Series D1 (z)	0.47	2-16-2016	41,000,000	40,991,971
Salt River Project Agricultural Improvement & Power District Series D1 (z)	0.47	2-17-2016	20,000,000	19,995,822

Total Other Instruments (Cost $1,205,383,380)				1,205,383,380

Other Notes: 2.18%

Corporate Bonds and Notes: 2.18%
Ballenisles Country Club Notes ±§	0.83	4-2-2016	13,505,000	13,505,000
Hartford Healthcare Corporation ±§	0.42	2-19-2016	50,000,000	50,000,000
Jets Stadium Development Bonds 144A±§	0.39	4-4-2016	35,900,000	35,900,000
Jets Stadium Finance Secured Bond 144A±§	0.39	2-19-2016	23,000,000	23,000,000
Keep Memory Alive ±§	0.38	2-25-2016	34,105,000	34,105,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016	Wells Fargo Heritage Money Market Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes (continued)
Providence Health & Services ±§	0.45%	2-19-2016	$24,190,000	$24,190,000
Racetrac Capital LLC ±	0.40	2-19-2016	14,000,000	14,000,000
SSAB AB Series A ±	0.41	3-14-2016	15,000,000	15,000,000
SSAB AB Series B ±§	0.41	3-14-2016	20,000,000	20,000,000
Studio Sixty LLC Secured ±§	0.39	2-23-2016	7,100,000	7,100,000
United Overseas Bank Limited	0.43	2-1-2016	770,000,000	770,000,000
World Wildlife Fund ±§	0.40	2-19-2016	11,305,000	11,305,000

Total Other Notes (Cost $1,018,105,000)				1,018,105,000

Repurchase Agreements ^^: 6.58%
Bank of America Corporation, dated 1-29-2016, maturity value $489,713,875 (1)	0.34	2-1-2016	489,700,000	489,700,000
Credit Agricole, dated 1-29-2016, maturity value $247,257,005 (2)	0.34	2-1-2016	247,250,000	247,250,000
Credit Agricole, dated 1-29-2016, maturity value $737,022,110 (3)	0.36	2-1-2016	737,000,000	737,000,000
Credit Suisse Securities USA, dated 1-29-2016, maturity value $43,001,433 (4)	0.40	2-1-2016	43,000,000	43,000,000
Credit Suisse Securities USA, dated 1-29-2016, maturity value $491,439,586 (5)	0.34	2-1-2016	491,425,662	491,425,662
Goldman Sachs & Company, dated 1-4-2016, maturity value $545,319,279 (6) ±§¢(i)	0.37	3-1-2016	545,000,000	545,000,000
JPMorgan Securities, dated 1-4-2016, maturity value $372,334,800 (7) ±§¢(i)	0.54	3-4-2016	372,000,000	372,000,000
JPMorgan Securities, dated 1-4-2016, maturity value $70,023,411 (8) ±§¢	0.43	2-1-2016	70,000,000	70,000,000
Societe Generale, dated 1-29-2016, maturity value $73,002,129 (9)	0.35	2-1-2016	73,000,000	73,000,000

Total Repurchase Agreements (Cost $3,068,375,662)				3,068,375,662

Total investments in securities (Cost $46,627,098,620) *	100.00%	46,627,098,620
Other assets and liabilities, net	0.00	1,345,223

Total net assets	100.00%	$46,628,443,843

(z)	Zero coupon security. The rate represents the current yield to maturity.

±	Variable rate investment. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated for when-issued securities.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

%%	The security is issued on a when-issued basis.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

(i)	Illiquid security for which the designation as illiquid is unaudited.

^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 3.50%, 11-1-2042 to 9-1-2045, fair value including accrued interest is $504,391,000.

(2)	U.S. government securities, 0.25% to 3.88%, 1-15-2017 to 2-15-2045, fair value including accrued interest is $252,195,005.

(3)	U.S. government securities, 2.00% to 6.00%, 2-15-2018 to 2-1-2046, fair value including accrued interest is $758,677,691.

(4)	U.S. government securities, 0.00% to 0.25%, 4-15-2018 to 10-15-2028, fair value including accrued interest is $43,863,063.

(5)	U.S. government securities, 1.00 to 6.25%, 9-15-2017 to 5-15-2030, fair value including accrued interest is $501,254,908.

(6)	Commercial paper, 0.00%, 2-1-2016 to 7-27-2016, fair value is $555,900,000.

(7)	Commercial paper, 0.00% to 0.39%, 2-9-2016 to 5-11-2016, fair value including accrued interest is $379,441,620.

(8)	Commercial paper, 0.00%, 2-9-2016 to 5-2-2016, fair value is $71,400,249.

(9)	U.S. government securities, 0.00% to 4.63%, 1-31-2016 to 5-15-2043, fair value including accrued interest is $74,460,000

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Heritage Money Market Fund	Statement of assets and liabilities—January 31, 2016

Assets
Investments in unaffiliated securities, at amortized cost	$46,627,098,620
Cash	33,712,622
Receivable for investments sold	325,000,000
Receivable for Fund shares sold	1,878,683
Receivable for interest	8,266,573
Prepaid expenses and other assets	740,904

Total assets	46,996,697,402

Liabilities
Dividends payable	6,063,375
Payable for investments purchased	355,335,482
Payable for Fund shares redeemed	160,316
Management fee payable	3,506,396
Administration fees payable	1,930,601
Accrued expenses and other liabilities	1,257,389

Total liabilities	368,253,559

Total net assets	$46,628,443,843

NET ASSETS CONSIST OF
Paid-in capital	$46,635,439,508
Overdistributed net investment income	(422,433)
Accumulated net realized losses on investments	(6,573,232)

Total net assets	$46,628,443,843

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Administrator Class	$258,152,442
Shares outstanding – Administrator Class[1]	258,141,468
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$8,252,613,735
Shares outstanding – Institutional Class[1]	8,252,289,862
Net asset value per share – Institutional Class	$1.00
Net assets – Select Class	$37,219,390,008
Shares outstanding – Select Class[1]	37,218,341,141
Net asset value per share – Select Class	$1.00
Net assets – Service Class	$898,287,658
Shares outstanding – Service Class[1]	898,248,764
Net asset value per share – Service Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended Jauary 31, 2016	Wells Fargo Heritage Money Market Fund	19

Investment income
Interest	$121,226,427

Expenses
Management fee	56,917,931
Administration fees
Administrator Class	330,763
Institutional Class	6,835,511
Select Class	13,070,268
Service Class	1,297,819
Shareholder servicing fees
Administrator Class	330,763
Service Class	2,673,267
Custody and accounting fees	1,818,688
Professional fees	67,226
Registration fees	84,596
Shareholder report expenses	39,578
Trustees’ fees and expenses	21,416
Other fees and expenses	420,154

Total expenses	83,907,980
Less: Fee waivers and/or expense reimbursements	(20,600,175)

Net expenses	63,307,805

Net investment income	57,918,622

Net realized gains on investments	44,104

Net increase in net assets resulting from operations	$57,962,726

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Heritage Money Market Fund	Statement of changes in net assets

	Year ended January 31, 2016		Year ended January 31, 2015

Operations
Net investment income		$57,918,622		$22,093,869
Net realized gains on investments		44,104		86,698

Net increase in net assets resulting from operations		57,962,726		22,180,567

Distributions to shareholders from
Net investment income
Administrator Class		(82,844)		(31,539)
Institutional Class		(6,964,106)		(1,004,117)
Select Class		(50,705,296)		(20,920,038)
Service Class		(166,376)		(114,510)

Total distributions to shareholders		(57,918,622)		(22,070,204)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	859,971,672	859,971,672	1,115,527,941	1,115,527,941
Institutional Class	48,495,724,190	48,495,724,190	42,982,841,538	42,982,841,538
Select Class	454,724,848,158	454,724,848,158	406,598,578,564	406,598,578,564
Service Class	25,397,956,170	25,397,956,170	20,964,135,712	20,964,135,712

		529,478,500,190		471,661,083,755

Reinvestment of distributions
Administrator Class	33,087	33,087	12,848	12,848
Institutional Class	1,709,633	1,709,633	272,065	272,065
Select Class	27,982,825	27,982,825	10,341,503	10,341,503
Service Class	19,446	19,446	11,977	11,977

		29,744,991		10,638,393

Payment for shares redeemed
Administrator Class	(914,600,653)	(914,600,653)	(1,089,411,934)	(1,089,411,934)
Institutional Class	(49,641,942,181)	(49,641,942,181)	(44,059,502,080)	(44,059,502,080)
Select Class	(452,780,915,187)	(452,780,915,187)	(401,931,398,427)	(401,931,398,427)
Service Class	(25,624,163,521)	(25,624,163,521)	(20,904,480,295)	(20,904,480,295)

		(528,961,621,542)		(467,984,792,736)

Net increase in net assets resulting from capital share transactions		546,623,639		3,686,929,412

Total increase in net assets		546,667,743		3,687,039,775

Net assets
Beginning of period		46,081,776,100		42,394,736,325

End of period		$46,628,443,843		$46,081,776,100

Overdistributed net investment income		$(422,433)		$(422,433)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Heritage Money Market Fund	21

(For a share outstanding throughout each period)

	Year ended January 31
ADMINISTRATOR CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.03%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.34%	0.34%	0.34%
Net expenses	0.25%	0.19%	0.20%	0.24%	0.24%
Net investment income	0.03%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$258,152	$312,748	$286,618	$278,541	$374,371

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Heritage Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
INSTITUTIONAL CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.08%	0.01%	0.02%	0.05%	0.05%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.22%	0.22%	0.22%
Net expenses	0.20%	0.19%	0.19%	0.20%	0.20%
Net investment income	0.08%	0.01%	0.02%	0.05%	0.05%
Supplemental data
Net assets, end of period (000s omitted)	$8,252,614	$9,397,113	$10,473,476	$7,815,293	$11,089,557

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Heritage Money Market Fund	23

(For a share outstanding throughout each period)

	Year ended January 31
SELECT CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.15%	0.07%	0.09%	0.12%	0.12%
Ratios to average net assets (annualized)
Gross expenses	0.18%	0.18%	0.18%	0.18%	0.18%
Net expenses	0.13%	0.13%	0.13%	0.13%	0.13%
Net investment income	0.16%	0.07%	0.08%	0.12%	0.12%
Supplemental data
Net assets, end of period (000s omitted)	$37,219,390	$35,247,440	$30,569,838	$27,354,255	$15,353,756

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Heritage Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
SERVICE CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.02%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.50%	0.50%	0.50%	0.51%
Net expenses	0.27%	0.19%	0.20%	0.24%	0.24%
Net investment income	0.02%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$898,288	$1,124,475	$1,064,804	$662,253	$993,333

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Heritage Money Market Fund	25

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Heritage Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

26	Wells Fargo Heritage Money Market Fund	Notes to financial statements

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2016, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $6,573,232 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Notes to financial statements	Wells Fargo Heritage Money Market Fund	27

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee of 0.10% as the Fund’s average daily net assets. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the year ended January 31, 2016 have been included in management fee on the Statement of Operations.

For the year ended January 31, 2016, the management fee was equivalent to an annual rate of 0.13% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase. Effective May 1, 2015, Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A, an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from WellsCap at an annual rate starting at 0.0025% and declining to 0.0005% as the average daily net assets of the Fund increase.

Administration fee

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Select Class	0.04
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.13% for Select Class shares, and 0.43% for Service Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the year ended January 31, 2016, Funds Management voluntarily waived additional expenses to maintain a positive yield.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents. Administrator Class and Service Class of the Fund are each charged a fee at an annual rate of 0.10% and 0.25%, respectively, of their average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

28	Wells Fargo Heritage Money Market Fund	Notes to financial statements

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $57,918,622 and $22,070,204 of ordinary income for the years ended January 31, 2016 and January 31, 2015, respectively.

As of January 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Capital loss carryforward
$5,933,666	$(6,573,232)

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated

7. MONEY MARKET FUND REFORM

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016. Effective on or before October 14, 2016, the Fund will no longer maintain a stable $1.00 net asset value (NAV) and instead will be offered as a floating, market-based NAV. At this time, management continues to evaluate the implications of these amendments and their impact to the Fund’s operations, financial statements and accompanying notes.

Report of independent registered public accounting firm	Wells Fargo Heritage Money Market Fund	29

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Heritage Money Market Fund (formerly known as Wells Fargo Advantage Heritage Money Market Fund) (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Heritage Money Market Fund as of January 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 24, 2016

30	Wells Fargo Heritage Money Market Fund	Other information (unaudited)

TAX INFORMATION

For the fiscal year ended January 31, 2016, $33,234,757 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Heritage Money Market Fund	31

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA ® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

32	Wells Fargo Heritage Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012; Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.
[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Heritage Money Market Fund	33

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

240787 03-16 A304/AR304 01-16

Annual Report

January 31, 2016

Wells Fargo Money Market Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/money-market-annual.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s website at sec.gov.

The views expressed and any forward-looking statements are as of January 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

We do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Money Market Fund for the 12-month period that ended January 31, 2016. The period was marked by preparation for the new amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission. In the markets, all eyes were on the Federal Reserve (Fed) to see when it would begin normalizing monetary policy; it voted to begin increasing the federal funds rate in December 2015.

We are preparing to implement the new money market fund regulations.

The amendments to Rule 2a-7, which governs money market funds, are scheduled to be fully implemented by October 2016. To recap, U.S. Treasury and government money market funds will continue to operate much as they do today, with stable $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime money market funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors. (We announced in May 2015 changes to our money market fund lineup, identifying which funds would be for retail investors and which would be for institutional investors.) Second, money market fund boards of directors will have discretion to impose either a liquidity fee of up to 2% on shareholder redemptions or a temporary suspension of redemptions (gate) if a fund’s weekly liquid assets fall below 30% of its total assets and the board determines that the fee or gate is in the best interest of the fund’s shareholders.

■	Retail investors will continue to transact at a stable $1.00 NAV but may be subject to liquidity fees and redemption gates as described above.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may also be subject to liquidity fees and redemption gates under special circumstances as described above. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities. Our February 2016 Product Alert featured the intraday price times we will use to continue providing same-day settlement and liquidity to our shareholders.

■	Additional requirements include increased disclosure, tighter diversification requirements, and enhanced stress-testing measures.

■	We will continue to communicate any changes to our money market funds with our shareholders. Specifically, Product Alerts can be found at our website: wellsfargofunds.com. In the brown box on the left-hand side of the page, click on “Product Information” and find them under the “Product Alerts” tab.

While there will be operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

The Fed began normalizing monetary policy.

The Fed raised the target federal funds rate to between 0.25% and 0.50%, stating that its decision “recognizes the considerable progress that has been made toward restoring jobs, raising incomes, and easing economic hardships.” However, the Fed does not have preset paths for interest-rate hikes; rather, it depends on

Letter to shareholders (unaudited)	Wells Fargo Money Market Fund	3

the economic environment. As the Fed begins to normalize monetary policy, it “expects economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.”

Short-term U.S. Treasury yields rose during the period: 1-month Treasury bills (T-bills) rose 0.21% to end January 2016 at a yield of 0.22%, 6-month T-bills rose 0.38% to end the period with a yield of 0.43%, and 1-year Treasury securities rose 0.31% to finish with a yield of 0.45%. Meanwhile, other short-term, high-quality yields remained under pressure due to strong demand and limited supply.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

Effective September 1, 2016 (the “Effective Date”), the Fund intends to begin operating as a “retail money market fund” and as such, as of this date, investments in the Fund will be limited to accounts beneficially owned by natural persons. Before the Effective Date, the Fund will take steps to cause shareholders other than natural persons that beneficially own shares of the Fund to redeem such shares.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadvisers

Wells Capital Management Incorporated

Wells Capital Management Singapore

Portfolio managers

Michael C. Bird, CFA®

Jeffrey L. Weaver, CFA®

Laurie White

Average annual total returns (%) as of January 31, 20161

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (STGXX)	7-1-1992	0.01	0.01	1.10	0.83	0.70
Class B*	7-1-1992	0.01	0.01	0.87	1.58	1.45
Class C*	6-30-2010	0.01	0.01	0.87	1.58	1.45
Daily Class	6-30-2010	0.01	0.01	1.10	1.08	1.00
Service Class (WMOXX)	6-30-2010	0.01	0.01	1.14	0.73	0.50
*	Class B and Class C shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of distributions and permitted exchanges.

Yield summary (%) as of January 31, 20163

	Class A	Class B	Class C	Daily Class	Service Class
7-day current yield	0.01	0.01	0.01	0.01	0.02
7-day compound yield	0.01	0.01	0.01	0.01	0.02
30-day simple yield	0.01	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Class A shares, Daily Class shares and Service Class shares are sold without a front-end sales charge or contingent deferred sales charge. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Money Market Fund	5

Portfolio composition as of January 31, 2016[4]

Weighted average maturity as of January 31, 2016[5]
21 days

Weighted average life as of January 31, 2016[6]
35 days

Effective maturity distribution as of January 31, 2016[4]

[1]	Historical performance shown for Class C shares prior to their inception reflects the performance of Class B shares. Class B and Class C shares have the same expenses. Historical performance shown for Daily Class shares prior to their inception reflects the performance of Class A shares, and has not been adjusted to reflect the higher expenses applicable to Daily Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for Service Class shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Class A, 1.40% for Class B, 1.40% for Class C, 1.00% for Daily Class, and 0.50% for Service Class. After this time, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.29)%, (1.03)%, (1.03)%, (0.54)%, (0.19)%, for Class A, Class B, Class C, Daily Class, and Service Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Money Market Fund	Performance highlights (unaudited)

MANAGERS’ DISCUSSION

As we entered 2015, our focus was on the strength of the U.S. economy and whether or not it was sustainable enough for the Federal Open Marketing Committee (FOMC) to raise its target federal funds rate. U.S. Federal Reserve (Fed) communications were the main influences on short-term yields and the shape of the money market curve this year. We saw the word patient removed from the FOMC statement. We then saw forward guidance replaced with data dependent in the FOMC statement. But the timing of the first rate hike kept getting pushed back throughout the year. Very low inflation coupled with hit and miss employment growth and an international crisis or two kept the Fed steady until the last meeting of 2015. But after the conclusion of its December meeting, liftoff! In addition to the FOMC raising its target rate range between 0.25% and 0.50%, the London Interbank Offered Rate (LIBOR), which had been gradually rising most of the year (only set back by disappointment over the Fed not tightening in September), took off leading up to the December rate hike. Three-month LIBOR started the year at 0.26%, ended November at 0.42%, and ended both the calendar year and reporting period at 0.61%.

In addition to the Fed, but much less impactful, Greece was also a topic for most of the year. In February 2015, there was an extension of the 2012 bailout to midyear when another extension was rejected because it was contingent on further austerity measures. Even though the majority voted against austerity, a $96 billion aid deal that imposed tougher capital controls was struck with the European Central Bank (ECB) and the International Monetary Fund. Credit markets were watchful but largely unaffected. The private sector and the banking sector, in particular, have less exposure to Greece this time around, and the ECB has established a framework to provide liquidity to its member states in an effort to avoid contagion risk. In addition, the ECB began its quantitative easing program in March 2015 by targeting purchases of 60 billion euros of public sector bonds monthly until late 2016.

Money market participants were braced for volatility following the Fed rate hike and the impact of it so close to year-end. But the market volatility that ensued was actually equity markets selling off in sympathy with overseas markets’ concerns about the state of the Chinese economy. The subsequent decline in commodities prices brought into question not only the timing but also the likelihood that inflation will return to the targeted 2% rate over the near or medium term. As a result, relatively safe assets such as U.S. Treasury obligations were in great demand, leaving liftoff a distant image in the rearview mirror.

The supply of short-term instruments continued to be a challenge this reporting period. The Basel III Liquidity Coverage Ratio (LCR) banking regulation implemented early in 2015 requires banks to hold high-quality liquid assets to cover net cash outflows over a 30-day period. As a result, financial institutions have been more aggressive in issuing three- to six-month tenors to avoid the LCR charge. While overall supply of commercial paper increased slightly over the period (on a not-seasonally-adjusted basis), the need for very short-term paper will continue to be exacerbated as money market funds reduce their weighted-average maturities in anticipation of money market fund reform implementation and further Fed tightening.

Strategic outlook

Looking forward in 2016, we have two important developments to keep an eye on. The first is whether economic growth will be strong enough to keep the Fed in play. The Fed is attempting to keep markets focused on the idea that each meeting is very much data dependent. At the conclusion of its January meeting, the FOMC kept rates unchanged in the 0.25%-0.50% range. Its statement acknowledged the recent increase in global financial volatility and said it would continue to assess the effect on the labor markets and inflation. The FOMC downgraded its view of economic growth prospects by stating that growth slowed late last year compared with the previous FOMC statement, which said that the economy was expanding at a moderate pace. The FOMC continues to hang its hat on the improving labor market and its expectation that inflation will rise to 2% in the medium term as the transitory effects of lower energy prices fade.

The second development is the implementation of the U.S. Securities and Exchange Commission’s regulatory reform in October 2016, which will require, among other things, institutional prime and municipal money market funds to convert to a floating net asset value as well as all nongovernment money market funds to be prepared to implement liquidity fees and redemption gates. As a result, it is possible the industry will experience a rotation of money out of the prime sector and into the government sector in the face of these reforms. There has been a lot of speculation about the size of this shift, but one thing for sure is that this year will finally provide clarity. In the meantime, we remain focused on preservation of principal and liquidity, which means our investment philosophy and strategy is unchanged and should permit us to handle any contingency arising this year.

Fund expenses (unaudited)	Wells Fargo Money Market Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2015 to January 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2015	Ending account value 1-31-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.05	$1.70	0.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.50	$1.72	0.34%
Class B
Actual	$1,000.00	$1,000.05	$1.59	0.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.61	$1.61	0.32%
Class C
Actual	$1,000.00	$1,000.05	$1.69	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.52	$1.71	0.33%
Daily Class
Actual	$1,000.00	$1,000.05	$1.66	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.52	$1.68	0.33%
Service Class
Actual	$1,000.00	$1,000.05	$1.62	0.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.52	$1.64	0.32%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8	Wells Fargo Money Market Fund	Summary portfolio of investments—January 31, 2016

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 0.73%
FHLB (z)	0.39%	2-5-2016	$20,000,000	$19,999,133	0.73%

Total Agency Securities (Cost $19,999,133)				19,999,133	0.73

Certificates of Deposit: 28.36%
Agricultural Bank of China ±	0.66	9-2-2016	10,000,000	10,000,000	0.36
Australia & New Zealand Banking Group	0.36	2-3-2016	18,000,000	18,000,000	0.66
Australia & New Zealand Banking Group	0.38	2-1-2016	19,000,000	19,000,000	0.69
Bank of Montreal ±	0.63	4-26-2016	15,000,000	15,000,000	0.55
Bank of New York ##	0.27	2-1-2016	11,000,000	11,000,000	0.40
Credit Agricole SA	0.29	2-1-2016	53,000,000	53,000,000	1.93
Dexia Credit Local SA (New York) ±	0.60	5-11-2016	13,000,000	13,000,000	0.47
DG Bank (New York)	0.41	2-8-2016	10,000,000	10,000,000	0.36
DG Bank (New York)	0.52-0.60	3-8-2016 to 4-22-2016	13,000,000	13,000,000	0.47
DG Bank (New York)	0.52	3-14-2016	10,000,000	10,000,000	0.36
HSBC Bank plc	0.29	2-1-2016	53,000,000	53,000,000	1.93
HSBC Bank plc ±	0.58	2-9-2016	10,000,000	10,000,000	0.36
HSBC Bank plc ±	0.73-0.74	7-5-2016 to 8-1-2016	7,000,000	7,000,000	0.26
KBC Bank	0.28	2-1-2016	49,000,000	49,000,000	1.78
Mitsubishi UFJ Trust & Banking Corporation	0.31	2-3-2016	12,000,000	12,000,000	0.44
Mizuho Corporate Bank	0.68-0.70	3-16-2016 to 4-29-2016	28,000,000	27,961,533	1.01
NBAD Americas NV	0.30	2-1-2016	33,000,000	33,000,000	1.20
Nordea Bank AB	0.27	2-1-2016	36,000,000	36,000,000	1.31
Nordea Bank AB ±	0.59	5-13-2016	9,000,000	9,000,000	0.33
Norinchukin Bank	0.30	2-2-2016	15,000,000	15,000,000	0.55
Royal Bank of Canada ±	0.60	3-18-2016	10,000,000	10,000,000	0.36
Skandinaviska Enskilda Banken AG	0.27	2-1-2016	37,000,000	37,000,000	1.35
Standard Chartered Bank ±	0.61	2-8-2016	10,000,000	10,000,000	0.36
Standard Chartered Bank ±	0.61	2-16-2016	10,000,000	10,000,000	0.36
Standard Chartered Bank ±	0.62	3-11-2016	10,000,000	10,000,000	0.36
Standard Chartered Bank	0.63-0.81	2-29-2016 to 7-12-2016	16,000,000	16,000,000	0.58
State Street Bank & Trust Company ±	0.59	2-11-2016	10,000,000	10,000,000	0.36
State Street Bank & Trust Company	0.59-0.64	3-9-2016 to 4-11-2016	23,000,000	23,000,000	0.83
Sumitomo Mitsui Banking Corporation	0.42	2-17-2016	10,000,000	10,000,000	0.36
Sumitomo Mitsui Banking Corporation	0.67-0.70	3-22-2016 to 4-6-2016	12,000,000	12,000,000	0.44
Sumitomo Trust & Banking Corporation	0.41	2-19-2016	10,000,000	10,000,000	0.36
Sumitomo Trust & Banking Corporation	0.42	2-1-2016	10,000,000	10,000,000	0.36
Sumitomo Trust & Banking Corporation	0.54-0.70	3-7-2016 to 4-7-2016	29,000,000	29,000,115	1.06
Sumitomo Trust & Banking Corporation	0.68	4-4-2016	15,000,000	15,000,000	0.55
Swedbank	0.27	2-1-2016	37,000,000	37,000,000	1.35
Toronto-Dominion Bank	0.54-0.74	4-1-2016 to 7-5-2016	34,000,000	34,000,000	1.24
Toronto-Dominion Bank ±	0.58	3-16-2016	15,000,000	15,000,000	0.55
Other securities				57,991,768	2.11

Total Certificates of Deposit (Cost $779,953,416)				779,953,416	28.36

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—January 31, 2016	Wells Fargo Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Commercial Paper: 46.78%

Asset-Backed Commercial Paper: 24.21%
Anglesea Funding LLC	0.42-0.58%	2-2-2016 to 7-15-2016	$35,000,000	$34,999,883	1.28%
Atlantic Asset Securitization Corporation	0.35-0.52	2-1-2016 to 4-27-2016	31,401,000	31,400,971	1.14
Bedford Row Funding Corporation	0.38-0.78	2-1-2016 to 8-1-2016	42,000,000	41,999,885	1.52
Collateralized Commercial Paper Company LLC ±144A	0.69	4-22-2016	10,000,000	10,000,000	0.36
Collateralized Commercial Paper Company LLC ±	0.69	4-22-2016	12,000,000	12,000,000	0.44
Collateralized Commercial Paper Company LLC ±144A	0.72	6-8-2016	10,000,000	10,000,000	0.36
Concord Minutemen Capital Company 144A(z)	0.44	2-3-2016	15,000,000	14,999,633	0.55
Hannover Funding Company LLC 144A(z)	0.65	2-16-2016	15,000,000	14,995,938	0.54
Hannover Funding Company LLC 144A(z)	0.65	2-17-2016	19,000,000	18,994,511	0.69
Institutional Secured Funding LLC 144A(z)	0.45	2-1-2016	15,000,000	15,000,000	0.55
Institutional Secured Funding LLC 144A(z)	0.64	3-3-2016	15,000,000	14,991,734	0.54
LMA Americas LLC	0.37-0.70	2-1-2016 to 5-2-2016	38,064,000	38,031,348	1.38
Manhattan Asset Funding Company LLC	0.50-0.55	2-3-2016 to 3-15-2016	47,000,000	46,984,341	1.70
Mizuho Corporate Bank	0.70	4-5-2016 to 4-7-2016	14,000,000	13,982,296	0.51
Mountcliff Funding LLC ±144A	0.63	3-24-2016	10,000,000	10,000,000	0.36
Nieuw Amsterdam Receivable 144A(z)	0.70	3-17-2016	12,000,000	11,989,500	0.44
Regency Markets No.1 LLC	0.43-0.43	2-5-2016 to 2-29-2016	31,000,000	30,993,144	1.14
Ridgefield Funding Company LLC	0.47-0.77	2-4-2016 to 7-7-2016	22,000,000	21,996,108	0.81
Ridgefield Funding Company LLC ±144A	0.56	6-30-2016	14,000,000	14,000,000	0.51
Victory Receivables	0.35-0.50	2-1-2016 to 3-1-2016	41,519,000	41,509,410	1.51
Victory Receivables 144A(z)	0.50	2-22-2016	15,000,000	14,995,625	0.55
Other securities				201,943,409	7.33

				665,807,736	24.21

Financial Company Commercial Paper: 16.17%
Australia & New Zealand Banking Group ±144A	0.76	4-18-2016	10,000,000	10,001,045	0.36
Bank of Nova Scotia ±144A	0.64	4-1-2016	10,000,000	10,000,000	0.36
BPCE SA 144A(z)	0.60	3-31-2016	20,000,000	19,980,333	0.73
Caisse Centrale Desjardins du Quebec ±144A	0.60	4-22-2016	12,000,000	12,000,000	0.44
Commonwealth Bank of Australia ±144A	0.61	6-2-2016	7,000,000	7,000,000	0.26
Cooperatieve Centrale (z)	0.41	2-5-2016	12,000,000	11,999,453	0.44
HSBC Bank plc ±144A	0.57	2-8-2016	8,000,000	8,000,000	0.29
Macquarie Bank Limited	0.43-0.60	2-18-2016 to 3-4-2016	29,000,000	28,989,043	1.05
Macquarie Bank Limited 144A(z)	0.70	3-18-2016	12,000,000	11,989,267	0.44
NV Bank Nederlandse Gemeenten	0.59	5-6-2016	10,000,000	10,000,000	0.36
NV Bank Nederlandse Gemeenten ±144A	0.60	3-29-2016	10,000,000	10,000,000	0.36
Nederlandse Waterschapsbank 144A(z)	0.58	4-20-2016	5,000,000	4,993,636	0.18
Nederlandse Waterschapsbank ±144A	0.59	2-26-2016	10,000,000	10,000,000	0.36
Nederlandse Waterschapsbank ±144A	0.60	3-18-2016	15,000,000	15,000,000	0.55
Nederlandse Waterschapsbank ±144A	0.60	3-21-2016	10,000,000	10,000,000	0.36
Ontario Teachers Finance	0.43-0.72	2-4-2016 to 6-2-2016	32,000,000	31,955,185	1.16
Sumitomo Mitsui Banking Corporation 144A(z)	0.65	3-16-2016	14,000,000	13,988,878	0.51
Sumitomo Mitsui Banking Corporation 144A(z)	0.70	3-21-2016	20,000,000	19,980,944	0.73
United Overseas Bank Limited 144A(z)	0.70	4-1-2016	10,000,000	9,988,333	0.36
Westpac Banking Corporation (z)	0.54	2-18-2016	10,000,000	10,000,000	0.36
Westpac Banking Corporation ±144A	0.60	5-16-2016	11,000,000	11,000,000	0.40

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Money Market Fund	Summary portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Financial Company Commercial Paper (continued)
Westpac Banking Corporation ±144A	0.60%	6-13-2016	$12,000,000	$12,000,000	0.44%
Other securities				155,929,382	5.67

				444,795,499	16.17

Other Commercial Paper: 6.40%
China Shipping Container Lines	0.80-0.85	2-2-2016 to 2-8-2016	29,000,000	28,997,927	1.06
Erste Abwicklungsanstalt	0.32-0.59	2-9-2016 to 4-19-2016	24,000,000	23,997,867	0.87
Erste Abwicklungsanstalt ±144A	0.58	4-13-2016	10,000,000	10,000,000	0.36
Sinochem Capital Company Limited (z)	0.83	2-2-2016	16,000,000	15,999,632	0.58
Sinopec Century Bright	0.70	2-1-2016 to 2-19-2016	22,000,000	21,995,139	0.80
Sinopec Century Bright 144A(z)	0.70	2-16-2016	12,000,000	11,996,500	0.44
Other securities				62,965,776	2.29

				175,952,841	6.40

Total Commercial Paper (Cost $1,286,556,076)				1,286,556,076	46.78

Municipal Obligations: 9.77%

Arizona: 0.15%

Other Municipal Debt: 0.15%
Other securities				3,999,164	0.15

Colorado: 0.54%

Variable Rate Demand Notes ø: 0.54%
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.39	5-1-2052	14,780,000	14,780,000	0.54

Connecticut: 1.33%

Variable Rate Demand Notes ø: 1.33%
Puttable Floating Option Taxable Series TNP-1013 (Miscellaneous Revenue) 144A	0.45	4-15-2046	36,500,000	36,500,000	1.33

Florida: 0.23%

Variable Rate Demand Notes ø: 0.23%
Other securities				6,330,000	0.23

Georgia: 0.40%

Other Municipal Debt: 0.22%
Other securities				6,155,000	0.22

Variable Rate Demand Notes ø: 0.18%
Other securities				4,935,000	0.18

Illinois: 0.91%

Variable Rate Demand Notes ø: 0.91%
JPMorgan Chase PUTTER/DRIVER Trust Series (GO Revenue, Societe Generale LIQ) 144A	0.45	6-1-2033	25,000,000	25,000,000	0.91

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—January 31, 2016	Wells Fargo Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Louisiana: 0.60%

Variable Rate Demand Notes ø: 0.60%
Puttable Floating Option Taxable Series TNP-1014 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.45%	6-1-2045	$16,625,000	$16,625,000	0.60%

Maryland: 0.07%

Variable Rate Demand Notes ø: 0.07%
Other securities				1,985,000	0.07

New York: 0.56%

Variable Rate Demand Notes ø: 0.56%
New York HFA 605 West 42 Street Series B (Housing Revenue, Bank of China LOC)	0.65	5-1-2048	10,000,000	10,000,000	0.36
Other securities				5,360,000	0.20

				15,360,000	0.56

North Carolina: 0.09%

Variable Rate Demand Notes ø: 0.09%
Other securities				2,610,000	0.09

North Dakota: 0.18%

Variable Rate Demand Notes ø: 0.18%
Other securities				5,000,000	0.18

Ohio: 0.18%

Variable Rate Demand Notes ø: 0.18%
Other securities				5,000,000	0.18

Oregon: 0.18%

Variable Rate Demand Notes ø: 0.18%
Other securities				5,000,000	0.18

Other: 3.74%

Variable Rate Demand Notes ø: 3.74%
Residual Interest Bond Floater Trust Series 8UE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.54	12-27-2016	35,000,000	35,000,000	1.27
Residual Interest Bond Floater Trust Series 9WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.54	4-13-2018	52,900,000	52,900,000	1.92
Other securities				14,845,000	0.55

				102,745,000	3.74

Pennsylvania: 0.11%

Variable Rate Demand Notes ø: 0.11%
Other securities				3,000,000	0.11

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Money Market Fund	Summary portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Wisconsin: 0.50%

Variable Rate Demand Notes ø: 0.50%
Wisconsin PFA Housing Project (Housing Revenue, Bank of America NA LOC)	0.40%	1-1-2042	$13,680,000	$13,680,000	0.50%

Total Municipal Obligations (Cost $268,704,164)				268,704,164	9.77

Other Instruments: 2.62%
DBS Bank Limited Pooled Bank Deposit Product §	0.43	1-1-2050	60,000,000	60,000,000	2.18
Oversea-Chinese Banking Corporation Pooled Bank Deposit Product §	0.38	1-1-2050	10,000,000	10,000,000	0.37
Other securities				1,999,608	0.07

Total Other Instruments (Cost $71,999,608)				71,999,608	2.62

Other Notes: 1.86%

Corporate Bonds and Notes: 1.86%
United Overseas Bank Limited §	0.43	1-1-2050	40,000,000	40,000,000	1.46
Other securities				11,090,000	0.40

Total Other Notes (Cost $51,090,000)				51,090,000	1.86

Repurchase Agreements ^^: 8.54%
Bank of America Corporation, dated 1-29-2016, maturity value $28,000,793 (1)	0.34	2-1-2016	28,000,000	28,000,000	1.02
Credit Agricole, dated 1-29-2016, maturity value $42,001,260 (2)	0.36	2-1-2016	42,000,000	42,000,000	1.53
Credit Suisse Securities USA, dated 1-29-2016, maturity value $1,000,033 (3)	0.40	2-1-2016	1,000,000	1,000,000	0.04
Credit Suisse Securities USA, dated 1-29-2016, maturity value $28,786,787 (4)	0.34	2-1-2016	28,785,971	28,785,971	1.05
Goldman Sachs & Company, dated 1-4-2016, maturity value $37,021,676 (5)§(i)¢±	0.37	3-1-2016	37,000,000	37,000,000	1.34
GX Clarke Company, dated 1-29-2016, maturity value $28,000,863 (6)	0.37	2-1-2016	28,000,000	28,000,000	1.02
JPMorgan Securities, dated 1-4-2016, maturity value $25,022,500 (7)§(i)¢±	0.54	3-4-2016	25,000,000	25,000,000	0.91
JPMorgan Securities, dated 1-4-2016, maturity value $5,001,672 (8)§¢±	0.43	2-1-2016	5,000,000	5,000,000	0.18
Societe Generale, dated 1-29-2016, maturity value $40,001,167 (9)	0.35	2-1-2016	40,000,000	40,000,000	1.45

Total Repurchase Agreements (Cost $234,785,971)				234,785,971	8.54

Total investments in securities (Cost $2,713,088,368) *				2,713,088,368	98.66%
Other assets and liabilities, net				36,800,443	1.34

Total net assets				$2,749,888,811	100.00%

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—January 31, 2016	Wells Fargo Money Market Fund	13

(z)	Zero coupon security. The rate represents the current yield to maturity.

±	Variable rate investment. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated for when-issued securities.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(i)	Illiquid security for which the designation as illiquid is unaudited.

§	The security is subject to a demand feature which reduces the effective maturity.

¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 3.50%, 11-1-2042 to 9-1-2045, fair value including accrued interest is $28,840,000.

(2)	U.S. government securities, 2.00% to 6.00%, 2-15-2018 to 2-1-2046, fair value including accrued interest is $43,235,364.

(3)	U.S. government securities, 0.00% to 0.25%, 4-15-2018 to 10-15-2028, fair value including accrued interest is $1,020,071.

(4)	U.S. government securities, 1.00% to 6.25%, 9-15-2017 to 5-15-2030, fair value including accrued interest is $29,361,733.

(5)	Commercial paper, 0.00%, 2-1-2016 to 7-27-2016, fair value is $37,740,000.

(6)	U.S. government securities, 0.38% to 10.50%, 2-15-2016 to 12-20-2045, fair value including accrued interest is $28,761,815.

(7)	Commercial paper, 0.00% to 0.39%, 2-9-2016 to 5-11-2016, fair value including accrued interest is $25,500,109.

(8)	Commercial paper, 0.00%, 2-9-2016 to 5-2-2016, fair value is $5,100,018.

(9)	U.S. government securities, 0.00% to 4.63%, 1-31-2016 to 5-15-2043, fair value including accrued interest is $40,800,000.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Money Market Fund	Statement of assets and liabilities—January 31, 2016

Assets
Investments in unaffiliated securities, at amortized cost	$2,713,088,368
Cash	3,231
Receivable for investments sold	50,000,000
Receivable for Fund shares sold	689,324
Receivable for interest	565,623
Receivable from manager	217,055
Prepaid expenses and other assets	217,323

Total assets	2,764,780,924

Liabilities
Dividends payable	74,565
Payable for investments purchased	11,983,643
Payable for Fund shares redeemed	740,412
Distribution fees payable	280,742
Administration fees payable	495,090
Accrued expenses and other liabilities	1,317,661

Total liabilities	14,892,113

Total net assets	$2,749,888,811

NET ASSETS CONSIST OF
Paid-in capital	$2,754,138,374
Overdistributed net investment income	(367,600)
Accumulated net realized losses on investments	(3,881,963)

Total net assets	$2,749,888,811

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$1,205,785,382
Shares outstanding – Class A1	1,205,635,689
Net asset value per share – Class A	$1.00
Net assets – Class B	$1,281,246
Shares outstanding – Class B1	1,280,569
Net asset value per share – Class B	$1.00
Net assets – Class C	$16,617,484
Shares outstanding – Class C1	16,616,308
Net asset value per share – Class C	$1.00
Net assets – Daily Class	$1,251,959,535
Shares outstanding – Daily Class[1]	1,251,856,897
Net asset value per share – Daily Class	$1.00
Net assets – Service Class	$274,245,164
Shares outstanding – Service Class[1]	274,219,346
Net asset value per share – Service Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended January 31, 2016	Wells Fargo Money Market Fund	15

Investment income
Interest	$7,882,276

Expenses
Management fee	9,172,703
Administration fees
Class A	2,021,349
Class B	5,245
Class C	28,758
Daily Class	2,587,937
Investor Class	874,438	[1]
Service Class	342,356
Shareholder servicing fees
Class A	2,295,864
Class B	3,019
Class C	32,680
Daily Class	2,940,631
Investor Class	866,483	[1]
Service Class	706,441
Distribution fees
Class B	17,881
Class C	98,040
Daily Class	2,940,837
Custody and accounting fees	171,644
Professional fees	41,962
Registration fees	117,491
Shareholder report expenses	66,462
Trustees’ fees and expenses	11,237
Other fees and expenses	47,186

Total expenses	25,390,644
Less: Fee waivers and/or expense reimbursements	(17,783,880)

Net expenses	7,606,764

Net investment income	275,512

Net realized gains on investments	2,832

Net increase in net assets resulting from operations	$278,344

[1]	For the period from February 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Money Market Fund	Statement of changes in net assets

	Year ended January 31, 2016		Year ended January 31, 2015

Operations
Net investment income		$275,512		$360,195
Net realized gains on investments		2,832		10,165

Net increase in net assets resulting from operations		278,344		370,360

Distributions to shareholders from
Net investment income
Class A		(91,868)		(124,764)
Class B		(238)		(575)
Class C		(1,307)		(1,458)
Daily Class		(117,623)		(125,225)
Investor Class		(34,975)[1]		(51,508)
Service Class		(29,501)		(32,378)

Total distributions to shareholders		(275,512)		(335,908)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,708,967,716	1,708,967,716	1,550,844,476	1,550,844,476
Class B	144,381	144,381	451,931	451,931
Class C	14,112,416	14,112,416	6,059,142	6,059,142
Daily Class	5,653,474,910	5,653,474,910	6,136,424,945	6,136,424,945
Investor Class	108,715,542 [1]	108,715,542 [1]	193,439,389	193,439,389
Service Class	889,527,561	889,527,561	2,184,034,682	2,184,034,682

		8,374,942,526		10,071,254,565

Reinvestment of distributions
Class A	85,462	85,462	118,532	118,532
Class B	230	230	560	560
Class C	1,226	1,226	1,378	1,378
Daily Class	63,821	63,821	72,445	72,445
Investor Class	26,023 [1]	26,023 [1]	42,590	42,590
Service Class	11,056	11,056	12,619	12,619

		187,818		248,124

Payment for shares redeemed
Class A	(1,379,870,500)	(1,379,870,500)	(2,143,057,980)	(2,143,057,980)
Class B	(3,140,844)	(3,140,844)	(4,141,198)	(4,141,198)
Class C	(11,124,036)	(11,124,036)	(8,702,490)	(8,702,490)
Daily Class	(5,670,757,057)	(5,670,757,057)	(6,295,953,282)	(6,295,953,282)
Investor Class	(604,566,492)[1]	(604,566,492)[1]	(228,913,382)	(228,913,382)
Service Class	(896,450,778)	(896,450,778)	(2,237,552,601)	(2,237,552,601)

		(8,565,909,707)		(10,918,320,933)

Net decrease in net assets resulting from capital share transactions		(190,779,363)		(846,818,244)

Total decrease in net assets		(190,776,531)		(846,783,792)

Net assets
Beginning of period		2,940,665,342		3,787,449,134

End of period		$2,749,888,811		$2,940,665,342

Overdistributed net investment income		$(367,600)		$(416,428)

[1]	For the period from February 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Money Market Fund	17

(For a share outstanding throughout each period)

	Year ended January 31
CLASS A	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.83%	0.82%	0.80%	0.80%
Net expenses	0.29%	0.19%	0.22%	0.25%	0.26%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,205,785	$876,562	$1,468,645	$2,040,718	$3,110,020

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
CLASS B	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.45%	1.47%	1.47%	1.55%	1.55%
Net expenses	0.26%	0.19%	0.22%	0.24%	0.26%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,281	$4,277	$7,966	$14,362	$400,677

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Money Market Fund	19

(For a share outstanding throughout each period)

	Year ended January 31
CLASS C	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.57%	1.58%	1.57%	1.55%	1.51%
Net expenses	0.29%	0.19%	0.22%	0.25%	0.26%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$16,617	$13,628	$16,270	$14,491	$18,910

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
DAILY CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.07%	1.08%	1.07%	1.05%	1.06%
Net expenses	0.28%	0.19%	0.22%	0.25%	0.26%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,251,960	$1,269,176	$1,428,618	$1,270,171	$1,564,827

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Money Market Fund	21

(For a share outstanding throughout each period)

	Year ended January 31
SERVICE CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.72%	0.73%	0.72%	0.70%	0.71%
Net expenses	0.28%	0.19%	0.22%	0.25%	0.26%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$274,245	$281,157	$334,659	$398,160	$472,761

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Money Market Fund	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Money Market Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements	Wells Fargo Money Market Fund	23

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At January 31, 2016, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Overdistributed net investment income	Paid in capital
$48,828	$(48,828)

As of January 31, 2016, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $3,881,963 with $3,473,677 expiring in 2017 and $408,286 expiring in 2019.

As of January 31, 2016, the Fund had a qualified late-year ordinary loss of $4,475 which will be recognized on the first day of the following fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

24	Wells Fargo Money Market Fund	Notes to financial statements
■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016 all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.23% as the average daily net assets of the Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee which started at 0.30% and declined to 0.20% as the average daily net assets of the Fund increased. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the year ended January 31, 2016 have been included in management fee on the Statement of Operations.

For the year ended January 31, 2016, the management fee was equivalent to an annual rate of 0.33% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase. Effective May 1, 2015, Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from WellsCap at an annual rate starting at 0.0025% and declining to 0.0005% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C, Daily Class	0.22%
Investor Class	0.25
Service Class	0.12

Notes to financial statements	Wells Fargo Money Market Fund	25

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 1.40% for Class B shares, 1.40% for Class C shares, 1.00% for Daily Class shares, and 0.50% for Service Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to October 23, 2015, the Fund’s expenses were capped at 0.70% for Class A shares, 1.45% for Class B shares, and 1.45% for Class C shares. During the year ended January 31, 2016, Funds Management voluntarily waived additional expenses to maintain a positive yield.

Distribution fees

The Trust has adopted a distribution plan for Class B, Class C, and Daily Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C, and Daily Class shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Daily Class shares.

In addition, Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $275,512 and $335,908 of ordinary income for the years ended January 31, 2016 and January 31, 2015, respectively.

As of January 31, 2016, the components of distributable earnings on a tax basis were as follows:

Late-year ordinary losses deferred	Capital loss carryforward
$(4,475)	$(3,881,963)

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

7. MONEY MARKET FUND REFORM

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016. Effective September 1, 2016, the Fund will be offered as a retail money market fund and continue to transact at a stable $1.00 net asset value (NAV). At this time, management continues to evaluate the implications of these amendments and their impact to the Fund’s operations, financial statements and accompanying notes.

26	Wells Fargo Money Market Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the summary portfolio of investments, of the Wells Fargo Money Market Fund (formerly known as Wells Fargo Advantage Money Market Fund) (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Money Market Fund as of January 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 24, 2016

Other information (unaudited)	Wells Fargo Money Market Fund	27

TAX INFORMATION

For the fiscal year ended January 31, 2016, $177,607 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008

Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.

Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Money Market Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012; Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

30	Wells Fargo Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

240788 03-16 A306/AR306 01-16

Annual Report

January 31, 2016

Wells Fargo

Municipal Cash Management Money Market Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Municipal Cash Management Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

We do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Municipal Cash Management Money Market Fund for the 12-month period that ended January 31, 2016. The period was marked by preparation for the new amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission. In the markets, all eyes were on the Federal Reserve (Fed) to see when it would begin normalizing monetary policy; it voted to begin increasing the federal funds rate in December 2015.

We are preparing to implement the new money market fund regulations.

The amendments to Rule 2a-7, which governs money market funds, are scheduled to be fully implemented by October 2016. To recap, U.S. Treasury and government money market funds will continue to operate much as they do today, with stable $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors. (We announced in May 2015 changes to our money market fund lineup, identifying which funds would be for retail investors and which would be for institutional investors.) Second, money market fund boards of directors will have discretion to impose either a liquidity fee of up to 2% on shareholder redemptions or a temporary suspension of redemptions (gate) if a fund’s weekly liquid assets fall below 30% of its total assets and the board determines that the fee or gate is in the best interest of the fund’s shareholders.

■	Retail investors will continue to transact at a stable $1.00 NAV but may be subject to liquidity fees and redemption gates as described above.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may also be subject to liquidity fees and redemption gates under special circumstances as described above. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities. Our February 2016 Product Alert featured the intraday price times we will use to continue providing same-day settlement and liquidity to our shareholders.

■	Additional requirements include increased disclosure, tighter diversification requirements, and enhanced stress-testing measures.

■	We will continue to communicate any changes to our money market funds with our shareholders. Specifically, Product Alerts can be found at our website: wellsfargofunds.com. In the brown box on the left-hand side of the page, click on “Product Information” and find them under the “Product Alerts” tab.

While there will be operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

The Fed began normalizing monetary policy.

The Fed raised the target federal funds rate to between 0.25% and 0.50%, stating that its decision “recognizes the considerable progress that has been made toward restoring jobs, raising incomes, and easing economic hardships.” However, the Fed does not have preset paths for interest-rate hikes; rather, it depends on the economic environment. As the Fed begins to normalize monetary policy, it “expects economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.”

Letter to shareholders (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	3

Short-term U.S. Treasury yields rose during the period: 1-month Treasury bills (T-bills) rose 0.21% to end January 2016 at a yield of 0.22%, 6-month T-bills rose 0.38% to end the period with a yield of 0.43%, and 1-year Treasury securities rose 0.31% to finish with a yield of 0.45%. Meanwhile, other short-term, high-quality yields remained under pressure due to strong demand and limited supply.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

Effective on or before October 14, 2016 (the “Effective Date”), the Fund intends to no longer maintain a stable $1.00 net asset value (“NAV”) and will instead transact at its market-based NAV, rounded to four decimal places. As of the Effective Date, the Fund will implement the following multiple intraday price times in order to continue providing same-day settlement and intraday liquidity. We will calculate the NAV at the following times each business day:

Same-day settle (ET)	Next-day settle (ET)
9 a.m., 12 p.m., and 3 p.m.	5 p.m.*
*	Next-day settlement only; daily dividends calculated using 5 p.m. NAV.

As of the Effective Date, the Fund will also no longer support the following features:

■	National Securities Clearing Corporation (NSCC) trading
■	Same day settlement for Automated Clearing House (ACH) trading
■	Checkwriting
■	Exchanges

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Municipal Cash Management Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

James Randazzo

Jeffrey L. Weaver, CFA®

Average annual total returns (%) as of January 31, 20161

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Administrator Class (WUCXX)	7-9-2010	0.02	0.03	0.99	0.37	0.30
Institutional Class (EMMXX)	11-20-1996	0.02	0.04	1.01	0.25	0.20
Service Class (EISXX)	11-25-1996	0.02	0.03	0.89	0.54	0.45

Yield summary (%) as of January 31, 20163

	Administrator Class	Institutional Class	Service Class
7-day current yield	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or a contingent deferred sales charge.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT).

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	5

Revenue source distribution as of January 31, 2016[4]

Weighted average maturity as of January 31, 2016[5]
13 days

Weighted average life as of January 31, 2016[6]
13 days

Effective maturity distribution as of January 31, 2016[4]

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, and has not been adjusted to include the higher expenses applicable to Administrator Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Institutional Municipal Money Market Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.23)%, (0.11)%, and (0.40)% for Administrator Class, Institutional Class, and Service Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Municipal Cash Management Money Market Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

During the 12-month period that ended January 31, 2016, the municipal money market space continued to be influenced by broader market dynamics largely driven by U.S. Federal Reserve (Fed) monetary policy, regulatory reform, and ongoing sector-specific supply challenges. Tax-exempt money market yields remained depressed as demand continued to outpace supply despite moderate outflows from municipal money market funds during the period. In particular, shrinking outstanding balances of variable-rate demand notes (VRDNs), tender option bonds (TOBs), and tax-exempt notes continued to exert downward pressure on rates in the short end of the municipal money market curve. On a positive note, credit quality in the municipal sector in general continued to steadily improve as tax revenues and property valuations strengthened along with improvements in the broader U.S. economy over the past 12 months.

During the period, the combination of limited primary market supply and persistent demand for overnight and weekly VRDNs and TOBs capped the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index1 at record lows. This benchmark for weekly tax-exempt floating-rate notes began the period at 0.02% and remained in the low single digits for the vast majority of the period. The index experienced its typical seasonal tax-time weakness, rising to the 0.10%-0.11% range for a brief spell during April and May. However, this index averaged just 0.03% during the 12-month period, down from an average of 0.05% the previous period. The ongoing contraction in supply, combined with strong inflows into municipal money market funds during the November to January time frame, kept a tight lid on municipal rates despite increases in taxable yields following the Fed meeting in mid-December. The SIFMA index remained unchanged at 0.01% to finish out the final months of the period.

Supply and demand imbalances were evident in the fixed-rate markets as well. During the period, yields on commercial paper with maturities between 30 and 90 days remained stuck in the 0.05%-0.10% range as investors sought tax-exempt alternatives for even lower-yielding VRDNs and TOBs. Further out on the curve, market participants were forced to juggle the prospects of higher rates via the Fed with a significant drop in new-issue supply in the cash-flow note markets. The complete absence of perennial cash-flow note issuers, such as California and Texas, led to an approximate 23% drop in new-issue volume from $44.8 billion in 2014 to $34.5 billion in 2015. The lack of new-issue supply in this segment of the market presented a substantial reinvestment challenge for many investors and affected demand across the entire municipal money market spectrum. Ultimately, yields on six-month high-grade paper rose from roughly 0.08% to 0.24% by the end of the period. Meanwhile, high-grade paper in the one-year space rose from 0.14% to a multiyear high of 0.50% following the Fed meeting in December. However, market sentiment quickly reversed course due to increased market volatility during the month of January, resulting in lower expectations for market yields and a corresponding drop in one-year tax-exempt levels back down to 0.40% to finish the period.

During the period, we continued to maintain relatively low weighted-average maturities in this Fund due to the persistently low and relatively flat yield-curve environment in the municipal money market space. We also continued to maintain high daily and weekly liquidity targets in order to ensure principal stability. Accordingly, we continued to focus our investments primarily in VRDNs and TOBs with daily and weekly tender features. In addition, we continued to use high-grade fixed-rate notes, commercial paper, and prerefunded securities to selectively extend maturity profiles and enhance diversification.

Strategic outlook

We are hopeful that rising taxable rates via further tightening of monetary policy by the Fed will ultimately result in higher yields for tax-exempt money market investors. Additionally, we are optimistic that greater clarity regarding regulatory reforms and the potential normalization of the municipal yield curve will foster a rebound in much-needed supply in the short end of the tax-exempt money market space. We also anticipate that many state and local governments will slowly increase their willingness to restore investment in much-needed education and infrastructure programs that have been neglected in recent years. This potential increase in public sector spending will hopefully provide investment opportunities for buyers in the municipal money markets.

[1]	The SIFMA Municipal Swap Index is a seven-day high-grade market index composed of tax-exempt variable-rate demand obligations with certain characteristics. The index is calculated and published by Bloomberg. The index is overseen by SIFMA’s Municipal Swap Index Committee. You cannot invest directly in an index.

Fund expenses (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	7

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2015 to January 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2015	Ending account value 1-31-2016	Expenses paid during the period¹	Net annualized expense ratio
Administrator Class
Actual	$1,000.00	$1,000.17	$0.48	0.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.73	$0.48	0.09%
Institutional Class
Actual	$1,000.00	$1,000.17	$0.48	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.73	$0.48	0.10%
Service Class
Actual	$1,000.00	$1,000.17	$0.48	0.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.73	$0.48	0.09%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8	Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 83.32%

Alabama: 0.42%

Variable Rate Demand Note ø: 0.42%
Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue)	0.17%	8-1-2041	$4,500,000	$4,500,000

Alaska: 0.08%

Variable Rate Demand Note ø: 0.08%
Alaska Housing Finance Corporation Series A (Housing Revenue, JPMorgan Chase & Company SPA)	0.02	12-1-2036	820,000	820,000

Arizona: 1.32%

Variable Rate Demand Notes ø: 1.32%
Maricopa County AZ IDA Solid Waste Disposal Ambian Dairy LLC Project Series 2008 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.04	11-1-2033	3,600,000	3,600,000
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.04	8-1-2026	1,800,000	1,800,000
Mesa AZ Utility System Clipper Tax-Exempt Certificates Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.01	7-1-2024	5,000,000	5,000,000
Pinal County AZ IDA Shamrock Farms Project (Resource Recovery Revenue, Farm Credit Services America LOC)	0.04	8-1-2022	3,700,000	3,700,000

				14,100,000

California: 10.68%

Other Municipal Debt: 0.58%
Los Angeles CA TRAN Series 2015 (Miscellaneous Revenue)	2.00	6-30-2016	2,450,000	2,466,851
Los Angeles CA TRAN Series 2015 (Miscellaneous Revenue)	5.00	6-30-2016	1,450,000	1,478,389
San Francisco Bay Area CA Toll Authority Series F (Transportation Revenue) §	5.00	4-1-2031	2,200,000	2,217,327

				6,162,567

Variable Rate Demand Notes ø: 10.10%
ABAG Finance Authority for Nonprofit Corporations California Menlo School Series 2003 (Education Revenue, Northern Trust Company LOC)	0.02	9-1-2033	13,700,000	13,700,000
California CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	8-1-2031	5,240,000	5,240,000
California Deutsche Bank SPEAR/LIFER Trust Series DBE-364 (Miscellaneous Revenue, AGM/FGIC/Ambac Insured, Deutsche Bank LIQ) 144A	0.31	6-1-2047	1,000,000	1,000,000
California HFFA Children’s Hospital of Orange County Series C (Health Revenue, U.S. Bank NA LOC)	0.01	11-1-2038	13,500,000	13,500,000
California Infrastructure & Economic Development Bank Bay Area Toll Bridges Seismic Retrofit Series 2003A JP Morgan PUTTER Series 3841 (Transportation Revenue, Ambac Insured, JPMorgan Chase & Company LIQ) 144A	0.05	7-1-2024	5,780,000	5,780,000
California Kindergarten-University Public Education Facilities Series 2005B-1 (Miscellaneous Revenue, Mizuho Bank Limited LOC)	0.01	5-1-2040	9,400,000	9,400,000
California Municipal Finance Authority Pacific Institute Series A (Housing Revenue, California Bank & Trust LOC)	0.01	8-1-2037	19,500,000	19,500,000
California Series B Sub Series B-3 (Miscellaneous Revenue, Sumitomo Mitsui Banking LOC)	0.01	5-1-2040	6,135,000	6,135,000
California Tender Option Bond Trust Receipts/Certificates Series XF1041 (GO Revenue, Deutsche Bank LIQ) 144A	0.09	11-1-2044	5,295,000	5,295,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016	Wells Fargo Municipal Cash Management Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Los Angeles CA Water & Power Revenue Sub Series B6 (Utilities Revenue, Bank of Montreal SPA)	0.01%	7-1-2034	$100,000	$100,000
Northern California Power Agency Hydroelectric Project Series A (Utilities Revenue, Bank of Montreal LOC)	0.01	7-1-2032	16,900,000	16,900,000
Oakland CA Joint Powers Financing Authority Series A (Housing Revenue, Citibank NA LOC)	0.01	7-1-2033	3,900,000	3,900,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC LIQ)	0.03	12-1-2022	4,900,000	4,900,000
Santa Clara Valley CA Transportation Authority Sales Tax Revenue Bonds Series 2008-B (Tax Revenue, Sumitomo Mitsui Banking SPA)	0.01	4-1-2036	2,250,000	2,250,000

				107,600,000

Colorado: 2.40%

Variable Rate Demand Notes ø: 2.40%
Arapahoe County CO Cottrell Printing Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.14	10-1-2019	1,230,000	1,230,000
Colorado Agricultural Development Authority Hunter Ridge Dairy Project (Resource Recovery Revenue, CoBank LOC)	0.04	11-1-2042	4,750,000	4,750,000
Colorado Educational & Cultural Facilities Authority National Jewish Federation Series D-3 (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.01	12-1-2037	100,000	100,000
Colorado Health Facilities Authority Catholic Health Initiatives Series 2013-3364 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.15	10-1-2037	1,500,000	1,500,000
Colorado Housing Finance Authority Ready Foods Incorporated Project Series A (Industrial Development Revenue, U.S. Bank NA LOC)	0.06	1-1-2032	3,090,000	3,090,000
Colorado MidCities Metropolitan District #1 Series 2004-B (Tax Revenue, BNP Paribas LOC)	0.11	12-1-2031	2,900,000	2,900,000
Colorado MidCities Metropolitan District #1 Special Refunding and Improvement Bonds Series A (Tax Revenue, BNP Paribas LOC)	0.11	12-1-2020	2,400,000	2,400,000
Colorado Tender Option Bond Trust Receipts/Certificates Series 2015-XF1003 (Health Revenue, Deutsche Bank LIQ) 144A	0.26	2-1-2041	4,200,000	4,200,000
Colorado Tender Option Bond Trust Receipts/Certificates Series 2015-XF1031 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.16	6-1-2044	2,000,000	2,000,000
Denver CO Airport System Series 2006-A (Airport Revenue, FGIC Insured, Morgan Stanley Bank LIQ) 144A	0.16	11-15-2025	3,400,000	3,400,000

				25,570,000

Delaware: 0.13%

Variable Rate Demand Note ø: 0.13%
University of Delaware Revenue Bonds Series 2005 (Education Revenue, TD Bank NA SPA)	0.01	11-1-2035	1,410,000	1,410,000

Florida: 3.78%

Other Municipal Debt: 2.22%
Charlotte County FL School District TAN (GO Revenue)	1.00	3-31-2016	3,800,000	3,805,231
Citizens Property Insurance Corporation Florida High Risk Account Series 2007-A (Miscellaneous Revenue, National Insured)	5.00	3-1-2016	8,800,000	8,834,024
Collier County FL School Board Certificate of Participation Series 2006 (Miscellaneous Revenue, AGM Insured) §	5.00	2-15-2023	2,000,000	2,003,602
JEA Florida Electric System Series 2000-A (Utilities Revenue)	0.03	2-9-2016	1,000,000	1,000,000
JEA Florida Electric System Series 2000-A (Utilities Revenue)	0.03	3-2-2016	2,965,000	2,965,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Other Municipal Debt (continued)
JEA Florida Electric System Series 2000-F-1 (Utilities Revenue)	0.03%	2-9-2016	$5,000,000	$5,000,000

				23,607,857

Variable Rate Demand Notes ø: 1.56%
Florida Municipal Power Agency All Requirements Power Supply Series 2008C (Utilities Revenue, Bank of America NA LOC)	0.01	10-1-2035	200,000	200,000
Hillsborough County FL Aviation Authority PUTTER Series 3021 (Airport Revenue, AGC Insured, JPMorgan Chase & Company LIQ) 144A	0.21	10-1-2030	4,995,000	4,995,000
Hillsborough County FL Aviation Authority Tampa International Airport PUTTER Series 2008-A (Airport Revenue, AGC Insured, JPMorgan Chase & Company LIQ) 144A	0.21	10-1-2032	5,500,000	5,500,000
JEA Florida Electric System Sub Series D (Utilities Revenue, U.S. Bank NA SPA)	0.01	10-1-2038	200,000	200,000
Tampa FL Baycare Health System Series 2012-B (Health Revenue) (i)	0.21	11-15-2033	5,700,000	5,700,000

				16,595,000

Georgia: 1.16%

Other Municipal Debt: 0.09%
Stephens County GA Development Authority Caterpillar Incorporated Project (Industrial Development Revenue)	0.17	8-1-2016	1,000,000	1,000,000

Variable Rate Demand Notes ø: 1.07%
Gwinnett County GA Housing Lehman Municipal Trust Receipts Series 06-K72 (Housing Revenue, FNMA Insured, Citibank NA LIQ)	0.31	3-1-2037	5,405,000	5,405,000
Main Street Natural Gas Incorporated Georgia Gas Revenue Sub Series A1 (Utilities Revenue, Royal Bank of Canada SPA)	0.07	8-1-2040	3,985,000	3,985,000
Main Street Natural Gas Incorporated Georgia Gas Revenue Sub Series A2 (Utilities Revenue, Royal Bank of Canada SPA)	0.07	8-1-2040	2,000,000	2,000,000

				11,390,000

Illinois: 2.99%

Other Municipal Debt: 0.03%
Springfield IL Electric Revenue Bonds Senior Lien Series 2006 (Utilities Revenue, National Insured) §	5.00	3-1-2027	300,000	301,182

Variable Rate Demand Notes ø: 2.96%
Chicago IL Enterprise Center Project Series IX (Industrial Development Revenue, Bank of America NA LOC)	0.15	6-1-2022	3,146,000	3,146,000
Chicago IL Enterprise Center Project Series X (Industrial Development Revenue, Bank of America NA LOC)	0.15	6-1-2022	4,300,000	4,300,000
Chicago IL Midway Airport 2nd Lien Series C-1 (Airport Revenue, Bank of Montreal LOC)	0.03	1-1-2035	7,255,000	7,255,000
Illinois Educational Facilities Authority Newberry Library Project Series 1988 (Miscellaneous Revenue, Northern Trust Company LOC)	0.01	3-1-2028	600,000	600,000
Illinois Finance Authority Advocate Health Care Network Series 2011B (Health Revenue) (i)	0.21	4-1-2051	2,000,000	2,000,000
Illinois Finance Authority University of Chicago Tender Option Bond Trust Receipts/Certificates Series 2015-XF2160 (Education Revenue, Barclays Bank plc LOC) 144A	0.03	10-1-2046	2,300,000	2,300,000
Illinois Tender Option Bond Trust Receipts Series XF2202 (Transportation Revenue, Citibank NA LIQ) 144A	0.02	7-1-2023	1,140,000	1,140,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016	Wells Fargo Municipal Cash Management Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Illinois Tender Option Bond Trust Receipts/Certificates Series XF0107 (Housing Revenue, JPMorgan Chase & Company LIQ) 144A	0.11%	2-1-2033	$3,445,000	$3,445,000
Illinois Tender Option Bond Trust Receipts/Certificates Series ZM0120 (Transportation Revenue, Royal Bank of Canada LIQ) 144A	0.03	7-1-2023	3,100,000	3,100,000
Joliet IL Regional Port District Exxon Project Series 1989 (Industrial Development Revenue)	0.01	10-1-2024	1,000,000	1,000,000
Peoria County IL Sewerage Facilities Revenue Caterpillar Incorporated Project (Industrial Development Revenue)	0.21	2-1-2030	3,300,000	3,300,000

				31,586,000

Indiana: 0.54%

Variable Rate Demand Notes ø: 0.54%
Jeffersonville IN Economic Development Eagle Steel Products Incorporated Project (Industrial Development Revenue, Bank of America NA LOC)	0.11	12-1-2027	3,420,000	3,420,000
Noblesville IN Greystone Apartments Project Series B (Housing Revenue, FHLB LOC)	0.06	3-1-2041	1,445,000	1,445,000
Saint Joseph County IN Grace Christian Schools Project (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.21	12-1-2016	200,000	200,000
Spencer County IN American Iron Oxide Company Project Series 1999 (Industrial Development Revenue, Bank of Tokyo-Mitsubishi LOC)	0.14	9-1-2018	700,000	700,000

				5,765,000

Iowa: 1.12%

Variable Rate Demand Notes ø: 1.12%
Iowa Finance Authority Barclays Residual Interest Bonds Trust Series 1WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.16	1-1-2019	5,400,000	5,400,000
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (Industrial Development Revenue)	0.03	6-1-2039	4,400,000	4,400,000
Iowa Finance Authority Solid Waste Disposal Revenue John Maassen & Sons Project (Industrial Development Revenue, Farm Credit Services America LOC)	0.05	11-1-2035	2,075,000	2,075,000

				11,875,000

Kansas: 0.13%

Variable Rate Demand Note ø: 0.13%
Nemaha County KS Midwest AG Services LLC Project (Industrial Development Revenue, CoBank LOC)	0.04	11-1-2020	1,405,000	1,405,000

Kentucky: 0.56%

Other Municipal Debt: 0.21%
Kentucky Rural Water Finance Corporation Public Projects Constructions Notes Series 2015-D1 (Water & Sewer Revenue)	1.25	7-1-2016	2,250,000	2,257,584

Variable Rate Demand Note ø: 0.35%
Kentucky Tender Option Bond Trust Receipts Certificates Series XF1024 (Health Revenue, Deutsche Bank LIQ) 144A	0.26	1-1-2045	3,700,000	3,700,000

Louisiana: 0.38%

Variable Rate Demand Note ø: 0.38%
Louisiana BAN Series 2016A JPMorgan PUTTER Series 5006 (GO Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.01	8-15-2016	4,000,000	4,000,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Maryland: 1.12%

Other Municipal Debt: 0.10%
Maryland University System Auxiliary Facilities & Tuition Revenue Bonds Series 2014-A (Education Revenue)	5.00%	4-1-2016	$1,000,000	$1,007,943

Variable Rate Demand Notes ø: 1.02%
Baltimore County MD Maryvale Preparatory School Facilities Project Series 2005A (Education Revenue, Manufacturers & Traders Bank LOC)	0.06	12-3-2035	880,000	880,000
Maryland HEFA University of Maryland Medical System Issue Series 2008-E (Health Revenue, Bank of Montreal LOC)	0.01	7-1-2041	10,000,000	10,000,000

				10,880,000

Massachusetts: 2.19%

Other Municipal Debt: 1.06%
Massachusetts RAN Series A (GO Revenue)	2.00	4-27-2016	11,300,000	11,349,834

Variable Rate Demand Notes ø: 1.13%
Massachusetts Bonds Series 2015B JPMorgan Chase PUTTER/DRIVER Trust Series 5004 (GO Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.01	9-1-2017	3,000,000	3,000,000
Massachusetts Bonds Series 2015C JPMorgan Chase PUTTER/DRIVER Trust Series 5005 (GO Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.01	6-1-2018	3,000,000	3,000,000
Massachusetts Development Finance Agency Cushing Academy Issue Series 2004 (Education Revenue, TD Bank NA LOC)	0.01	3-1-2034	5,300,000	5,300,000
Massachusetts Industrial Finance Agency Constitution Project (Miscellaneous Revenue, TD Bank NA LOC)	0.17	6-1-2018	700,000	700,000

				12,000,000

Michigan: 4.40%

Variable Rate Demand Notes ø: 4.40%
Green Lake Township MI Economic Development Corporation Interlochen Center Arts Project Series 2004 (Miscellaneous Revenue, BMO Harris Bank NA LOC)	0.01	6-1-2034	290,000	290,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.19	11-15-2047	2,800,000	2,800,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-8 (Health Revenue) (i)	0.19	11-15-2049	1,800,000	1,800,000
Michigan Housing Development Authority AMT Series A (Housing Revenue, AGM Insured, Fortis Bank SA SPA)	0.20	4-1-2042	25,920,000	25,920,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2002 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.03	1-1-2032	12,000,000	12,000,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2003 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.03	1-1-2032	4,070,000	4,070,000

				46,880,000

Minnesota: 2.10%

Variable Rate Demand Notes ø: 2.10%
Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	1-15-2038	16,865,000	16,865,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016	Wells Fargo Municipal Cash Management Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02%	8-15-2038	$750,000	$750,000
Hennepin County MN Housing & RDA Stone Arch Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	4-15-2035	2,800,000	2,800,000
Minnesota Bond Securitization Trust Certificate Series S-1 (Miscellaneous Revenue, PNC Bank NA LOC)	0.16	2-1-2027	1,260,000	1,260,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	6-1-2032	700,000	700,000

				22,375,000

Mississippi: 0.01%

Variable Rate Demand Note ø: 0.01%
Mississippi Business Finance Commission Gulf Opportunity Zone Chevron USA Incorporated Project Series E (Industrial Development Revenue)	0.01	12-1-2030	100,000	100,000

Missouri: 2.03%

Variable Rate Demand Notes ø: 2.03%
Greene County MO Strasbourg Estates Project (Housing Revenue, U.S. Bank NA LOC)	0.03	8-1-2038	2,160,000	2,160,000
Missouri Environmental Improvement & Energy Resources Authority (Water & Sewer Revenue, BHAC/Ambac Insured, Credit Suisse LIQ) 144A	0.05	12-1-2036	12,235,000	12,235,000
Missouri Tender Option Bond Trust Receipts/Certificates Series XF2198 (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.02	5-1-2023	2,670,000	2,670,000
Missouri Tender Option Bond Trust Receipts/Certificates Series ZM0124 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	0.01	5-1-2023	2,500,000	2,500,000
St. Louis County MO Sewer District Wastewater System Series 2013B (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.14	5-1-2043	2,000,000	2,000,000

				21,565,000

Nebraska: 0.58%

Variable Rate Demand Note ø: 0.58%
Nebraska Investment Finance Authority Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.04	9-1-2031	6,190,000	6,190,000

Nevada: 0.73%

Variable Rate Demand Note ø: 0.73%
Nevada Housing Division Multi-Unit Fort Apache Road LLC Series A (Housing Revenue, Exchange Bank LOC)	0.11	10-1-2026	7,800,000	7,800,000

New Hampshire: 0.00%

Variable Rate Demand Note ø: 0.00%
New Hampshire HEFA Dartmouth College Project Series 3069 (Education Revenue, Credit Suisse LIQ) 144A	0.01	6-1-2039	139	139

New Jersey: 0.57%

Variable Rate Demand Notes ø: 0.57%
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2015-XF0015 (Housing Revenue, JPMorgan Chase & Company LIQ) 144A	0.07	4-1-2023	2,410,000	2,410,000
New Jersey Turnpike Authority Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1153X (Transportation Revenue, Deutsche Bank LIQ) 144A	0.14	1-1-2038	3,700,000	3,700,000

				6,110,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

New York: 5.84%

Other Municipal Debt: 0.34%
New York Dormitory Authority Series 2014-C (Tax Revenue)	4.00%	6-15-2016	$1,300,000	$1,318,091
New York Thruway Authority Second Generation Highway & Bridge Trust Fund Series A (Miscellaneous Revenue, Ambac Insured)	5.00	4-1-2016	2,235,000	2,252,530

				3,570,621

Variable Rate Demand Notes ø: 5.50%
Metropolitan Transportation Authority New York Sub Series G-2 (Transportation Revenue, TD Bank NA LOC)	0.01	11-1-2032	10,000,000	10,000,000
New York HFA ROC RR-II-R-11700 Series B (Housing Revenue, Citibank NA LIQ) 144A	0.05	5-1-2038	6,810,000	6,810,000
New York HFA Series 2014-A (Housing Revenue, Bank of China LOC)	0.02	5-1-2048	4,620,000	4,620,000
New York Metropolitan Transportation Authority Dedicated Tax Series 2008A-1 (Tax Revenue, Royal Bank of Canada LOC)	0.01	11-1-2031	1,000,000	1,000,000
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) 144A	0.05	10-1-2031	4,160,000	4,160,000
New York Mortgage Agency Homeowner ROC RR-II-R-11704 (Housing Revenue, Citibank NA LIQ) 144A	0.05	10-1-2031	1,560,000	1,560,000
New York Mortgage Agency Homeowner Series 139 (Housing Revenue, JPMorgan Chase & Company SPA)	0.02	10-1-2037	500,000	500,000
New York Mortgage Agency Homeowner Series 144 (Housing Revenue, JPMorgan Chase & Company SPA)	0.01	10-1-2037	1,800,000	1,800,000
New York NY Fiscal 1994 Series H Sub Series H-3 (GO Revenue, AGM Insured, State Street Bank & Trust Company SPA)	0.01	8-1-2021	4,000,000	4,000,000
New York NY Housing Development Corporation Multifamily Housing Series 2015F (Water & Sewer Revenue, Bank of America NA SPA)	0.01	6-15-2048	800,000	800,000
New York NY Municipal Water Finance Authority Water & Sewer System 2nd Generation Resolution Fiscal 2014 Sub Series AA-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.01	6-15-2050	4,000,000	4,000,000
New York NY Municipal Water Finance Authority Water & Sewer System 2nd Generation Resolution Fiscal 2016 Sub Series AA-2 (Water & Sewer Revenue, PNC Bank NA SPA)	0.01	6-15-2048	10,000,000	10,000,000
New York NY Municipal Water Finance Authority Water & Sewer System 2nd Generation Resolution Fiscal 2016 Sub Series AA-3 (Water & Sewer Revenue, Royal Bank of Canada SPA)	0.01	6-15-2048	2,400,000	2,400,000
New York NY Municipal Water Finance Authority Water & Sewer Systems Revenue Bonds Fiscal 2012 Series A (Water & Sewer Revenue, Mizuho Corporate Bank SPA)	0.01	6-15-2044	500,000	500,000
New York NY Sub Series D-4 (GO Revenue, TD Bank NA LOC)	0.01	8-1-2040	1,720,000	1,720,000
New York NY Transitional Finance Authority Future Tax Secured Tax-Exempt Bonds Fiscal 2015 Sub Series A-3 (Tax Revenue, Mizuho Bank Limited SPA)	0.01	8-1-2043	1,100,000	1,100,000
New York NY Transitional Finance Authority Recovery Bonds Fiscal 2003 Series 3 Sub Series 3F (Tax Revenue, Royal Bank of Canada SPA)	0.01	11-1-2022	1,400,000	1,400,000
New York NY Transitional Finance Authority Sub Series 2003A-4 (Tax Revenue, TD Bank NA SPA)	0.01	11-1-2029	100,000	100,000
New York Tender Option Bond Trust Receipts/Certificates (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.02	2-15-2023	415,000	415,000
New York Tender Option Bond Trust Receipts/Certificates (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.04	5-1-2017	1,710,000	1,710,000

				58,595,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016	Wells Fargo Municipal Cash Management Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

North Carolina: 1.45%

Variable Rate Demand Notes ø: 1.45%
Charlotte Mecklenburg NC Hospital Authority Carolinas Health Care System Series 2007E (Health Revenue, TD Bank NA LOC, AGM Insured)	0.01%	1-15-2044	$700,000	$700,000
Greensboro NC Public Improvement Series B (GO Revenue, Bank of America NA SPA)	0.02	2-1-2028	200,000	200,000
North Carolina HFA Home Ownership Series 15-C (Housing Revenue, AGM Insured, TD Bank NA SPA)	0.03	7-1-2032	4,525,000	4,525,000
North Carolina HFA Home Ownership Series 16-C (Housing Revenue, TD Bank NA SPA)	0.03	7-1-2032	4,255,000	4,255,000
North Carolina Tender Option Bond Trust Receipts Certificates Series XF2165 (Education Revenue, Morgan Stanley Bank LIQ) 144A	0.02	10-1-2055	5,795,000	5,795,000

				15,475,000

North Dakota: 0.80%

Other Municipal Debt: 0.66%
Mercer County ND PCR Series 2009-1 (Utilities Revenue)	0.04	2-3-2016	7,000,000	7,000,000

Variable Rate Demand Note ø: 0.14%
Mandan ND IDA Cloverdale Foods Company Project (Industrial Development Revenue, BNC National Bank LOC)	0.20	12-1-2022	1,540,000	1,540,000

Ohio: 3.20%

Variable Rate Demand Notes ø: 3.20%
JobsOhio Beverage Systems Statewide Liquor Profits Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1157 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.13	1-1-2038	4,900,000	4,900,000
Ohio Air Quality Development Authority (Miscellaneous Revenue)	0.04	3-1-2032	6,300,000	6,300,000
Ohio Air Quality Development Authority (Miscellaneous Revenue)	0.04	9-1-2037	19,500,000	19,500,000
Tuscarawas County OH Port Authority Plymouth Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.06	8-1-2038	3,345,000	3,345,000

				34,045,000

Oregon: 0.54%

Variable Rate Demand Note ø: 0.54%
Port of Portland OR Horizon Air Industries Incorporated Project (Airport Revenue, Bank of America NA LOC)	0.02	6-15-2027	5,700,000	5,700,000

Other: 9.28%

Variable Rate Demand Notes ø: 9.28%
Clipper Tax-Exempt Certificate Trust Series 2009-32 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06	1-1-2018	595,000	595,000
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06	2-15-2028	27,388,000	27,388,000
Clipper Tax-Exempt Certified Trust Series 2005-30 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.16	6-1-2038	1,460,000	1,460,000
Clipper Tax-Exempt Certified Trust Series 2006-02 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.16	10-1-2036	420,000	420,000
Clipper Tax-Exempt Certified Trust Series 2006-06 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.16	7-1-2037	1,020,000	1,020,000

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)
Clipper Tax-Exempt Certified Trust Series 2006-10 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.16%	9-1-2037	$210,000	$210,000
Clipper Tax-Exempt Certified Trust Series 2007-19 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.16	9-1-2039	1,026,000	1,026,000
FHLMC MFHR Series M019 Class A (Housing Revenue, FHLMC LIQ)	0.04	1-15-2047	14,579,000	14,579,000
FHLMC MFHR Series M021 Class A (Housing Revenue, FHLMC LIQ)	0.04	6-15-2036	24,180,000	24,180,000
FHLMC MFHR Series M031 Class A (Housing Revenue, FHLMC LIQ)	0.02	12-15-2045	2,495,000	2,495,000
FHLMC MFHR Series M033 Class A (Housing Revenue, FHLMC LIQ)	0.02	3-15-2049	2,700,000	2,700,000
FHLMC Series M020 Class A (Housing Revenue, FHLMC LIQ)	0.04	11-15-2036	22,776,000	22,776,000

				98,849,000

Pennsylvania: 0.73%

Variable Rate Demand Notes ø: 0.73%
Beaver County PA IDA Daily Corporation Project (Industrial Development Revenue)	0.06	9-1-2032	1,900,000	1,900,000
Central Bradford Progress Authority Pennsylvania Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-C-14 (Health Revenue, Royal Bank of Canada LOC) 144A	0.01	6-1-2035	100,000	100,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4298Z (Housing Revenue, JPMorgan Chase & Company LIQ) 144A	0.06	4-1-2029	2,325,000	2,325,000
Pennsylvania EDFA Fitzpatrick Container Company Project (Industrial Development Revenue, PNC Bank NA LOC)	0.11	12-1-2023	1,100,000	1,100,000
Pennsylvania EDFA Series G10 (Miscellaneous Revenue, PNC Bank NA LOC)	0.11	12-1-2025	2,000,000	2,000,000
Pennsylvania Housing Finance Agency Series 2004 (GO Revenue, PNC Bank NA SPA)	0.02	1-1-2034	195,000	195,000
Southcentral Pennsylvania General Authority WellSpan Health Obliged Group Series 2014A Tender Option Bond Trust Receipt Series 2015-ZM0081 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.02	6-1-2044	200,000	200,000

				7,820,000

South Carolina: 3.04%

Other Municipal Debt: 2.55%
South Carolina Association of Governmental Organizations Certificate of Participation Series A (Miscellaneous Revenue)	1.50	4-14-2016	12,135,000	12,166,427
York County SC PCR Series 2000B-1 (Utilities Revenue)	0.25	3-1-2016	5,200,000	5,200,000
York County SC PCR Series 2000B-2 (Utilities Revenue)	0.25	3-1-2016	5,300,000	5,300,000
York County SC PCR Series 2000B-3 (Utilities Revenue)	0.25	3-1-2016	4,500,000	4,500,000

				27,166,427

Variable Rate Demand Note ø: 0.49%
South Carolina Jobs EDA Blue Ridge Log Cabins LLC Series 2007 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.07	3-1-2032	5,210,000	5,210,000

South Dakota: 0.15%

Variable Rate Demand Note ø: 0.15%
Grant County SD Mill Valley LLC Project (Industrial Development Revenue, Farm Credit Services America LOC)	0.05	7-1-2037	1,600,000	1,600,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016	Wells Fargo Municipal Cash Management Money Market Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Tennessee: 1.11%

Variable Rate Demand Notes ø: 1.11%
Chattanooga TN Health & Education Housing Facilities Tender Option Bond Trust Receipts Series 2015-XF1023 (Health Revenue, Deutsche Bank LIQ) 144A	0.26%	1-1-2045	$10,720,000	$10,720,000
Montgomery County TN Public Building Authority Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)	0.01	7-1-2038	1,100,000	1,100,000

				11,820,000

Texas: 11.87%

Other Municipal Debt: 0.07%
Dallas TX Independent School District Series 2012 (GO Revenue)	4.00	8-15-2016	700,000	713,871

Variable Rate Demand Notes ø: 11.80%
Austin TX Series 2008-1191 (Housing Revenue, GNMA/FNMA/FHLMC Insured, Bank of America NA LIQ)	0.16	7-1-2032	1,915,000	1,915,000
Dallam County TX Industrial Development Corporation Dalhart Jersey Ranch Incorporated Series 2008 (Resource Recovery Revenue)	0.05	8-1-2039	1,700,000	1,700,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-1127X (Airport Revenue, Deutsche Bank LIQ) 144A	0.16	11-1-2035	19,800,000	19,800,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-1172X (Airport Revenue, Deutsche Bank LIQ) 144A	0.16	11-1-2037	10,245,000	10,245,000
Harris TX Cultural and Educational Facilities Authority Barclays Residual Interest Bonds Trust Series 5WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.16	7-1-2018	8,900,000	8,900,000
Houston TX Water & Sewer System Revenue Series PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA LIQ) 144A	0.07	12-1-2023	5,400,000	5,400,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project (Industrial Development Revenue)	0.06	4-1-2033	6,700,000	6,700,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project Class A (Industrial Development Revenue)	0.06	4-1-2037	15,000,000	15,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial Development Revenue)	0.02	3-1-2042	7,500,000	7,500,000
Port Arthur TX Navigation District Jefferson County Total Petrochemicals USA Incorporated Project Series 2003-C (Industrial Development Revenue)	0.02	4-1-2027	3,000,000	3,000,000
Port Corpus Christi TX Flint Hills Resources Project Series 2007 (Resource Recovery Revenue)	0.15	1-1-2032	5,000,000	5,000,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue)	0.15	4-1-2028	16,500,000	16,500,000
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 Deutsche Bank SPEAR/LIFER Trust Series DBE-1193 (Utilities Revenue, Deutsche Bank LIQ) 144A	0.26	12-15-2032	3,000,000	3,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.31	12-15-2026	21,041,892	21,041,892

				125,701,892

Utah: 0.82%

Variable Rate Demand Notes ø: 0.82%
Murray UT City Hospital IHC Health Services Incorporated Series C (Health Revenue)	0.01	5-15-2036	4,900,000	4,900,000
Weber County UT Hospital IHC Health Services Series 2000A (Health Revenue, Bank of New York Mellon SPA)	0.01	2-15-2031	3,800,000	3,800,000

				8,700,000

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Vermont: 0.91%

Variable Rate Demand Notes ø: 0.91%
Vermont HFA Series A (Housing Revenue, AGM Insured, Bank of New York Mellon SPA)	0.05%	5-1-2037	$4,200,000	$4,200,000
Vermont HFA Series C (Housing Revenue, AGM Insured, Bank of New York Mellon SPA)	0.05	11-1-2037	5,500,000	5,500,000

				9,700,000

Virginia: 1.38%

Variable Rate Demand Notes ø: 1.38%
Chesterfield County VA IDA Super Radiator Coils Project Series A (Industrial Development Revenue, Marshall & Ilsley Bank LOC)	0.06	4-1-2026	2,050,000	2,050,000
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.19	5-15-2042	6,810,000	6,810,000
Norfolk VA EDA Sentara Healthcare Series 2010-B (Health Revenue) (i)	0.21	11-1-2034	5,795,000	5,795,000

				14,655,000

Washington: 1.17%

Other Municipal Debt: 0.07%
Washington Motor Vehicle Fuel Tax Series 2009-D (Tax Revenue)	5.00	2-1-2016	725,000	725,000

Variable Rate Demand Notes ø: 1.10%
Squaxin Island Tribe Washington Tribal Infrastructure Revenue Series 2008-B (Miscellaneous Revenue, Bank of America NA LOC)	0.09	5-1-2028	1,380,000	1,380,000
Washington Finance Authority Smith Brothers Farms Incorporated Series 2001 (Industrial Development Revenue, Northwest Farm Credit LOC)	0.04	9-1-2021	3,300,000	3,300,000
Washington Tender Option Bond Trust Receipts/Certificates Series XF1017 (Health Revenue, Deutsche Bank LIQ) 144A	0.26	1-1-2035	7,100,000	7,100,000

				11,780,000

West Virginia: 0.63%

Variable Rate Demand Notes ø: 0.63%
West Virginia EDA Collins Hardwood Company LLC (Miscellaneous Revenue, CoBank LOC)	0.04	10-1-2017	4,000,000	4,000,000
West Virginia EDA Collins Hardwood Company LLC (Industrial Development Revenue, American AgCredit LOC)	0.04	10-1-2031	2,700,000	2,700,000

				6,700,000

Wisconsin: 0.97%

Variable Rate Demand Notes ø: 0.97%
Brodhead WI Stoughton Trailers Incorporated Project (Industrial Development Revenue, JPMorgan Chase & Company LOC)	0.14	8-1-2020	4,800,000	4,800,000
West Bend WI Bestech Tool Corporation Project Series A (Industrial Development Revenue, U.S. Bank NA LOC)	0.25	9-1-2019	435,000	435,000
Wisconsin Housing & EDA (Housing Revenue, AGM Insured, FHLB SPA)	0.12	5-1-2044	5,080,000	5,080,000

				10,315,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016	Wells Fargo Municipal Cash Management Money Market Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Wyoming: 0.01%

Variable Rate Demand Note ø: 0.01%
Uinta County WY PCR Chevron USA Incorporated Project Series 1992 (Industrial Development Revenue)	0.01%	12-1-2022	$100,000	$100,000

Total Municipal Obligations (Cost $887,384,917)				887,384,917

Other: 4.40%
Nuveen California Dividend Municipal Fund Variable Rate Demand Preferred Shares Series 3 (Deutsche Bank LIQ) 144A§±	0.10	3-1-2040	3,000,000	3,000,000
Nuveen California Dividend Municipal Fund Variable Rate Demand Preferred Shares Series 5 (Citibank NA LIQ) 144A§±	0.10	8-1-2040	3,700,000	3,700,000
Nuveen California Dividend Municipal Fund Variable Rate Demand Preferred Shares Series 6 (Citibank NA LIQ) 144A§±	0.10	8-1-2040	2,400,000	2,400,000
Nuveen New Jersey Dividend Municipal Fund Variable Rate Demand Preferred Shares Series 5 (TD Bank NA LIQ) 144A§±	0.10	8-3-2043	11,500,000	11,500,000
Nuveen New York AMT-Free Municipal Income Fund Variable Rate Demand Preferred Shares Series 2190-1 (Deutsche Bank Trust Company LIQ) 144A§±	0.11	6-1-2040	4,000,000	4,000,000
Western Asset Intermediate Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A§±	0.10	2-25-2045	3,500,000	3,500,000
Western Asset Managed Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A§±	0.10	3-4-2045	15,000,000	15,000,000
Western Asset Municipal Partners Fund Incorporated Variable Rate Demand Preferred Shares Series 1 144A§±	0.10	3-11-2045	3,700,000	3,700,000

Total Other (Cost $46,800,000)				46,800,000

Repurchase Agreements ^^: 12.25%
Citigroup Global Markets Incorporated, dated 1-29-2016, maturity value $86,501,874 (1)	0.26	2-1-2016	86,500,000	86,500,000
Credit Agricole, dated 1-29-2016, maturity value $44,001,100 (2)	0.30	2-1-2016	44,000,000	44,000,000

Total Repurchase Agreements (Cost $130,500,000)				130,500,000

Total investments in securities (Cost $1,064,684,917) *	99.97%	1,064,684,917
Other assets and liabilities, net	0.03	372,529

Total net assets	100.00%	$1,065,057,446

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(i)	Illiquid security for which the designation as illiquid is unaudited.

±	Variable rate investment. The rate shown is the rate in effect at period end.

^^	Collateralized by:

(1)	U.S. government securities, 1.50% to 2.00%, 2-28-2019 to 11-30-2022, fair value including accrued interest is $88,230,003.

(2)	U.S. government security, 1.13%, 4-30-2020, fair value including accrued interest is $44,880,005.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Municipal Cash Management Money Market Fund	Statement of assets and liabilities—January 31, 2016

Assets
Investments
In unaffiliated securities, at amortized cost	$934,184,917
In repurchase agreements, at amortized cost	130,500,000

Total investments, at amortized cost	1,064,684,917
Cash	85,422
Receivable for investments sold	1,080,000
Receivable for interest	746,081
Prepaid expenses and other assets	59,669

Total assets	1,066,656,089

Liabilities
Dividends payable	7,619
Payable for investments purchased	1,229,969
Payable for Fund shares redeemed	4,019
Management fee payable	876
Administration fees payable	72,827
Trustees’ fees and expenses payable	151,379
Accrued expenses and other liabilities	131,954

Total liabilities	1,598,643

Total net assets	$1,065,057,446

NET ASSETS CONSIST OF
Paid-in capital	$1,065,147,083
Overdistributed net investment income	(140,020)
Accumulated net realized gains on investments	50,383

Total net assets	$1,065,057,446

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Administrator Class	$3,537,250
Shares outstanding – Administrator Class[1]	3,536,924
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$953,036,001
Shares outstanding – Institutional Class[1]	952,929,265
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$108,484,195
Shares outstanding – Service Class[1]	108,478,573
Net asset value per share – Service Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended January 31, 2016	Wells Fargo Municipal Cash Management Money Market Fund	21

Investment income
Interest	$1,115,089

Expenses
Management fee	1,508,025
Administration fees
Administrator Class	3,527
Institutional Class	701,007
Service Class	150,678
Shareholder servicing fees
Administrator Class	3,527
Service Class	247,958
Custody and accounting fees	53,530
Professional fees	22,258
Registration fees	27,117
Shareholder report expenses	14,704
Trustees’ fees and expenses	11,020
Other fees and expenses	25,337

Total expenses	2,768,688
Less: Fee waivers and/or expense reimbursements	(1,754,140)

Net expenses	1,014,548

Net investment income	100,541

Net realized gains on investments	140,400

Net increase in net assets resulting from operations	$240,941

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Municipal Cash Management Money Market Fund	Statement of changes in net assets

	Year ended January 31, 2016		Year ended January 31, 2015

Operations
Net investment income		$100,541		$117,981
Net realized gains on investments		140,400		137,428

Net increase in net assets resulting from operations		240,941		255,409

Distributions to shareholders from
Net investment income
Administrator Class		(354)		(353)
Institutional Class		(87,631)		(103,581)
Service Class		(12,556)		(14,047)
Net realized gains
Administrator Class		(436)		(331)
Institutional Class		(113,924)		(109,324)
Service Class		(15,231)		(11,719)

Total distributions to shareholders		(230,132)		(239,355)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Institutional Class	7,373,318,330	7,373,318,330	5,967,051,034	5,967,051,034
Service Class	222,789,154	222,789,154	288,455,640	288,455,640

		7,596,107,484		6,255,506,674

Reinvestment of distributions
Administrator Class	790	790	684	684
Institutional Class	22,886	22,886	28,419	28,419
Service Class	11,849	11,849	11,640	11,640

		35,525		40,743

Payment for shares redeemed
Institutional Class	(7,428,980,604)	(7,428,980,604)	(6,063,109,257)	(6,063,109,257)
Service Class	(254,784,279)	(254,784,279)	(323,364,747)	(323,364,747)

		(7,683,764,883)		(6,386,474,004)

Net decrease in net assets resulting from capital share transactions		(87,621,874)		(130,926,587)

Total decrease in net assets		(87,611,065)		(130,910,533)

Net assets
Beginning of period		1,152,668,511		1,283,579,044

End of period		$1,065,057,446		$1,152,668,511

Overdistributed net investment income		$(140,020)		$(178,603)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Municipal Cash Management Money Market Fund	23

(For a share outstanding throughout each period)

	Year ended January 31
ADMINISTRATOR CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	0.00

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.02%	0.02%	0.04%	0.05%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.37%	0.37%	0.36%	0.36%	0.36%
Net expenses	0.10%	0.11%	0.15%	0.22%	0.24%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$3,537	$3,536	$3,536	$3,534	$3,533

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Municipal Cash Management Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
INSTITUTIONAL CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	0.00

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.02%	0.02%	0.04%	0.08%	0.05%
Ratios to average net assets (annualized)
Gross expenses	0.25%	0.25%	0.24%	0.24%	0.24%
Net expenses	0.10%	0.11%	0.15%	0.19%	0.19%
Net investment income	0.01%	0.01%	0.01%	0.04%	0.06%
Supplemental data
Net assets, end of period (000s omitted)	$953,036	$1,008,667	$1,104,686	$1,566,716	$2,337,778

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Municipal Cash Management Money Market Fund	25

(For a share outstanding throughout each period)

	Year ended January 31
SERVICE CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	0.00

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.02%	0.02%	0.04%	0.05%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.48%	0.47%	0.48%	0.48%	0.50%
Net expenses	0.10%	0.11%	0.15%	0.22%	0.25%
Net investment income (loss)	0.01%	0.01%	0.01%	0.01%	(0.01)%
Supplemental data
Net assets, end of period (000s omitted)	$108,484	$140,465	$175,358	$140,313	$213,380

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Municipal Cash Management Money Market Fund	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Municipal Cash Management Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Funds. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements	Wells Fargo Municipal Cash Management Money Market Fund	27

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At January 31, 2016, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Overdistributed net investment income	Accumulated net realized gains on investments
$38,583	$(38,583)

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

28	Wells Fargo Municipal Cash Management Money Market Fund	Notes to financial statements

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. At January 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the year ended January 31, 2016 have been included in management fee on the Statement of Operations.

For the year ended January 31, 2016, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.30% for Administrator Class shares, 0.20% for Institutional Class shares and 0.45% for Service Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the year ended January 31, 2016, Funds Management voluntarily waived additional expenses to maintain a positive yield.

Notes to financial statements	Wells Fargo Municipal Cash Management Money Market Fund	29

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents. Administrator Class and Service Class of the Fund are charged a fee at an annual rate of 0.10% and 0.25%, respectively, of their average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended January 31, 2016 and January 31, 2015 were as follows:

	Year ended January 31
	2016	2015
Ordinary income	$123,413	$31,864
Tax-exempt income	24,717	105,422
Long-term capital gain	82,002	102,069

As of January 31, 2016, distributable earnings on a tax basis consisted of $50,383 in undistributed long-term gains.

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

7. MONEY MARKET FUND REFORM

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016. Effective on or before October 14, 2016, the Fund will no longer maintain a stable $1.00 net asset value (NAV) and instead will be offered as a floating, market-based NAV. At this time, management continues to evaluate the implications of these amendments and their impact to the Fund’s operations, financial statements and accompanying notes.

30	Wells Fargo Municipal Cash Management Money Market Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Municipal Cash Management Money Market Fund (formerly known as Wells Fargo Advantage Municipal Cash Management Money Market Fund) (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Municipal Cash Management Money Market Fund as of January 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 24, 2016

Other information (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	31

Pursuant to Section 852 of the Internal Revenue Code, $82,002 was designated as long-term capital gain distributions for the fiscal year ended January 31, 2016.

For the fiscal year ended January 31, 2016, $37,241 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended January 31, 2016, $86,171 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

Pursuant to Section 852 of the Internal Revenue Code, 62.96% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended January 31, 2016.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

32	Wells Fargo Municipal Cash Management Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA ® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	33

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012; Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.
[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

34	Wells Fargo Municipal Cash Management Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

240789 03-16 A307/AR307 01-16

Annual Report

January 31, 2016

Wells Fargo Municipal Money Market Fund

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The views expressed and any forward-looking statements are as of January 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Municipal Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

We do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Municipal Money Market Fund for the 12-month period that ended January 31, 2016. The period was marked by preparation for the new amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission. In the markets, all eyes were on the Federal Reserve (Fed) to see when it would begin normalizing monetary policy; it voted to begin increasing the federal funds rate in December 2015.

We are preparing to implement the new money market fund regulations.

The amendments to Rule 2a-7, which governs money market funds, are scheduled to be fully implemented by October 2016. To recap, U.S. Treasury and government money market funds will continue to operate much as they do today, with stable $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime money market funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors. (We announced in May 2015 changes to our money market fund lineup, identifying which funds would be for retail investors and which would be for institutional investors.) Second, money market fund boards of directors will have discretion to impose either a liquidity fee of up to 2% on shareholder redemptions or a temporary suspension of redemptions (gate) if a fund’s weekly liquid assets fall below 30% of its total assets and the board determines that the fee or gate is in the best interest of the fund’s shareholders.

■	Retail investors will continue to transact at a stable $1.00 NAV but may be subject to liquidity fees and redemption gates as described above.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may also be subject to liquidity fees and redemption gates under special circumstances as described above. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities. Our February 2016 Product Alert featured the intraday price times we will use to continue providing same-day settlement and liquidity to our shareholders.

■	Additional requirements include increased disclosure, tighter diversification requirements, and enhanced stress-testing measures.

■	We will continue to communicate any changes to our money market funds with our shareholders. Specifically, Product Alerts can be found at our website: wellsfargofunds.com. In the brown box on the left-hand side of the page, click on “Product Information” and find them under the “Product Alerts” tab.

While there will be operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

The Fed began normalizing monetary policy.

The Fed raised the target federal funds rate to between 0.25% and 0.50%, stating that its decision “recognizes the considerable progress that has been made toward restoring jobs, raising incomes, and easing economic hardships.” However, the Fed does not have preset paths for interest-rate hikes; rather, it depends on the economic environment. As the Fed begins to normalize monetary policy, it

Letter to shareholders (unaudited)	Wells Fargo Municipal Money Market Fund	3

“expects economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.”

Short-term U.S. Treasury yields rose during the period: 1-month Treasury bills (T-bills) rose 0.21% to end January 2016 at a yield of 0.22%, 6-month T-bills rose 0.38% to end the period with a yield of 0.43%, and 1-year Treasury securities rose 0.31% to finish with a yield of 0.45%. Meanwhile, other short-term, high-quality yields remained under pressure due to strong demand and limited supply.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

Effective April 1, 2016, Institutional Class shares of the Fund will be renamed as Premier Class shares.

Effective September 1, 2016 (the “Effective Date”), the Fund intends to begin operating as a “retail money market fund” and as such, as of this date, investments in the Fund will be limited to accounts beneficially owned by natural persons. Before the Effective Date, the Fund will take steps to cause shareholders other than natural persons that beneficially own shares of the Fund to redeem such shares.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Municipal Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

James Randazzo

Jeffrey L. Weaver, CFA®

Average annual total returns (%) as of January 31, 20161

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (WMUXX)	1-5-1995	0.02	0.03	0.76	0.84	0.65
Institutional Class (WMTXX)	7-9-2010	0.02	0.04	0.88	0.45	0.20
Service Class (WMSXX)	11-2-1988	0.02	0.03	0.86	0.74	0.45
Sweep Class	6-30-2000	0.02	0.03	0.66	1.19	1.00

Yield summary (%) as of January 31, 20163

	Class A	Institutional Class	Service Class	Sweep Class
7-day current yield	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT).

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Municipal Money Market Fund	5

Revenue source distribution of January 31, 2016[4]

Weighted average maturity as of January 31, 2016[5]
16 days

Weighted average life as of January 31, 2016[6]
16 days

Effective maturity distribution as of January 31, 2016[4]

[1]	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Service Class shares, and includes the higher expenses applicable to Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Municipal Money Market Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2017, to cap the Total Annual Fund Operating Expenses After Fee Waiver at 0.64% for Class A, 0.20% for Institutional Class, 0.45% for Service Class, and 1.00% for Sweep Class. After this time, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.68)%, (0.30)%, (0.59)%, and (1.03)% for Class A, Institutional Class, Service Class, and Sweep Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Municipal Money Market Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

During the 12-month period that ended January 31, 2016, the municipal money market space continued to be influenced by broader market dynamics largely driven by U.S. Federal Reserve (Fed) monetary policy, regulatory reform, and ongoing sector-specific supply challenges. Tax-exempt money market yields remained depressed as demand continued to outpace supply despite moderate outflows from municipal money market funds during the period. In particular, shrinking outstanding balances of variable-rate demand notes (VRDNs), tender option bonds (TOBs), and tax-exempt notes continued to exert downward pressure on rates in the short end of the municipal money market curve. On a positive note, credit quality in the municipal sector in general continued to steadily improve as tax revenues and property valuations strengthened along with improvements in the broader U.S. economy over the past 12 months.

During the period, the combination of limited primary market supply and persistent demand for overnight and weekly VRDNs and TOBs capped the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index1 at record lows. This benchmark for weekly tax-exempt floating-rate notes began the period at 0.02% and remained in the low single digits for the vast majority of the period. The index experienced its typical seasonal tax-time weakness, rising to the 0.10%–0.11% range for a brief spell during April and May. However, this index averaged just 0.03% during the 12-month period, down from an average of 0.05% the previous period. The ongoing contraction in supply, combined with strong inflows into municipal money market funds during the November to January time frame, kept a tight lid on municipal rates despite increases in taxable yields following the Fed meeting in mid-December. The SIFMA index remained unchanged at 0.01% to finish out the final months of the period.

Supply and demand imbalances were evident in the fixed-rate markets as well. During the period, yields on commercial paper with maturities between 30 and 90 days remained stuck in the 0.05%–0.10% range as investors sought tax-exempt alternatives for even lower-yielding VRDNs and TOBs. Further out on the curve, market participants were forced to juggle the prospects of higher rates via the Fed with a significant drop in new-issue supply in the cash-flow note markets. The complete absence of perennial cash-flow note issuers, such as California and Texas, led to an approximate 23% drop in new-issue volume from $44.8 billion in 2014 to $34.5 billion in 2015. The lack of new-issue supply in this segment of the market presented a substantial reinvestment challenge for many investors and affected demand across the entire municipal money market spectrum. Ultimately, yields on six-month high-grade paper rose from roughly 0.08% to 0.24% by the end of the period. Meanwhile, high-grade paper in the one-year space rose from 0.14% to a multiyear high of 0.50% following the Fed meeting in December. However, market sentiment quickly reversed course due to increased market volatility during the month of January, resulting in lower expectations for market yields and a corresponding drop in one-year tax-exempt levels back down to 0.40% to finish the period.

During the period, we continued to maintain relatively low weighted-average maturities in this Fund due to the persistently low and relatively flat yield-curve environment in the municipal money market space. We also continued to maintain high daily and weekly liquidity targets in order to ensure principal stability. Accordingly, we continued to focus our investments primarily in VRDNs and TOBs with daily and weekly tender features. In addition, we continued to use high-grade fixed-rate notes, commercial paper, and prerefunded securities to selectively extend maturity profiles and enhance diversification.

Strategic outlook

We are hopeful that rising taxable rates via further tightening of monetary policy by the Fed will ultimately result in higher yields for tax-exempt money market investors. Additionally, we are optimistic that greater clarity regarding regulatory reforms and the potential normalization of the municipal yield curve will foster a rebound in much-needed supply in the short end of the tax-exempt money market space. We also anticipate that many state and local governments will slowly increase their willingness to restore investment in much-needed education and infrastructure programs that have been neglected in recent years. This potential increase in public sector spending will hopefully provide investment opportunities for buyers in the municipal money markets.

[1]	The SIFMA Municipal Swap Index is a seven-day high-grade market index composed of tax-exempt variable-rate demand obligations with certain characteristics. The index is calculated and published by Bloomberg. The index is overseen by SIFMA’s Municipal Swap Index Committee. You cannot invest directly in an index.

Fund expenses (unaudited)	Wells Fargo Municipal Money Market Fund	7

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2015 to January 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2015	Ending account value 1-31-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.14	$0.56	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.65	$0.56	0.11%
Institutional Class
Actual	$1,000.00	$1,000.14	$0.53	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.67	$0.54	0.11%
Service Class
Actual	$1,000.00	$1,000.14	$0.54	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.67	$0.54	0.11%
Sweep Class
Actual	$1,000.00	$1,000.14	$0.52	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.68	$0.53	0.10%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8	Wells Fargo Municipal Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 80.96%

Alabama: 0.84%

Variable Rate Demand Note ø: 0.84%
Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue)	0.17%	8-1-2041	$2,600,000	$2,600,000

Arizona: 0.63%

Variable Rate Demand Notes ø: 0.63%
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.04	8-1-2026	700,000	700,000
Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.04	8-1-2027	1,250,000	1,250,000

				1,950,000

California: 3.82%

Other Municipal Debt: 0.75%
Los Angeles County CA TRAN Series 2015 (GO Revenue)	2.00	6-30-2016	800,000	805,503
Los Angeles County CA TRAN Series 2015 (Miscellaneous Revenue)	5.00	6-30-2016	700,000	713,713
San Francisco Bay Area CA Toll Authority Series F (Transportation Revenue) §	5.00	4-1-2031	800,000	806,301

				2,325,517

Variable Rate Demand Notes ø: 3.07%
California CDA Motion Picture & Television Fund Series A (Health Revenue, Northern Trust Company LOC)	0.03	3-1-2031	800,000	800,000
California Deutsche Bank SPEAR/LIFER Trust Series DBE-364 (Miscellaneous Revenue, AGM/FGIC/Ambac Insured, Deutsche Bank LIQ) 144A	0.31	6-1-2047	1,000,000	1,000,000
California HFA MFHR III Series B (Housing Revenue, JPMorgan Chase & Company LOC)	0.01	8-1-2036	1,920,000	1,920,000
California HFFA Tender Option Bond Trust Receipts Certificates Series XF0236 (Health Revenue, TD Bank NA LIQ) 144A	0.02	8-15-2031	625,000	625,000
Northern California Power Agency Hydroelectric Project Series A (Utilities Revenue, Bank of Montreal LOC)	0.01	7-1-2032	4,800,000	4,800,000
Santa Clara County CA Financing Authority Multiple Facilities Projects Series M (Miscellaneous Revenue, Bank of America NA LOC)	0.01	5-15-2035	380,000	380,000

				9,525,000

Colorado: 3.13%

Variable Rate Demand Notes ø: 3.13%
Colorado Health Facilities Authority Catholic Health Initiatives Series 2013-3364 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.15	10-1-2037	1,000,000	1,000,000
Colorado HFA Worldwest LLP Project Series 1999-A (Industrial Development Revenue, UMB Bank Colorado LOC) 144A	0.33	9-1-2023	2,690,000	2,690,000
Colorado MidCities Metropolitan District #1 Series 2004-B (Tax Revenue, BNP Paribas LOC)	0.11	12-1-2031	1,500,000	1,500,000
Colorado Tender Option Bond Trust Receipts/Certificates Series 2015-XF1003 (Health Revenue, Deutsche Bank LIQ) 144A	0.26	2-1-2041	1,300,000	1,300,000
Colorado Tender Option Bond Trust Receipts/Certificates Series 2015-XF1031 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.16	6-1-2044	1,000,000	1,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016	Wells Fargo Municipal Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Denver City & County CO Airport System Series 2006-A (Airport Revenue, FGIC Insured, Morgan Stanley Bank LIQ) 144A	0.16%	11-15-2025	$1,000,000	$1,000,000
Town of Hudson CO Series A (Industrial Development Revenue, U.S. Bank NA LOC)	0.15	11-1-2020	1,220,000	1,220,000

				9,710,000

Florida: 5.58%

Other Municipal Debt: 3.03%
Charlotte County FL School District TAN (GO Revenue)	1.00	3-31-2016	1,500,000	1,502,065
Citizens Property Insurance Corporation Florida High Risk Account Series 2007-A (Miscellaneous Revenue, National Insured)	5.00	3-1-2016	2,800,000	2,810,825
Collier County FL School Board Certificate of Participation Series 2006 (Miscellaneous Revenue, AGM Insured) §	5.00	2-15-2023	600,000	601,079
JEA Florida Electric System Series 2000-A (Utilities Revenue)	0.03	2-9-2016	1,000,000	1,000,000
JEA Florida Electric System Series 2000-A (Utilities Revenue)	0.03	3-2-2016	1,000,000	1,000,000
JEA Florida Electric System Series 2000-F-1 (Utilities Revenue)	0.03	2-9-2016	2,500,000	2,500,000

				9,413,969

Variable Rate Demand Notes ø: 2.55%
Hillsborough County FL Aviation Authority PUTTER Series 3021 (Airport Revenue, AGC Insured, JPMorgan Chase & Company LIQ) 144A	0.21	10-1-2030	3,000,000	3,000,000
Hillsborough County FL Aviation Authority Tampa International Airport PUTTER Series 2008-A (Airport Revenue, AGC Insured, JPMorgan Chase & Company LIQ) 144A	0.21	10-1-2032	2,000,000	2,000,000
Miami-Dade County FL Expressway Authority Toll System Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1156 (Transportation Revenue, Deutsche Bank LIQ) 144A	0.16	7-1-2025	1,000,000	1,000,000
Tampa FL Baycare Health System Series 2012-B (Health Revenue) (i)	0.21	11-15-2033	1,900,000	1,900,000

				7,900,000

Georgia: 1.35%

Variable Rate Demand Notes ø: 1.35%
Gwinnett County GA Housing Lehman Municipal Trust Receipts Series 06-K72 (Housing Revenue, FNMA Insured, Citibank NA LIQ)	0.31	3-1-2037	1,480,000	1,480,000
Main Street Natural Gas Incorporated Georgia Gas Revenue Sub Series A1 (Utilities Revenue, Royal Bank of Canada SPA)	0.07	8-1-2040	1,595,000	1,595,000
Main Street Natural Gas Incorporated Georgia Gas Revenue Sub Series A2 (Utilities Revenue, Royal Bank of Canada SPA)	0.07	8-1-2040	1,100,000	1,100,000

				4,175,000

Illinois: 2.19%

Other Municipal Debt: 0.03%
Springfield IL Electric Revenue (Utilities Revenue, National Insured) §	5.00	3-1-2027	100,000	100,394

Variable Rate Demand Notes ø: 2.16%
Chicago IL Enterprise Zone Gardner Gibson Project (Industrial Development Revenue, Harris NA LOC)	0.07	7-1-2033	1,890,000	1,890,000
Illinois Finance Authority University of Chicago Tender Option Bond Trust Receipts/Certificates Series 2015-XF2160 (Education Revenue, Barclays Bank plc LOC) 144A	0.03	10-1-2046	900,000	900,000
Illinois Toll Highway Authority Series A2 (Transportation Revenue, AGM Insured, Bank of America NA SPA)	0.01	1-1-2031	300,000	300,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Municipal Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Lake County IL Northpoint Association (Industrial Development Revenue, Northern Trust Company LOC)	0.06%	7-1-2029	$2,600,000	$2,600,000
Peoria County IL Sewerage Facilities Revenue Caterpillar Incorporated Project (Industrial Development Revenue)	0.21	2-1-2030	1,000,000	1,000,000

				6,690,000

Indiana: 0.56%

Variable Rate Demand Note ø: 0.56%
St. Joseph County IN Midcorr Land Development LLC Project (Industrial Development Revenue, PNC Bank NA LOC)	0.11	10-1-2023	1,730,000	1,730,000

Iowa: 1.08%

Variable Rate Demand Notes ø: 1.08%
Iowa Finance Authority Barclays Residual Interest Bonds Trust Series 1WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.16	1-1-2019	1,600,000	1,600,000
Iowa Finance Authority Interwest Project Series 2001 (Industrial Development Revenue, CoBank LOC)	0.04	11-1-2016	340,000	340,000
Iowa Finance Authority Powerfilm Incorporated Project (Industrial Development Revenue, Bank of America NA LOC)	0.15	6-1-2028	1,400,000	1,400,000

				3,340,000

Kansas: 0.81%

Variable Rate Demand Notes ø: 0.81%
Olathe KS Insulite Glass Company Incorporated Project Series 2000 (Industrial Development Revenue, U.S. Bank NA LOC)	0.11	6-1-2020	550,000	550,000
Olathe KS Integral Senior Living LLC Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.11	8-1-2027	1,950,000	1,950,000

				2,500,000

Kentucky: 1.66%

Other Municipal Debt: 0.24%
Kentucky Rural Water Finance Corporation Public Projects Constructions Notes Series 2015-D1 (Water & Sewer Revenue)	1.25	7-1-2016	750,000	752,528

Variable Rate Demand Notes ø: 1.42%
Bardstown KY Industrial Building Linpac Materials Handling Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.11	10-1-2019	1,550,000	1,550,000
Jefferson County KY Industrial Building Dant Growth LLC Project Series 2002 (Industrial Development Revenue, Stock Yards Bank & Trust LOC)	0.11	9-1-2022	1,750,000	1,750,000
Kentucky Tender Option Bond Trust Receipts/Certificates Series XF1024 (Health Revenue, Deutsche Bank LIQ) 144A	0.26	1-1-2045	1,100,000	1,100,000

				4,400,000

Louisiana: 4.05%

Variable Rate Demand Notes ø: 4.05%
Louisiana JPMorgan Chase PUTTER/DRIVER Trust Series 5006 (GO Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.01	8-15-2016	1,000,000	1,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016	Wells Fargo Municipal Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Louisiana HFA Arbor Place Apartments Project Series 2008 (Housing Revenue, FHLMC LIQ)	0.07%	3-1-2043	$7,570,000	$7,570,000
Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (Industrial Development Revenue)	0.11	12-1-2036	4,000,000	4,000,000

				12,570,000

Maryland: 0.10%

Other Municipal Debt: 0.10%
Maryland University System Auxiliary Facilities & Tuition Revenue Bonds Series 2014-A (Education Revenue)	5.00	4-1-2016	300,000	302,383

Massachusetts: 2.99%

Other Municipal Debt: 1.20%
Massachusetts RAN Series A (GO Revenue)	2.00	4-27-2016	3,700,000	3,716,317

Variable Rate Demand Notes ø: 1.79%
Massachusetts JPMorgan Chase PUTTER/DRIVER Trust Series 5004 (GO Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.01	9-1-2017	1,000,000	1,000,000
Massachusetts JPMorgan Chase PUTTER/DRIVER Trust Series 5005 (GO Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.01	6-1-2018	1,000,000	1,000,000
Massachusetts Development Finance Agency Cushing Academy Issue Series 2004 (Education Revenue, TD Bank NA LOC)	0.01	3-1-2034	3,555,000	3,555,000

				5,555,000

Michigan: 3.52%

Variable Rate Demand Notes ø: 3.52%
Green Lake Township MI Economic Development Corporation (Miscellaneous Revenue, BMO Harris Bank NA LOC)	0.01	6-1-2034	485,000	485,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.19	11-15-2047	1,100,000	1,100,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-7 (Health Revenue) (i)	0.19	11-15-2047	1,265,000	1,265,000
Michigan Housing Development Authority Series A (Housing Revenue, AGM Insured, Fortis Bank SA SPA)	0.20	4-1-2042	8,070,000	8,070,000

				10,920,000

Minnesota: 5.17%

Variable Rate Demand Notes ø: 5.17%
Becker MN Plymouth Foam Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.30	5-1-2019	985,000	985,000
Bloomington MN Refunding Bond MFHR Norlan Partnership Series 2000-A-1 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	7-15-2032	4,990,000	4,990,000
Coon Rapids MN Drake Apartments Project A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	6-15-2038	2,655,000	2,655,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02	8-15-2038	400,000	400,000
Mahtomedi MN Briarcliff Manor Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	6-15-2038	3,645,000	3,645,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Municipal Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Minnesota Bond Securitization Trust Certificate Series S-1 (Miscellaneous Revenue, PNC Bank NA LOC)	0.16%	2-1-2027	$1,235,000	$1,235,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	6-1-2032	2,140,000	2,140,000

				16,050,000

Mississippi: 0.22%

Variable Rate Demand Notes ø: 0.22%
Mississippi Business Finance Commission Gulf Opportunity Chevron USA Incorporated Project Series L (Industrial Development Revenue)	0.01	11-1-2035	200,000	200,000
Mississippi Business Finance Commission Gulf Opportunity Chevron USA Incorporated Project Series E (Industrial Development Revenue)	0.01	12-1-2030	200,000	200,000
Mississippi Business Finance Commission Gulf Opportunity Chevron USA Incorporated Project Series H (Industrial Development Revenue)	0.01	11-1-2035	295,000	295,000

				695,000

Missouri: 0.51%

Variable Rate Demand Note ø: 0.51%
St. Charles County MO IDA Kuenz Heating & Sheet Metal Series 2001 (Industrial Development Revenue, U.S. Bank NA LOC)	0.10	4-1-2026	1,595,000	1,595,000

Nebraska: 1.71%

Variable Rate Demand Notes ø: 1.71%
Douglas County NE Hospital Authority #3 Tender Option Bond Trust Receipts Series 2015-XF1042 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.16	11-1-2048	1,000,000	1,000,000
Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.04	9-1-2031	4,310,000	4,310,000

				5,310,000

New Jersey: 0.78%

Variable Rate Demand Note ø: 0.78%
New Jersey Turnpike Authority Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1153X (Transportation Revenue, Deutsche Bank LIQ) 144A	0.14	1-1-2038	2,425,000	2,425,000

New York: 1.91%

Other Municipal Debt: 0.42%
New York Dormitory Authority Series 2014-C (Tax Revenue)	4.00	6-15-2016	400,000	405,566
New York Thruway Authority Second Generation Highway & Bridge Trust Fund Series A (Miscellaneous Revenue, Ambac Insured)	5.00	4-1-2016	900,000	907,059

				1,312,625

Variable Rate Demand Notes ø: 1.49%
New York HFA Series 2014-A (Housing Revenue, Bank of China LOC)	0.02	5-1-2048	1,400,000	1,400,000
New York NY Municipal Water Finance Authority Series AA-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.01	6-15-2050	1,800,000	1,800,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016	Wells Fargo Municipal Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
New York NY Municipal Water Finance Authority Series B-4 (Water & Sewer Revenue, Northern Trust Company SPA)	0.01%	6-15-2045	$455,000	$455,000
New York NY Municipal Water Finance Authority Sub Series A-1 (Water & Sewer Revenue, Mizuho Corporate Bank SPA)	0.01	6-15-2044	565,000	565,000
New York NY Transitional Finance Authority Sub Series 2013A-4 (Tax Revenue, Northern Trust Company SPA)	0.01	8-1-2039	400,000	400,000

				4,620,000

North Carolina: 0.98%

Variable Rate Demand Notes ø: 0.98%
Charlotte-Mecklenburg NC Hospital Authority Series 2005-D (Health Revenue, U.S. Bank NA LOC)	0.01	1-15-2026	1,000,000	1,000,000
North Carolina Tender Option Bond Trust Receipts/Certificates Series XF2165 (Education Revenue, Morgan Stanley Bank LIQ) 144A	0.02	10-1-2055	300,000	300,000
Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.07	12-1-2026	1,750,000	1,750,000

				3,050,000

North Dakota: 1.29%

Other Municipal Debt: 1.29%
Mercer County ND PCR Series 2009-1 (Utilities Revenue)	0.04	2-3-2016	4,000,000	4,000,000

Ohio: 1.72%

Variable Rate Demand Notes ø: 1.72%
Ohio Air Quality Development Authority Andersons Marathon Ethanol LLC Project Series 2007 (Resource Recovery Revenue, CoBank LOC)	0.04	3-1-2032	3,700,000	3,700,000
Ohio Higher Education Facilities University of Dayton Series 2013 Deutsche Bank SPEAR/LIFER Trust Series DBE-1144 (Education Revenue, Deutsche Bank LIQ) 144A	0.13	12-1-2043	550,000	550,000
Ohio Higher Educational Facilities Commission Cleveland Clinic Health Systems Series 2013-B-3 (Health Revenue, U.S. Bank NA LIQ)	0.01	1-1-2039	1,100,000	1,100,000

				5,350,000

Oklahoma: 0.10%

Variable Rate Demand Note ø: 0.10%
Oklahoma Development Finance Authority Industrial Development Tracker Marine Project (Miscellaneous Revenue, Bank of America NA LOC)	0.20	3-1-2018	325,000	325,000

Oregon: 0.68%

Variable Rate Demand Note ø: 0.68%
Port of Portland OR Horizon Air Industries Incorporated Project (Airport Revenue, Bank of America NA LOC)	0.02	6-15-2027	2,100,000	2,100,000

Other: 7.27%

Variable Rate Demand Notes ø: 7.27%
Clipper Tax-Exempt Certificate Trust Certificate of Participation Multi State Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06	2-15-2028	3,327,000	3,327,000
Clipper Tax-Exempt Certificate Trust Series 2007-19 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.16	9-1-2039	1,794,000	1,794,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Municipal Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Clipper Tax-Exempt Certificate Trust Series 2009-26 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.16%	7-1-2037	$185,000	$185,000
Clipper Tax-Exempt Certificate Trust Series 2009-32 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06	1-1-2018	5,000,000	5,000,000
FHLMC MFHR Series M019 Class A (Housing Revenue, FHLMC LIQ)	0.04	5-1-2017	2,989,000	2,989,000
FHLMC MFHR Series M021 Class A (Housing Revenue, FHLMC LIQ)	0.04	6-15-2036	7,350,000	7,350,000
FHLMC MFHR Series M031 Class A (Housing Revenue, FHLMC LIQ)	0.02	12-15-2045	1,100,000	1,100,000
FHLMC MFHR Series M033 Class A (Housing Revenue, FHLMC LIQ)	0.02	12-15-2046	800,000	800,000

				22,545,000

Pennsylvania: 2.16%

Variable Rate Demand Notes ø: 2.16%
Allegheny County PA Series C-50 (GO Revenue, PNC Bank NA LOC)	0.01	5-1-2027	400,000	400,000
Beaver County PA IDA Daily Corporation Project (Industrial Development Revenue)	0.06	9-1-2032	5,400,000	5,400,000
Pennsylvania EDFA Series D-7 (Industrial Development Revenue, PNC Bank NA LOC)	0.11	8-1-2022	900,000	900,000

				6,700,000

South Carolina: 4.59%

Other Municipal Debt: 4.09%
South Carolina Association of Governmental Organizations Certificate of Participation Series A (Miscellaneous Revenue)	1.50	4-14-2016	4,900,000	4,912,690
York County SC PCR Series 2000B-1 (Utilities Revenue)	0.25	3-1-2016	2,900,000	2,900,000
York County SC PCR Series 2000B-2 (Utilities Revenue)	0.25	3-1-2016	2,800,000	2,800,000
York County SC PCR Series 2000B-3 (Utilities Revenue)	0.25	3-1-2016	2,100,000	2,100,000

				12,712,690

Variable Rate Demand Note ø: 0.50%
South Carolina Jobs EDA Bon Secours Health System Incorporated Series 2013 Deutsche Bank SPEAR/LIFER Trust Series DBE-1141 (Health Revenue, Deutsche Bank LIQ) 144A	0.15	11-1-2029	1,545,000	1,545,000

Tennessee: 2.26%

Variable Rate Demand Note ø: 2.26%
Chattanooga TN Health & Education Housing Facilities Tender Option Bond Trust Receipts Series 2015-XF1023 (Health Revenue, Deutsche Bank LIQ) 144A	0.26	1-1-2045	7,000,000	7,000,000

Texas: 11.41%

Other Municipal Debt: 0.07%
Dallas TX Independent School District (GO Revenue)	4.00	8-15-2016	200,000	203,963

Variable Rate Demand Notes ø: 11.34%
Brazos River Harbor TX Naval District BASF Corporation Project (Industrial Development Revenue)	0.06	5-1-2036	500,000	500,000
Dallas TX Waterworks & Sewer System Clipper Tax Exempt Certificates Trust 2009-52 (Water & Sewer Revenue, State Street Bank & Trust Company LIQ)	0.01	10-1-2018	2,500,000	2,500,000
Dallas-Fort Worth TX International Airport Series DBE-1127-X Deutsche Bank SPEAR/LIFER Trust (Airport Revenue, Deutsche Bank LIQ) 144A	0.16	11-1-2035	6,500,000	6,500,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016	Wells Fargo Municipal Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Harris County TX Cultural Educational Facilities Finance Corporation Children’s Hospital Project Series 2015-3 JPMorgan PUTTER Series 5001 (Hospital Revenue, JPMorgan Chase & Company LIQ) 144A	0.01%	6-1-2019	$900,000	$900,000
Harris TX Cultural and Educational Facilities Authority Barclays Residual Interest Bonds Trust Series 5WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.16	7-1-2018	2,600,000	2,600,000
Lower Neches Valley Authority Texas Industrial Development Corporation Exempt Facilities Revenue Mobil Oil Refining Corporation Project (Industrial Development Revenue)	0.01	4-1-2029	1,500,000	1,500,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project (Industrial Development Revenue)	0.06	4-1-2033	2,000,000	2,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial Development Revenue)	0.02	3-1-2042	6,000,000	6,000,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue)	0.15	4-1-2028	3,000,000	3,000,000
Tarrant County TX Cultural Educational Facilities Finance Corporation Hospital Revenue Series A (Health Revenue, TD Bank NA LOC)	0.01	10-1-2041	1,075,000	1,075,000
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 Deutsche Bank SPEAR/LIFER Trust Series DBE-1193 (Utilities Revenue, Deutsche Bank LIQ) 144A	0.26	12-15-2032	1,330,000	1,330,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.31	12-15-2026	7,286,548	7,286,548

				35,191,548

Utah: 0.13%

Variable Rate Demand Note ø: 0.13%
Juab County UT Intermountain Farmers Association Project (Industrial Development Revenue, CoBank LOC)	0.05	10-1-2021	400,000	400,000

Vermont: 0.31%

Variable Rate Demand Note ø: 0.31%
Vermont Educational & Health Buildings Financing Agency North County Hospital Project Series 2007-A (Health Revenue, TD Bank NA LOC)	0.01	10-1-2034	965,000	965,000

Virginia: 1.41%

Variable Rate Demand Notes ø: 1.41%
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.19	5-15-2042	1,945,000	1,945,000
Norfolk VA EDA Sentara Healthcare Series 2010-C (Health Revenue) (i)	0.21	11-1-2034	2,440,000	2,440,000

				4,385,000

Washington: 2.12%

Other Municipal Debt: 0.09%
Washington Motor Vehicle Fuel Tax Series 2009-D (Tax Revenue)	5.00	2-1-2016	285,000	285,000

Variable Rate Demand Notes ø: 2.03%
Squaxin Island Tribe Washington Tribal Infrastructure Revenue Series 2008-B (Miscellaneous Revenue, Bank of America NA LOC)	0.09	5-1-2028	920,000	920,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	5-15-2035	1,590,000	1,590,000

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Municipal Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Washington Tender Option Bond Trust Receipts/Certificates Series XF1017 (Health Revenue, Deutsche Bank LIQ) 144A	0.26%	1-1-2035	$2,000,000	$2,000,000
Yakima County WA Solid Waste Disposal George Deruyter & Son Project Series 2006 (Resource Recovery Revenue, Northwest Farm Credit LOC)	0.05	8-1-2026	1,785,000	1,785,000

				6,295,000

Wisconsin: 1.92%

Variable Rate Demand Notes ø: 1.92%
Brodhead WI Stoughton Trailers Incorporated Project (Industrial Development Revenue, JPMorgan Chase & Company LOC)	0.14	8-1-2020	2,000,000	2,000,000
Manitowoc WI CDA Regency House Project (Housing Revenue, Bank First National LOC)	0.10	11-1-2020	1,085,000	1,085,000
Sheboygan WI Alaark Manufacturing Corporation Project Series 2000 (Industrial Development Revenue, U.S. Bank NA LOC)	0.10	12-1-2021	995,000	995,000
Sheboygan WI Vortex Liquid Color Project (Industrial Development Revenue, Bank First National LOC)	0.30	11-1-2020	920,000	920,000
Two Rivers WI Riverside Foods Incorporated Project (Industrial Development Revenue, Bank First National LOC)	0.30	12-1-2022	950,000	950,000

				5,950,000

Total Municipal Obligations (Cost $251,186,934)				251,186,934

Other: 7.02%
Nuveen California Dividend Municipal Fund Variable Rate Demand Preferred Shares Series 3 (Deutsche Bank LIQ) 144A±§	0.10	3-1-2040	3,000,000	3,000,000
Nuveen California Dividend Municipal Fund Variable Rate Demand Preferred Shares Series 5 (Citibank NA LIQ) 144A±§	0.10	8-1-2040	1,800,000	1,800,000
Nuveen California Dividend Municipal Fund Variable Rate Demand Preferred Shares Series 6 (Citibank NA LIQ) 144A±§	0.10	8-1-2040	1,000,000	1,000,000
Nuveen New Jersey Dividend Municipal Fund Variable Rate Demand Preferred Shares Series 5 (TD Bank NA LIQ) 144A±§	0.10	8-3-2043	3,500,000	3,500,000
Nuveen New York AMT-Free Municipal Income Fund Variable Rate Demand Preferred Shares Series 2190-1 (Deutsche Bank Trust Company LIQ) 144A±§	0.11	6-1-2040	2,000,000	2,000,000
Western Asset Intermediate Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A±§	0.10	2-25-2045	3,500,000	3,500,000
Western Asset Managed Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A±§	0.10	3-4-2045	7,000,000	7,000,000

Total Other (Cost $21,800,000)				21,800,000

Repurchase Agreements ^^: 11.93%
Citigroup Global Markets Incorporated, dated 1-29-2016, maturity value $25,000,542 (1)	0.26	2-1-2016	25,000,000	25,000,000
Credit Agricole, dated 1-29-2016, maturity value $12,000,300 (2)	0.30	2-1-2016	12,000,000	12,000,000

Total Repurchase Agreements (Cost $37,000,000)				37,000,000

Total investments in securities (Cost $309,986,934) *	99.91%	309,986,934
Other assets and liabilities, net	0.09	263,912

Total net assets	100.00%	$310,250,846

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016	Wells Fargo Municipal Money Market Fund	17

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(i)	Illiquid security for which the designation as illiquid is unaudited.

±	Variable rate investment. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

^^	Collateralized by:

(1) U.S. government securities, 1.50% to 2.00%, 2-28-2019 to 11-30-2022, fair value including accrued interest is $25,500,001.

(2) U.S. government securities,1.13%, 4-30-2020, fair value including accrued interest is $12,240,001.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Municipal Money Market Fund	Statement of assets and liabilities—January 31, 2016

Assets
Investments
In unaffiliated securities, at amortized cost	$272,986,934
In repurchase agreements, at amortized cost	37,000,000

Total investments, at amortized cost	309,986,934
Cash	47,399
Receivable for investments sold	805,000
Receivable for Fund shares sold	119,560
Receivable for interest	262,405
Receivable from manager	73,765
Prepaid expenses and other assets	58,007

Total assets	311,353,070

Liabilities
Dividends payable	7,146
Payable for investments purchased	409,990
Payable for Fund shares redeemed	393,960
Distribution fee payable	269
Administration fees payable	43,339
Trustees’ fees and expenses payable	77,270
Shareholder servicing fees payable	62,803
Accrued expenses and other liabilities	107,447

Total liabilities	1,102,224

Total net assets	$310,250,846

NET ASSETS CONSIST OF
Paid-in capital	$310,300,446
Overdistributed net investment income	(83,075)
Accumulated net realized gains on investments	33,475

Total net assets	$310,250,846

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$136,845,258
Shares outstanding – Class A1	136,893,478
Net asset value per share – Class A	$1.00
Net assets – Institutional Class	$19,682,506
Shares outstanding – Institutional Class[1]	19,696,626
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$152,842,221
Shares outstanding – Service Class[1]	152,888,703
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$880,861
Shares outstanding – Sweep Class[1]	880,556
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended January 31, 2016	Wells Fargo Municipal Money Market Fund	19

Investment income
Interest	$384,137

Expenses
Management fee	1,112,064
Administration fees
Class A	100,849
Institutional Class	15,879
Investor Class	237,349	[1]
Service Class	182,532
Sweep Class	10,986
Shareholder servicing fees
Class A	114,263
Investor Class	236,484	[1]
Service Class	379,788
Sweep Class	12,483
Distribution fee
Sweep Class	17,477
Custody and accounting fees	22,539
Professional fees	38,646
Registration fees	48,020
Shareholder report expenses	37,904
Trustees’ fees and expenses	7,631
Other fees and expenses	10,170

Total expenses	2,585,064
Less: Fee waivers and/or expense reimbursements	(2,232,712)

Net expenses	352,352

Net investment income	31,785

Net realized gains on investments	50,376

Net increase in net assets resulting from operations	$82,161

[1]	For the period from February 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Municipal Money Market Fund	Statement of changes in net assets

	Year ended January 31, 2016		Year ended January 31, 2015

Operations
Net investment income		$31,785		$55,093
Net realized gains on investments		50,376		41,907

Net increase in net assets resulting from operations		82,161		97,000

Distributions to shareholders from
Net investment income
Class A		(4,586)		(1,196)
Institutional Class		(1,986)		(2,543)
Investor Class		(9,498)[1]		(14,303)
Service Class		(15,216)		(13,514)
Sweep Class		(499)		(17,269)
Net realized gains
Class A		(13,147)		(2,053)
Institutional Class		(3,520)		(9,218)
Investor Class		0 [1]		(28,630)
Service Class		(14,134)		(29,063)
Sweep Class		(86)		(2,132)

Total distributions to shareholders		(62,672)		(119,921)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	149,351,709	149,351,709	10,274,148	10,274,148
Institutional Class	40,602,180	40,602,180	216,804,867	216,804,867
Investor Class	28,693,249 [1]	28,693,249 [1]	42,455,985	42,455,985
Service Class	99,758,452	99,758,452	95,891,698	95,891,698
Sweep Class	520,450	520,450	606,413	606,413

		318,926,040		366,033,111

Reinvestment of distributions
Class A	16,932	16,932	2,670	2,670
Institutional Class	5,506	5,506	11,761	11,761
Investor Class	8,197 [1]	8,197 [1]	41,862	41,862
Service Class	4,539	4,539	8,131	8,131
Sweep Class	585	585	19,401	19,401

		35,759		83,825

Payment for shares redeemed
Class A	(22,448,938)	(22,448,938)	(14,732,380)	(14,732,380)
Institutional Class	(48,568,433)	(48,568,433)	(208,978,855)	(208,978,855)
Investor Class	(161,581,345)[1]	(161,581,345)[1]	(59,877,402)	(59,877,402)
Service Class	(87,115,922)	(87,115,922)	(105,623,401)	(105,623,401)
Sweep Class	(9,911,141)	(9,911,141)	(273,695,578)	(273,695,578)

		(329,625,779)		(662,907,616)

Net decrease in net assets resulting from capital share transactions		(10,663,980)		(296,790,680)

Total decrease in net assets		(10,644,491)		(296,813,601)

Net assets
Beginning of period		320,895,337		617,708,938

End of period		$310,250,846		$320,895,337

Overdistributed net investment income		$(83,075)		$(103,986)

[1]	For the period from February 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Municipal Money Market Fund	21

(For a share outstanding throughout each period)

	Year ended January 31
CLASS A	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1,2]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.02%	0.03%	0.04%	0.03%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.84%	0.83%	0.83%	0.82%
Net expenses	0.11%	0.12%	0.18%	0.21%	0.22%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$136,845	$9,970	$14,410	$158,400	$102,082

[1]	Amount is less than $0.005.

[2]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Municipal Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
INSTITUTIONAL CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.02%	0.03%	0.04%	0.07%	0.05%
Ratios to average net assets (annualized)
Gross expenses	0.48%	0.45%	0.44%	0.44%	0.44%
Net expenses	0.11%	0.11%	0.14%	0.19%	0.19%
Net investment income	0.01%	0.01%	0.01%	0.04%	0.06%
Supplemental data
Net assets, end of period (000s omitted)	$19,683	$27,644	$19,814	$19,709	$17,896

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Municipal Money Market Fund	23

(For a share outstanding throughout each period)

	Year ended January 31
SERVICE CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.02%	0.03%	0.04%	0.03%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.74%	0.73%	0.73%	0.72%
Net expenses	0.11%	0.12%	0.15%	0.22%	0.21%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$152,842	$140,189	$149,950	$148,896	$119,313

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Municipal Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
SWEEP CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1,2]	0.00 [1,2]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.02%	0.03%	0.04%	0.03%	0.02%
Ratios to average net assets (annualized)
Gross expenses	1.23%	1.19%	1.18%	1.18%	1.18%
Net expenses	0.11%	0.12%	0.15%	0.23%	0.23%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$881	$10,267	$283,293	$444,380	$920,116

[1]	Amount is less than $0.005.
[2]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Municipal Money Market Fund	25

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Municipal Money Market Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

26	Wells Fargo Municipal Money Market Fund	Notes to financial statements

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At January 31, 2016, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Paid-in capital	Overdistributed net investment income
$(20,911)	$20,911

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to financial statements	Wells Fargo Municipal Money Market Fund	27

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.23% as the average daily net assets of the Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee which started at 0.30% and declined to 0.20% as the average daily net assets of the Fund increased. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the year ended January 31, 2016 have been included in management fee on the Statement of Operations.

For the year ended January 31, 2016, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Sweep Class	0.22%
Institutional Class	0.08
Investor Class	0.25
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has contractually committed through May 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.64% for Class A shares, at 0.20% for Institutional Class shares, 0.45% for Service Class shares, and 1.00% for Sweep Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

28	Wells Fargo Municipal Money Market Fund	Notes to financial statements

Prior to October 23, 2015, the Fund’s expenses were capped at 0.65% for Class A shares. During the year ended January 31, 2016, Funds Management voluntarily waived additional expenses to maintain a positive yield.

Distribution fee

The Trust has adopted a distribution plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of the Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended January 31, 2016 and January 31, 2015 were as follows:

	Year ended January 31
	2016	2015
Ordinary income	$ 26,511	$ 7,817
Tax-exempt income	22,175	48,825
Long-term capital gain	13,986	63,279

As of January 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term gain
$27,994	$5,481

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

7. MONEY MARKET FUND REFORM

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016. Effective September 1, 2016, the Fund will be offered as a retail money market fund and continue to transact at a stable $1.00 net asset value (NAV). At this time, management continues to evaluate the implications of these amendments and their impact to the Fund’s operations, financial statements and accompanying notes.

Report of independent registered public accounting firm	Wells Fargo Municipal Money Market Fund	29

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Municipal Money Market Fund (formerly known as Wells Fargo Advantage Municipal Money Market Fund) (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Municipal Money Market Fund as of January 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 24, 2016

30	Wells Fargo Municipal Money Market Fund	Other information (unaudited)

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, $13,986 was designated as long-term capital gain distributions for the fiscal year ended January 31, 2016.

For the fiscal year ended January 31, 2016, $9,610 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended January 31, 2016, $16,901 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

Pursuant to Section 852 of the Internal Revenue Code, 69.77% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended January 31, 2016.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Municipal Money Market Fund	31

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA ® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

32	Wells Fargo Municipal Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012; Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.
[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Municipal Money Market Fund	33

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

240790 03-16 A308/AR308 01-16

Annual Report

January 31, 2016

Wells Fargo

National Tax-Free Money Market Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/national-tax-free-money-market-ann.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s website at sec.gov.

The views expressed and any forward-looking statements are as of January 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo National Tax-Free Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

We do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo National Tax-Free Money Market Fund for the 12-month period that ended January 31, 2016. The period was marked by preparation for the new amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission. In the markets, all eyes were on the Federal Reserve (Fed) to see when it would begin normalizing monetary policy; it voted to begin increasing the federal funds rate in December 2015.

We are preparing to implement the new money market fund regulations.

The amendments to Rule 2a-7, which governs money market funds, are scheduled to be fully implemented by October 2016. To recap, U.S. Treasury and government money market funds will continue to operate much as they do today, with stable $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime money market funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors. (We announced in May 2015 changes to our money market fund lineup, identifying which funds would be for retail investors and which would be for institutional investors.) Second, money market fund boards of directors will have discretion to impose either a liquidity fee of up to 2% on shareholder redemptions or a temporary suspension of redemptions (gate) if a fund’s weekly liquid assets fall below 30% of its total assets and the board determines that the fee or gate is in the best interest of the fund’s shareholders.

■	Retail investors will continue to transact at a stable $1.00 NAV but may be subject to liquidity fees and redemption gates as described above.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may also be subject to liquidity fees and redemption gates under special circumstances as described above. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities. Our February 2016 Product Alert featured the intraday price times we will use to continue providing same-day settlement and liquidity to our shareholders.

■	Additional requirements include increased disclosure, tighter diversification requirements, and enhanced stress-testing measures.

■	We will continue to communicate any changes to our money market funds with our shareholders. Specifically, Product Alerts can be found at our website: wellsfargofunds.com. In the brown box on the left-hand side of the page, click on “Product Information” and find them under the “Product Alerts” tab.

While there will be operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

The Fed began normalizing monetary policy.

The Fed raised the target federal funds rate to between 0.25% and 0.50%, stating that its decision “recognizes the considerable progress that has been made toward restoring jobs, raising incomes, and easing economic hardships.” However, the Fed does not have preset paths for interest-rate hikes; rather, it depends on the economic environment. As the Fed begins to normalize monetary policy, it “expects economic conditions will evolve in a manner that will warrant only

Letter to shareholders (unaudited)	Wells Fargo National Tax-Free Money Market Fund	3

gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.”

Short-term U.S. Treasury yields rose during the period: 1-month Treasury bills (T-bills) rose 0.21% to end January 2016 at a yield of 0.22%, 6-month T-bills rose 0.38% to end the period with a yield of 0.43%, and 1-year Treasury securities rose 0.31% to finish with a yield of 0.45%. Meanwhile, other short-term, high-quality yields remained under pressure due to strong demand and limited supply.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

Effective April 1, 2016, Institutional Class shares of the Fund will be renamed as Premier Class shares.

Effective September 1, 2016 (the “Effective Date”), the Fund intends to begin operating as a “retail money market fund” and as such, as of this date, investments in the Fund will be limited to accounts beneficially owned by natural persons. Before the Effective Date, the Fund will take steps to cause shareholders other than natural persons that beneficially own shares of the Fund to redeem such shares.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo National Tax-Free Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

James Randazzo

Jeffrey L. Weaver, CFA®

Average annual total returns (%) as of January 31, 20161

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (NWMXX)	7-28-2003	0.02	0.02	0.74	0.63	0.63
Administrator Class (WNTXX)	4-8-2005	0.02	0.02	0.87	0.36	0.30
Institutional Class (WFNXX)	11-8-1999	0.02	0.03	0.92	0.24	0.20
Service Class (MMIXX)	8-3-1993	0.02	0.02	0.81	0.53	0.45
Sweep Class	6-30-2010	0.02	0.02	0.74	0.98	0.98

Yield summary (%) as of January 31, 20163

	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-day current yield	0.01	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or a contingent deferred sales charge.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT).

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo National Tax-Free Money Market Fund	5

Revenue source distribution as of January 31, 2016[4]

Weighted average maturity as of January 31, 2016[5]
14 days

Weighted average life as of January 31, 2016[6]
14 days

Effective maturity distribution as of January 31, 2016[4]

[1]	Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Class A shares, and has not been adjusted to include the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns would be lower.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Class A, 0.30% for Administrator Class, 0.20% for Institutional Class, 0.45% for Service Class, and 1.00% for Sweep Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.52)%, (0.25)%, (0.13)%, (0.42)%, and (0.87)% for Class A, Administrator Class, Institutional Class, Service Class, and Sweep Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo National Tax-Free Money Market Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

During the 12-month period that ended January 31, 2016, the municipal money market space continued to be influenced by broader market dynamics largely driven by U.S. Federal Reserve (Fed) monetary policy, regulatory reform, and ongoing sector-specific supply challenges. Tax-exempt money market yields remained depressed as demand continued to outpace supply despite moderate outflows from municipal money market funds during the period. In particular, shrinking outstanding balances of variable-rate demand notes (VRDNs), tender option bonds (TOBs), and tax-exempt notes continued to exert downward pressure on rates in the short end of the municipal money market curve. On a positive note, credit quality in the municipal sector in general continued to steadily improve as tax revenues and property valuations strengthened along with improvements in the broader U.S. economy over the past 12 months.

During the period, the combination of limited primary market supply and persistent demand for overnight and weekly VRDNs and TOBs capped the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index,1 at record lows. This benchmark for weekly tax-exempt floating-rate notes began the period at 0.02% and remained in the low single digits for the vast majority of the period. The index experienced its typical seasonal tax-time weakness, rising to the 0.10%–0.11% range for a brief spell during April and May. However, this index averaged just 0.03% during the 12-month period, down from an average of 0.05% the previous period. The ongoing contraction in supply, combined with strong inflows into municipal money market funds during the November to January time frame, kept a tight lid on municipal rates despite increases in taxable yields following the Fed meeting in mid-December. The SIFMA index remained unchanged at 0.01% to finish out the final months of the period.

Supply and demand imbalances were evident in the fixed-rate markets as well. During the period, yields on commercial paper with maturities between 30 and 90 days remained stuck in the 0.05%–0.10% range as investors sought tax-exempt alternatives for even lower-yielding VRDNs and TOBs. Further out on the curve, market participants were forced to juggle the prospects of higher rates via the Fed with a significant drop in new-issue supply in the cash-flow note markets. The complete absence of perennial cash-flow note issuers, such as California and Texas, led to an approximate 23% drop in new-issue volume from $44.8 billion in 2014 to $34.5 billion in 2015. The lack of new-issue supply in this segment of the market presented a substantial reinvestment challenge for many investors and affected demand across the entire municipal money market spectrum. Ultimately, yields on six-month high-grade paper rose from roughly 0.08% to 0.24% by the end of the period. Meanwhile, high-grade paper in the one-year space rose from 0.14% to a multiyear high of 0.50% following the Fed meeting in December. However, market sentiment quickly reversed course due to increased market volatility during the month of January, resulting in lower expectations for market yields and a corresponding drop in one-year tax-exempt levels back down to 0.40% to finish the period.

During the period, we continued to maintain relatively low weighted-average maturities in this Fund due to the persistently low and relatively flat yield-curve environment in the municipal money market space. We also continued to maintain high daily and weekly liquidity targets in order to ensure principal stability. Accordingly, we continued to focus our investments primarily in VRDNs and TOBs with daily and weekly tender features. In addition, we continued to use high-grade fixed-rate notes, commercial paper, and prerefunded securities to selectively extend maturity profiles and enhance diversification.

Strategic outlook

We are hopeful that rising taxable rates via further tightening of monetary policy by the Fed will ultimately result in higher yields for tax-exempt money market investors. Additionally, we are optimistic that greater clarity regarding regulatory reforms and the potential normalization of the municipal yield curve will foster a rebound in much-needed supply in the short end of the tax-exempt money market space. We also anticipate that many state and local governments will slowly increase their willingness to restore investment in much-needed education and infrastructure programs that have been neglected in recent years. This potential increase in public sector spending will hopefully provide investment opportunities for buyers in the municipal money markets.

[1]	The SIFMA Municipal Swap Index is a seven-day high-grade market index composed of tax-exempt variable-rate demand obligations with certain characteristics. The index is calculated and published by Bloomberg. The index is overseen by SIFMA’s Municipal Swap Index Committee. You cannot invest directly in an index.

Fund expenses (unaudited)	Wells Fargo National Tax-Free Money Market Fund	7

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2015 to January 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2015	Ending account value 1-31-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.13	$0.39	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.82	$0.39	0.08%
Administrator Class
Actual	$1,000.00	$1,000.13	$0.39	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.82	$0.39	0.08%
Institutional Class
Actual	$1,000.00	$1,000.13	$0.39	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.81	$0.39	0.08%
Service Class
Actual	$1,000.00	$1,000.13	$0.39	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.82	$0.39	0.08%
Sweep Class
Actual	$1,000.00	$1,000.13	$0.39	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.82	$0.39	0.08%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8	Wells Fargo National Tax-Free Money Market Fund	Summary portfolio of investments—January 31, 2016

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Municipal Obligations: 87.21%

Alabama: 0.49%

Variable Rate Demand Notes ø: 0.49%
Other securities				$13,900,000	0.49%

Arizona: 2.48%

Variable Rate Demand Notes ø: 2.48%
Mesa AZ Utility System Clipper Tax-Exempt Certificates Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.01%	7-1-2024	$30,055,000	30,055,000	1.06
Phoenix AZ IDA Health Care Facilities Mayo Clinic Series 2014A (Health Revenue, Bank of America NA SPA)	0.01	11-15-2052	30,000,000	30,000,000	1.06
Other securities				10,135,000	0.36

				70,190,000	2.48

California: 5.94%

Other Municipal Debt: 0.68%
Other securities				19,306,213	0.68

Variable Rate Demand Notes ø: 5.26%
California CDA Motion Picture & Television Fund Series A (Health Revenue, Northern Trust Company LOC)	0.03	3-1-2031	18,430,000	18,430,000	0.65
California Deutsche Bank SPEAR/LIFER Trust Series DBE-364 (Miscellaneous Revenue, AGM/FGIC/Ambac Insured, Deutsche Bank LIQ) 144A	0.31	6-1-2047	17,025,000	17,025,000	0.60
California Infrastructure & Economic Development Bank Bay Area Toll Bridges Seismic Retrofit Series 2003A JP Morgan PUTTER Series 3841 (Transportation Revenue, Ambac Insured, JPMorgan Chase & Company LIQ) 144A	0.05	7-1-2024	22,735,000	22,735,000	0.80
Elsinore Valley CA Municipal Water District Series 2007A Eclipse Funding Trust Solar Eclipse 2007-0069 (Miscellaneous Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.03	7-1-2034	25,550,000	25,550,000	0.90
San Francisco City & County CA RDA Fillmore Center 1999 Issue B1 (Housing Revenue, FHLMC LIQ)	0.02	12-1-2017	15,000,000	15,000,000	0.53
San Mateo County CA Community College CAB Series B (Education Revenue, National Insured, Deutsche Bank LIQ) 144A	0.26	9-1-2036	19,290,000	19,290,000	0.68
Other securities				31,153,845	1.10

				149,183,845	5.26

Colorado: 4.12%

Variable Rate Demand Notes ø: 4.12%
Colorado Health Facilities Authority Catholic Health Initiatives Series 2015-7WE (Health Revenue, Barclays Bank plc LOC) 144A	0.16	8-1-2018	32,895,000	32,895,000	1.16
Colorado Tender Option Bond Trust Receipts/Certificates Series 2015-XF1031 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.16	6-1-2044	34,025,000	34,025,000	1.20
Other securities				49,780,000	1.76

				116,700,000	4.12

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—January 31, 2016	Wells Fargo National Tax-Free Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Connecticut: 0.11%

Variable Rate Demand Notes ø: 0.11%
Other securities				$3,090,000	0.11%

Delaware: 0.01%

Variable Rate Demand Notes ø: 0.01%
Other securities				395,000	0.01

District of Columbia: 0.13%

Variable Rate Demand Notes ø: 0.13%
Other securities				3,600,000	0.13

Florida: 6.29%

Other Municipal Debt: 3.17%
Charlotte County FL School District TAN (GO Revenue)	1.00%	3-31-2016	$13,700,000	13,718,860	0.48
Citizens Property Insurance Corporation Florida High Risk Account Series 2007-A (Miscellaneous Revenue, National Insured)	5.00	3-1-2016	25,500,000	25,598,589	0.90
JEA (Utilities Revenue)	0.03	2-9-2016 to 3-2-2016	15,500,000	15,500,000	0.55
JEA Florida Electric System Series 2000-F-1 (Utilities Revenue)	0.03	2-9-2016	29,700,000	29,700,000	1.05
Other securities				5,409,717	0.19

				89,927,166	3.17

Variable Rate Demand Notes ø: 3.12%
Florida Department of Environmental Protection Everglades Restoration Series B (Tax Revenue, AGC Insured)	0.07	7-1-2027	18,810,000	18,810,000	0.66
Other securities				69,585,000	2.46

				88,395,000	3.12

Georgia: 1.79%

Variable Rate Demand Notes ø: 1.79%
Main Street Natural Gas Incorporated Georgia Gas Revenue Sub Series A1 (Utilities Revenue, Royal Bank of Canada SPA)	0.07	8-1-2040	21,320,000	21,320,000	0.75
Main Street Natural Gas Incorporated Georgia Gas Revenue Sub Series A2 (Utilities Revenue, Royal Bank of Canada SPA)	0.07	8-1-2040	12,360,000	12,360,000	0.44
Other securities				16,980,000	0.60

				50,660,000	1.79

Hawaii: 0.23%

Variable Rate Demand Notes ø: 0.23%
Other securities				6,665,000	0.23

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo National Tax-Free Money Market Fund	Summary portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Illinois: 2.65%

Other Municipal Debt: 0.02%
Other securities				$602,364	0.02%

Variable Rate Demand Notes ø: 2.63%
Other securities				74,520,000	2.63

Indiana: 1.07%

Variable Rate Demand Notes ø: 1.07%
Indiana Certificates of Participation Clipper Tax-Exempt Certified Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.04%	7-1-2023	$22,515,000	22,515,000	0.79
Other securities				7,900,000	0.28

				30,415,000	1.07

Iowa: 2.73%

Variable Rate Demand Notes ø: 2.73%
Iowa Finance Authority Barclays Residual Interest Bonds Trust Series 1WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.16	1-1-2019	17,000,000	17,000,000	0.60
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (Industrial Development Revenue)	0.03	6-1-2039	58,100,000	58,100,000	2.05
Other securities				2,335,000	0.08

				77,435,000	2.73

Kansas: 0.32%

Variable Rate Demand Notes ø: 0.32%
Other securities				9,000,000	0.32

Kentucky: 0.97%

Other Municipal Debt: 0.22%
Other securities				6,321,235	0.22

Variable Rate Demand Notes ø: 0.75%
Other securities				21,230,000	0.75

Louisiana: 0.74%

Variable Rate Demand Notes ø: 0.74%
Other securities				20,910,000	0.74

Maryland: 4.12%

Other Municipal Debt: 1.53%
Montgomery County MD BAN Series 2010 A (GO Revenue)	0.02	2-3-2016	40,000,000	40,000,000	1.41
Other securities				3,295,973	0.12

				43,295,973	1.53

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—January 31, 2016	Wells Fargo National Tax-Free Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Variable Rate Demand Notes ø: 2.59%
Maryland Industrial Development Financing Authority Occidental Pete Corporation Series 2010 (Industrial Development Revenue)	0.15%	3-1-2030	$60,310,000	$60,310,000	2.13%
Other securities				13,180,000	0.46

				73,490,000	2.59

Massachusetts: 2.68%

Other Municipal Debt: 1.24%
Massachusetts RAN Series A (GO Revenue)	2.00	4-27-2016	35,000,000	35,154,352	1.24

Variable Rate Demand Notes ø: 1.44%
Other securities				40,835,000	1.44

Michigan: 2.15%

Variable Rate Demand Notes ø: 2.15%
Eastern Michigan University Barclays Residual Interest Bonds Trust Series 6WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.16	7-1-2018	31,500,000	31,500,000	1.11
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2002 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.03	1-1-2032	16,400,000	16,400,000	0.58
Other securities				13,090,000	0.46

				60,990,000	2.15

Minnesota: 3.53%

Variable Rate Demand Notes ø: 3.53%
Other securities				100,200,000	3.53

Mississippi: 1.23%

Variable Rate Demand Notes ø: 1.23%
Mississippi Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.01	11-1-2018	33,460,000	33,460,000	1.18
Other securities				1,420,000	0.05

				34,880,000	1.23

Missouri: 0.17%

Variable Rate Demand Notes ø: 0.17%
Other securities				4,765,000	0.17

Nebraska: 0.23%

Variable Rate Demand Notes ø: 0.23%
Other securities				6,495,000	0.23

Nevada: 0.29%

Variable Rate Demand Notes ø: 0.29%
Other securities				8,225,000	0.29

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo National Tax-Free Money Market Fund	Summary portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

New Hampshire: 0.60%

Variable Rate Demand Notes ø: 0.60%
Other securities				$17,065,000	0.60%

New Jersey: 0.83%

Variable Rate Demand Notes ø: 0.83%
New Jersey Turnpike Authority Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1153X (Transportation Revenue, Deutsche Bank LIQ) 144A	0.14%	1-1-2038	$15,505,000	15,505,000	0.55
Other securities				7,940,000	0.28

				23,445,000	0.83

New York: 5.53%

Other Municipal Debt: 0.44%
Other securities				12,406,164	0.44

Variable Rate Demand Notes ø: 5.09%
New York Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.03	11-15-2026	25,000,000	25,000,000	0.88
New York NY Housing Development Corporation Multifamily Housing Series 2015F (Water & Sewer Revenue, Bank of America NA SPA)	0.01	6-15-2048	14,200,000	14,200,000	0.50
Other securities				105,145,000	3.71

				144,345,000	5.09

North Carolina: 0.64%

Variable Rate Demand Notes ø: 0.64%
Other securities				18,235,500	0.64

North Dakota: 2.22%

Other Municipal Debt: 1.91%
Mercer County ND PCR Series 2009-1 (Utilities Revenue)	0.04	2-3-2016	54,000,000	54,000,000	1.91

Variable Rate Demand Notes ø: 0.31%
Other securities				8,815,000	0.31

Ohio: 2.31%

Variable Rate Demand Notes ø: 2.31%
JobsOhio Beverage Systems Statewide Liquor Profits Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1157 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.13	1-1-2038	62,180,000	62,180,000	2.20
Other securities				3,200,000	0.11

				65,380,000	2.31

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—January 31, 2016	Wells Fargo National Tax-Free Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Oklahoma: 0.39%

Variable Rate Demand Notes ø: 0.39%
Other securities				$11,000,000	0.39%

Other: 4.69%

Variable Rate Demand Notes ø: 4.69%
Clipper Tax-Exempt Certificate Trust Certificate of Participation Multi State Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06%	2-15-2028	$82,970,000	82,970,000	2.93
Clipper Tax-Exempt Certificate Trust Certificate of Participation Multi State Series 2009-72 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06	4-1-2019	19,260,000	19,260,000	0.68
FHLMC MFHR (Housing Revenue, FHLMC LIQ)	0.02	12-15-2045 to 12-15-2046	14,885,000	14,885,000	0.53
FHLMC MFHR Series MO27 Class A (Housing Revenue, FHLMC LIQ)	0.02	10-15-2029	15,770,000	15,770,000	0.55

				132,885,000	4.69

Pennsylvania: 0.57%

Variable Rate Demand Notes ø: 0.57%
Other securities				16,305,000	0.57

Rhode Island: 0.78%

Variable Rate Demand Notes ø: 0.78%
Other securities				22,230,000	0.78

South Carolina: 5.12%

Other Municipal Debt: 4.25%
South Carolina Association of Governmental Organizations Certificate of Participation Series A (Miscellaneous Revenue)	1.50	4-14-2016	44,600,000	44,715,504	1.58
York County SC PCR Series 2000B-1 (Utilities Revenue)	0.25	3-1-2016	26,900,000	26,900,000	0.95
York County SC PCR Series 2000B-2 (Utilities Revenue)	0.25	3-1-2016	26,900,000	26,900,000	0.95
York County SC PCR Series 2000B-3 (Utilities Revenue)	0.25	3-1-2016	21,975,000	21,975,000	0.77

				120,490,504	4.25

Variable Rate Demand Notes ø: 0.87%
Other securities				24,695,000	0.87

South Dakota: 0.23%

Variable Rate Demand Notes ø: 0.23%
Other securities				6,495,000	0.23

Tennessee: 0.31%

Variable Rate Demand Notes ø: 0.31%
Other securities				8,710,000	0.31

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo National Tax-Free Money Market Fund	Summary portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Texas: 8.65%

Other Municipal Debt: 0.08%
Other securities				$2,141,613	0.08%

Variable Rate Demand Notes ø: 8.57%
Dallas TX Waterworks & Sewer System Clipper Tax Exempt Certificates Trust 2009-52 (Water & Sewer Revenue, State Street Bank & Trust Company LIQ)	0.01%	10-1-2018	$13,960,000	13,960,000	0.49
Harris TX Cultural and Educational Facilities Authority Barclays Residual Interest Bonds Trust Series 5WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.16	7-1-2018	23,495,000	23,495,000	0.83
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2011 (Industrial Development Revenue)	0.02	6-1-2041	25,000,000	25,000,000	0.88
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial Development Revenue)	0.02	3-1-2042	41,500,000	41,500,000	1.46
Tarrant County TX Cultural Educational Facilities Finance Corporation Hospital Revenue Series A (Health Revenue, TD Bank NA LOC)	0.01	10-1-2041	13,245,000	13,245,000	0.47
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.31	12-15-2026	50,121,560	50,121,560	1.77
Other securities				75,755,000	2.67

				243,076,560	8.57

Utah: 0.35%

Variable Rate Demand Notes ø: 0.35%
Other securities				9,875,000	0.35

Vermont: 0.53%

Variable Rate Demand Notes ø: 0.53%
Other securities				15,105,000	0.53

Virginia: 1.59%

Variable Rate Demand Notes ø: 1.59%
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.19	5-15-2042	18,015,000	18,015,000	0.63
Other securities				27,200,000	0.96

				45,215,000	1.59

Washington: 3.01%

Other Municipal Debt: 0.09%
Other securities				2,580,000	0.09

Variable Rate Demand Notes ø: 2.92%
University of Washington General Revenue Bonds Series 2007 Solar Eclipse Funding Trust Series 2007-0075 (Miscellaneous Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.12	6-1-2037	37,495,000	37,495,000	1.32
Washington Tender Option Bond Trust Receipts Series 2015-XF1017 (Health Revenue, Deutsche Bank LIQ) 144A	0.26	1-1-2035	20,900,000	20,900,000	0.74
Other securities				24,241,000	0.86

				82,636,000	2.92

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—January 31, 2016	Wells Fargo National Tax-Free Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Wisconsin: 4.37%

Variable Rate Demand Notes ø: 4.37%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (Industrial Development Revenue, CoBank LOC)	0.02%	5-1-2037	$30,000,000	$30,000,000	1.06%
Wisconsin Clipper Tax-Exempt Certificate Trust Series 2009-36 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.01	5-1-2020	26,755,000	26,755,000	0.94
Wisconsin HEFA Wheaton Franciscan Healthcare System Morgan Stanley Series 2006-2113 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.12	8-15-2034	33,210,740	33,210,740	1.17
Wisconsin PFA Midwestern Disaster Area Program Series 2011 (Industrial Development Revenue, Farm Credit Services America LOC)	0.02	9-1-2036	13,780,000	13,780,000	0.49
Other securities				20,210,000	0.71

				123,955,740	4.37

Wyoming: 0.02%

Variable Rate Demand Notes ø: 0.02%
Other securities				700,000	0.02

Total Municipal Obligations (Cost $2,472,563,229)				2,472,563,229	87.21

Other: 0.53%
Nuveen New York AMT-Free Municipal Income Fund Variable Rate Demand Preferred Shares Series 2190-1 (Deutsche Bank Trust Company LIQ) ±§	0.11	6-1-2040	14,900,000	14,900,000	0.53

Total Other (Cost $14,900,000)				14,900,000	0.53

Repurchase Agreements ^^: 12.28%
Citigroup Global Markets Incorporated, dated 1-29-2016, maturity value $232,005,027 (1)	0.26	2-1-2016	232,000,000	232,000,000	8.19
Credit Agricole, dated 1-29-2016, maturity value $116,002,900 (2)	0.30	2-1-2016	116,000,000	116,000,000	4.09

Total Repurchase Agreements (Cost $348,000,000)				348,000,000	12.28

Total investments in securities (Cost $2,835,463,229) *				2,835,463,229	100.02%
Other assets and liabilities, net				(456,077)	(0.02)

Total net assets				$2,835,007,152	100.00%

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(i)	Illiquid security for which the designation as illiquid is unaudited.

§	The security is subject to a demand feature which reduces the effective maturity.

±	Variable rate investment. The rate shown is the rate in effect at period end.

^^	Collateralized by:

(1)	U.S. government securities, 1.50% to 2.00%, 2-28-2019 to 11-30-2022, fair value including accrued interest is $236,640,009.

(2)	U.S. government security, 1.13%, 4-30-2020, fair value including accrued interest is $118,320,013.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo National Tax-Free Money Market Fund	Statement of assets and liabilities—January 31, 2016

Assets
Investments
In unaffiliated securities, at amortized cost	$2,487,463,229
In repurchase agreements, at amortized cost	348,000,000

Total investments, at amortized cost	2,835,463,229
Cash	80,413
Receivable for investments sold	845,000
Receivable for Fund shares sold	132,789
Receivable for interest	2,308,837
Receivable from manager	481,617
Prepaid expenses and other assets	56,578

Total assets	2,839,368,463

Liabilities
Dividends payable	16,311
Payable for investments purchased	3,484,913
Payable for Fund shares redeemed	24,637
Distribution fee payable	186,740
Administration fees payable	323,687
Shareholder servicing fees payable	221,146
Accrued expenses and other liabilities	103,877

Total liabilities	4,361,311

Total net assets	$2,835,007,152

NET ASSETS CONSIST OF
Paid-in capital	$2,834,686,697
Undistributed net investment income	293
Accumulated net realized gains on investments	320,162

Total net assets	$2,835,007,152

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$172,724,553
Shares outstanding – Class A1	172,699,391
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$179,170,984
Shares outstanding – Administrator Class[1]	179,138,468
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$1,677,748,055
Shares outstanding – Institutional Class[1]	1,677,402,576
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$162,593,093
Shares outstanding – Service Class[1]	162,558,887
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$642,770,467
Shares outstanding – Sweep Class[1]	642,679,815
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended January 31, 2016	Wells Fargo National Tax-Free Money Market Fund	17

Investment income
Interest	$2,723,079

Expenses
Management fee	4,461,419
Administration fees
Class A	336,231
Administrator Class	187,947
Institutional Class	1,520,127
Service Class	182,971
Sweep Class	1,277,905
Shareholder servicing fees
Class A	382,080
Administrator Class	185,158
Service Class	374,889
Sweep Class	1,452,165
Distribution fee
Sweep Class	2,033,031
Custody and accounting fees	158,125
Professional fees	44,288
Registration fees	82,588
Shareholder report expenses	12,008
Trustees’ fees and expenses	15,485
Other fees and expenses	68,042

Total expenses	12,774,459
Less: Fee waivers and/or expense reimbursements	(10,348,778)

Net expenses	2,425,681

Net investment income	297,398

Net realized gains on investments	517,640

Net increase in net assets resulting from operations	$815,038

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo National Tax-Free Money Market Fund	Statement of changes in net assets

	Year ended January 31, 2016		Year ended January 31, 2015

Operations
Net investment income		$297,398		$372,033
Net realized gains on investments		517,640		411,621

Net increase in net assets resulting from operations		815,038		783,654

Distributions to shareholders from
Net investment income
Class A		(15,282)		(15,655)
Administrator Class		(18,792)		(20,106)
Institutional Class		(189,990)		(264,091)
Service Class		(15,245)		(15,145)
Sweep Class		(58,080)		(56,770)
Net realized gains
Class A		(14,089)		(14,611)
Administrator Class		(15,700)		(22,342)
Institutional Class		(175,944)		(279,216)
Service Class		(11,103)		(18,242)
Sweep Class		(54,176)		(64,136)

Total distributions to shareholders		(568,401)		(770,314)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	345,360,688	345,360,688	401,765,968	401,765,968
Administrator Class	134,625,938	134,625,938	113,243,756	113,243,756
Institutional Class	8,231,106,752	8,231,106,752	8,706,386,078	8,706,386,078
Service Class	279,035,075	279,035,075	293,927,871	293,927,871
Sweep Class	1,649,583,802	1,649,583,802	1,776,652,255	1,776,652,255

		10,639,712,255		11,291,975,928

Reinvestment of distributions
Class A	25,578	25,578	27,249	27,249
Administrator Class	30,423	30,423	37,591	37,591
Institutional Class	86,696	86,696	144,335	144,335
Service Class	6,394	6,394	9,356	9,356
Sweep Class	112,419	112,419	120,906	120,906

		261,510		339,437

Payment for shares redeemed
Class A	(296,201,135)	(296,201,135)	(481,867,128)	(481,867,128)
Administrator Class	(147,267,265)	(147,267,265)	(136,302,798)	(136,302,798)
Institutional Class	(8,822,783,114)	(8,822,783,114)	(8,729,533,081)	(8,729,533,081)
Service Class	(256,379,316)	(256,379,316)	(320,198,898)	(320,198,898)
Sweep Class	(1,575,114,559)	(1,575,114,559)	(1,799,148,228)	(1,799,148,228)

		(11,097,745,389)		(11,467,050,133)

Net decrease in net assets resulting from capital share transactions		(457,771,624)		(174,734,768)

Total decrease in net assets		(457,524,987)		(174,721,428)

Net assets
Beginning of period		3,292,532,139		3,467,253,567

End of period		$2,835,007,152		$3,292,532,139

Undistributed net investment income		$293		$284

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo National Tax-Free Money Market Fund	19

(For a share outstanding throughout each period)

	Year ended January 31
CLASS A	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.02%	0.02%	0.02%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.63%	0.63%	0.63%	0.63%	0.62%
Net expenses	0.08%	0.08%	0.12%	0.18%	0.19%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$172,725	$123,525	$203,609	$284,041	$518,949

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo National Tax-Free Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
ADMINISTRATOR CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.02%	0.02%	0.02%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.36%	0.36%	0.36%	0.36%
Net expenses	0.08%	0.08%	0.11%	0.18%	0.18%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$179,171	$191,766	$214,788	$226,083	$281,128

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo National Tax-Free Money Market Fund	21

(For a share outstanding throughout each period)

	Year ended January 31
INSTITUTIONAL CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.02%	0.02%	0.02%	0.03%	0.04%
Ratios to average net assets (annualized)
Gross expenses	0.24%	0.24%	0.24%	0.24%	0.24%
Net expenses	0.08%	0.08%	0.11%	0.17%	0.16%
Net investment income	0.01%	0.01%	0.01%	0.02%	0.03%
Supplemental data
Net assets, end of period (000s omitted)	$1,677,748	$2,269,187	$2,292,160	$2,112,183	$3,036,275

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo National Tax-Free Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
SERVICE CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.02%	0.02%	0.02%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.52%	0.53%	0.53%	0.53%
Net expenses	0.08%	0.08%	0.12%	0.18%	0.18%
Net investment income	0.01%	0.02%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$162,593	$139,915	$166,178	$264,063	$673,405

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo National Tax-Free Money Market Fund	23

(For a share outstanding throughout each period)

	Year ended January 31
SWEEP CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.02%	0.02%	0.02%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.98%	0.98%	0.98%	0.98%	0.98%
Net expenses	0.08%	0.08%	0.11%	0.18%	0.14%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$642,770	$568,139	$590,518	$599,523	$566,501

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo National Tax-Free Money Market Fund	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo National Tax-Free Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements	Wells Fargo National Tax-Free Money Market Fund	25

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

26	Wells Fargo National Tax-Free Money Market Fund	Notes to financial statements

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee of 0.10% of the Fund’s average daily net assets. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the year ended January 31, 2016 have been included in management fee on the Statement of Operations.

For the year ended January 31, 2016, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.30% for Administrator Class shares, 0.20% for Institutional Class shares, 0.45% for Service Class shares, and 1.00% for Sweep Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the year ended January 31, 2016, Funds Management voluntarily waived additional expenses to maintain a positive yield.

Distribution fee

The Trust has adopted a distribution plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Notes to financial statements	Wells Fargo National Tax-Free Money Market Fund	27

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended January 31, 2016 and January 31, 2015 were as follows:

	Year ended January 31
	2016	2015
Ordinary income	$253,594	$239,937
Tax-exempt income	160,082	371,767
Long-term capital gain	154,725	158,610

As of January 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed tax-exempt income	Undistributed long-term gain
$65,187	$16,607	$254,975

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

7. MONEY MARKET FUND REFORM

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016. Effective September 1, 2016, the Fund will be offered as a retail money market fund and continue to transact at a stable $1.00 net asset value (NAV). At this time, management continues to evaluate the implications of these amendments and their impact to the Fund’s operations, financial statements and accompanying notes.

28	Wells Fargo National Tax-Free Money Market Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the summary portfolio of investments, of the Wells Fargo National Tax-Free Money Market Fund (formerly known as Wells Fargo Advantage National Tax-Free Money Market Fund) (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo National Tax-Free Money Market Fund as of January 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 24, 2016

Other information (unaudited)	Wells Fargo National Tax-Free Money Market Fund	29

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, $154,725 was designated as long-term capital gain distributions for the fiscal year ended January 31, 2016.

For the fiscal year ended January 31, 2016, $137,307 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended January 31, 2016, $116,287 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

Pursuant to Section 852 of the Internal Revenue Code, 53.83% of distribution paid from net investment income is designated as exempt-interest for the fiscal year ended January 31, 2016.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

30	Wells Fargo National Tax-Free Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo National Tax-Free Money Market Fund	31

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012; Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

32	Wells Fargo National Tax-Free Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

240791 03-16 A309/AR309 01-16

Annual Report

January 31, 2016

Wells Fargo Treasury Plus Money Market Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Treasury Plus Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

We do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Treasury Plus Money Market Fund for the 12-month period that ended January 31, 2016. The period was marked by preparation for the new amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission. In the markets, all eyes were on the Federal Reserve (Fed) to see when it would begin normalizing monetary policy; it voted to begin increasing the federal funds rate in December 2015.

We are preparing to implement the new money market fund regulations.

The amendments to Rule 2a-7, which governs money market funds, are scheduled to be fully implemented by October 2016. To recap, U.S. Treasury and government money market funds will continue to operate much as they do today, with stable $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime money market funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors. (We announced in May 2015 changes to our money market fund lineup, identifying which funds would be for retail investors and which would be for institutional investors.) Second, money market fund boards of directors will have discretion to impose either a liquidity fee of up to 2% on shareholder redemptions or a temporary suspension of redemptions (gate) if a fund’s weekly liquid assets fall below 30% of its total assets and the board determines that the fee or gate is in the best interest of the fund’s shareholders.

■	Retail investors will continue to transact at a stable $1.00 NAV but may be subject to liquidity fees and redemption gates as described above.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may also be subject to liquidity fees and redemption gates under special circumstances as described above. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities. Our February 2016 Product Alert featured the intraday price times we will use to continue providing same-day settlement and liquidity to our shareholders.

■	Additional requirements include increased disclosure, tighter diversification requirements, and enhanced stress-testing measures.

■	We will continue to communicate any changes to our money market funds with our shareholders. Specifically, Product Alerts can be found at our website: wellsfargofunds.com. In the brown box on the left-hand side of the page, click on “Product Information” and find them under the “Product Alerts” tab.

While there will be operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

The Fed began normalizing monetary policy.

The Fed raised the target federal funds rate to between 0.25% and 0.50%, stating that its decision “recognizes the considerable progress that has been made toward restoring jobs, raising incomes, and easing economic hardships.” However, the Fed does not have preset paths for interest-rate hikes; rather, it depends on the economic environment. As the Fed begins to normalize monetary policy, it “expects economic conditions will evolve in a manner that will warrant only

Letter to shareholders (unaudited)	Wells Fargo Treasury Plus Money Market Fund	3

gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.”

Short-term U.S. Treasury yields rose during the period: 1-month Treasury bills (T-bills) rose 0.21% to end January 2016 at a yield of 0.22%, 6-month T-bills rose 0.38% to end the period with a yield of 0.43%, and 1-year Treasury securities rose 0.31% to finish with a yield of 0.45%. Meanwhile, other short-term, high-quality yields remained under pressure due to strong demand and limited supply.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Treasury Plus Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael C. Bird, CFA®

Jeffrey L. Weaver, CFA®

Laurie White

Average annual total returns (%) as of January 31, 20161

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (PIVXX)	7-28-2003	0.01	0.01	0.95	0.62	0.62
Administrator Class (WTPXX)	3-31-2008	0.01	0.01	1.03	0.35	0.35
Institutional Class (PISXX)	8-1-1995	0.02	0.01	1.08	0.23	0.20
Service Class (PRVXX)	10-1-1985	0.01	0.01	0.99	0.52	0.45
Sweep Class	6-30-2010	0.01	0.01	0.95	0.97	0.97

Yield summary (%) as of January 31, 20163

	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-day current yield	0.01	0.02	0.15	0.01	0.01
7-day compound yield	0.01	0.02	0.15	0.01	0.01
30-day simple yield	0.01	0.01	0.12	0.01	0.01
30-day compound yield	0.01	0.01	0.12	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or a contingent deferred sales charge.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Treasury Plus Money Market Fund	5

Portfolio composition as of January 31, 2016[4]

Weighted average maturity as of January 31, 2016[5]
21 days

Weighted average life as of January 31, 2016[6]
48 days

Effective maturity distribution as of January 31, 2016[4]

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Class A shares, and has not been adjusted to include the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns would be lower.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Class A, 0.35% for Administrator Class, 0.20% for Institutional Class, 0.45% for Service Class, and 1.00% for Sweep Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.27)%, 0.00%, 0.12%, (0.17)%, and (0.62)% for Class A, Administrator Class, Institutional Class, Service Class, and Sweep Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Treasury Plus Money Market Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

The majority of the Fund’s fiscal year that ended January 31, 2016, was characterized by a continuation of the extremely low interest rates that have prevailed for several years. However, rates trended higher in the last two months of the period due to an increase in the federal funds rate by the U.S. Federal Reserve (Fed) on December 16, 2015, by 0.25% to a new target between 0.25% and 0.50%. Interest rates on all categories of government money market securities moved higher shortly before the Fed’s move and generally maintained those levels after the official increase.

The increase in Treasury bill (T-bill) yields was more modest than the increases for other government securities during the year, reflecting the effects of incremental demand for U.S. Treasury securities due to domestic and international regulatory initiatives. Three-month T-bill yields averaged 2 basis points (bps; 100 bps equals 1.00%) over the first 10 months of the period, which ended November 30, 2015. In the last two months of the period, December 2015 and January 2016, 3-month T-bills yielded an average of 22 bps, reflecting the Fed’s interest-rate increase. Overall, T-bills yielded an average of 6 bps in the fiscal year that ended January 31, 2016.

By comparison, the yields on repurchase agreements (repos) were generally higher even before the Fed’s move. Overnight repo rates, as measured by the DTCC GFC U.S. Treasury Repo Index,1 averaged 18 bps in the first 10 months of the period and then rose to 41 bps in the final 2 months of the period. Overall, the average repo yield for the fiscal year that ended January 31, 2016, was 22 bps.

Similarly, yields on government-sponsored enterprise (GSE) discount notes were modestly higher throughout the year compared with the previous reporting period before moving notably higher as the Fed’s interest-rate increase approached. Average GSE discount note yields for 3-, 6-, and 12-month tenors were 10 bps, 16 bps, and 30 bps, respectively, over the 10 months that ended November 30, 2015. Those yields then rose to 31 bps, 46 bps, and 63 bps, respectively, over the last two months of the period. Overall, for the fiscal year that ended January 31, 2016, the average yields were 13 bps, 21 bps, and 36 bps, respectively.

As noted above, yields on T-bills did not rise as much as those of other U.S. government securities, and this was largely the result of greater demand for U.S. Treasury securities due to various regulatory initiatives that encouraged large banks to buy high-quality liquid assets. Other regulatory changes led banks to reduce their leverage, leaving the banks with smaller portfolios to fund in the repo market at the same time supply was shrinking in that market. Investors displaced by reduced repo supply moved their investments to other government securities, such as T-bills, keeping downward pressure on interest rates for all government securities. These structural changes in the U.S. government money markets resulting in greater relative demand for U.S. Treasury securities—and lower relative yields—are expected to persist.

Our investment strategy remained consistent: We invested in T-bills, U.S. Treasury notes, and Treasury collateralized repos while taking into account the Fund’s overall level of liquidity and average maturity.

Strategic outlook

After seven years with interest rates set near zero, the Fed finally raised its target rate by 0.25% in December 2015, along with projections that showed further gradual interest-rate increases throughout 2016. The Fed has clearly signaled that it will proceed cautiously, weighing incoming economic data and other factors and modifying its interest-rate path accordingly. The Fed’s data-dependent orientation will have the markets carefully watching the effects on the U.S. economy of sharply lower commodity prices, economic weakness in other parts of the world, and the strengthening U.S. dollar. The Fed will also weigh its apparent progress in meeting its full-employment mandate against its less successful effort to bring inflation back up to 2%. In the face of this uncertainty, we believe that our investment strategy, with its focus on capital preservation and liquidity, will enable the Fund to continue to meet its objectives.

[1]	DTCC GCF U.S. Treasury Repo Index is Depository Trust & Clearing Corp.‘s weighted average for overnight trades in applicable CUSIPs of U.S. Treasuries. You cannot invest directly in an index.

Fund expenses (unaudited)	Wells Fargo Treasury Plus Money Market Fund	7

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2015 to January 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2015	Ending account value 1-31-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.05	$0.74	0.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.46	$0.75	0.15%
Administrator Class
Actual	$1,000.00	$1,000.05	$0.70	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.51	$0.70	0.14%
Institutional Class
Actual	$1,000.00	$1,000.18	$0.62	0.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.58	$0.63	0.12%
Service Class
Actual	$1,000.00	$1,000.05	$0.75	0.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.46	$0.76	0.15%
Sweep Class
Actual	$1,000.00	$1,000.05	$0.78	0.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.42	$0.79	0.16%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8	Wells Fargo Treasury Plus Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Repurchase Agreements ^^: 78.19%
Bank of Montreal, dated 1-29-2016, maturity value $100,002,583 (1)	0.31%	2-1-2016	$100,000,000	$100,000,000
Bank of Montreal, dated 1-4-2016, maturity value $200,058,333 (2) ¢±§(i)	0.30	2-8-2016	200,000,000	200,000,000
Bank of Nova Scotia NY, dated 1-29-2016, maturity value $400,011,333 (3)	0.34	2-1-2016	400,000,000	400,000,000
BNP Paribas, dated 1-29-2016, maturity value $2,500,072,917 (4)	0.35	2-1-2016	2,500,000,000	2,500,000,000
Citigroup Global Markets Incorporated, dated 1-28-2016, maturity value $250,015,556 (5)	0.32	2-4-2016	250,000,000	250,000,000
Credit Agricole, dated 1-29-2016, maturity value $1,584,744,900 (6)	0.34	2-1-2016	1,584,700,000	1,584,700,000
Credit Agricole, dated 1-4-2016, maturity value $250,068,750 (7) ¢±§	0.33	2-3-2016	250,000,000	250,000,000
Credit Suisse Securities USA, dated 1-29-2016, maturity value $400,011,333 (8)	0.34	2-1-2016	400,000,000	400,000,000
Federal Reserve Bank of New York, dated 1-29-2016, maturity value $1,500,031,250 (9)	0.25	2-1-2016	1,500,000,000	1,500,000,000
HSBC Securities USA Incorporated, dated 1-29-2016, maturity value $150,003,875 (10)	0.31	2-1-2016	150,000,000	150,000,000
JPMorgan Securities, dated 1-29-2016, maturity value $1,625,046,042 (11)	0.34	2-1-2016	1,625,000,000	1,625,000,000
JPMorgan Securities, dated 1-4-2016, maturity value $550,145,444 (12) ¢±§	0.34	2-1-2016	550,000,000	550,000,000
Merrill Lynch Pierce Fenner Smith Incorporated, dated 1-29-2016, maturity value $575,015,333 (13)	0.32	2-1-2016	575,000,000	575,000,000
Prudential, dated 1-29-2016, maturity value $465,551,328 (14)	0.35	2-1-2016	465,537,750	465,537,750
Societe Generale NY, dated 1-26-2016, maturity value $100,006,611 (15)	0.34	2-2-2016	100,000,000	100,000,000
Societe Generale NY, dated 1-29-2016, maturity value $1,375,040,104 (16)	0.35	2-1-2016	1,375,000,000	1,375,000,000
Societe Generale NY, dated 1-29-2016, maturity value $500,034,028 (17)	0.35	2-5-2016	500,000,000	500,000,000

Total Repurchase Agreements (Cost $12,525,237,750)				12,525,237,750

Treasury Debt: 20.73%
U.S. Treasury Bond	7.25	5-15-2016	200,000,000	203,940,892
U.S. Treasury Note	0.25	4-15-2016	60,000,000	59,997,444
U.S. Treasury Note	0.25	5-15-2016	50,000,000	49,959,478
U.S. Treasury Note ±	0.37	4-30-2016	170,000,000	170,000,136
U.S. Treasury Note	0.38	3-31-2016	250,000,000	249,992,869
U.S. Treasury Note	0.38	4-30-2016	60,000,000	60,010,743
U.S. Treasury Note ±	0.47	10-31-2017	550,000,000	549,520,681
U.S. Treasury Note	0.50	6-15-2016	144,000,000	144,066,418
U.S. Treasury Note	0.50	6-30-2016	88,000,000	88,043,080
U.S. Treasury Note ±%%	0.59	1-31-2018	100,000,000	99,999,997
U.S. Treasury Note	0.63	7-15-2016	60,000,000	60,033,450
U.S. Treasury Note	0.63	8-15-2016	60,000,000	60,072,905
U.S. Treasury Note	1.50	6-30-2016	89,000,000	89,343,483
U.S. Treasury Note	1.50	7-31-2016	130,000,000	130,673,164
U.S. Treasury Note	1.75	5-31-2016	150,000,000	150,695,086
U.S. Treasury Note	2.00	4-30-2016	30,000,000	30,123,354
U.S. Treasury Note	2.25	3-31-2016	170,000,000	170,533,803
U.S. Treasury Note	2.38	3-31-2016	199,000,000	199,659,039
U.S. Treasury Note	2.63	4-30-2016	142,000,000	142,772,019
U.S. Treasury Note	3.00	8-31-2016	50,000,000	50,684,886
U.S. Treasury Note	3.25	6-30-2016	153,000,000	154,721,130
U.S. Treasury Note ##	3.25	7-31-2016	100,000,000	101,309,122
U.S. Treasury Note	5.13	5-15-2016	300,000,000	304,128,325

Total Treasury Debt (Cost $3,320,281,504)				3,320,281,504

Total investments in securities (Cost $15,845,519,254) *	98.92%	15,845,519,254
Other assets and liabilities, net	1.08	172,731,349

Total net assets	100.00%	$16,018,250,603

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016	Wells Fargo Treasury Plus Money Market Fund	9

^^	Collateralized by:

(1)	U.S. government securities, 0.63% to 8.00%, 12-31-2016 to 5-15-2023, fair value including accrued interest is $102,000,016.

(2)	U.S. government securities, 0.13% to 8.75%, 4-15-2017 to 8-15-2042, fair value including accrued interest is $204,000,000.

(3)	U.S. government securities, 0.00% to 8.88%, 2-21-2016 to 11-15-2045, fair value including accrued interest is $408,000,000.

(4)	U.S. government securities, 0.00% to 8.88%, 3-10-2016 to 2-15-2045, fair value including accrued interest is $2,550,083,948.

(5)	U.S. government securities, 1.50% to 2.75%, 7-31-2016 to 8-31-2022, fair value including accrued interest is $255,000,098.

(6)	U.S. government securities, 0.25% to 3.88%, 1-15-2017 to 2-15-2045, fair value including accrued interest is $1,616,394,033.

(7)	U.S. government securities, 0.00% to 7.88%, 1-31-2016 to 2-15-2044, fair value including accrued interest is $255,000,034.

(8)	U.S. government securities, 1.00% to 6.25%, 9-15-2017 to 5-15-2030, fair value including accrued interest is $408,000,597.

(9)	U.S. government securities, 2.00% to 3.50%, 5-15-2020 to 2-15-2022, fair value including accrued interest is $1,500,031,338.

(10)	U.S. government securities, 2.00% to 4.25%, 11-15-2017 to 8-15-2025, fair value including accrued interest is $153,001,323.

(11)	U.S. government securities, 0.00% to 4.25%, 5-5-2016 to 8-15-2025, fair value including accrued interest is $1,657,514,895.

(12)	U.S. government securities, 0.00% to 2.13%, 4-15-2016 to 2-15-2043, fair value including accrued interest is $561,001,271.

(13)	U.S. government securities, 1.75% to 3.63%, 1-15-2017 to 9-30-2022, fair value including accrued interest is $586,500,103.

(14)	U.S. government securities, 0.00% to 3.63%, 6-15-2017 to 5-15-2043, fair value including accrued interest is $474,848,505.

(15)	U.S. government securities, 1.63% to 2.13%, 6-30-2022 to 8-15-2022, fair value including accrued interest is $102,000,000.

(16)	U.S. government securities, 0.00% to 4.63%, 1-31-2016 to 5-15-2043, fair value including accrued interest is $1,402,500,000.

(17)	U.S. government securities, 0.00% to 8.00%, 2-11-2016 to 2-15-2044, fair value including accrued interest is $510,000,013.

¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

±	Variable rate investment. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

(i)	Illiquid security for which the designation as illiquid is unaudited.

%%	The security is issued on a when-issued basis.

##	All or a portion of this security is segregated for when-issued securities.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Treasury Plus Money Market Fund	Statement of assets and liabilities—January 31, 2016

Assets
Investments
In repurchase agreements, at amortized cost	$12,525,237,750
In unaffiliated securities, at amortized cost	3,320,281,504

Total investments, at amortized cost	15,845,519,254
Cash	23,917
Receivable for investments sold	265,000,000
Receivable for Fund shares sold	3,596,628
Receivable for interest	17,670,333
Prepaid expenses and other assets	315,464

Total assets	16,132,125,596

Liabilities
Dividends payable	754,428
Payable for investments purchased	100,001,600
Payable for Fund shares redeemed	9,609,497
Management fee payable	834,530
Distribution fee payable	947
Administration fees payable	1,306,870
Accrued expenses and other liabilities	1,367,121

Total liabilities	113,874,993

Total net assets	$16,018,250,603

NET ASSETS CONSIST OF
Paid-in capital	$16,018,573,116
Overdistributed net investment income	(318,193)
Accumulated net realized losses on investments	(4,320)

Total net assets	$16,018,250,603

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$1,956,625,530
Shares outstanding – Class A1	1,956,371,339
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$101,431,689
Shares outstanding – Administrator Class[1]	101,420,174
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$12,617,152,723
Shares outstanding – Institutional Class[1]	12,615,840,100
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$1,339,895,243
Shares outstanding – Service Class[1]	1,339,677,840
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$3,145,418
Shares outstanding – Sweep Class[1]	3,145,065
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended January 31, 2016	Wells Fargo Treasury Plus Money Market Fund	11

Investment income
Interest	$17,949,093

Expenses
Management fee	20,731,670
Administration fees
Class A	4,082,653
Administrator Class	109,147
Institutional Class	9,011,035
Service Class	1,878,007
Sweep Class	6,722
Shareholder servicing fees
Class A	4,639,378
Administrator Class	104,452
Service Class	3,887,116
Sweep Class	7,639
Distribution fee
Sweep Class	10,694
Custody and accounting fees	696,203
Professional fees	49,428
Registration fees	90,803
Shareholder report expenses	59,555
Trustees’ fees and expenses	6,315
Other fees and expenses	60,733

Total expenses	45,431,550
Less: Fee waivers and/or expense reimbursements	(30,574,696)

Net expenses	14,856,854

Net investment income	3,092,239

Net realized gains on investments	1,750

Net increase in net assets resulting from operations	$3,093,989

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Treasury Plus Money Market Fund	Statement of changes in net assets

	Year ended January 31, 2016		Year ended January 31, 2015

Operations
Net investment income		$3,092,239		$1,381,507
Net realized gains (losses) on investments		1,750		(6,071)

Net increase in net assets resulting from operations		3,093,989		1,375,436

Distributions to shareholders from
Net investment income
Class A		(185,550)		(195,066)
Administrator Class		(11,187)		(10,310)
Institutional Class		(2,738,718)		(989,147)
Service Class		(156,479)		(167,667)
Sweep Class		(305)		(1,380)
Net realized gains
Class A		0		(333)
Administrator Class		0		(12)
Institutional Class		0		(1,567)
Service Class		0		(343)
Sweep Class		0		(1)

Total distributions to shareholders		(3,092,239)		(1,365,826)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	9,695,234,245	9,695,234,245	11,551,378,177	11,551,378,177
Administrator Class	1,485,239,239	1,485,239,239	1,407,400,434	1,407,400,434
Institutional Class	92,509,317,999	92,509,317,999	95,955,278,554	95,955,278,554
Service Class	6,667,123,211	6,667,123,211	8,133,729,924	8,133,729,924
Sweep Class	7,264,570	7,264,570	6,058,339	6,058,339

		110,364,179,264		117,053,845,428

Reinvestment of distributions
Class A	60,846	60,846	72,762	72,762
Administrator Class	9,295	9,295	8,891	8,891
Institutional Class	1,058,693	1,058,693	393,935	393,935
Service Class	10,293	10,293	12,850	12,850
Sweep Class	305	305	1,381	1,381

		1,139,432		489,819

Payment for shares redeemed
Class A	(9,471,777,216)	(9,471,777,216)	(11,816,354,502)	(11,816,354,502)
Administrator Class	(1,489,995,863)	(1,489,995,863)	(1,399,838,442)	(1,399,838,442)
Institutional Class	(91,084,112,215)	(91,084,112,215)	(94,287,132,197)	(94,287,132,197)
Service Class	(7,172,613,690)	(7,172,613,690)	(7,878,220,480)	(7,878,220,480)
Sweep Class	(7,173,689)	(7,173,689)	(23,122,638)	(23,122,638)

		(109,225,672,673)		(115,404,668,259)

Net increase in net assets resulting from capital share transactions		1,139,646,023		1,649,666,988

Total increase in net assets		1,139,647,773		1,649,676,598

Net assets
Beginning of period		14,878,602,830		13,228,926,232

End of period		$16,018,250,603		$14,878,602,830

Overdistributed net investment income		$(318,193)		$(318,193)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Treasury Plus Money Market Fund	13

(For a share outstanding throughout each period)

	Year ended January 31
CLASS A	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	0.00	0.00

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.62%	0.62%	0.62%	0.62%	0.62%
Net expenses	0.11%	0.06%	0.06%	0.12%	0.06%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,956,626	$1,733,107	$1,998,010	$1,589,730	$1,692,131

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Treasury Plus Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
ADMINISTRATOR CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	0.00	0.00

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.34%	0.35%	0.35%
Net expenses	0.10%	0.06%	0.07%	0.13%	0.05%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$101,432	$106,179	$98,633	$204,264	$209,513

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Treasury Plus Money Market Fund	15

(For a share outstanding throughout each period)

	Year ended January 31
INSTITUTIONAL CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	0.00	0.00

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.02%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.23%	0.23%	0.23%	0.23%
Net expenses	0.10%	0.06%	0.06%	0.12%	0.06%
Net investment income	0.02%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$12,617,153	$11,190,887	$9,522,210	$7,557,137	$6,393,891

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Treasury Plus Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
SERVICE CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	0.00	0.00

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.52%	0.52%	0.52%
Net expenses	0.11%	0.06%	0.06%	0.12%	0.06%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,339,895	$1,845,375	$1,589,951	$1,932,680	$1,885,503

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Treasury Plus Money Market Fund	17

(For a share outstanding throughout each period)

	Year ended January 31
SWEEP CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	0.00	0.00

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.97%	0.97%	0.97%	0.97%	0.97%
Net expenses	0.11%	0.06%	0.06%	0.12%	0.07%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$3,145	$3,054	$20,122	$27,152	$42,861

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Treasury Plus Money Market Fund	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Treasury Plus Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements	Wells Fargo Treasury Plus Money Market Fund	19

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2016, the Fund had capital loss carryforwards which consist of $4,320 in short-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

20	Wells Fargo Treasury Plus Money Market Fund	Notes to financial statements

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee of 0.10% of the Fund’s average daily net assets. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the year ended January 31, 2016 have been included in management fee on the Statement of Operations.

For the year ended January 31, 2016, the management fee was equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.45% for Service Class shares, and 1.00% for Sweep Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the year ended January 31, 2016, Funds Management voluntarily waived additional expenses to maintain a positive yield.

Distribution fee

The Trust has adopted a distribution plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Notes to financial statements	Wells Fargo Treasury Plus Money Market Fund	21

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $3,092,239 and $1,365,826 of ordinary income for the years ended January 31, 2016 and January 31, 2015, respectively.

As of January 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Capital loss carryforward
$656,726	$(4,320)

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

7. MONEY MARKET FUND REFORM

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016. The Fund will continue to be offered to retail and institutional investors and transact at a stable $1.00 net asset value (NAV). At this time, management continues to evaluate the implications of these amendments and their impact to the Fund’s operations, financial statements and accompanying notes.

22	Wells Fargo Treasury Plus Money Market Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Treasury Plus Money Market Fund (formerly known as Wells Fargo Advantage Treasury Plus Money Market Fund) (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Treasury Plus Money Market Fund as of January 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 24, 2016

Other information (unaudited)	Wells Fargo Treasury Plus Money Market Fund	23

TAX INFORMATION

For the fiscal year ended January 31, 2016, $2,423,559 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended January 31, 2016, 30.68% of the dividends distributed was derived from interest on U.S. government securities.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Treasury Plus Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Treasury Plus Money Market Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012; Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

26	Wells Fargo Treasury Plus Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

240792 03-16 A314/AR314 01-16

ITEM 2.	CODE OF ETHICS

(a) As of the end of the period covered by the report, Wells Fargo Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Funds Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal year ended January 31, 2016	Fiscal year ended January 31, 2015
Audit fees	$364,309	$354,830
Audit-related fees	—	—
Tax fees (1)	18,000	17,500
All other fees	—	—

	$382,309	$372,330

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Wells Fargo Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust , except Wells Fargo Money Market Fund and Wells Fargo National Tax-Free Money Market Fund is included as part of the report to shareholders filed under Item 1 of this Form. Wells Fargo Money Market Fund and Wells Fargo National Tax-Free Money Market Fund included a Summary Portfolio of Investments under Item 1. A Portfolio of Investments for each of Wells Fargo Money Market Fund and Wells Fargo National Tax-Free Money Market Fund is filed under this Item.

Portfolio of investments—January 31, 2016	Wells Fargo Money Market Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 0.73%
FHLB (z)	0.39%	2-5-2016	$20,000,000	$19,999,133

Total Agency Securities (Cost $19,999,133)				19,999,133

Certificates of Deposit: 28.36%
Agricultural Bank of China ±	0.66	9-2-2016	10,000,000	10,000,000
Australia & New Zealand Banking Group	0.36	2-3-2016	18,000,000	18,000,000
Australia & New Zealand Banking Group	0.38	2-1-2016	19,000,000	19,000,000
Bank of Montreal ±	0.63	4-26-2016	15,000,000	15,000,000
Bank of Montreal ±	0.81	7-19-2016	2,000,000	2,000,000
Bank of Montreal ±	0.84	4-15-2016	8,000,000	8,001,522
Bank of New York ##	0.27	2-1-2016	11,000,000	11,000,000
Bank of Nova Scotia ±	0.77	7-6-2016	6,000,000	6,000,000
Citibank (New York)	0.51	4-11-2016	4,000,000	4,000,000
Cooperatieve Centrale ±	0.67	7-12-2016	5,000,000	5,000,799
Credit Agricole SA	0.29	2-1-2016	53,000,000	53,000,000
Dexia Credit Local SA (New York) ±	0.60	5-11-2016	13,000,000	13,000,000
Dexia Credit Local SA (New York) ±	0.61	4-18-2016	7,000,000	7,000,000
Dexia Credit Local SA (New York) ±	0.74	6-21-2016	3,000,000	3,000,000
DG Bank (New York)	0.41	2-8-2016	10,000,000	10,000,000
DG Bank (New York)	0.52	3-8-2016	8,000,000	8,000,000
DG Bank (New York)	0.52	3-14-2016	10,000,000	10,000,000
DG Bank (New York)	0.60	4-22-2016	5,000,000	5,000,000
HSBC Bank plc	0.29	2-1-2016	53,000,000	53,000,000
HSBC Bank plc ±	0.58	2-9-2016	10,000,000	10,000,000
HSBC Bank plc ±	0.73	8-1-2016	3,000,000	3,000,000
HSBC Bank plc ±	0.74	7-5-2016	4,000,000	4,000,000
KBC Bank	0.28	2-1-2016	49,000,000	49,000,000
Lloyds Bank plc ±	0.80	7-7-2016	5,000,000	5,000,000
Mitsubishi Trust & Bank (z)	0.71	4-8-2016	8,000,000	7,989,447
Mitsubishi UFJ Trust & Banking Corporation	0.31	2-3-2016	12,000,000	12,000,000
Mizuho Bank Limited	0.52	3-3-2016	5,000,000	5,000,000
Mizuho Corporate Bank (z)	0.68	4-29-2016	8,000,000	7,986,529
Mizuho Corporate Bank (z)	0.69	4-27-2016	10,000,000	9,983,545
Mizuho Corporate Bank (z)	0.70	3-16-2016	10,000,000	9,991,459
NBAD Americas NV	0.30	2-1-2016	33,000,000	33,000,000
Nordea Bank AB	0.27	2-1-2016	36,000,000	36,000,000
Nordea Bank AB ±	0.59	5-13-2016	9,000,000	9,000,000
Norinchukin Bank	0.30	2-2-2016	15,000,000	15,000,000
Oversea Chinese Banking	0.60	4-20-2016	5,000,000	5,000,000
Royal Bank of Canada ±	0.60	3-18-2016	10,000,000	10,000,000
Skandinaviska Enskilda Banken AG	0.27	2-1-2016	37,000,000	37,000,000
Standard Chartered Bank ±	0.61	2-8-2016	10,000,000	10,000,000
Standard Chartered Bank ±	0.61	2-16-2016	10,000,000	10,000,000
Standard Chartered Bank ±	0.62	3-11-2016	10,000,000	10,000,000
Standard Chartered Bank ±	0.63	2-29-2016	6,000,000	6,000,000
Standard Chartered Bank	0.71	5-5-2016	5,000,000	5,000,000
Standard Chartered Bank ±	0.81	7-12-2016	5,000,000	5,000,000
State Street Bank & Trust Company ±	0.59	2-11-2016	10,000,000	10,000,000
State Street Bank & Trust Company ±	0.59	3-9-2016	7,000,000	7,000,000
State Street Bank & Trust Company ±	0.60	3-24-2016	8,000,000	8,000,000

2	Wells Fargo Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
State Street Bank & Trust Company ±	0.64%	4-11-2016	$8,000,000	$8,000,000
Sumitomo Mitsui Banking Corporation	0.42	2-17-2016	10,000,000	10,000,000
Sumitomo Mitsui Banking Corporation	0.67	4-6-2016	4,000,000	4,000,000
Sumitomo Mitsui Banking Corporation	0.70	3-22-2016	8,000,000	8,000,000
Sumitomo Trust & Banking Corporation	0.41	2-19-2016	10,000,000	10,000,000
Sumitomo Trust & Banking Corporation	0.42	2-1-2016	10,000,000	10,000,000
Sumitomo Trust & Banking Corporation	0.54	3-7-2016	6,000,000	6,000,115
Sumitomo Trust & Banking Corporation	0.65	3-14-2016	8,000,000	8,000,000
Sumitomo Trust & Banking Corporation	0.68	4-4-2016	15,000,000	15,000,000
Sumitomo Trust & Banking Corporation	0.68	4-7-2016	6,000,000	6,000,000
Sumitomo Trust & Banking Corporation	0.70	3-29-2016	9,000,000	9,000,000
Swedbank	0.27	2-1-2016	37,000,000	37,000,000
Toronto-Dominion Bank ±	0.54	4-1-2016	6,000,000	6,000,000
Toronto-Dominion Bank ±	0.58	3-16-2016	15,000,000	15,000,000
Toronto-Dominion Bank ±	0.60	5-25-2016	8,000,000	8,000,000
Toronto-Dominion Bank ±	0.61	6-2-2016	8,000,000	8,000,000
Toronto-Dominion Bank ±	0.65	4-15-2016	8,000,000	8,000,000
Toronto-Dominion Bank ±	0.74	7-5-2016	4,000,000	4,000,000

Total Certificates of Deposit (Cost $779,953,416)				779,953,416

Commercial Paper: 46.78%

Asset-Backed Commercial Paper: 24.21%
Albion Capital Corporation 144A(z)	0.50	2-26-2016	4,000,000	3,998,611
Anglesea Funding LLC 144A(z)	0.42	2-2-2016	10,000,000	9,999,883
Anglesea Funding LLC 144A±	0.55	3-14-2016	4,000,000	4,000,000
Anglesea Funding LLC 144A±	0.55	4-18-2016	4,000,000	4,000,000
Anglesea Funding LLC 144A±	0.56	4-6-2016	5,000,000	5,000,000
Anglesea Funding LLC 144A±	0.56	4-28-2016	8,000,000	8,000,000
Anglesea Funding LLC 144A±	0.58	7-15-2016	4,000,000	4,000,000
Antalis SA 144A(z)	0.42	2-4-2016	5,000,000	4,999,825
Antalis SA 144A(z)	0.50	3-3-2016	10,000,000	9,995,694
Atlantic Asset Securitization Corporation 144A(z)	0.35	2-1-2016	5,401,000	5,401,000
Atlantic Asset Securitization Corporation 144A±	0.51	4-12-2016	10,000,000	9,999,977
Atlantic Asset Securitization Corporation 144A	0.52	4-15-2016	8,000,000	7,999,995
Atlantic Asset Securitization Corporation 144A±	0.52	4-27-2016	8,000,000	7,999,999
Bedford Row Funding Corporation 144A±	0.38	2-1-2016	6,000,000	6,000,000
Bedford Row Funding Corporation 144A±	0.62	2-16-2016	5,000,000	4,999,985
Bedford Row Funding Corporation 144A±	0.62	4-14-2016	16,000,000	16,000,000
Bedford Row Funding Corporation 144A±	0.63	4-4-2016	7,000,000	7,000,000
Bedford Row Funding Corporation 144A±%%	0.78	8-1-2016	2,000,000	1,999,900
Bedford Row Funding Corporation 144A±	0.78	7-7-2016	2,000,000	2,000,000
Bedford Row Funding Corporation 144A±	0.78	7-11-2016	4,000,000	4,000,000
Bennington Stark Capital Company LLC 144A±	0.49	5-13-2016	7,000,000	6,999,699
Bennington Stark Capital Company LLC 144A(z)	0.50	3-1-2016	8,000,000	7,996,778
Bennington Stark Capital Company LLC 144A(z)	0.70	3-14-2016	10,000,000	9,991,833
Chesham Finance Limited 144A(z)	0.40	2-1-2016	4,000,000	4,000,000
Chesham Finance Limited 144A(z)	0.40	2-1-2016	3,000,000	3,000,000
Collateralized Commercial Paper Company LLC 144A±	0.69	4-22-2016	10,000,000	10,000,000

Portfolio of investments—January 31, 2016	Wells Fargo Money Market Fund	3

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Collateralized Commercial Paper Company LLC ±	0.69%	4-22-2016	$12,000,000	$12,000,000
Collateralized Commercial Paper Company LLC 144A±	0.72	6-8-2016	10,000,000	10,000,000
Concord Minutemen Capital Company 144A(z)	0.44	2-2-2016	3,000,000	2,999,963
Concord Minutemen Capital Company 144A(z)	0.44	2-3-2016	15,000,000	14,999,633
Concord Minutemen Capital Company 144A(z)	0.44	2-4-2016	4,000,000	3,999,853
Crown Point Capital Company LLC 144A±	0.58	8-22-2016	5,000,000	5,000,000
Crown Point Capital Company LLC 144A±	0.63	10-25-2016	5,000,000	5,000,000
Gotham Funding Corporation (z)	0.48	2-12-2016	5,000,000	4,999,267
Gotham Funding Corporation 144A(z)	0.49	2-17-2016	3,000,000	2,999,347
Gotham Funding Corporation 144A(z)	0.49	2-24-2016	10,000,000	9,996,869
Gotham Funding Corporation 144A(z)	0.49	2-29-2016	4,000,000	3,998,476
Halkin Finance LLC 144A(z)	0.44	2-2-2016	3,000,000	2,999,963
Halkin Finance LLC 144A(z)	0.44	2-3-2016	4,000,000	3,999,902
Hannover Funding Company LLC 144A(z)	0.65	2-16-2016	15,000,000	14,995,938
Hannover Funding Company LLC 144A(z)	0.65	2-17-2016	19,000,000	18,994,511
Institutional Secured Funding LLC 144A(z)	0.45	2-1-2016	15,000,000	15,000,000
Institutional Secured Funding LLC 144A(z)	0.64	3-3-2016	15,000,000	14,991,734
Kells Funding LLC 144A(z)	0.43	2-19-2016	3,000,000	2,999,355
Kells Funding LLC 144A±	0.58	2-22-2016	8,000,000	7,999,912
Kells Funding LLC 144A±	0.58	2-25-2016	5,000,000	4,999,967
Legacy Capital Company 144A(z)	0.67	4-25-2016	2,000,000	1,996,873
Lexington Parker Capital Company LLC 144A(z)	0.44	2-2-2016	3,000,000	2,999,963
Lexington Parker Capital Company LLC 144A(z)	0.44	2-3-2016	7,000,000	6,999,829
Lexington Parker Capital Company LLC 144A(z)	0.44	2-8-2016	10,000,000	9,999,144
Liberty Funding LLC 144A(z)	0.60	2-17-2016	5,000,000	4,998,667
LMA Americas LLC 144A(z)	0.37	2-1-2016	5,064,000	5,064,000
LMA Americas LLC 144A(z)	0.40	2-2-2016	4,000,000	3,999,956
LMA Americas LLC 144A(z)	0.50	3-2-2016	4,000,000	3,998,333
LMA Americas LLC 144A(z)	0.50	3-4-2016	5,000,000	4,997,778
LMA Americas LLC 144A(z)	0.63	4-4-2016	10,000,000	9,988,975
LMA Americas LLC 144A(z)	0.70	5-2-2016	10,000,000	9,982,306
Manhattan Asset Funding Company LLC 144A(z)	0.50	2-26-2016	5,000,000	4,998,264
Manhattan Asset Funding Company LLC 144A(z)	0.50	2-29-2016	10,000,000	9,996,111
Manhattan Asset Funding Company LLC 144A(z)	0.50	3-1-2016	5,000,000	4,997,986
Manhattan Asset Funding Company LLC 144A(z)	0.55	2-3-2016	6,000,000	5,999,817
Manhattan Asset Funding Company LLC 144A(z)	0.55	2-4-2016	3,000,000	2,999,863
Manhattan Asset Funding Company LLC 144A(z)	0.55	2-17-2016	10,000,000	9,997,556
Manhattan Asset Funding Company LLC 144A(z)	0.55	3-15-2016	8,000,000	7,994,744
Matchpoint Finance plc 144A(z)	0.40	2-3-2016	5,000,000	4,999,889
Matchpoint Finance plc 144A(z)	0.65	3-1-2016	6,000,000	5,996,858
Mizuho Corporate Bank (z)	0.70	4-5-2016	6,000,000	5,992,546
Mizuho Corporate Bank (z)	0.70	4-7-2016	8,000,000	7,989,750
Mountcliff Funding LLC 144A(z)	0.40	2-1-2016	5,000,000	5,000,000
Mountcliff Funding LLC 144A±	0.63	3-24-2016	10,000,000	10,000,000
Nieuw Amsterdam Receivable 144A(z)	0.70	3-17-2016	12,000,000	11,989,500
Old Line Funding LLC 144A(z)	0.56	3-8-2016	2,000,000	1,998,880
Old Line Funding LLC 144A(z)	0.65	3-16-2016	10,000,000	9,992,056
Regency Markets No.1 LLC 144A(z)	0.43	2-5-2016	4,000,000	3,999,809
Regency Markets No.1 LLC 144A(z)	0.43	2-16-2016	10,000,000	9,998,208

4	Wells Fargo Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Regency Markets No.1 LLC 144A(z)	0.43%	2-22-2016	$4,000,000	$3,998,997
Regency Markets No.1 LLC 144A(z)	0.43	2-24-2016	4,000,000	3,998,901
Regency Markets No.1 LLC 144A(z)	0.43	2-25-2016	5,000,000	4,998,567
Regency Markets No.1 LLC 144A(z)	0.43	2-29-2016	4,000,000	3,998,662
Ridgefield Funding Company LLC 144A(z)	0.47	2-4-2016	10,000,000	9,999,608
Ridgefield Funding Company LLC 144A±	0.56	6-30-2016	14,000,000	14,000,000
Ridgefield Funding Company LLC 144A±	0.63	7-7-2016	4,000,000	4,000,000
Ridgefield Funding Company LLC 144A(z)	0.70	3-17-2016	4,000,000	3,996,500
Ridgefield Funding Company LLC 144A±	0.77	7-7-2016	4,000,000	4,000,000
Sheffield Receivable 144A(z)	0.49	2-3-2016	3,000,000	2,999,918
Starbird Funding Corporation 144A(z)	0.55	3-7-2016	5,000,000	4,997,326
Starbird Funding Corporation 144A(z)	0.60	3-11-2016	5,000,000	4,996,750
Starbird Funding Corporation 144A(z)	0.63	5-3-2016	2,000,000	1,996,780
Thunder Bay Funding LLC 144A(z)	0.56	3-8-2016	2,000,000	1,998,880
Versailles Commercial Paper LLC 144A±	0.50	3-11-2016	8,000,000	8,000,000
Versailles Commercial Paper LLC 144A±	0.50	4-8-2016	4,000,000	4,000,000
Versailles Commercial Paper LLC 144A(z)	0.56	3-31-2016	4,000,000	3,996,329
Victory Receivables 144A(z)	0.35	2-1-2016	2,519,000	2,519,000
Victory Receivables 144A(z)	0.48	2-12-2016	5,000,000	4,999,267
Victory Receivables 144A(z)	0.48	2-16-2016	7,000,000	6,998,600
Victory Receivables 144A(z)	0.48	2-18-2016	4,000,000	3,999,093
Victory Receivables 144A(z)	0.49	2-24-2016	3,000,000	2,999,061
Victory Receivables 144A(z)	0.49	2-29-2016	9,000,000	8,996,570
Victory Receivables 144A(z)	0.50	2-3-2016	6,000,000	5,999,833
Victory Receivables 144A(z)	0.50	2-22-2016	15,000,000	14,995,625
Victory Receivables 144A(z)	0.50	3-1-2016	5,000,000	4,997,986
Working Capital Management Company 144A(z)	0.42	2-5-2016	1,000,000	999,953

				665,807,736

Financial Company Commercial Paper: 16.17%
ASB Finance Limited 144A±	0.64	5-27-2016	5,000,000	5,000,000
Australia & New Zealand Banking Group 144A±	0.76	4-18-2016	10,000,000	10,001,045
Banco de Credito e Inversiones 144A(z)	0.80	4-1-2016	10,000,000	9,986,667
Banco de Credito e Inversiones 144A(z)	0.80	4-27-2016	4,000,000	3,992,356
Bank of Nova Scotia 144A±	0.64	4-1-2016	10,000,000	10,000,000
BNP Paribas (New York) (z)	0.26	2-1-2016	5,000,000	5,000,000
BPCE SA 144A(z)	0.60	3-31-2016	20,000,000	19,980,333
Caisse Centrale Desjardins du Quebec 144A(z)	0.42	2-4-2016	8,000,000	7,999,720
Caisse Centrale Desjardins du Quebec 144A±	0.60	4-22-2016	12,000,000	12,000,000
Commonwealth Bank of Australia 144A±	0.53	2-25-2016	10,000,000	9,999,938
Commonwealth Bank of Australia 144A±	0.61	4-5-2016	8,000,000	8,000,000
Commonwealth Bank of Australia 144A±	0.61	6-2-2016	7,000,000	7,000,000
Cooperatieve Centrale (z)	0.41	2-5-2016	12,000,000	11,999,453
CPPIB Capital Incorporated 144A(z)	0.55	2-17-2016	4,000,000	3,999,022
CPPIB Capital Incorporated 144A(z)	0.55	2-18-2016	4,000,000	3,998,961
CPPIB Capital Incorporated 144A(z)	0.55	3-8-2016	4,000,000	3,997,800
CPPIB Capital Incorporated 144A±	0.70	6-10-2016	5,000,000	5,000,000
CPPIB Capital Incorporated 144A±	0.71	6-15-2016	5,000,000	5,000,000
CPPIB Capital Incorporated 144A±	0.72	7-8-2016	4,000,000	4,000,000
Credit Suisse (New York) (z)	0.82	6-13-2016	3,000,000	2,990,912
DBS Bank Limited 144A(z)	0.45	3-18-2016	3,000,000	2,998,275

Portfolio of investments—January 31, 2016	Wells Fargo Money Market Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
HSBC Bank plc 144A±	0.57%	2-8-2016	$8,000,000	$8,000,000
Macquarie Bank Limited 144A(z)	0.43	2-18-2016	8,000,000	7,998,376
Macquarie Bank Limited 144A(z)	0.50	3-1-2016	8,000,000	7,996,778
Macquarie Bank Limited 144A(z)	0.50	3-3-2016	8,000,000	7,996,556
Macquarie Bank Limited 144A(z)	0.60	3-4-2016	5,000,000	4,997,333
Macquarie Bank Limited 144A(z)	0.70	3-18-2016	12,000,000	11,989,267
NV Bank Nederlandse Gemeenten	0.59	5-6-2016	10,000,000	10,000,000
NV Bank Nederlandse Gemeenten 144A±	0.60	3-29-2016	10,000,000	10,000,000
National Australia Bank Limited 144A(z)	0.65	3-18-2016	9,000,000	8,992,525
National Australia Bank Limited 144A±	0.76	6-17-2016	7,000,000	7,000,000
Nationwide Building Society 144A(z)	0.40	2-8-2016	2,000,000	1,999,844
Nationwide Building Society 144A(z)	0.47	2-29-2016	10,000,000	9,996,344
Nationwide Building Society 144A(z)	0.52	3-7-2016	4,000,000	3,997,978
Nationwide Building Society 144A(z)	0.55	3-8-2016	4,000,000	3,997,800
Nationwide Building Society 144A(z)	0.57	3-9-2016	5,000,000	4,997,071
Natixis Capital Markets Incorporated (z)	0.40	2-1-2016	5,000,000	5,000,000
Nederlandse Waterschapsbank 144A(z)	0.58	4-20-2016	5,000,000	4,993,636
Nederlandse Waterschapsbank 144A±	0.59	2-26-2016	10,000,000	10,000,000
Nederlandse Waterschapsbank 144A±	0.60	3-18-2016	15,000,000	15,000,000
Nederlandse Waterschapsbank 144A±	0.60	3-21-2016	10,000,000	10,000,000
NRW Bank 144A(z)	0.42	2-9-2016	8,000,000	7,999,262
Ontario Teachers Finance 144A(z)	0.43	2-4-2016	5,000,000	4,999,821
Ontario Teachers Finance 144A(z)	0.50	3-7-2016	3,000,000	2,998,542
Ontario Teachers Finance 144A(z)	0.66	3-21-2016	5,000,000	4,995,508
Ontario Teachers Finance 144A(z)	0.68	4-5-2016	2,000,000	1,997,582
Ontario Teachers Finance 144A(z)	0.69	5-2-2016	3,000,000	2,994,768
Ontario Teachers Finance 144A(z)	0.70	5-6-2016	2,000,000	1,996,306
Ontario Teachers Finance 144A(z)	0.70	5-27-2016	4,000,000	3,990,978
Ontario Teachers Finance 144A(z)	0.72	5-13-2016	3,000,000	2,993,880
Ontario Teachers Finance 144A(z)	0.72	6-2-2016	5,000,000	4,987,800
PSP Capital Incorporated 144A(z)	0.56	4-29-2016	2,000,000	1,997,213
Rabobank Nederland ±	0.74	7-11-2016	5,000,000	5,000,000
Shagang South Asia (z)	0.85	2-12-2016	4,000,000	3,998,961
Sumitomo Mitsui Banking Corporation 144A(z)	0.65	3-16-2016	14,000,000	13,988,878
Sumitomo Mitsui Banking Corporation 144A(z)	0.70	3-21-2016	20,000,000	19,980,944
Suncorp Group Limited 144A(z)	0.45	3-16-2016	2,000,000	1,998,900
Suncorp Group Limited 144A(z)	0.50	3-3-2016	3,000,000	2,998,708
Suncorp Group Limited 144A(z)	0.75	5-9-2016	2,000,000	1,995,917
Suncorp Group Limited 144A(z)	0.75	5-26-2016	2,000,000	1,995,208
United Overseas Bank Limited 144A(z)	0.70	4-1-2016	10,000,000	9,988,333
Westpac Banking Corporation (z)	0.54	2-18-2016	10,000,000	10,000,000
Westpac Banking Corporation 144A±	0.60	5-16-2016	11,000,000	11,000,000
Westpac Banking Corporation 144A±	0.60	6-13-2016	12,000,000	12,000,000

				444,795,499

Other Commercial Paper: 6.40%
Caisse Des Depots et Consignations 144A(z)	0.40	2-1-2016	5,000,000	5,000,000
Caisse Des Depots et Consignations 144A(z)	0.58	5-16-2016	10,000,000	9,983,083
China International Marine Containers Company Limited (z)	0.80	2-3-2016	5,000,000	4,999,778
China Power International Development (z)	0.85	2-4-2016	4,000,000	3,999,717

6	Wells Fargo Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Other Commercial Paper (continued)
China Power International Development (z)	0.85%	2-8-2016	$5,000,000	$4,999,174
China Shipping Container Lines (z)	0.80	2-5-2016	8,000,000	7,999,289
China Shipping Container Lines (z)	0.82	2-2-2016	9,000,000	8,999,795
China Shipping Container Lines (z)	0.85	2-3-2016	7,000,000	6,999,669
China Shipping Container Lines (z)	0.85	2-8-2016	5,000,000	4,999,174
CNPC Finance 144A(z)	0.63	2-2-2016	3,000,000	2,999,948
COFCO Capital Corporation (z)	0.80	2-2-2016	4,000,000	3,999,911
Erste Abwicklungsanstalt 144A(z)	0.32	2-24-2016	5,000,000	4,998,978
Erste Abwicklungsanstalt 144A(z)	0.32	2-26-2016	5,000,000	4,998,889
Erste Abwicklungsanstalt 144A±	0.58	2-9-2016	4,000,000	4,000,000
Erste Abwicklungsanstalt 144A±	0.58	4-13-2016	10,000,000	10,000,000
Erste Abwicklungsanstalt 144A±	0.59	3-1-2016	5,000,000	5,000,000
Erste Abwicklungsanstalt	0.59	4-19-2016	5,000,000	5,000,000
Mitsui & Company Incorporated (z)	0.35	2-1-2016	4,000,000	4,000,000
Sinochem Capital Company Limited (z)	0.64	4-14-2016	5,000,000	4,993,511
Sinochem Capital Company Limited (z)	0.64	4-19-2016	2,000,000	1,997,227
Sinochem Capital Company Limited (z)	0.83	2-2-2016	16,000,000	15,999,632
Sinopec Century Bright 144A(z)	0.70	2-1-2016	7,000,000	7,000,000
Sinopec Century Bright 144A(z)	0.70	2-16-2016	12,000,000	11,996,500
Sinopec Century Bright 144A(z)	0.70	2-17-2016	10,000,000	9,996,889
Sinopec Century Bright 144A(z)	0.70	2-19-2016	5,000,000	4,998,250
Toyota Credit Canada Incorporated (z)	0.58	3-23-2016	8,000,000	7,993,427
Toyota Motor Credit Corporation ±	0.60	2-18-2016	8,000,000	8,000,000

				175,952,841

Total Commercial Paper (Cost $1,286,556,076)				1,286,556,076

Municipal Obligations: 9.77%

Arizona: 0.15%

Other Municipal Debt: 0.15%
Salt River Project Agricultural Improvement & Power District Series D1 (Utilities Revenue) (z)	0.47	2-17-2016	4,000,000	3,999,164

Colorado: 0.54%

Variable Rate Demand Note ø: 0.54%
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.39	5-1-2052	14,780,000	14,780,000

Connecticut: 1.33%

Variable Rate Demand Note ø: 1.33%
Puttable Floating Option Taxable Series TNP-1013 (Miscellaneous Revenue) 144A	0.45	4-15-2046	36,500,000	36,500,000

Florida: 0.23%

Variable Rate Demand Notes ø: 0.23%
Puttable Floating Option Taxable Series TNP-1011 (Hospital Revenue) 144A	0.45	12-1-2023	5,835,000	5,835,000
Puttable Floating Option Taxable Series TNP-1011 (Hospital Revenue) 144A	0.45	12-1-2025	495,000	495,000

				6,330,000

Portfolio of investments—January 31, 2016	Wells Fargo Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Georgia: 0.40%

Other Municipal Debt: 0.22%
Georgia Municipal Electric Authority Series TX-B (Utilities Revenue)	0.50%	2-4-2016	$1,155,000	$1,155,000
Georgia Municipal Electric Authority Series TX-B (Utilities Revenue)	0.50	3-1-2016	5,000,000	5,000,000

				6,155,000

Variable Rate Demand Note ø: 0.18%
Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured, Bank of America NA LIQ) 144A	0.67	10-1-2039	4,935,000	4,935,000

Illinois: 0.91%

Variable Rate Demand Note ø: 0.91%
JPMorgan Chase PUTTER/DRIVER Trust Series (GO Revenue, Societe Generale LIQ) 144A	0.45	6-1-2033	25,000,000	25,000,000

Louisiana: 0.60%

Variable Rate Demand Note ø: 0.60%
Puttable Floating Option Taxable Series TNP-1014 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.45	6-1-2045	16,625,000	16,625,000

Maryland: 0.07%

Variable Rate Demand Note ø: 0.07%
Maryland CDA Housing & Community Residential Series F (Housing Revenue, State Street Bank & Trust Company SPA)	0.42	9-1-2044	1,985,000	1,985,000

New York: 0.56%

Variable Rate Demand Notes ø: 0.56%
New York HFA 605 West 42 Street Series B (Housing Revenue, Bank of China LOC)	0.65	5-1-2048	10,000,000	10,000,000
Puttable Floating Option Taxable Receipts Series TNP-004 (Miscellaneous Revenue) 144A±	0.90	5-15-2051	4,360,000	4,360,000
RBC Municipal Products Incorporated Trust Series E-51 for Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A(i)	0.63	7-1-2017	1,000,000	1,000,000

				15,360,000

North Carolina: 0.09%

Variable Rate Demand Note ø: 0.09%
Roanoke Rapids NC Music & Entertainment District Project (Tax Revenue, Bank of America NA LOC)	0.41	7-1-2027	2,610,000	2,610,000

North Dakota: 0.18%

Variable Rate Demand Note ø: 0.18%
North Dakota HFA Mortgage Finance Program Series F (Housing Revenue, FHLB SPA)	0.40	1-1-2047	5,000,000	5,000,000

Ohio: 0.18%

Variable Rate Demand Note ø: 0.18%
Ohio HFA Residential Management Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.40	9-1-2039	5,000,000	5,000,000

8	Wells Fargo Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Oregon: 0.18%

Variable Rate Demand Note ø: 0.18%
Puttable Floating Option Taxable Series TN-011 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.67%	5-1-2035	$5,000,000	$5,000,000

Other: 3.74%

Variable Rate Demand Notes ø: 3.74%
PFOTER Series TNP-1012 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.45	12-1-2038	7,845,000	7,845,000
Residual Interest Bond Floater Trust Delnor Health System Series 2014 (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.54	11-25-2017	7,000,000	7,000,000
Residual Interest Bond Floater Trust Series 8UE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.54	12-27-2016	35,000,000	35,000,000
Residual Interest Bond Floater Trust Series 9WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.54	4-13-2018	52,900,000	52,900,000

				102,745,000

Pennsylvania: 0.11%

Variable Rate Demand Note ø: 0.11%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A(i)	0.63	7-1-2017	3,000,000	3,000,000

Wisconsin: 0.50%

Variable Rate Demand Note ø: 0.50%
Wisconsin PFA Housing Project (Housing Revenue, Bank of America NA LOC)	0.40	1-1-2042	13,680,000	13,680,000

Total Municipal Obligations (Cost $268,704,164)				268,704,164

Other Instruments: 2.62%
DBS Bank Limited Pooled Bank Deposit Product §	0.43	1-1-2050	60,000,000	60,000,000
Oversea-Chinese Banking Corporation Pooled Bank Deposit Product §	0.38	1-1-2050	10,000,000	10,000,000
Salt River Project Agricultural Improvement & Power District Series D1 (z)	0.47	2-16-2016	2,000,000	1,999,608

Total Other Instruments (Cost $71,999,608)				71,999,608

Other Notes: 1.86%

Corporate Bonds and Notes: 1.86%
Providence Health & Services ±§	0.45	10-1-2042	5,840,000	5,840,000
Racetrac Capital LLC ±§	0.40	9-1-2020	4,250,000	4,250,000
SSAB AB Series A ±	0.41	6-1-2035	1,000,000	1,000,000
United Overseas Bank Limited §	0.43	1-1-2050	40,000,000	40,000,000

Total Other Notes (Cost $51,090,000)				51,090,000

Repurchase Agreements ^^: 8.54%
Bank of America Corporation, dated 1-29-2016, maturity value $28,000,793 (1)	0.34	2-1-2016	28,000,000	28,000,000
Credit Agricole, dated 1-29-2016, maturity value $42,001,260 (2)	0.36	2-1-2016	42,000,000	42,000,000
Credit Suisse Securities USA, dated 1-29-2016, maturity value $1,000,033 (3)	0.40	2-1-2016	1,000,000	1,000,000
Credit Suisse Securities USA, dated 1-29-2016, maturity value $28,786,787 (4)	0.34	2-1-2016	28,785,971	28,785,971
Goldman Sachs & Company, dated 1-4-2016, maturity value $37,021,676 (5)§(i)¢±	0.37	3-1-2016	37,000,000	37,000,000
GX Clarke Company, dated 1-29-2016, maturity value $28,000,863 (6)	0.37	2-1-2016	28,000,000	28,000,000
JPMorgan Securities, dated 1-4-2016, maturity value $25,022,500 (7)§(i)¢±	0.54	3-4-2016	25,000,000	25,000,000

Portfolio of investments—January 31, 2016	Wells Fargo Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Repurchase Agreements ^^ (continued)
JPMorgan Securities, dated 1-4-2016, maturity value $5,001,672 (8)§¢±	0.43%	2-1-2016	$5,000,000	$5,000,000
Societe Generale, dated 1-29-2016, maturity value $40,001,167 (9)	0.35	2-1-2016	40,000,000	40,000,000

Total Repurchase Agreements (Cost $234,785,971)				234,785,971

Total investments in securities (Cost $2,713,088,368) *	98.66%	2,713,088,368
Other assets and liabilities, net	1.34	36,800,443

Total net assets	100.00%	$2,749,888,811

(z)	Zero coupon security. The rate represents the current yield to maturity.

±	Variable rate investment. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated for when-issued securities.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

%%	The security is issued on a when-issued basis.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(i)	Illiquid security for which the designation as illiquid is unaudited.

§	The security is subject to a demand feature which reduces the effective maturity.

¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 3.50%, 11-1-2042 to 9-1-2045, fair value including accrued interest is $28,840,000.

(2)	U.S. government securities, 2.00% to 6.00%, 2-15-2018 to 2-1-2046, fair value including accrued interest is $43,235,364.

(3)	U.S. government securities, 0.00% to 0.25%, 4-15-2018 to 10-15-2028, fair value including accrued interest is $1,020,071.

(4)	U.S. government securities, 1.00% to 6.25%, 9-15-2017 to 5-15-2030, fair value including accrued interest is $29,361,733.

(5)	Commercial paper, 0.00%, 2-1-2016 to 7-27-2016, fair value is $37,740,000.

(6)	U.S. government securities, 0.38% to 10.50%, 2-15-2016 to 12-20-2045, fair value including accrued interest is $28,761,815.

(7)	Commercial paper, 0.00% to 0.39%, 2-9-2016 to 5-11-2016, fair value including accrued interest is $25,500,109.

(8)	Commercial paper, 0.00%, 2-9-2016 to 5-2-2016, fair value is $5,100,018.

(9)	U.S. government securities, 0.00% to 4.63%, 1-31-2016 to 5-15-2043, fair value including accrued interest is $40,800,000.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Portfolio of investments—January 31, 2016	Wells Fargo National Tax-Free Money Market Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 87.21%

Alabama: 0.49%

Variable Rate Demand Notes ø: 0.49%
Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue)	0.17%	8-1-2041	$7,900,000	$7,900,000
Mobile AL IDA Board High Providence LLC Project Series 2006 (Industrial Development Revenue, Whitney National Bank LOC)	0.03	8-1-2031	6,000,000	6,000,000

				13,900,000

Arizona: 2.48%

Variable Rate Demand Notes ø: 2.48%
Mesa AZ Excise Tax Revenue Obligation Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-69 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.06	7-1-2020	10,135,000	10,135,000
Mesa AZ Utility System Clipper Tax-Exempt Certificates Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.01	7-1-2024	30,055,000	30,055,000
Phoenix AZ IDA Health Care Facilities Mayo Clinic Series 2014A (Health Revenue, Bank of America NA SPA)	0.01	11-15-2052	30,000,000	30,000,000

				70,190,000

California: 5.94%

Other Municipal Debt: 0.68%
Los Angeles County CA TRAN Series 2015 (Miscellaneous Revenue)	2.00	6-30-2016	6,750,000	6,796,427
Los Angeles County CA TRAN Series 2015 (Miscellaneous Revenue)	5.00	6-30-2016	5,350,000	5,454,654
San Francisco Bay CA Toll Authority Area Series F (Transportation Revenue) §	5.00	4-1-2031	7,000,000	7,055,132

				19,306,213

Variable Rate Demand Notes ø: 5.26%
Association of Bay Area Governments Finance Authority for Nonprofit Corporation California Lakeside Village Apartments Series A (Housing Revenue, FHLMC LIQ)	0.01	10-1-2046	2,000,000	2,000,000
California CDA Motion Picture & Television Fund Series A (Health Revenue, Northern Trust Company LOC)	0.03	3-1-2031	18,430,000	18,430,000
California Deutsche Bank SPEAR/LIFER Trust Series DBE-294 (Tax Revenue, FGIC Insured, Deutsche Bank LIQ) 144A	0.12	12-1-2030	1,660,000	1,660,000
California Deutsche Bank SPEAR/LIFER Trust Series DBE-364 (Miscellaneous Revenue, AGM/FGIC/Ambac Insured, Deutsche Bank LIQ) 144A	0.31	6-1-2047	17,025,000	17,025,000
California Infrastructure & Economic Development Bank Bay Area Toll Bridges Seismic Retrofit Series 2003A JP Morgan PUTTER Series 3841 (Transportation Revenue, Ambac Insured, JPMorgan Chase & Company LIQ) 144A	0.05	7-1-2024	22,735,000	22,735,000
California Kindergarten University Public Education Facilities Series 2005B-1 (Miscellaneous Revenue, Mizuho Bank Limited LOC)	0.01	5-1-2040	600,000	600,000
California Statewide CDA Morgan Stanley Series 3102 Sutter Health Series 2005A, 2005B & 2008C (Health Revenue, Credit Suisse LIQ) 144A	0.01	11-15-2048	9,543,345	9,543,345
Elsinore Valley CA Municipal Water District Series 2007A Eclipse Funding Trust Solar Eclipse 2007-0069 (Miscellaneous Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.03	7-1-2034	25,550,000	25,550,000
Irvine CA Limited Obligation Improvement Bonds Series A (Miscellaneous Revenue, State Street Bank & Trust Company LOC)	0.01	9-2-2026	600,000	600,000

2	Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Lancaster CA Redevelopment Agency MFHR 20th Street Apartments Project Series C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02%	12-1-2026	$5,500,000	$5,500,000
Oakland CA Joint Powers Financing Authority Series A (Housing Revenue, Citibank NA LOC)	0.01	7-1-2033	6,970,000	6,970,000
San Francisco City & County CA Public Utilities Commission Series 3153X (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.02	11-1-2039	680,500	680,500
San Francisco City & County CA RDA Fillmore Center 1999 Issue B1 (Housing Revenue, FHLMC LIQ)	0.02	12-1-2017	15,000,000	15,000,000
San Mateo County CA Community College CAB Series B (Education Revenue, National Insured, Deutsche Bank LIQ) 144A	0.26	9-1-2036	19,290,000	19,290,000
Santa Clara Valley CA Transportation Authority Series 2008A (Tax Revenue, State Street Bank & Trust Company SPA)	0.01	6-1-2026	3,600,000	3,600,000

				149,183,845

Colorado: 4.12%

Variable Rate Demand Notes ø: 4.12%
Colorado Educational & Cultural Facilities Authority Revenue National Jewish Federation Series D-3 (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.01	12-1-2037	4,100,000	4,100,000
Colorado Health Facilities Authority Catholic Health Initiatives Series 2013-3364 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.15	10-1-2037	3,125,000	3,125,000
Colorado Health Facilities Authority Catholic Health Initiatives Series 2015-7WE (Health Revenue, Barclays Bank plc LOC) 144A	0.16	8-1-2018	32,895,000	32,895,000
Colorado Health Facilities Authority Health System Series 2013A Citigroup ROC RR-II-R-14085 (Health Revenue, Citibank NA LIQ) 144A	0.03	1-1-2022	4,600,000	4,600,000
Colorado MidCities Metropolitan District #1 Series 2004-B (Tax Revenue, BNP Paribas LOC)	0.11	12-1-2031	9,950,000	9,950,000
Colorado MidCities Metropolitan District #1 Special Refunding and Improvement Bonds Series A (Tax Revenue, BNP Paribas LOC)	0.11	12-1-2020	5,200,000	5,200,000
Colorado Tender Option Bond Trust Receipts/Certificates Series 2015-XF1003 (Health Revenue, Deutsche Bank LIQ) 144A	0.26	2-1-2041	12,350,000	12,350,000
Colorado Tender Option Bond Trust Receipts/Certificates Series 2015-XF1031 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.16	6-1-2044	34,025,000	34,025,000
Denver City & County CO Airport System Series 2006-A (Airport Revenue, FGIC Insured, Morgan Stanley Bank LIQ) 144A	0.16	11-15-2025	10,155,000	10,155,000
Denver City & County CO MFHR Garden Court Community Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02	12-15-2038	300,000	300,000

				116,700,000

Connecticut: 0.11%

Variable Rate Demand Note ø: 0.11%
Connecticut Tender Option Bond Trust Series 2015-YX1002 (GO Revenue, Barclays Bank plc LIQ) 144A	0.03	11-15-2031	3,090,000	3,090,000

Delaware: 0.01%

Variable Rate Demand Note ø: 0.01%
University of Delaware Revenue Bonds Series 2005 (Education Revenue, TD Bank NA SPA)	0.01	11-1-2035	395,000	395,000

Portfolio of investments—January 31, 2016	Wells Fargo National Tax-Free Money Market Fund	3

Security name	Interest rate	Maturity date	Principal	Value

District of Columbia: 0.13%

Variable Rate Demand Note ø: 0.13%
District of Columbia Community Connection Real Estate Foundation Issue Series 2007A (Miscellaneous Revenue, Manufacturers & Traders LOC)	0.06%	7-1-2032	$3,600,000	$3,600,000

Florida: 6.29%

Other Municipal Debt: 3.17%
Charlotte County FL School District TAN (GO Revenue)	1.00	3-31-2016	13,700,000	13,718,860
Citizens Property Insurance Corporation Florida High Risk Account Series 2007-A (Miscellaneous Revenue, National Insured)	5.00	3-1-2016	25,500,000	25,598,589
Collier County FL School Board Certificate of Participation Series 2006 (Miscellaneous Revenue, AGM Insured) §	5.00	2-15-2023	5,400,000	5,409,717
JEA Florida Electric System Series 2000-A (Utilities Revenue)	0.03	2-9-2016	5,500,000	5,500,000
JEA Florida Electric System Series 2000-A (Utilities Revenue)	0.03	3-2-2016	10,000,000	10,000,000
JEA Florida Electric System Series 2000-F-1 (Utilities Revenue)	0.03	2-9-2016	29,700,000	29,700,000

				89,927,166

Variable Rate Demand Notes ø: 3.12%
Broward County FL Educational Facilities Authority Nova Southeastern University Project Series 2008A (Education Revenue, Bank of America NA LOC)	0.01	4-1-2038	800,000	800,000
Florida Department of Environmental Protection Everglades Restoration Series B (Tax Revenue, AGC Insured)	0.07	7-1-2027	18,810,000	18,810,000
Florida Gulf Coast University Financing Corporation Parking Project Series 2009A (Education Revenue, Harris NA LOC)	0.02	2-1-2039	6,920,000	6,920,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2012 I-2 (Health Revenue)	0.01	11-15-2032	1,700,000	1,700,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2006C (Health Revenue, Bank of America NA LIQ) 144A	0.04	11-15-2036	8,595,000	8,595,000
Miami-Dade County FL Expressway Authority Toll System Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1156 (Transportation Revenue, Deutsche Bank LIQ) 144A	0.16	7-1-2025	12,740,000	12,740,000
Orange County FL Sales Tax Revenue Series 2012B Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-43 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.01	1-1-2020	5,115,000	5,115,000
Orange County FL School Board Certificate of Participation Series 2009A (Miscellaneous Revenue, AGC Insured, Morgan Stanley Bank LIQ) 144A	0.12	8-1-2034	3,300,000	3,300,000
Orlando FL Utilities Commission System Series 2011A (Utilities Revenue) (i)	0.26	10-1-2027	6,490,000	6,490,000
Palm Beach County FL Children’s Home Project Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)	0.07	5-1-2038	3,580,000	3,580,000
Pinellas County FL IDA Neighborly Care Network Project Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.02	8-1-2028	3,955,000	3,955,000
Sarasota County FL Planned Parenthood Incorporated Project Series 2007 (Health Revenue, BMO Harris Bank NA LOC)	0.01	10-1-2041	5,990,000	5,990,000
Tampa FL Baycare Health System Series 2012-B (Health Revenue) (i)	0.21	11-15-2033	10,400,000	10,400,000

				88,395,000

Georgia: 1.79%

Variable Rate Demand Notes ø: 1.79%
Atlanta GA Development Authority Perkins Will Incorporated Project Series 2010 (Industrial Development Revenue, Harris NA LOC)	0.02	11-1-2030	6,650,000	6,650,000

4	Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Main Street Natural Gas Incorporated Georgia Gas Revenue Sub Series A1 (Utilities Revenue, Royal Bank of Canada SPA)	0.07%	8-1-2040	$21,320,000	$21,320,000
Main Street Natural Gas Incorporated Georgia Gas Revenue Sub Series A2 (Utilities Revenue, Royal Bank of Canada SPA)	0.07	8-1-2040	12,360,000	12,360,000
Metropolitan Atlanta Rapid Transit Authority Series P (Tax Revenue, Societe Generale LOC, Ambac Insured) 144A	0.01	7-1-2020	10,330,000	10,330,000

				50,660,000

Hawaii: 0.23%

Variable Rate Demand Note ø: 0.23%
Honolulu City & County HI Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-62 (GO Revenue, Royal Bank of Canada LIQ) 144A	0.01	11-1-2020	6,665,000	6,665,000

Illinois: 2.65%

Other Municipal Debt: 0.02%
Springfield IL Electric Revenue Bonds Senior Lien Series 2006 (Utilities Revenue, National Insured) §	5.00	3-1-2027	600,000	602,364

Variable Rate Demand Notes ø: 2.63%
Aurora IL Economic Development Aurora University Series 2004 (Education Revenue, Harris NA LOC)	0.01	3-1-2035	12,000,000	12,000,000
Chicago IL Education Marine Project Series 1984 (Industrial Development Revenue, FHLB LOC)	0.10	7-1-2023	4,200,000	4,200,000
DuPage & Will Counties IL Community School District #204 Indian Prairie School Building Series A Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-26 (GO Revenue, Royal Bank of Canada LIQ) 144A	0.02	6-30-2016	5,765,000	5,765,000
Illinois Development Finance Authority Cook Communications Ministries Project Series 2002 (Miscellaneous Revenue, Bank of America NA LOC)	0.15	3-1-2017	4,500,000	4,500,000
Illinois Development Finance Authority Presbyterian Homes Two Arbor Lane Project Series 2001 (Health Revenue, Northern Trust Company LOC)	0.01	4-1-2035	4,500,000	4,500,000
Illinois Educational Facilities Authority Chicago Zoological Society Brookfield Zoo Project Series 1995B (Miscellaneous Revenue, Northern Trust Company LOC)	0.01	12-15-2025	5,000,000	5,000,000
Illinois Finance Authority Advocate Health Care Network Series 2011B (Health Revenue) (i)	0.21	4-1-2051	9,500,000	9,500,000
Illinois Finance Authority University of Chicago Tender Option Bond Trust Receipts/Certificates Series 2015-XF2160 (Education Revenue, Barclays Bank plc LOC) 144A	0.03	10-1-2046	7,000,000	7,000,000
Illinois Finance Authority Village of Oak Park Residence Corporation Project Series 2006 (Housing Revenue, PNC Bank NA LOC)	0.03	9-1-2046	4,000,000	4,000,000
Illinois Tender Option Bond Trust Receipts/Certificates Series XM0078 (Transportation Revenue, Royal Bank of Canada LIQ) 144A	0.03	7-1-2023	10,365,000	10,365,000
Illinois Toll Highway Authority Series 2014D Tender Option Bond Trust Series 2015-XM0031 (Transportation Revenue, Royal Bank of Canada LIQ) 144A	0.03	1-1-2022	4,165,000	4,165,000
Yorkville Kendall County IL Special Service Area #2003-101 Windett Ridge Project JPMorgan PUTTER Series 4380 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.16	3-1-2023	3,525,000	3,525,000

				74,520,000

Indiana: 1.07%

Variable Rate Demand Notes ø: 1.07%
Indiana Certificates of Participation Clipper Tax-Exempt Certified Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.04	7-1-2023	22,515,000	22,515,000

Portfolio of investments—January 31, 2016	Wells Fargo National Tax-Free Money Market Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Spencer County IN American Iron Oxide Company Project Series 1999 (Industrial Development Revenue, Bank of Tokyo-Mitsubishi LOC)	0.14%	9-1-2018	$7,900,000	$7,900,000

				30,415,000

Iowa: 2.73%

Variable Rate Demand Notes ø: 2.73%
Iowa Finance Authority Barclays Residual Interest Bonds Trust Series 1WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.16	1-1-2019	17,000,000	17,000,000
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (Industrial Development Revenue)	0.03	6-1-2039	58,100,000	58,100,000
Iowa Finance Authority Multifamily Housing Series 2006 Austin Trust Various Certificates Series 2007-1011 (Housing Revenue, Bank of America NA LIQ) 144A	0.06	7-1-2041	2,335,000	2,335,000

				77,435,000

Kansas: 0.32%

Variable Rate Demand Note ø: 0.32%
Kansas Development Finance Authority Adventist Health Sunbelt Obligated Group Series 2009C Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-11 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.01	11-15-2038	9,000,000	9,000,000

Kentucky: 0.97%

Other Municipal Debt: 0.22%
Kentucky Rural Water Finance Corporation Public Projects Constructions Notes Series 2015-D1 (Water & Sewer Revenue)	1.25	7-1-2016	6,300,000	6,321,235

Variable Rate Demand Notes ø: 0.75%
Kentucky Infrastructure Authority Wastewater & Drinking Water Revolving Fund Series 2015A Morgan Stanley Series 2015-XF2109 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.07	2-1-2026	7,190,000	7,190,000
Kentucky Tender Option Bond Trust Receipts Certificates Series XF1024 (Health Revenue, Deutsche Bank LIQ) 144A	0.26	1-1-2045	10,920,000	10,920,000
Williamstown KY League of Cities Funding Trust Lease Series 2008B (Miscellaneous Revenue, U.S. Bank NA LOC)	0.02	12-1-2038	3,120,000	3,120,000

				21,230,000

Louisiana: 0.74%

Variable Rate Demand Notes ø: 0.74%
Louisiana BAN Series 2016A JPMorgan PUTTER Series 5006 (GO Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.01	8-15-2016	10,000,000	10,000,000
Louisiana HFA The Reserve at Jefferson Crossing Series 2008 (Housing Revenue, FHLMC LOC)	0.04	7-1-2040	4,095,000	4,095,000
Louisiana PFA Pollution Control Allied Signal Incorporated Project Series 1992 (Industrial Development Revenue)	0.03	8-1-2017	6,815,000	6,815,000

				20,910,000

Maryland: 4.12%

Other Municipal Debt: 1.53%
Maryland University System Auxiliary Facilities & Tuition Revenue Bonds Series 2014-A (Education Revenue)	5.00	4-1-2016	3,270,000	3,295,973

6	Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Other Municipal Debt (continued)
Montgomery County MD BAN Series 2010 A (GO Revenue)	0.02%	2-3-2016	$40,000,000	$40,000,000

				43,295,973

Variable Rate Demand Notes ø: 2.59%
Baltimore County MD Maryvale Preparatory School Facilities Project Series 2005A (Education Revenue, Manufacturers & Traders LOC)	0.06	12-3-2035	1,480,000	1,480,000
Maryland HEFA University of Maryland Medical System Series-D (Health Revenue, TD Bank NA LOC)	0.01	7-1-2041	2,700,000	2,700,000
Maryland Industrial Development Financing Authority Occidental Pete Corporation Series 2010 (Industrial Development Revenue)	0.15	3-1-2030	60,310,000	60,310,000
Maryland Transportation Authority Facilities Project Series 2008 Tender Option Bond Trust Receipts Series 2016-XF0278 (Transportation Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.06	7-1-2041	9,000,000	9,000,000

				73,490,000

Massachusetts: 2.68%

Other Municipal Debt: 1.24%
Massachusetts RAN Series A (GO Revenue)	2.00	4-27-2016	35,000,000	35,154,352

Variable Rate Demand Notes ø: 1.44%
Clipper Tax-Exempt Certificate Trust Series 2009-69 (Tax Revenue, State Street Bank & Trust Company LIQ)	0.04	7-1-2027	10,000,000	10,000,000
Massachusetts Bonds Series 2015B JPMorgan Chase PUTTER/DRIVER Trust Series 5004 (GO Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.01	9-1-2017	9,000,000	9,000,000
Massachusetts Bonds Series 2015C JPMorgan Chase PUTTER/DRIVER Trust Series 5005 (GO Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.01	6-1-2018	9,000,000	9,000,000
Massachusetts Development Finance Agency Cushing Academy Issue Series 2004 (Education Revenue, TD Bank NA LOC)	0.01	3-1-2034	1,535,000	1,535,000
Massachusetts Housing Finance Agency Princeton Westford Project Series 2015A (Housing Revenue, Bank of America NA LOC)	0.01	1-1-2034	4,700,000	4,700,000
University of Massachusetts Building Authority Series 2011-2 (Education Revenue) (i)	0.26	11-1-2034	6,600,000	6,600,000

				40,835,000

Michigan: 2.15%

Variable Rate Demand Notes ø: 2.15%
Eastern Michigan University Barclays Residual Interest Bonds Trust Series 6WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.16	7-1-2018	31,500,000	31,500,000
Green Lake Township MI Economic Development Corporation Interlochen Center Arts Project Series 2004 (Miscellaneous Revenue, BMO Harris Bank NA LOC)	0.01	6-1-2034	2,235,000	2,235,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.19	11-15-2047	2,750,000	2,750,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-7 (Health Revenue) (i)	0.19	11-15-2047	1,000,000	1,000,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-8 (Hospital Revenue) (i)	0.19	11-15-2047	1,300,000	1,300,000

Portfolio of investments—January 31, 2016	Wells Fargo National Tax-Free Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Michigan Hospital Finance Authority Trinity Health Credit Group Series 2011 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-32 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.01%	6-1-2020	$3,900,000	$3,900,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2002 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.03	1-1-2032	16,400,000	16,400,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2006 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.03	1-1-2035	1,905,000	1,905,000

				60,990,000

Minnesota: 3.53%

Variable Rate Demand Notes ø: 3.53%
Bloomington MN Bristol Village Apartments Project Series 2002A-1 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02	11-15-2032	10,905,000	10,905,000
Bloomington MN Presbyterian Homes Project Series 2008 (Health Revenue, FHLMC LIQ)	0.03	7-1-2038	5,385,000	5,385,000
Burnsville MN Bridgeway Apartments Project Series 2003 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.01	10-15-2033	1,750,000	1,750,000
East Grand Forks MN Solid Waste Disposal American Crystal Sugar Company Project Series 2009 (Resource Recovery Revenue, CoBank LOC)	0.02	12-1-2021	4,165,000	4,165,000
Eden Prairie MN Eden Glen Apartments Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02	2-15-2031	2,390,000	2,390,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02	8-15-2038	4,100,000	4,100,000
Inver Grove Heights MN Inver Grove Incorporated Project Series 2005 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	5-15-2035	9,035,000	9,035,000
Maple Grove MN MFHR Basswood Trails Apartment Project Series 2002 (Housing Revenue, FHLMC LIQ)	0.01	3-1-2029	2,340,000	2,340,000
Minneapolis & St. Paul MN Metropolitan Airport Commission Morgan Stanley Series 3200 (Airport Revenue, Morgan Stanley Bank LIQ) 144A	0.14	1-1-2035	6,000,000	6,000,000
Minnesota HEFAR Carleton College Series 5G (Education Revenue, JPMorgan Chase & Company SPA)	0.06	11-1-2029	10,100,000	10,100,000
Minnesota HEFAR Concordia University Series P-1 (Education Revenue, U.S. Bank NA LOC)	0.03	4-1-2027	1,885,000	1,885,000
Minnesota HEFAR MacAlester College Series 3-Z (Education Revenue)	0.07	3-1-2024	6,310,000	6,310,000
Minnesota HEFAR MacAlester College Series 5-Q (Education Revenue)	0.07	3-1-2033	5,110,000	5,110,000
Oak Park Heights MN Boutwells Landing Project Series 2005 (Housing Revenue, FHLMC LIQ)	0.03	11-1-2035	8,900,000	8,900,000
Plymouth MN Lancaster Village Apartments Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.01	9-15-2031	2,865,000	2,865,000
Spring Lake Park MN Senior Housing Oak Crest Apartments Project Series 2003 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	2-15-2033	1,295,000	1,295,000
St. Louis Park MN Knollwood Place Apartment Project Series 2005 (Housing Revenue, FHLMC LIQ)	0.01	10-1-2035	11,800,000	11,800,000
St. Louis Park MN MFHR Parkshore Senior Campus Project Series 2004 (Housing Revenue, FHLMC LIQ)	0.01	8-1-2034	5,865,000	5,865,000

				100,200,000

8	Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Mississippi: 1.23%

Variable Rate Demand Notes ø: 1.23%
Mississippi Business Finance Corporation Gulf Opportunity Chevron USA Incorporated Project Series 2010L (Industrial Development Revenue)	0.01%	11-1-2035	$1,050,000	$1,050,000
Mississippi Business Finance Corporation Gulf Opportunity Chevron USA Incorporated Project Series 2011B (Industrial Development Revenue)	0.01	11-1-2035	370,000	370,000
Mississippi Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.01	11-1-2018	33,460,000	33,460,000

				34,880,000

Missouri: 0.17%

Variable Rate Demand Notes ø: 0.17%
St. Louis County MO IDA Heatherbrook Gardens Apartment Project Series 1992 (Housing Revenue, U.S. Bank NA LOC)	0.09	3-1-2022	1,765,000	1,765,000
St. Louis County MO Sewer District Wastewater System Series 2013B (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.14	5-1-2043	3,000,000	3,000,000

				4,765,000

Nebraska: 0.23%

Variable Rate Demand Note ø: 0.23%
Douglas County NE Hospital Authority #3 Tender Option Bond Trust Receipts Series 2015-XF1042 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.16	11-1-2048	6,495,000	6,495,000

Nevada: 0.29%

Variable Rate Demand Note ø: 0.29%
Washoe County NV Eclipse Funding Trust Series 2006-0142 (GO Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.05	3-1-2036	8,225,000	8,225,000

New Hampshire: 0.60%

Variable Rate Demand Notes ø: 0.60%
New Hampshire HEFA Dartmouth College Project Series 3069 (Education Revenue, Credit Suisse LIQ) 144A	0.01	6-1-2039	6,280,000	6,280,000
New Hampshire HEFA FHA Insured Mortgage Revenue Series 2009 PUTTER Series 2015-XF0037 (Health Revenue, FHA Insured, TD Bank NA LIQ) 144A	0.05	10-1-2017	10,785,000	10,785,000

				17,065,000

New Jersey: 0.83%

Variable Rate Demand Notes ø: 0.83%
New Jersey EDA Motor Vehicle Surcharges Series 2004A Austin Trust Various Certificates B (Miscellaneous Revenue, BHAC/National Insured, Bank of America NA LIQ)	0.06	7-1-2026	2,190,000	2,190,000
New Jersey TTFA Clipper Tax-Exempt Certificates Trust Series 2009-70 (Transportation Revenue, State Street Bank & Trust Company LIQ)	0.02	12-15-2023	5,750,000	5,750,000
New Jersey Turnpike Authority Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1153X (Transportation Revenue, Deutsche Bank LIQ) 144A	0.14	1-1-2038	15,505,000	15,505,000

				23,445,000

Portfolio of investments—January 31, 2016	Wells Fargo National Tax-Free Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

New York: 5.53%

Other Municipal Debt: 0.44%
New York Dormitory Authority Series 2014-C (Tax Revenue)	4.00%	6-15-2016	$4,085,000	$4,141,846
New York Thruway Authority Second Generation Highway & Bridge Trust Fund Series A (Miscellaneous Revenue, Ambac Insured)	5.00	4-1-2016	4,400,000	4,434,512
New York Thruway Authority Second Generation Highway & Bridge Trust Fund Series A (Miscellaneous Revenue, Ambac Insured)	5.00	4-1-2016	3,800,000	3,829,806

				12,406,164

Variable Rate Demand Notes ø: 5.09%
New York Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.03	11-15-2026	25,000,000	25,000,000
New York HFA Series 2014-A (Housing Revenue, Bank of China LOC)	0.02	5-1-2048	12,800,000	12,800,000
New York Metropolitan Transportation Authority Dedicated Tax Series 2008A-1 (Tax Revenue, Royal Bank of Canada LOC)	0.01	11-1-2031	4,500,000	4,500,000
New York Metropolitan Transportation Authority Series 2002G-1 (Transportation Revenue, TD Bank NA LOC)	0.01	11-1-2026	3,270,000	3,270,000
New York Metropolitan Transportation Authority Series 2015E-4 (Transportation Revenue, Bank of the West LOC)	0.02	11-15-2045	7,000,000	7,000,000
New York Metropolitan Transportation Authority Series 2015E-5 (Transportation Revenue, U.S. Bank NA LOC)	0.01	11-15-2045	10,000,000	10,000,000
New York NY City Transitional Finance Authority Sub Series C5 (Tax Revenue, Bank of America NA SPA)	0.01	8-1-2031	400,000	400,000
New York NY Fiscal 1994 Series H Sub Series H-3 (GO Revenue, AGM Insured, State Street Bank & Trust Company SPA)	0.01	8-1-2021	7,000,000	7,000,000
New York NY Fiscal 2004 Series 2004-H-1 (GO Revenue, Bank of New York Mellon LOC)	0.01	3-1-2034	1,590,000	1,590,000
New York NY Fiscal 2006 Series I Sub Series I-6 (GO Revenue, Bank of New York Mellon LOC)	0.01	4-1-2036	785,000	785,000
New York NY Fiscal 2008 Sub Series J-5 (GO Revenue, Bank of America NA SPA)	0.01	8-1-2028	300,000	300,000
New York NY Housing Development Corporation Multifamily Housing Series 2015F (Water & Sewer Revenue, Bank of America NA SPA)	0.01	6-15-2048	14,200,000	14,200,000
New York NY Municipal Authority Fiscal 2016 Sub Series AA-2 (Water & Sewer Revenue, PNC Bank NA SPA)	0.01	6-15-2048	4,300,000	4,300,000
New York NY Municipal Water Finance Authority Water & Sewer System 2nd Generation Resolution Fiscal 2011 Sub Series FF-1 (Water & Sewer Revenue, Bank of America NA SPA)	0.01	6-15-2044	3,800,000	3,800,000
New York NY Municipal Water Finance Authority Water & Sewer System 2nd Generation Resolution Fiscal 2014 Sub Series AA-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.01	6-15-2050	1,200,000	1,200,000
New York NY Municipal Water Finance Authority Water & Sewer System 2nd Generation Resolution Fiscal 2016 Sub Series AA-3 (Water & Sewer Revenue, Royal Bank of Canada SPA)	0.01	6-15-2048	2,600,000	2,600,000
New York NY Municipal Water Finance Authority Water & Sewer Systems Revenue Bonds Fiscal 2012 Series A (Water & Sewer Revenue, Mizuho Corporate Bank SPA)	0.01	6-15-2044	3,990,000	3,990,000
New York NY Transitional Finance Authority Fiscal 2016 Sub Series A-4 (Tax Revenue, Bank of America NA SPA)	0.01	8-1-2041	9,325,000	9,325,000
New York NY Transitional Finance Authority Fiscal 2016 Sub Series A-5 (Tax Revenue, Royal Bank of Canada SPA)	0.01	8-1-2041	5,000,000	5,000,000
New York NY Transitional Finance Authority Future Tax Secured Tax Exempt Subordinate Bonds Fiscal 2014 Sub Series D-4 (Tax Revenue, Mizuho Bank Limited SPA)	0.01	2-1-2044	7,400,000	7,400,000

10	Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
New York NY Transitional Finance Authority JPMorgan Chase PUTTER/DRIVER Trust Series 4043 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.05%	11-1-2020	$1,700,000	$1,700,000
New York NY Transitional Finance Authority Recovery Bonds Fiscal 2003 Series 3 Sub Series 3F (Tax Revenue, Royal Bank of Canada SPA)	0.01	11-1-2022	3,100,000	3,100,000
New York NY Transitional Finance Authority Sub Series 2013A-4 (Tax Revenue, Northern Trust Company SPA)	0.01	8-1-2039	4,500,000	4,500,000
New York NY Trust for Cultural Reserve Wildlife Series 2013A Tender Option Bond Trust Receipt Series 2012-ZF0215 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.02	8-1-2021	5,335,000	5,335,000
New York Sales Tax Asset Receivable Corporation Fiscal 2015 Series 2015A Tender Option Bond Trust Receipts Series 2015-ZF0209 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.02	10-15-2031	5,250,000	5,250,000

				144,345,000

North Carolina: 0.64%

Variable Rate Demand Notes ø: 0.64%
Greensboro NC Public Improvement Bonds Series1998 (GO Revenue, Bank of America NA SPA)	0.02	4-1-2020	100,000	100,000
North Carolina Capital Facilities Finance Agency Duke University Project Series 2015B Tender Option Bond Trust Receipt Series 2015-ZM0105 (Education Revenue, Morgan Stanley Bank LIQ) 144A	0.02	10-1-2055	2,250,500	2,250,500
North Carolina Capital Facilities Finance Agency Educational Guilford College Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.02	5-1-2024	2,570,000	2,570,000
North Carolina Capital Facilities Finance Agency Educational Hill Center Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.02	7-1-2028	4,030,000	4,030,000
North Carolina Medical Care Commission Hospice Alamance-Caswell Project Series 2008 (Health Revenue, Branch Banking & Trust LOC)	0.02	12-1-2033	4,200,000	4,200,000
North Carolina Tender Option Bond Trust Receipts Certificates Series XF2165 (Education Revenue, Morgan Stanley Bank LIQ) 144A	0.02	10-1-2055	2,290,000	2,290,000
University of North Carolina Chapel Hill Series 2009- A (Education Revenue, TD Bank NA SPA)	0.01	2-1-2024	2,795,000	2,795,000

				18,235,500

North Dakota: 2.22%

Other Municipal Debt: 1.91%
Mercer County ND PCR Series 2009-1 (Utilities Revenue)	0.04	2-3-2016	54,000,000	54,000,000

Variable Rate Demand Note ø: 0.31%
Richland County ND Recovery Zone Project Series 2010C (Industrial Development Revenue, CoBank LOC)	0.01	11-1-2028	8,815,000	8,815,000

Ohio: 2.31%

Variable Rate Demand Notes ø: 2.31%
JobsOhio Beverage Systems Statewide Liquor Profits Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1157 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.13	1-1-2038	62,180,000	62,180,000
Ohio Higher Education Facilities University of Dayton Series 2013 Deutsche Bank SPEAR/LIFER Trust Series DBE-1144 (Education Revenue, Deutsche Bank LIQ) 144A	0.13	12-1-2043	3,200,000	3,200,000

				65,380,000

Portfolio of investments—January 31, 2016	Wells Fargo National Tax-Free Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Oklahoma: 0.39%

Variable Rate Demand Notes ø: 0.39%
Oklahoma City OK Water Utilities Trust Water & Sewer System Series 2015 Morgan Stanley Series 2015-ZF2080 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.14%	7-1-2045	$5,000,000	$5,000,000
Oklahoma Turnpike Authority Series 2011A Citigroup ROC Series 11985 (Transportation Revenue, Citibank NA LIQ) 144A	0.03	1-1-2019	6,000,000	6,000,000

				11,000,000

Other: 4.69%

Variable Rate Demand Notes ø: 4.69%
Clipper Tax-Exempt Certificate Trust Certificate of Participation Multi State Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06	2-15-2028	82,970,000	82,970,000
Clipper Tax-Exempt Certificate Trust Certificate of Participation Multi State Series 2009-72 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06	4-1-2019	19,260,000	19,260,000
FHLMC MFHR Series M031 Class A (Housing Revenue, FHLMC LIQ)	0.02	12-15-2045	7,850,000	7,850,000
FHLMC MFHR Series M033 Class A (Housing Revenue, FHLMC LIQ)	0.02	12-15-2046	7,035,000	7,035,000
FHLMC MFHR Series MO27 Class A (Housing Revenue, FHLMC LIQ)	0.02	10-15-2029	15,770,000	15,770,000

				132,885,000

Pennsylvania: 0.57%

Variable Rate Demand Notes ø: 0.57%
Central Bradford Progress Authority Pennsylvania Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-C-14 (Health Revenue, Royal Bank of Canada LOC) 144A	0.01	6-1-2035	7,405,000	7,405,000
Delaware County PA Airport Facilities United Parcel Service Project Series 2015 (Industrial Development Revenue)	0.01	9-1-2045	4,000,000	4,000,000
Philadelphia PA IDA Series B-2 (Miscellaneous Revenue, TD Bank NA LOC)	0.01	10-1-2030	2,100,000	2,100,000
Southcentral Pennsylvania General Authority WellSpan Health Obliged Group Series 2014A Tender Option Bond Trust Receipt Series 2015-ZM0081 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.02	6-1-2044	2,800,000	2,800,000

				16,305,000

Rhode Island: 0.78%

Variable Rate Demand Notes ø: 0.78%
Narragansett Bay RI Commission Wastewater System Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2013-O-60 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	0.06	9-1-2020	10,000,000	10,000,000
Narragansett Bay Rl Commission Wastewater System Series 2007A Solar Eclipse Series 2007-0016 (Water & Sewer Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.06	2-1-2037	12,230,000	12,230,000

				22,230,000

South Carolina: 5.12%

Other Municipal Debt: 4.25%
South Carolina Association of Governmental Organizations Certificate of Participation Series A (Miscellaneous Revenue)	1.50	4-14-2016	44,600,000	44,715,504

12	Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Other Municipal Debt (continued)
York County SC PCR Series 2000B-1 (Utilities Revenue)	0.25%	3-1-2016	$26,900,000	$26,900,000
York County SC PCR Series 2000B-2 (Utilities Revenue)	0.25	3-1-2016	26,900,000	26,900,000
York County SC PCR Series 2000B-3 (Utilities Revenue)	0.25	3-1-2016	21,975,000	21,975,000

				120,490,504

Variable Rate Demand Notes ø: 0.87%
Charleston SC Waterworks & Sewer System Capital Improvement Series 2010 Tender Option Bond Trust Receipts Series 2015-ZF0219 (Water & Sewer Revenue) 144A	0.02	8-1-2019	2,500,000	2,500,000
Charleston SC Waterworks & Sewer System Capital Improvement Series 2010 Tender Option Bond Trust Receipts Series 2015-ZF0219 (Water & Sewer Revenue) 144A	0.02	1-1-2041	5,000,000	5,000,000
Greenville SC Health System Hospital Series 2014B Tender Option Bond Trust Receipts Series 2015-XF0145 (Health Revenue, TD Bank NA LIQ) 144A	0.02	5-30-2022	8,020,000	8,020,000
South Carolina Educational Facilities Authority for Private Non-Profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education Revenue, Branch Banking & Trust LOC)	0.04	8-1-2025	3,325,000	3,325,000
South Carolina Housing Finance & Development Authority MFHR Brookside Crossing Apartments Series 2008 (Housing Revenue, FHLMC LIQ)	0.03	6-1-2046	4,380,000	4,380,000
South Carolina Jobs EDA Institutional Business & Home Safety Project Series 2009 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.02	11-1-2034	1,470,000	1,470,000

				24,695,000

South Dakota: 0.23%

Variable Rate Demand Note ø: 0.23%
South Dakota Housing Development Authority LaCrosse Investment Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02	2-15-2031	6,495,000	6,495,000

Tennessee: 0.31%

Variable Rate Demand Notes ø: 0.31%
Clarksville TN Public Building Authority Tennessee Municipal Building Fund Series 2004 (Miscellaneous Revenue, Bank of America NA LOC)	0.01	7-1-2034	575,000	575,000
Franklin County TN HEFA Board University of the South Project Series 1998B (Education Revenue)	0.04	9-1-2018	3,435,000	3,435,000
Montgomery County TN Public Building Authority Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)	0.01	7-1-2038	400,000	400,000
Sevier County TN Public Building Authority Local Government Public Improvement Series V-B-1 (Water & Sewer Revenue, Branch Banking & Trust LOC)	0.02	6-1-2035	4,300,000	4,300,000

				8,710,000

Texas: 8.65%

Other Municipal Debt: 0.08%
Dallas TX Independent School District Series 2012 (GO Revenue)	4.00	8-15-2016	2,100,000	2,141,613

Variable Rate Demand Notes ø: 8.57%
Bexar County TX Housing Finance Corporation Palisades Park Apartments Project Series 2009 (Housing Revenue, FHLMC LIQ)	0.01	9-1-2039	4,000,000	4,000,000
Brazos Harbor TX Industrial Development Corporation BASF Corporation Project Series 2001 (Industrial Development Revenue)	0.04	7-1-2022	4,900,000	4,900,000
Dallas TX Waterworks & Sewer System Clipper Tax Exempt Certificates Trust 2009-52 (Water & Sewer Revenue, State Street Bank & Trust Company LIQ)	0.01	10-1-2018	13,960,000	13,960,000

Portfolio of investments—January 31, 2016	Wells Fargo National Tax-Free Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Galveston County TX Housing Finance Corporation Village By The Sea Apartments Project Series 2004 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02%	2-15-2032	$5,090,000	$5,090,000
Harris County TX Cultural Educational Facilities Finance Corporation Children’s Hospital Project Series 2009 Citigroup ROC Series 11821 (Health Revenue, Citibank NA LIQ) 144A	0.03	10-1-2017	2,000,000	2,000,000
Harris County TX Cultural Educational Facilities Finance Corporation Children’s Hospital Project Series 2015-3 JPMorgan PUTTER Series 5001 (Hospital Revenue, JPMorgan Chase & Company LIQ) 144A	0.01	6-1-2019	3,765,000	3,765,000
Harris County TX Metropolitan Transit Authority Sales & Use Tax Series 2011A Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-5 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.01	11-1-2041	5,000,000	5,000,000
Harris TX Cultural and Educational Facilities Authority Barclays Residual Interest Bonds Trust Series 5WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.16	7-1-2018	23,495,000	23,495,000
Houston TX Water & Sewer System Revenue Series PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA LIQ) 144A	0.07	12-1-2023	7,100,000	7,100,000
Lower Neches Valley TX Authority Industrial Development Corporation ExxonMobil Project Series 2011 (Industrial Development Revenue)	0.01	11-1-2051	1,550,000	1,550,000
Lower Neches Valley TX Authority Industrial Development Corporation ExxonMobil Project Series 2012 (Industrial Development Revenue)	0.01	5-1-2046	1,210,000	1,210,000
North Texas Tollway Authority Series 2008A Morgan Stanley Series 3356 (Miscellaneous Revenue, BHAC Insured, Morgan Stanley Bank LIQ) 144A	0.02	1-1-2048	4,440,000	4,440,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2011 (Industrial Development Revenue)	0.02	6-1-2041	25,000,000	25,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial Development Revenue)	0.02	3-1-2042	41,500,000	41,500,000
Port Arthur TX Navigation District of Jefferson County Total Petrochemicals Project (Resource Recovery Revenue)	0.02	3-1-2039	9,000,000	9,000,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002B (Resource Recovery Revenue)	0.14	7-1-2029	11,700,000	11,700,000
Tarrant County TX Cultural Educational Facilities Finance Corporation Hospital Revenue Series A (Health Revenue, TD Bank NA LOC)	0.01	10-1-2041	13,245,000	13,245,000
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 Deutsche Bank SPEAR/LIFER Trust Series DBE-1193 (Utilities Revenue, Deutsche Bank LIQ) 144A	0.26	12-15-2032	9,000,000	9,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.31	12-15-2026	50,121,560	50,121,560
West Harris County TX Regional Water Authority System Series 2007 Solar Eclipse Series 2007-0103 (Miscellaneous Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.04	12-15-2031	7,000,000	7,000,000

				243,076,560

Utah: 0.35%

Variable Rate Demand Notes ø: 0.35%
Weber County UT Hospital IHC Health Services Series 2000A (Health Revenue, Bank of New York Mellon SPA)	0.01	2-15-2031	200,000	200,000
West Jordan UT Multifamily Housing Broadmoor Village Apartments Series 2004 (Housing Revenue, FHLMC LIQ)	0.03	12-1-2034	9,675,000	9,675,000

				9,875,000

14	Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments—January 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Vermont: 0.53%

Variable Rate Demand Notes ø: 0.53%
Vermont Educational & Health Buildings Financing Agency Brattleboro Memorial Hospital Project Series 2008A (Health Revenue, TD Bank NA LOC)	0.01%	10-1-2028	$1,735,000	$1,735,000
Vermont Educational & Health Buildings Financing Agency Landmark College Project Series 2008A (Education Revenue, TD Bank NA LOC)	0.01	7-1-2033	3,020,000	3,020,000
Vermont Educational & Health Buildings Financing Agency North County Hospital Project Series 2007-A (Health Revenue, TD Bank NA LOC)	0.01	10-1-2034	8,795,000	8,795,000
Vermont Educational & Health Buildings Financing Agency Northeastern Vermont Regional Hospital Project Series 2004A (Health Revenue, TD Bank NA LOC)	0.01	10-1-2029	1,555,000	1,555,000

				15,105,000

Virginia: 1.59%

Variable Rate Demand Notes ø: 1.59%
Fairfax County VA EDA Smithsonian Institution Series A (Miscellaneous Revenue, Northern Trust Company SPA)	0.01	12-1-2033	8,700,000	8,700,000
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.19	5-15-2042	18,015,000	18,015,000
Fauquier County VA IDA Highland School Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.02	12-1-2033	3,075,000	3,075,000
Norfolk VA EDA Sentara Healthcare Series 2010-B (Health Revenue) (i)	0.21	11-1-2034	4,905,000	4,905,000
Norfolk VA EDA Sentara Healthcare Series 2010-C (Health Revenue) (i)	0.21	11-1-2034	6,620,000	6,620,000
University of Virginia PUTTER Series 3188Z (Education Revenue, JPMorgan Chase & Company LIQ) 144A	0.01	6-1-2032	3,900,000	3,900,000

				45,215,000

Washington: 3.01%

Other Municipal Debt: 0.09%
Washington Motor Vehicle Fuel Tax Series 2009-D (Tax Revenue)	5.00	2-1-2016	2,580,000	2,580,000

Variable Rate Demand Notes ø: 2.92%
King County WA Sewer Revenue Bonds 2007 Morgan Stanley Series 3090 (Water & Sewer Revenue, AGM Insured, Credit Suisse LIQ) 144A	0.13	1-1-2039	7,361,000	7,361,000
Squaxin Island Tribe WA Tribal Infrastructure Revenue Series 2008-B (Miscellaneous Revenue, Bank of America NA LOC)	0.09	5-1-2028	2,415,000	2,415,000
University of Washington General Revenue Bonds Series 2007 Solar Eclipse Funding Trust Series 2007-0075 (Miscellaneous Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.12	6-1-2037	37,495,000	37,495,000
Washington Central Puget Sound Regional Transit Authority Sales Tax Improvement Series 2015S-26B Green Bonds JPMorgan PUTTER Series 5002 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.01	11-1-2017	9,190,000	9,190,000
Washington Health Care Facilities Authority MultiCare Health System Series 2009A Deutsche Bank SPEARs/LIFERs Trust Series DBE-109 (Health Revenue, Deutsche Bank LIQ) 144A	0.21	8-15-2044	3,375,000	3,375,000
Washington Tender Option Bond Trust Receipt Series 2015-ZM0121 (GO Revenue, Royal Bank of Canada LIQ) 144A	0.01	2-1-2023	1,900,000	1,900,000
Washington Tender Option Bond Trust Receipts Series 2015-XF1017 (Health Revenue, Deutsche Bank LIQ) 144A	0.26	1-1-2035	20,900,000	20,900,000

				82,636,000

Portfolio of investments—January 31, 2016	Wells Fargo National Tax-Free Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin: 4.37%

Variable Rate Demand Notes ø: 4.37%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (Industrial Development Revenue, CoBank LOC)	0.02%	5-1-2037	$30,000,000	$30,000,000
Hull WI Welcome Dairy Incorporated Project Series 2010B (Industrial Development Revenue, Associated Bank NA LOC)	0.03	1-1-2027	1,820,000	1,820,000
Wisconsin Clipper Tax-Exempt Certificate Trust Series 2009-36 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.01	5-1-2020	26,755,000	26,755,000
Wisconsin HEFA Aurora Health Care Incorporated Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1191 (Health Revenue, Deutsche Bank LIQ) 144A	0.15	4-15-2035	7,500,000	7,500,000
Wisconsin HEFA Wheaton Franciscan Healthcare System Morgan Stanley Series 2006-2113 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.12	8-15-2034	33,210,740	33,210,740
Wisconsin HEFAR Series 2012 Tender Option Bond Trust Receipts Series 2015-XF1028 (Health Revenue, Deutsche Bank LIQ) 144A	0.15	11-15-2044	10,890,000	10,890,000
Wisconsin PFA Midwestern Disaster Area Program Series 2011 (Industrial Development Revenue, Farm Credit Services America LOC)	0.02	9-1-2036	13,780,000	13,780,000

				123,955,740

Wyoming: 0.02%

Variable Rate Demand Note ø: 0.02%
Uinta County WY PCR Chevron USA Incorporated Project Series 1992 (Industrial Development Revenue)	0.01	12-1-2022	700,000	700,000

Total Municipal Obligations (Cost $2,472,563,229)				2,472,563,229

Other: 0.53%
Nuveen New York AMT-Free Municipal Income Fund Variable Rate Demand Preferred Shares Series 2190-1(Deutsche Bank Trust Company LIQ) §±	0.11	6-1-2040	14,900,000	14,900,000

Total Other (Cost $14,900,000)				14,900,000

Repurchase Agreements ^^: 12.28%
Citigroup Global Markets Incorporated, dated 1-29-2016, maturity value $232,005,027 (1)	0.26	2-1-2016	232,000,000	232,000,000
Credit Agricole, dated 1-29-2016, maturity value $116,002,900 (2)	0.30	2-1-2016	116,000,000	116,000,000

Total Repurchase Agreements (Cost $348,000,000)				348,000,000

Total investments in securities (Cost $2,835,463,229) *	100.02%	2,835,463,229
Other assets and liabilities, net	(0.02)	(456,077)

Total net assets	100.00%	$2,835,007,152

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

§	The security is subject to a demand feature which reduces the effective maturity.

(i)	Illiquid security for which the designation as illiquid is unaudited.

±	Variable rate investment. The rate shown is the rate in effect at period end.

^^	Collateralized by:

(1)	U.S. government securities, 1.50% to 2.00%, 2-28-2019 to 11-30-2022, fair value including accrued interest is $236,640,009.

(2)	U.S. government security, 1.13%, 4-30-2020, fair value including accrued interest is $118,320,013.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Report of Independent Registered Public Accounting Firm

Board of Trustees and Shareholders of

Wells Fargo Funds Trust:

We have audited the accompanying statement of assets and liabilities, including the summary portfolio of investments, of the Wells Fargo Money Market Fund (formerly known as Wells Fargo Advantage Money Market Fund) (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the financial highlights for each of the years in the five-year period then ended, (the financial statements and financial highlights are included in Item 1 of this Form N-CSR), and the portfolio of investments as of January 31, 2016 (included in Item 6 of this Form N-CSR). These financial statements, financial highlights, and portfolio of investments are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements, financial highlights, and portfolio of investments based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, financial highlights, and portfolio of investments are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and portfolio of investments. Our procedures included confirmation of securities owned as of January 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements, financial highlights, and portfolio of investments referred to above present fairly, in all material respects, the financial position of the Wells Fargo Money Market Fund as of January 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 24, 2016

Report of Independent Registered Public Accounting Firm

Board of Trustees and Shareholders of

Wells Fargo Funds Trust:

We have audited the accompanying statement of assets and liabilities, including the summary portfolio of investments, of the Wells Fargo National Tax-Free Money Market Fund (formerly known as Wells Fargo Advantage National Tax-Free Money Market Fund) (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the financial highlights for each of the years in the five-year period then ended (the financial statements and financial highlights are included in Item 1 of this Form N-CSR), and the portfolio of investments as of January 31, 2016 (included in Item 6 of this Form N-CSR). These financial statements, financial highlights, and portfolio of investments are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements, financial highlights, and portfolio of investments based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, financial highlights, and portfolio of investments are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and portfolio of investments. Our procedures included confirmation of securities owned as of January 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements, financial highlights, and portfolio of investments referred to above present fairly, in all material respects, the financial position of the Wells Fargo National Tax-Free Money Market Fund as of January 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 24, 2016

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit COE.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	March 24, 2016

By:

/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	March 24, 2016